United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-8104
                                   ---------------------------------------------

                          Touchstone Funds Group Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                303 Broadway, Suite 1100, Cincinnati, Ohio   45202
--------------------------------------------------------------------------------
                 (Address of principal executive offices)  (Zip code)

       Jill T. McGruder, 303 Broadway, Suite 1100, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------

Date of fiscal year end:  09/30
                          -------

Date of reporting period: 3/31/10
                          -------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

Touchstone Funds Group Trust Semiannual Report

--------------------------------------------------------------------------------
                                                                  March 31, 2010
                                                                     (Unaudited)

Semi-Annual Report
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Capital Appreciation Fund
Touchstone Core Plus Fixed Income Fund
Touchstone Emerging Markets Equity Fund
Touchstone Focused Equity Fund
Touchstone Global Equity Fund
Touchstone Global Real Estate Fund
Touchstone Healthcare and Biotechnology Fund
Touchstone Intermediate Fixed Income Fund
Touchstone International Fixed Income
Touchstone International Growth Fund
Touchstone Large Cap Relative Value Fund
Touchstone Market Neutral Equity Fund
  (formerly Touchstone Long/Short Equity Fund)
Touchstone Mid Cap Fund
Touchstone Mid Cap Value Fund
Touchstone Premium Yield Equity Fund
Touchstone Sands Capital Select Growth Fund
Touchstone Short Duration Fixed Income Fund
Touchstone Small Cap Core Fund
Touchstone Small Cap Value Opportunities Fund
Touchstone Ultra Short Duration Fixed Income Fund

--------------------------------------------------------------------------------

[LOGO] TOUCHSTONE INVESTMENTS(R)

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------

                                                                            Page
--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments (Unaudited)                3-7
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                        8-17
--------------------------------------------------------------------------------
Statements of Operations                                                   18-22
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                        23-31
--------------------------------------------------------------------------------
Financial Highlights                                                       32-70
--------------------------------------------------------------------------------
Notes to Financial Statements                                              71-96
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
     Capital Appreciation Fund                                                97
--------------------------------------------------------------------------------
     Core Plus Fixed Income Fund                                          98-103
--------------------------------------------------------------------------------
     Emerging Markets Equity Fund                                        104-105
--------------------------------------------------------------------------------
     Focused Equity Fund                                                     106
--------------------------------------------------------------------------------
     Global Equity Fund                                                  107-108
--------------------------------------------------------------------------------
     Global Real Estate Fund                                             109-110
--------------------------------------------------------------------------------
     Healthcare and Biotechnology Fund                                       111
--------------------------------------------------------------------------------
     Intermediate Fixed Income Fund                                      112-115
--------------------------------------------------------------------------------
     International Fixed Income                                          116-117
--------------------------------------------------------------------------------
     International Growth Fund                                           118-119
--------------------------------------------------------------------------------
     Large Cap Relative Value Fund                                           120
--------------------------------------------------------------------------------
     Market Neutral Equity Fund                                          121-125
--------------------------------------------------------------------------------
     Mid Cap Fund                                                        126-127
--------------------------------------------------------------------------------
     Mid Cap Value Fund                                                  128-129
--------------------------------------------------------------------------------
     Premium Yield Equity Fund                                               130
--------------------------------------------------------------------------------
     Sands Capital Select Growth Fund                                        131
--------------------------------------------------------------------------------
     Short Duration Fixed Income Fund                                    132-136
--------------------------------------------------------------------------------
     Small Cap Core Fund                                                     137
--------------------------------------------------------------------------------
     Small Cap Value Opportunities Fund                                  138-139
--------------------------------------------------------------------------------
     Ultra Short Duration Fixed Income Fund                              140-143
--------------------------------------------------------------------------------
Other Items (Unaudited)                                                  144-160
--------------------------------------------------------------------------------
Privacy Protection Policy                                                    163
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments (Unaudited)
March 31, 2010
--------------------------------------------------------------------------------

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                             (% OF NET ASSETS)
Information Technology                                                     21.0
Consumer Staples                                                           19.7
Health Care                                                                19.2
Industrials                                                                10.4
Consumer Discretionary                                                      8.8
Financials                                                                  8.1
Energy                                                                      5.1
Materials                                                                   1.9
Investment Funds                                                            8.0
Other Assets/Liabilities (Net)                                             (2.2)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORE PLUS FIXED INCOME FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                     (% OF INVESTMENT SECURITIES)
U.S. Treasury                                                              17.8
U.S. Agency*                                                               20.4
AAA/Aaa                                                                    10.3
AA/Aa                                                                       3.8
A/A                                                                        13.7
BBB/Baa                                                                    17.7
BB/Ba                                                                       9.5
B/B                                                                         6.6
CCC                                                                         0.2
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----

*  Includes mortgage debt issues (excluding CMBS)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                             (% OF NET ASSETS)
Financials                                                                 22.1
Materials                                                                  17.3
Consumer Discretionary                                                     14.8
Energy                                                                      9.9
Consumer Staples                                                            8.3
Information Technology                                                      8.0
Telecommunication Services                                                  4.3
Industrials                                                                 4.0
Utilities                                                                   2.3
Health Care                                                                 1.3
Investment Funds                                                            5.2
Other Assets/Liabilities (Net)                                              2.2
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOCUSED EQUITY FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                             (% OF NET ASSETS)
Information Technology                                                     19.4
Consumer Discretionary                                                     17.6
Financials                                                                 17.3
Industrials                                                                15.6
Consumer Staples                                                           11.8
Health Care                                                                 8.8
Energy                                                                      4.0
Telecommunication Services                                                  2.6
Investment Funds                                                            3.3
Other Assets/Liabilities (Net)                                             (0.4)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL EQUITY FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                             (% OF NET ASSETS)
Industrials                                                                22.2
Materials                                                                  16.9
Health Care                                                                13.1
Consumer Staples                                                           12.4
Telecommunication Services                                                 10.0
Consumer Discretionary                                                      9.3
Utilities                                                                   3.4
Information Technology                                                      3.4
Energy                                                                      0.8
Investment Funds                                                            3.2
Other Assets/Liabilities (Net)                                              5.3
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                             (% OF NET ASSETS)
Financials                                                                 97.1
Investment Funds                                                            4.1
Other Assets/Liabilities (Net)                                             (1.2)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HEALTH CARE AND BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                             (% OF NET ASSETS)
Health Care                                                                99.0
Investment Funds                                                           13.5
Other Assets/Liabilities (Net)                                            (12.5)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                     (% OF INVESTMENT SECURITIES)
U.S. Treasury                                                              30.7
U.S. Agency                                                                 9.2
AAA/Aaa                                                                     5.1
AA/Aa                                                                       5.8
A/A                                                                        24.5
BBB/Baa                                                                    24.7
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                     (% OF INVESTMENT SECURITIES)
AAA/Aaa                                                                    57.0
AA/Aa                                                                      18.3
A/A                                                                         0.0
BBB/Baa                                                                     2.7
Not Rated                                                                   3.2
Foreign Exchange and Money Market                                          18.8
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                             (% OF NET ASSETS)
Information Technology                                                     22.5
Health Care                                                                16.0
Financials                                                                 11.4
Materials                                                                  11.3
Industrials                                                                 9.6
Energy                                                                      9.5
Consumer Staples                                                            8.6
Consumer Discretionary                                                      6.3
Telecommunication Services                                                  2.7
Utilities                                                                   1.2
Investment Funds                                                           28.8
Other Assets/Liabilities (Net)                                            (27.9)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP RELATIVE VALUE FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                             (% OF NET ASSETS)
Financials                                                                 19.1
Information Technology                                                     14.9
Energy                                                                     14.9
Consumer Discretionary                                                     14.5
Industrials                                                                12.0
Health Care                                                                10.4
Utilities                                                                   4.4
Materials                                                                   4.3
Telecommunication Services                                                  2.0
Consumer Staples                                                            1.6
Investment Funds                                                            1.7
Other Assets/Liabilities (Net)                                              0.2
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MARKET NEUTRAL EQUITY FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                  (% OF INVESTMENT SECURITIES)
LONG POSITIONS
--------------
Consumer Discretionary                                                     12.0
Consumer Staples                                                            2.8
Energy                                                                      7.1
Health Care                                                                10.9
Financials                                                                 22.8
Information Technology                                                     13.8
Industrials                                                                14.6
Materials                                                                   3.6
Utilities                                                                   3.7
Investment Funds                                                            4.7
Cash Collateral for Securities
Sold Short                                                                 95.6
Other Assets/Liabilities                                                   (1.4)
                                                                          -----
                                                                          190.2
                                                                          -----

SHORT POSITIONS
---------------
Consumer Discretionary                                                     (9.5)
Consumer Staples                                                           (3.0)
Energy                                                                     (6.8)
Health Care                                                               (10.7)
Financials                                                                (22.7)
Information Technology                                                    (12.7)
Industrials                                                               (15.6)
Materials                                                                  (5.1)
Utilities                                                                  (4.1)
                                                                          -----
                                                                          (90.2)
                                                                          -----
                                                                          100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MID CAP FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                             (% OF NET ASSETS)
Financials                                                                 17.4
Information Technology                                                     14.9
Consumer Discretionary                                                     14.1
Health Care                                                                10.7
Materials                                                                   9.1
Industrials                                                                 9.1
Energy                                                                      8.0
Consumer Staples                                                            6.2
Utilities                                                                   5.3
Telecommunication Services                                                  3.6
Investment Funds                                                           25.6
Other Assets/Liabilities (Net)                                            (24.0)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MID CAP VALUE FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                             (% OF NET ASSETS)
Financials                                                                 24.2
Consumer Discretionary                                                     12.8
Industrials                                                                11.5
Utilities                                                                  10.4
Energy                                                                      9.5
Information Technology                                                      8.8
Consumer Staples                                                            7.9
Materials                                                                   7.9
Health Care                                                                 5.0
Investment Funds                                                            1.2
Other Assets/Liabilities (Net)                                              0.8
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PREMIUM YIELD EQUITY FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                             (% OF NET ASSETS)
Energy                                                                     20.1
Financials                                                                 16.2
Health Care                                                                16.0
Utilities                                                                  15.4
Information Technology                                                      9.1
Telecommunication Services                                                  8.5
Consumer Discretionary                                                      6.4
Consumer Staples                                                            3.0
Industrials                                                                 1.9
Materials                                                                   1.7
Investment Funds                                                            3.5
Other Assets/Liabilities (Net)                                             (1.8)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SANDS CAPITAL SELECT GROWTH FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                             (% OF NET ASSETS)
Information Technology                                                     32.7
Health Care                                                                19.5
Consumer Discretionary                                                     17.2
Energy                                                                     13.0
Financials                                                                  8.9
Materials                                                                   3.2
Industrials                                                                 2.7
Investment Funds                                                            3.8
Other Assets/Liabilities (Net)                                             (1.0)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT DURATION FIXED INCOME FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                     (% OF INVESTMENT SECURITIES)
U.S. Treasury                                                               6.2
U.S. Agency                                                                29.6
AAA/Aaa                                                                    34.1
AA/Aa                                                                       4.1
A/A                                                                        14.6
BBB/Baa                                                                    10.6
Not Rated                                                                   0.8
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP CORE FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                             (% OF NET ASSETS)
Industrials                                                                20.6
Financials                                                                 20.5
Consumer Discretionary                                                     16.2
Consumer Staples                                                           11.1
Materials                                                                   9.6
Energy                                                                      8.0
Health Care                                                                 5.0
Information Technology                                                      4.3
Investment Funds                                                           22.7
Other Assets/Liabilities (Net)                                            (18.0)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                                             (% OF NET ASSETS)
Financials                                                                 33.2
Consumer Discretionary                                                     13.4
Information Technology                                                     12.7
Materials                                                                  10.7
Industrials                                                                 9.5
Health Care                                                                 5.0
Energy                                                                      4.6
Utilities                                                                   4.6
Consumer Staples                                                            3.5
Telecommunication Services                                                  0.5
Investment Funds                                                           21.8
Other Assets/Liabilities (Net)                                            (19.5)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ULTRA SHORT DURATION FIXED INCOME FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                     (% OF INVESTMENT SECURITIES)
U.S. Agency                                                                79.7
AAA/Aaa                                                                     1.2
AA/Aa                                                                       0.6
A/A                                                                         3.2
BBB/Baa                                                                     3.5
Not Rated                                                                  11.8
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statements of Assets and Liabilities
March 31, 2010 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        EMERGING
                                                                         CAPITAL       CORE PLUS         MARKETS         FOCUSED
                                                                       APPRECIATION   FIXED INCOME       EQUITY          EQUITY
                                                                           FUND           FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At cost                                                            $   5,080,053   $  15,317,771   $  15,462,097   $   2,110,238
====================================================================================================================================
   Affiliated securities, at market value                             $     434,242   $   1,489,027   $     895,928   $      74,833
   Non-affiliated securities, at market value                             5,117,340      13,883,781      15,833,285       2,180,677
------------------------------------------------------------------------------------------------------------------------------------
   At market value                                                    $   5,551,582   $  15,372,808   $  16,729,213   $   2,255,510
Foreign currency, at cost of $3,584 and $16,574 for Core Plus Fixed
   Income Fund and Emerging Markets Equity Fund, respectively.                   --           3,514          16,639              --
Unrealized appreciation on forward foreign currency contracts                    --           8,410              --              --
Dividends and interest receivable                                             3,864         148,852          16,886           2,372
Receivable for capital shares sold                                           19,239          33,161         311,770              --
Receivable for securities sold                                                   --         864,547          39,829              --
Receivable from Advisor                                                          --           1,324              --          11,223
Receivable from other affiliates                                              2,995           2,520           6,779              --
Tax reclaim receivable                                                           --             458              30              --
Other assets                                                                  2,359           6,846          12,214              --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                              5,580,039      16,442,440      17,133,360       2,269,105
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends and interest payable                                                   --          29,661              --              --
Unrealized depreciation on forward foreign currency contracts                    --          14,562              --
Payable for capital shares redeemed                                              --           3,736           1,680              --
Payable for securities purchased                                            132,538       2,188,764              --           9,319
Payable to Advisor                                                            2,103              --          24,376              --
Payable to other affiliates                                                      --              --              --           1,192
Payable to Trustees                                                           3,491           3,491           3,491           2,256
Other accrued expenses and liabilities                                        8,946          19,345              --          10,683
------------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                           147,078       2,259,559          29,547          23,450
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                            $   5,432,961   $  14,182,881   $  17,103,813   $   2,245,655
====================================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                                       $   4,905,845   $  14,165,799   $  15,832,083   $   2,091,613
Accumulated net investment income (loss)                                      3,787          (4,548)        (18,562)          4,019
Accumulated net realized gains (losses) on investments
   and foreign currency transactions                                         51,800         (27,245)         21,438           4,751
Net unrealized appreciation on investments                                  471,529          55,037       1,267,116         145,272
Net unrealized appreciation (depreciation) on foreign currency and translation of other assets and liabilities denominated in foreign
   currency                                                                      --          (6,162)          1,738              --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                            $   5,432,961   $  14,182,881   $  17,103,813   $   2,245,655
------------------------------------------------------------------------------------------------------------------------------------

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares                             $   1,954,722   $   2,486,108   $   2,805,639   $     203,910
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                      173,067         247,837         243,145          18,651
====================================================================================================================================
Net asset value and redemption price per share                        $       11.29   $       10.03   $       11.54   $       10.93
====================================================================================================================================
Maximum offering price per share                                      $       11.98   $       10.64   $       12.24   $       11.60
====================================================================================================================================

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                                                                       EMERGING
                                                                         CAPITAL        CORE PLUS       MARKETS          FOCUSED
                                                                      APPRECIATION    FIXED INCOME       EQUITY          EQUITY
                                                                          FUND            FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS C SHARES
Net assets attributable to Class C shares                             $     282,388   $   1,310,873   $   2,094,711   $     111,904
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                       25,093         130,715         182,411          10,249
====================================================================================================================================
Net asset value, offering price and redemption price per share*       $       11.25   $       10.03   $       11.48   $       10.92
====================================================================================================================================

PRICING OF CLASS Y SHARES
Net assets attributable to Class Y shares                             $     140,236   $     567,810   $   1,076,321   $     109,369
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                       12,410          56,603          93,198          10,000
====================================================================================================================================
Net asset value, offering price and redemption price per share        $       11.30   $       10.03   $       11.55   $       10.94
====================================================================================================================================

PRICING OF INSTITUTIONAL CLASS SHARES
Net assets attributable to Institutional Class shares                 $   3,055,615   $   9,818,090   $  11,127,142   $   1,820,472
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                      270,708         978,521         962,329         166,432
====================================================================================================================================
Net asset value, offering price and redemption price per share        $       11.29   $       10.03   $       11.56   $       10.94
====================================================================================================================================

* Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                                         GLOBAL          GLOBAL       HEALTHCARE AND  INTERMEDIATE
                                                                         EQUITY        REAL ESTATE    BIOTECHNOLOGY   FIXED INCOME
                                                                          FUND            FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At cost                                                            $   3,271,334   $   4,063,395   $  30,466,460   $ 105,844,486
====================================================================================================================================
   Affiliated securities, at market value                             $     113,361   $     174,435   $      20,985   $   2,238,710
   Non-affiliated securities, at market value                             3,203,997       4,079,505      36,429,708     106,013,819
------------------------------------------------------------------------------------------------------------------------------------
   At market value - including $4,206,975
     of securities loaned for the Healthcare and Biotechnology Fund   $   3,317,358   $   4,253,940   $  36,450,693   $ 108,252,529
Dividends and interest receivable                                             6,033          12,023          46,693       1,060,930
Receivable for capital shares sold                                          118,400          10,098           3,090          21,528
Receivable for securities sold                                               78,875          72,286         408,669              --
Receivable for securities lending income                                         --              --             496              --
Receivable from Advisor                                                       3,531             425              --              --
Recievable from other affiliates                                              6,244           5,648              --              --
Tax reclaim receivable                                                          567              44           2,000              --
Other assets                                                                    765           1,182          13,785              --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                              3,531,773       4,355,646      36,925,426     109,334,987
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Bank overdraft                                                               10,686             272              --              --
Dividends and interest payable                                                   --              --              --         267,950
Payable upon return of securities loaned                                         --              --       4,347,725              --
Payable for capital shares redeemed                                              --             307          80,467          41,127
Payable for securities purchased                                                 --         143,043              --              --
Payable to Advisor                                                               --              --          19,194          16,382
Payable to other affiliates                                                      --              --          36,678          18,707
Payable to Trustees                                                           3,491           3,491           3,615           4,251
Other accrued expenses and liabilities                                       14,219           3,419          47,909          24,887
------------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                            28,396         150,532       4,535,588         373,304
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                            $   3,503,377   $   4,205,114   $  32,389,838   $ 108,961,683
====================================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                                       $   3,406,940   $   3,972,994   $  38,683,750   $ 108,284,075
Accumulated net investment income (loss)                                      1,402            (615)       (118,386)         (8,902)
Accumulated net realized gains (losses) on investments
   and foreign currency transactions                                         48,932          42,232     (12,159,759)     (1,721,533)
Net unrealized appreciation on investments                                   46,024         190,545       5,984,233       2,408,043
Net unrealized appreciation (depreciation) on foreign currency and translation of other assets and liabilities denominated in foreign
   currency                                                                      79             (42)             --              --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                            $   3,503,377   $   4,205,114   $  32,389,838   $ 108,961,683
------------------------------------------------------------------------------------------------------------------------------------

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares                             $     499,710   $   1,025,766   $  29,273,000   $          --
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                       48,536          95,696       2,084,559              --
====================================================================================================================================
Net asset value and redemption price per share                        $       10.30   $       10.72   $       14.04   $          --
====================================================================================================================================
Maximum offering price per share                                      $       10.93   $       11.37   $       14.90   $          --
====================================================================================================================================

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                                         GLOBAL          GLOBAL       HEALTHCARE AND  INTERMEDIATE
                                                                         EQUITY        REAL ESTATE    BIOTECHNOLOGY   FIXED INCOME
                                                                          FUND            FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS C SHARES
Net assets attributable to Class C shares                             $     102,582   $     112,684   $   3,116,838   $          --
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                       10,000          10,531         227,699              --
====================================================================================================================================
Net asset value, offering price and redemption price per share*       $       10.26   $       10.70   $       13.69   $          --
====================================================================================================================================

PRICING OF CLASS Y SHARES
Net assets attributable to Class Y shares                             $     115,582   $     115,532   $          --   $          --
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                       11,212          10,767              --              --
====================================================================================================================================
Net asset value, offering price and redemption price per share        $       10.31   $       10.73   $          --   $          --
====================================================================================================================================

PRICING OF INSTITUTIONAL CLASS SHARES
Net assets attributable to Institutional Class shares                 $   2,785,503   $   2,951,132   $          --   $ 108,961,683
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                      270,064         274,928              --      12,366,711
====================================================================================================================================
Net asset value, offering price and redemption price per share        $       10.31   $       10.73   $          --   $        8.81
====================================================================================================================================

* Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                                      INTERNATIONAL   INTERNATIONAL     LARGE CAP        MARKET
                                                                      FIXED INCOME        GROWTH      RELATIVE VALUE  NEUTRAL EQUITY
                                                                          FUND             FUND            FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At cost                                                            $   6,986,703   $  40,546,842   $   3,418,790   $   8,800,534
====================================================================================================================================
   Affiliated securities, at market value                             $     597,817   $     285,531   $      66,759   $     473,632
   Non-affiliated securities, at market value                             6,064,352      45,679,861       3,817,678       9,199,167
------------------------------------------------------------------------------------------------------------------------------------
   At market value - including $9,820,531
     of securities loaned for the International Growth Fund           $   6,662,169   $  45,965,392   $   3,884,437   $   9,672,799
Foreign currency, at cost $716,236                                          705,329              --              --              --
Cash collateral held for securities sold short                                   --              --              --       9,636,995
Unrealized appreciation on forward foreign currency contracts               102,048              --              --              --
Dividends and interest receivable                                            98,613         111,734           4,001           2,784
Receivable for capital shares sold                                            9,222         109,217          16,455          22,337
Receivable for securities sold                                              138,786              --              --         136,784
Receivable for securities lending income                                         --           1,757              --              --
Receivable from other affiliates                                              5,487              --           4,234              --
Tax reclaim receivable                                                        1,555              --              --              --
Other assets                                                                  1,497          43,300           1,078           6,368
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                              7,724,706      46,231,400       3,910,205      19,478,067
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Securities sold short, at value (proceeds $8,258,277 for
   the Market Neutral Equity Fund)                                               --              --              --       9,094,240
Dividends and interest payable                                                9,821         120,268           6,807              --
Unrealized depreciation on forward foreign currency contracts                 1,040              --              --              --
Payable upon return of securities loaned                                         --      10,052,687              --              --
Payable for capital shares redeemed                                              --          23,822              29              --
Payable for securities purchased                                            464,062              --              --         278,120
Payable to Advisor                                                            1,876          38,661              20          21,894
Payable to other affiliates                                                      --           8,467              --           4,730
Payable to Trustees                                                           3,491           5,719           3,491           3,491
Other accrued expenses and liabilities                                       16,620          55,523           8,811              --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                           496,910      10,305,147          19,158       9,402,475
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                            $   7,227,796   $  35,926,253   $   3,891,047   $  10,075,592
====================================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                                       $   7,180,427   $  34,896,256   $   3,420,080   $  10,421,723
Accumulated net investment income (loss)                                          2            (783)             --         (57,484)
Accumulated net realized gains (losses) on investments
   and foreign currency transactions                                        286,061      (4,387,770)          5,320        (324,949)
Net unrealized appreciation (depreciation) on investments                  (325,885)      5,418,550         465,647          36,302
Net unrealized appreciation on foreign currency and translation
   of other assets and liabilities denominated in foreign currency           87,191              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                            $   7,227,796   $  35,926,253   $   3,891,047   $  10,075,592
------------------------------------------------------------------------------------------------------------------------------------

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares                             $     182,041   $  35,783,819   $     422,956   $     447,522
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                       18,083       4,384,824          36,882          46,317
====================================================================================================================================
Net asset value and redemption price per share                        $       10.07   $        8.16   $       11.47   $        9.66
====================================================================================================================================
Maximum offering price per share                                      $       10.68   $        8.66   $       12.17   $       10.25
====================================================================================================================================

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                                      INTERNATIONAL   INTERNATIONAL     LARGE CAP         MARKET
                                                                      FIXED INCOME        GROWTH      RELATIVE VALUE  NEUTRAL EQUITY
                                                                          FUND             FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS C SHARES
Net assets attributable to Class C shares                             $     143,352   $     136,291   $     242,585   $     143,020
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                       14,243          16,664          21,178          14,860
====================================================================================================================================
Net asset value, offering price and redemption price per share*       $       10.06   $        8.18   $       11.45   $        9.62
====================================================================================================================================

PRICING OF CLASS Y SHARES
Net assets attributable to Class Y shares                             $     103,958   $       6,143   $     115,114   $   9,485,050
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                       10,327             756          10,034         980,498
====================================================================================================================================
Net asset value, offering price and redemption price per share        $       10.07   $        8.12   $       11.47   $        9.67
====================================================================================================================================

PRICING OF INSTITUTIONAL CLASS SHARES
Net assets attributable to Institutional Class shares                 $   6,798,445   $          --   $   3,110,392   $          --
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                      675,363              --         271,107              --
====================================================================================================================================
Net asset value, offering price and redemption price per share        $       10.07   $          --   $       11.47   $          --
====================================================================================================================================

*  Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                                                                                      SANDS CAPITAL
                                                                           MID            MID CAP       PREMIUM          SELECT
                                                                           CAP             VALUE      YIELD EQUITY       GROWTH
                                                                           FUND            FUND           FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At cost                                                            $ 157,346,701   $   3,335,902   $  33,577,365   $ 405,314,029
====================================================================================================================================
   Affiliated securities, at market value                             $   3,302,762   $      42,954   $   1,192,612   $  14,982,826
   Non-affiliated securities, at market value                           180,342,488       3,657,397      33,966,613     529,179,974
------------------------------------------------------------------------------------------------------------------------------------
   At market value - including $33,717,033 and $5,176,572
     of securities loaned for the Mid Cap Fund and Sands Capital
     Select Growth Fund, respectively.                                $ 183,645,250   $   3,700,351   $  35,159,225   $ 544,162,800
Dividends and interest receivable                                           203,406           6,146          73,829         185,659
Receivable for capital shares sold                                           15,156          16,325         134,475       1,698,854
Receivable for securities sold                                            1,112,010          12,187              --              --
Receivable for securities lending income                                        940              --              --              69
Receivable from other affiliates                                                 --           5,381              --              --
Tax reclaim receivable                                                          475              98             521              --
Other assets                                                                  7,573           3,687          18,354          49,595
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                            184,984,810       3,744,175      35,386,404     546,096,977
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends and interest payable                                                   --              --          71,209              --
Payable upon return of securities loaned                                 34,657,844              --              --       5,289,928
Payable for capital shares redeemed                                         148,548              --          22,296         901,262
Payable for securities purchased                                          1,937,484              --         705,292              --
Payable to Advisor                                                           74,287           1,186          10,555         326,029
Payable to other affiliates                                                  28,410              --           9,942         178,103
Payable to Trustees                                                           3,590           3,491           3,617           3,617
Other accrued expenses and liabilities                                       47,840           9,214          30,248         370,835
------------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        36,898,003          13,891         853,159       7,069,774
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                            $ 148,086,807   $   3,730,284   $  34,533,245   $ 539,027,203
====================================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                                       $ 320,732,546   $   3,260,438   $  41,566,723   $ 549,345,242
Accumulated net investment income (loss)                                   (121,836)          2,916          (4,193)     (1,423,740)
Accumulated net realized gains (losses) on investments                 (198,822,452)        102,481      (8,611,145)   (147,743,070)
Net unrealized appreciation on investments                               26,298,549         364,449       1,581,860     138,848,771
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                            $ 148,086,807   $   3,730,284   $  34,533,245   $ 539,027,203
------------------------------------------------------------------------------------------------------------------------------------

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares                             $     517,273   $     211,862   $  21,828,158   $          --
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                       40,444          18,452       3,367,864              --
====================================================================================================================================
Net asset value and redemption price per share                        $       12.79   $       11.48   $        6.48   $          --
====================================================================================================================================
Maximum offering price per share                                      $       13.57   $       12.18   $        6.88   $          --
====================================================================================================================================

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares                             $     241,338   $     118,723   $   5,189,600   $          --
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                       18,942          10,360         800,525              --
====================================================================================================================================
Net asset value, offering price and redemption price per share*       $       12.74   $       11.46   $        6.48   $          --
====================================================================================================================================

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                                                                                      SANDS CAPITAL
                                                                           MID            MID CAP       PREMIUM          SELECT
                                                                           CAP             VALUE      YIELD EQUITY       GROWTH
                                                                           FUND            FUND           FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS Y SHARES
Net assets attributable to Class Y shares                             $          --   $     277,000   $   7,515,487   $  96,078,920
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                           --          24,104       1,161,262      11,491,129
====================================================================================================================================
Net asset value, offering price and redemption price per share        $          --   $       11.49   $        6.47   $        8.36
====================================================================================================================================

PRICING OF CLASS Z SHARES
Net assets attributable to Class Z shares                             $   2,065,976   $          --   $          --   $ 442,948,283
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                      162,559              --              --      53,710,756
====================================================================================================================================
Net asset value, offering price and redemption price per share        $       12.71   $          --   $          --   $        8.25
====================================================================================================================================

PRICING OF INSTITUTIONAL CLASS SHARES
Net assets attributable to Institutional Class shares                 $ 145,262,220   $   3,122,699   $          --   $          --
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                   11,369,069         271,659              --              --
====================================================================================================================================
Net asset value, offering price and redemption price per share        $       12.78   $       11.49   $          --   $          --
====================================================================================================================================

* Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                                                                        SMALL CAP          ULTRA
                                                                      SHORT DURATION      SMALL           VALUE       SHORT DURATION
                                                                       FIXED INCOME      CAP CORE     OPPORTUNITIES    FIXED INCOME
                                                                          FUND             FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At cost                                                            $  40,978,335   $  77,122,404   $  76,180,706   $ 141,356,132
====================================================================================================================================
   Affiliated securities, at market value                             $     201,017   $  15,269,205   $   1,914,659   $   3,504,313
   Non-affiliated securities, at market value                            41,799,042      64,192,371      89,857,468     138,673,144
------------------------------------------------------------------------------------------------------------------------------------
   At market value - including $14,433,930
     of securities loaned for the Small Cap Value Opportunities Fund  $  42,000,059   $  79,461,576   $  91,772,127   $ 142,177,457
Dividends and interest receivable                                           308,195         103,744          67,032         609,894
Receivable for capital shares sold                                          141,457         833,827          61,651       3,257,792
Receivable for securities sold                                                   --         857,927         480,103         918,288
Receivable for securities lending income                                         --              --          32,885              --
Receivable from Advisor                                                      26,038              --              --              --
Tax reclaim receivable                                                           --              --              --              --
Other assets                                                                 15,524          12,756           7,114          23,866
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                             42,491,273      81,269,830      92,420,912     146,987,297
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends and interest payable                                              143,725              --              --         271,788
Payable upon return of securities loaned                                         --              --      14,865,099              --
Payable for capital shares redeemed                                          70,399          54,340         222,569         119,492
Payable for securities purchased                                                 --      13,808,638         232,135       2,827,418
Payable to Advisor                                                               --          39,331          62,380           6,284
Payable to other affiliates                                                  23,264           1,758          57,056          61,533
Payable to Trustees                                                           3,617           3,491           3,590           3,590
Other accrued expenses and liabilities                                       80,466          12,702         154,941         140,939
------------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                           321,471      13,920,260      15,597,770       3,431,044
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                            $  42,169,802   $  67,349,570   $  76,823,142   $ 143,556,253
====================================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                                                       $  46,611,044   $  64,658,752   $ 114,030,084   $ 156,698,571
Accumulated net investment income (loss)                                     (9,146)         69,965           1,258        (129,496)
Accumulated net realized gains (losses) on investments                   (5,453,820)        281,681     (52,799,621)    (13,834,147)
Net unrealized appreciation on investments                                1,021,724       2,339,172      15,591,421         821,325
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                            $  42,169,802   $  67,349,570   $  76,823,142   $ 143,556,253
------------------------------------------------------------------------------------------------------------------------------------

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares                             $          --   $  37,824,925   $          --   $          --
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                           --       3,303,324              --              --
====================================================================================================================================
Net asset value and redemption price per share                        $          --   $       11.45   $          --   $          --
====================================================================================================================================
Maximum offering price per share                                      $          --   $       12.15   $          --   $          --
====================================================================================================================================

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares                             $          --   $   2,269,591   $          --   $          --
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                           --         198,676              --              --
====================================================================================================================================
Net asset value, offering price and redemption price per share*       $          --   $       11.42   $          --   $          --
====================================================================================================================================

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                                                                        SMALL CAP          ULTRA
                                                                      SHORT DURATION      SMALL           VALUE       SHORT DURATION
                                                                       FIXED INCOME      CAP CORE     OPPORTUNITIES    FIXED INCOME
                                                                           FUND            FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS Y SHARES
Net assets attributable to Class Y shares                             $     595,951   $  19,607,839   $          --   $          --
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                       59,959       1,707,878              --              --
====================================================================================================================================
Net asset value, offering price and redemption price per share        $        9.94   $       11.48   $          --   $          --
====================================================================================================================================

PRICING OF CLASS Z SHARES
Net assets attributable to Class Z shares                             $  41,573,851   $          --   $  76,823,142   $ 143,556,253
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                    4,184,292              --       5,205,258      14,806,892
====================================================================================================================================
Net asset value, offering price and redemption price per share        $        9.94   $          --   $       14.76   $        9.70
====================================================================================================================================

PRICING OF INSTITUTIONAL CLASS SHARES
Net assets attributable to Institutional Class shares                 $          --   $   7,647,215   $          --   $          --
====================================================================================================================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                           --         667,470              --              --
====================================================================================================================================
Net asset value, offering price and redemption price per share        $          --   $       11.46   $          --   $          --
====================================================================================================================================

* Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations
For the Period Ended March 31, 2010 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                        EMERGING
                                                                         CAPITAL        CORE PLUS        MARKETS         FOCUSED
                                                                       APPRECIATION    FIXED INCOME      EQUITY          EQUITY
                                                                         FUND(B)         FUND(B)         FUND(B)         FUND(C)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from affiliated securities                                  $         905   $       1,972   $       1,366   $          97
Dividends from non-affiliated securities (A)                                 31,434         135,318          48,430           6,996
Interest                                                                         --              --               2              --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      32,339         137,290          49,798           7,093
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                     16,359          15,689          48,830           3,153
Distribution expenses, Class A                                                1,493           1,219           1,605              92
Distribution expenses, Class C                                                  925           3,503           4,593             247
Administration fees                                                           4,362           6,973           8,878             901
Professional fees                                                            12,658          15,109          15,048           8,055
Transfer Agent fees, Class A                                                    173              57              19               8
Transfer Agent fees, Class C                                                     13              19              37               8
Transfer Agent fees, Class Y                                                     14              19              23               8
Transfer Agent fees, Institutional Class                                         13              19              19               8
Reports to shareholders                                                       1,496           1,496           1,496             967
Registration fees, Class A                                                      241             117             240              40
Registration fees, Class C                                                       15              51             211              40
Registration fees, Class Y                                                      123              30              75              40
Registration fees, Institutional Class                                           37              31              78              40
Trustees' fees and expenses                                                   3,491           3,491           3,491           2,256
Postage and supplies                                                          2,140           1,182           1,222             644
Custodian fees                                                                   91             677           1,396               6
Compliance fees and expenses                                                    797             776             773             516
Other expenses                                                                1,050           6,933           3,442             677
------------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                               45,491          57,391          91,476          17,706
Fees waived by the Administrator                                             (4,362)         (6,973)         (8,878)           (901)
Fees waived and/or expenses reimbursed by the Advisor                       (20,280)        (25,999)        (14,238)        (13,731)
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                 20,849          24,419          68,360           3,074
------------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                                 11,490         112,871         (18,562)          4,019
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions                       51,800         (30,690)         48,432           4,751
Net realized gains (losses) from foreign currency transactions                   --           3,445         (26,994)             --
Net change in unrealized appreciation/depreciation on investments           471,529          55,037       1,267,116         145,272
Net change in unrealized appreciation/depreciation on
   foreign currency transactions                                                 --          (6,162)          1,738              --
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                            523,329          21,630       1,290,292         150,023
------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                            $     534,819   $     134,501   $   1,271,730   $     154,042
====================================================================================================================================

(A) Net of foreign tax withholding of:                                $          --   $         104   $       2,204   $         111

(B) Represents the period from commencement of operations (September 30, 2009) through March 31, 2010.

(C) Represents the period from commencement of operations (December 31, 2009) through March 31, 2010.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations (Continued)
--------------------------------------------------------------------------------

                                                                         GLOBAL          GLOBAL       HEALTHCARE AND  INTERMEDIATE
                                                                         EQUITY        REAL ESTATE    BIOTECHNOLOGY   FIXED INCOME
                                                                         FUND(B)         FUND(B)          FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from affiliated securities                                  $         588   $         295   $       1,413   $       8,540
Dividends from non-affiliated securities (A)                                 17,441          55,860         159,328              --
Interest                                                                         --              --              18       1,676,977
Income from securities loaned                                                    --              --           2,945              --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      18,029          56,155         163,704       1,685,517
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                     13,462          12,523         165,551         212,109
Distribution expenses, Class A                                                  250             188          37,305              --
Distribution expenses, Class C                                                  514             532          16,329              --
Administration fees                                                           3,167           3,131          33,110         106,056
Professional fees                                                            14,854          12,492          11,612          15,987
Transfer Agent fees, Class A                                                     56              40          43,149              --
Transfer Agent fees, Class C                                                     28              28           4,955              --
Transfer Agent fees, Class Y                                                     39              39              --              --
Transfer Agent fees, Institutional Class                                         28              28              --           2,538
Reports to shareholders                                                       1,496           1,496          13,546          11,630
Registration fees, Class A                                                       25              25           5,661              --
Registration fees, Class C                                                       25             107           4,185              --
Registration fees, Class Y                                                       40              40              --              --
Registration fees, Institutional Class                                           38              38              --           3,819
Trustees' fees and expenses                                                   3,491           3,491           4,264           4,757
Postage and supplies                                                          2,112           2,117          16,600           3,319
Custodian fees                                                                2,938           2,333           8,412           2,883
Compliance fees and expenses                                                    797             797             997             811
Other expenses                                                                3,440           1,048           1,452           5,428
------------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                               46,800          40,493         367,128         369,337
Fees waived by the Administrator                                             (3,167)         (3,131)        (33,110)       (106,056)
Fees waived and/or expenses reimbursed by the Advisor                       (27,667)        (20,843)        (65,387)        (51,114)
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                 15,966          16,519         268,631         212,167
------------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                                  2,063          39,636        (104,927)      1,473,350
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions                                48,932          42,903       2,680,687         258,228
Net realized gains (losses) from foreign currency transactions                   --            (671)            113              --
Net change in unrealized appreciation/depreciation on investments            46,103         190,545          (4,211)        710,202
Net change in unrealized appreciation/depreciation on
   foreign currency transactions                                                 --             (42)             --              --
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                             95,035         232,735       2,676,589         968,430
------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                            $      97,098   $     272,371   $   2,571,662   $   2,441,780
====================================================================================================================================

(A) Net of foreign tax withholding of:                                $         886   $       1,678   $         307   $          --

(B) Represents the period from commencement of operations (September 30, 2009) through March 31, 2010.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations (Continued)
--------------------------------------------------------------------------------

                                                                      INTERNATIONAL   INTERNATIONAL     LARGE CAP         MARKET
                                                                       FIXED INCOME      GROWTH      RELATIVE VALUE   NEUTRAL EQUITY
                                                                         FUND(C)          FUND           FUND(C)          FUND(C)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from affiliated securities                                  $       1,203   $       1,209   $         415   $       1,498
Dividends from non-affiliated securities (A)                                     --         359,703          28,040          19,550
Interest (B)                                                                 80,033           4,729              --              --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      81,236         365,641          28,455          21,048
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                     19,371         163,836          11,896          67,037
Distribution expenses, Class A                                                  187          45,350             280             631
Distribution expenses, Class C                                                  609             603             964             560
Administration fees                                                           7,044          36,408           3,399          10,091
Professional fees                                                            15,097          12,971          12,620          12,616
Transfer Agent fees, Class A                                                     30           3,568              54             502
Transfer Agent fees, Class C                                                     18             168              24              19
Transfer Agent fees, Class Y                                                     20              49              20              19
Transfer Agent fees, Institutional Class                                         18              --              20              --
Reports to shareholders                                                       1,496           4,959           1,496           1,496
Registration fees, Class A                                                       70           4,646              11              10
Registration fees, Class C                                                       56           4,497               7               7
Registration fees, Class Y                                                       69           4,555               9               9
Registration fees, Institutional Class                                           73              --              12              --
Trustees' fees and expenses                                                   3,491           4,174           3,491           3,491
Postage and supplies                                                            978           5,180           1,343             881
Custodian fees                                                                  679           6,021              69           3,775
Compliance fees and expenses                                                    773             994             773             776
Other expenses                                                                7,474           1,447           1,047           1,280
------------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                               57,553         299,426          37,535         103,200
Fees waived by the Administrator                                             (7,044)        (36,408)         (3,399)        (10,091)
Fees waived and/or expenses reimbursed by the Advisor                       (24,984)        (16,861)        (18,977)        (14,577)
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                 25,525         246,157          15,159          78,532
------------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                                 55,711         119,484          13,296         (57,484)
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions                       29,824        (662,046)          5,320        (324,949)
Net realized gains from foreign currency transactions                       256,237              --              --              --
Net change in unrealized appreciation/depreciation on investments          (325,885)      2,588,108         465,647          36,302
Net change in unrealized appreciation/depreciation on
  foreign currency transactions                                              87,191              --              --              --
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS                    47,367       1,926,062         470,967        (288,647)
------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                 $     103,078   $   2,045,546   $     484,263   $    (346,131)
====================================================================================================================================

(A) Net of foreign tax withholding of:                                $          --   $      10,127   $          --   $         114

(B) Net of foreign tax withholding of:                                          312              --              --              --

(C) Represents the period from commencement of operations (September 30, 2009) through March 31, 2010.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations (Continued)
--------------------------------------------------------------------------------

                                                                                                                      SANDS CAPITAL
                                                                           MID           MID CAP         PREMIUM         SELECT
                                                                           CAP            VALUE        YIELD EQUITY      GROWTH
                                                                           FUND          FUND(B)           FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from affiliated securities                                  $       3,334   $         270   $       2,427   $      16,791
Dividends from non-affiliated securities (A)                              1,550,868          37,818         551,378       1,890,300
Interest                                                                         --              --               3              --
Income from securities loaned                                                17,387              --              --           1,111
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   1,571,589          38,088         553,808       1,908,202
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                    619,636          13,890          98,319       2,041,389
Distribution expenses, Class A                                                  957             181          25,711              --
Distribution expenses, Class C                                                  646             532          20,828              --
Administration fees                                                         154,910           3,268          28,091         475,940
Shareholder servicing fees                                                    2,111              --              --         424,122
Transfer Agent fees, Class A                                                    874              27           1,921              --
Transfer Agent fees, Class C                                                    200              16             470              --
Transfer Agent fees, Class Y                                                     --              18              62          17,407
Transfer Agent fees, Class Z                                                  4,488              --              --         132,452
Transfer Agent fees, Institutional Class                                      5,485              16              --              --
Registration fees, Class A                                                    3,640             127           4,701              --
Registration fees, Class C                                                    3,640              44           3,662              --
Registration fees, Class Y                                                       --             473           5,603           4,104
Registration fees, Class Z                                                    3,640              --              --           6,278
Registration fees, Institutional Class                                        3,640              60              --              --
Professional fees                                                            20,169          12,636          10,114          26,115
Postage and supplies                                                          9,874           1,301           4,218          42,462
Reports to shareholders                                                       5,087           1,496           2,752          41,018
Trustees' fees and expenses                                                   4,239           3,491           4,266           4,266
Custodian fees                                                                5,530              69           1,859           5,815
Compliance fees and expenses                                                  1,496             778             924           1,838
Performance based fees                                                           --              --              --         270,734
Other expenses                                                                5,434           1,050             656           9,323
------------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                              855,696          39,473         214,157       3,503,263
Fees waived by the Administrator                                           (140,201)         (3,268)        (28,091)       (171,321)
Fees waived and/or expenses reimbursed by the Advisor                            --         (20,604)         (5,757)             --
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                715,495          15,601         180,309       3,331,942
------------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                                856,094          22,487         373,499      (1,423,740)
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions                            17,713,541         102,481         320,299       5,786,812
Net change in unrealized appreciation/depreciation on investments           988,434         364,449       2,155,270      55,005,439
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                         18,701,975         466,930       2,475,569      60,792,251
------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                            $  19,558,069   $     489,417   $   2,849,068   $  59,368,511
====================================================================================================================================

(A) Net of foreign tax withholding of:                                $       7,375   $          --   $      13,491   $          --

(B) Represents the period from commencement of operations (September 30, 2009) through March 31, 2010.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations (Continued)
--------------------------------------------------------------------------------

                                                                                                       SMALL CAP         ULTRA
                                                                      SHORT DURATION      SMALL          VALUE       SHORT DURATION
                                                                       FIXED INCOME     CAP CORE      OPPORTUNITIES   FIXED INCOME
                                                                           FUND          FUND(A)          FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from affiliated securities                                  $       1,027   $       2,166   $       2,128   $      14,759
Dividends from non-affiliated securities                                         --         199,936         458,145              --
Interest                                                                    822,861              --               4       1,619,921
Income from securities loaned                                                    --              --         102,064              --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     823,888         202,102         562,341       1,634,680
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                     54,143          85,604         365,694         150,109
Distribution expenses, Class A                                                   --          10,204              --              --
Distribution expenses, Class C                                                   --           3,825              --              --
Administration fees                                                          43,315          20,142          76,989         120,089
Shareholder servicing fees                                                   51,207              --          96,235         132,097
Transfer Agent fees, Class A                                                     --             192              --              --
Transfer Agent fees, Class C                                                     --              54              --              --
Transfer Agent fees, Class Y                                                  3,818              18              --              --
Transfer Agent fees, Class Z                                                 17,699              --          81,278          46,872
Transfer Agent fees, Institutional Class                                         --              18              --              --
Registration fees, Class A                                                       --             875              --              --
Registration fees, Class C                                                       --             723              --              --
Registration fees, Class Y                                                    6,452             754              --              --
Registration fees, Class Z                                                    4,581              --           7,826           3,640
Registration fees, Institutional Class                                           --             167              --              --
Professional fees                                                            15,689          12,636          15,259          18,051
Postage and supplies                                                          5,603           1,288           8,053           9,002
Reports to shareholders                                                      10,407           1,496          23,935          11,468
Trustees' fees and expenses                                                   4,266           3,491           4,239           4,239
Custodian fees                                                                  634             382             879           1,598
Compliance fees and expenses                                                    998             776           1,097           1,247
Other expenses                                                                6,726           1,050          12,365           8,826
------------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                              225,538         143,695         693,849         507,238
Fees waived by the Administrator                                            (43,315)        (20,142)        (76,989)        (92,270)
Fees waived and/or expenses reimbursed by the Advisor                       (22,805)         (1,092)        (39,717)             --
------------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                                159,418         122,461         577,143         414,968
------------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                                664,470          79,641         (14,802)      1,219,712
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions                                 7,894         281,681       7,851,135         133,687
Net change in unrealized appreciation/depreciation on investments             7,746       2,339,172          18,331         523,593
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                             15,640       2,620,853       7,869,466         657,280
------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                            $     680,110   $   2,700,494   $   7,854,664   $   1,876,992
====================================================================================================================================

(A) Represents the period from commencement of operations (September 30, 2009) through March 31, 2010.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                        EMERGING
                                                                         CAPITAL       CORE PLUS         MARKETS         FOCUSED
                                                                      APPRECIATION    FIXED INCOME       EQUITY          EQUITY
                                                                          FUND            FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                       SIX MONTHS      SIX MONTHS      SIX MONTHS        PERIOD
                                                                          ENDED           ENDED           ENDED           ENDED
                                                                        MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
                                                                         2010(A)         2010(A)         2010(A)         2010(B)
                                                                       (UNAUDITED)     (UNAUDITED)     (UNAUDITED)     (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                          $      11,490   $     112,871   $     (18,562)  $       4,019
Net realized gains (losses) from security transactions                       51,800         (30,690)         48,432           4,751
Net realized gains (losses) from foreign currency transactions                   --           3,445         (26,994)             --
Net change in unrealized appreciation/depreciation on investments           471,529          55,037       1,267,116         145,272
Net change in unrealized appreciation/depreciation from foreign
  currency transactions                                                          --          (6,162)          1,738              --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                  534,819         134,501       1,271,730         154,042
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                                              --         (16,485)             --              --
From net investment income, Class C                                              --          (8,703)             --              --
From net investment income, Class Y                                            (129)         (5,223)             --              --
From net investment income, Institutional Class                              (7,574)        (87,008)             --              --
From net realized gains, Class A                                                 --              --              --              --
From net realized gains, Class C                                                 --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                    (7,703)       (117,419)             --              --
------------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                                 1,823,876       2,564,753       2,880,392         189,113
Reinvested distributions                                                         --          10,821              --              --
Payments for shares redeemed                                                (13,416)        (99,146)       (215,627)             --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS A SHARE TRANSACTIONS                1,810,460       2,476,428       2,664,765         189,113
------------------------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                                   265,380       1,378,916       2,035,931         102,500
Reinvested distributions                                                         --           6,817              --              --
Payments for shares redeemed                                                 (2,678)        (82,610)        (34,477)             --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C SHARE TRANSACTIONS                  262,702       1,303,123       2,001,454         102,500
------------------------------------------------------------------------------------------------------------------------------------

CLASS Y
Proceeds from shares sold                                                   172,799         668,666       1,145,374         100,000
Reinvested distributions                                                        129           4,043              --              --
Payments for shares redeemed                                                (47,634)       (108,682)       (110,024)             --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS Y SHARE TRANSACTIONS                  125,294         564,027       1,035,350         100,000
------------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
Proceeds from shares sold                                                 2,702,500       9,759,912      10,133,289       1,700,000
Reinvested distributions                                                      7,574          64,796              --              --
Payments for shares redeemed                                                 (2,685)         (2,487)         (2,775)             --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM INSTITUTIONAL CLASS SHARE TRANSACTIONS    2,707,389       9,822,221      10,130,514       1,700,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE IN NET ASSETS                                              5,432,961      14,182,881      17,103,813       2,245,655

NET ASSETS
Beginning of period                                                              --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
End of period                                                         $   5,432,961   $  14,182,881   $  17,103,813   $   2,245,655
====================================================================================================================================

ACCUMULATED NET INVESTMENT INCOME (LOSS)                              $      51,800   $      (4,548)  $     (18,562)  $       4,019
====================================================================================================================================

(A) Represents the period from commencement of operations (September 30, 2009) through March 31, 2010.

(B) Represents the period from commencement of operations (December 31, 2009) through March 31, 2010.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------

                                                                         GLOBAL         GLOBAL
                                                                         EQUITY       REAL ESTATE             HEALTHCARE AND
                                                                          FUND           FUND               BIOTECHNOLOGY FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                       SIX MONTHS      SIX MONTHS      SIX MONTHS
                                                                          ENDED           ENDED           ENDED           YEAR
                                                                        MARCH 31,       MARCH 31,       MARCH 31,         ENDED
                                                                         2010(A)         2010(A)          2010        SEPTEMBER 30,
                                                                       (UNAUDITED)     (UNAUDITED)     (UNAUDITED)        2009
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                          $       2,063   $      39,636   $    (104,927)  $    (226,577)
Net realized gains (losses) from security transactions                       48,932          42,903       2,680,687     (10,671,346)
Net realized gains (losses) from foreign currency transactions                   --            (671)            113        (137,152)
Net change in unrealized appreciation/depreciation on investments            46,103         190,545          (4,211)       (562,790)
Net change in unrealized appreciation/depreciation from foreign
  currency transactions                                                          --             (42)             --             734
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                        97,098         272,371       2,571,662     (11,597,131)
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                                              --          (1,520)             --              --
From net investment income, Class C                                              --          (1,127)             --              --
From net investment income, Class Y                                                          (1,351)
From net investment income, Institutional Class                                (661)        (36,253)             --              --
From net realized gains, Class A                                                 --              --              --              --
From net realized gains, Class C                                                 --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                      (661)        (40,251)             --              --
------------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                                   497,224       1,016,099       3,309,013      13,960,719
Reinvested distributions                                                         --           1,520              --              --
Payments for shares redeemed                                                 (3,198)         (9,262)    (10,328,264)    (30,335,581)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A SHARE TRANSACTIONS       494,026       1,008,357      (7,019,251)    (16,374,862)
------------------------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                                   102,500         106,881          61,683         592,896
Reinvested distributions                                                         --           1,127              --              --
Payments for shares redeemed                                                 (2,577)         (2,570)       (739,510)     (1,993,164)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS C SHARE TRANSACTIONS        99,923         105,438        (677,827)     (1,400,268)
------------------------------------------------------------------------------------------------------------------------------------

CLASS Y
Proceeds from shares sold                                                   115,000         109,250              --              --
Reinvested distributions                                                         --           1,351              --              --
Payments for shares redeemed                                                 (2,585)         (2,577)             --              --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS Y SHARE TRANSACTIONS                  112,415         108,024              --              --
------------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
Proceeds from shares sold                                                 2,702,500       2,717,500              --              --
Reinvested distributions                                                        661          36,253              --              --
Payments for shares redeemed                                                 (2,585)         (2,578)             --              --
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM INSTITUTIONAL CLASS SHARE TRANSACTIONS    2,700,576       2,751,175              --              --
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                   3,503,377       4,205,114      (5,125,416)    (29,372,261)

NET ASSETS
Beginning of period                                                              --              --      37,515,254      66,887,515
------------------------------------------------------------------------------------------------------------------------------------
End of period                                                         $   3,503,377   $   4,205,114   $  32,389,838   $  37,515,254
====================================================================================================================================

ACCUMULATED NET INVESTMENT INCOME (LOSS)                              $       1,402   $        (615)  $    (118,386)  $     (13,459)
====================================================================================================================================

(A) Represents the period from commencement of operations (September 30, 2009) through March 31, 2010.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------

                                                                                                         INTERNATIONAL
                                                                             INTERMEDIATE FIXED          FIXED INCOME
                                                                                 INCOME FUND                 FUND
-----------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS                      SIX MONTHS
                                                                             ENDED           YEAR            ENDED
                                                                           MARCH 31,         ENDED         MARCH 31,
                                                                             2010        SEPTEMBER 30,      2010(A)
                                                                          (UNAUDITED)        2009         (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                                   $    1,473,350  $      845,951  $       55,711
Net realized gains (losses) from security transactions                         258,228      (1,842,058)         29,824
Net realized gains from foreign currency transactions                               --              --         256,237
Net change in unrealized appreciation/depreciation on investments              710,202       3,248,154        (325,885)
Net change in unrealized appreciation/depreciation from foreign
currency transactions                                                               --              --          87,191
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                   2,441,780       2,252,047         103,078
-----------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                                                 --              --            (937)
From net investment income, Class C                                                 --                            (294)
From net investment income, Class Y                                                 --              --            (789)
From net investment income, Institutional Class                             (1,483,544)       (855,228)        (53,689)
From net realized gains, Class A                                                    --              --              --
From net realized gains, Class C                                                    --              --              --
From net realized gains, Class Y                                                    --              --              --
-----------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                   (1,483,544)       (855,228)        (55,709)
-----------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                                           --              --         189,781
Reinvested distributions                                                            --              --             693
Payments for shares redeemed*                                                       --              --          (9,598)
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS A SHARE TRANSACTIONS                          --              --         180,876
-----------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                                           --              --         144,829
Reinvested distributions                                                            --              --             243
Payments for shares redeemed                                                        --              --          (2,494)
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C SHARE TRANSACTIONS                          --              --         142,578
-----------------------------------------------------------------------------------------------------------------------

CLASS Y
Proceeds from shares sold                                                           --              --         115,123
Reinvested distributions                                                            --              --             665
Payments for shares redeemed                                                        --                         (12,503)
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS Y SHARE TRANSACTIONS                          --              --         103,285
-----------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
Proceeds from shares sold                                                    5,766,027      99,192,335       6,711,382
Reinvested distributions                                                        32,575         370,061          44,807
Payments for shares redeemed                                                (1,520,137)    (12,610,797)         (2,501)
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM INSTITUTIONAL CLASS SHARE TRANSACTIONS       4,278,465      86,951,599       6,753,688
-----------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE IN NET ASSETS                                                 5,236,701      88,348,418       7,227,796

NET ASSETS
Beginning of period                                                        103,724,982      15,376,564              --
-----------------------------------------------------------------------------------------------------------------------
End of period                                                           $  108,961,683  $  103,724,982  $    7,227,796
=======================================================================================================================

ACCUMULATED NET INVESTMENT INCOME (LOSS)                                $       (8,902) $        1,292  $            2
=======================================================================================================================

(A) Represents the period from commencement of operations (September 30, 2009) through March 31, 2010.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------

                                                                                                          LARGE CAP
                                                                                 INTERNATIONAL             RELATIVE
                                                                                  GROWTH FUND             VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
                                                                           SIX MONTHS                     SIX MONTHS
                                                                              ENDED          YEAR            ENDED
                                                                            MARCH 31,        ENDED         MARCH 31,
                                                                              2010       SEPTEMBER 30,      2010(A)
                                                                          (UNAUDITED)        2009         (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                                   $      119,484  $      386,618  $       13,296
Net realized gains (losses) from security transactions                        (662,046)     (3,390,371)          5,320
Net change in unrealized appreciation/depreciation on investments            2,588,108       3,491,540         465,647
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                   2,045,546         487,787         484,263
-----------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                                           (505,579)           (968)           (671)
From net investment income, Class C                                               (230)             --              --
From net investment income, Class Y                                               (104)             (5)           (375)
From net investment income, Institutional Class                                     --              --         (12,250)
-----------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                     (505,913)           (973)        (13,296)
-----------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                                    1,039,695      12,785,708         393,338
Reinvested distributions                                                       348,317           1,008             235
Payments for shares redeemed                                                (4,208,866)     (1,798,150)         (3,949)
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A SHARE TRANSACTIONS       (2,820,854)     10,988,566         389,624
-----------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                                       88,419         163,436         223,899
Payments for shares redeemed                                                  (101,277)        (56,857)         (5,682)
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS C SHARE TRANSACTIONS          (12,858)        106,579         218,217
-----------------------------------------------------------------------------------------------------------------------

CLASS Y
Proceeds from shares sold                                                          142          13,098         102,690
Reinvested distributions                                                            31               5             185
Payments for shares redeemed                                                   (11,708)             --          (2,693)
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS Y SHARE TRANSACTIONS          (11,535)         13,103         100,182
-----------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
Proceeds from shares sold                                                           --              --       2,708,680
Reinvested distributions                                                            --              --           6,070
Payments for shares redeemed                                                        --              --          (2,693)
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM INSTITUTIONAL CLASS SHARE TRANSACTIONS              --              --       2,712,057
-----------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (1,305,614)     11,595,062       3,891,047

NET ASSETS
Beginning of period                                                         37,231,867      25,636,805              --
-----------------------------------------------------------------------------------------------------------------------
End of period                                                           $   35,926,253  $   37,231,867  $    3,891,047
=======================================================================================================================

ACCUMULATED NET INVESTMENT INCOME (LOSS)                                $         (783) $      385,646  $           --
=======================================================================================================================

(A) Represents the period from commencement of operations (September 30, 2009) through March 31, 2010.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------

                                                                            MARKET
                                                                           NEUTRAL
                                                                         EQUITY FUND              MID CAP FUND
-----------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS      SIX MONTHS
                                                                             ENDED           ENDED           YEAR
                                                                           MARCH 31,       MARCH 31,         ENDED
                                                                            2010(A)           2010       SEPTEMBER 30,
                                                                          (UNAUDITED)     (UNAUDITED)        2009
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                            $      (57,484) $      856,094  $    1,187,396
Net realized gains (losses) from security transactions                        (324,949)     17,713,541    (134,664,066)
Net change in unrealized appreciation/depreciation on investments               36,302         988,434      51,982,386
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                         (346,131)     19,558,069     (81,494,284)
-----------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                                                 --          (2,244)           (760)
From net investment income, Class C                                                 --              --              --
From net investment income, Class Y                                                 --      (1,190,968)             --
From net investment income, Class Z                                                 --          (9,678)         (6,806)
From net investment income, Institutional Class                                     --              --      (1,025,805)
From net realized gains, Class A                                                    --              --            (679)
From net realized gains, Class C                                                    --              --            (196)
From net realized gains, Class Z                                                    --              --          (6,060)
From net realized gains, Institutional Class                                        --              --        (544,160)
-----------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                           --      (1,202,890)     (1,584,466)
-----------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                                      774,744         275,858         356,417
Reinvested distributions                                                            --           1,943           1,271
Payments for shares redeemed                                                  (305,453)        (97,020)        (86,398)
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS A SHARE TRANSACTIONS                     469,291         180,781         271,290
-----------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                                      149,937          46,272         177,196
Reinvested distributions                                                            --              --             196
Payments for shares redeemed                                                    (2,500)           (944)        (51,251)
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C SHARE TRANSACTIONS                     147,437          45,328         126,141
-----------------------------------------------------------------------------------------------------------------------

CLASS Y
Proceeds from shares sold                                                    9,807,500              --              --
Payments for shares redeemed                                                    (2,505)             --              --
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS Y SHARE TRANSACTIONS                   9,804,995              --              --
-----------------------------------------------------------------------------------------------------------------------

CLASS Z
Proceeds from shares sold                                                           --         464,432         905,071
Reinvested distributions                                                            --           9,404          11,591
Payments for shares redeemed                                                        --        (452,362)     (1,753,109)
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS Z SHARE TRANSACTIONS               --          21,474        (836,447)
-----------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
Proceeds from shares sold                                                           --       3,187,511      62,211,281
Reinvested distributions                                                            --          60,646         135,921
Payments for shares redeemed                                                        --     (44,512,886)   (233,893,142)
-----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM INSTITUTIONAL CLASS SHARE TRANSACTIONS              --     (41,264,729)   (171,545,940)
-----------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                     10,075,592     (22,661,967)   (255,063,706)

NET ASSETS
Beginning of period                                                                 --     170,748,774     425,812,480
-----------------------------------------------------------------------------------------------------------------------
End of period                                                           $   10,075,592  $  148,086,807  $  170,748,774
=======================================================================================================================

ACCUMULATED NET INVESTMENT INCOME (LOSS)                                $      (57,484) $     (121,836) $      224,960
=======================================================================================================================

(A) Represents the period from commencement of operations (September 30, 2009) through March 31, 2010.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------

                                                                           MID CAP               PREMIUM YIELD
                                                                          VALUE FUND              EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS      SIX MONTHS
                                                                             ENDED           ENDED           YEAR
                                                                           MARCH 31,       MARCH 31,         ENDED
                                                                            2010(A)          2010        SEPTEMBER 30,
                                                                          (UNAUDITED)     (UNAUDITED)        2009
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                                   $       22,487  $      373,499  $      660,837
Net realized gains (losses) from security transactions                         102,481         320,299      (6,642,383)
Net change in unrealized appreciation/depreciation on investments              364,449       2,155,270       3,246,251
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                          489,417       2,849,068      (2,735,295)
-----------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                                               (733)       (276,453)       (617,662)
From net investment income, Class C                                               (375)        (40,238)        (38,913)
From net investment income, Class Y                                               (907)        (56,806)         (4,260)
From net investment income, Institutional Class                                (17,556)             --              --
-----------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                      (19,571)       (373,497)       (660,835)
-----------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                                      217,193       1,417,958       3,921,903
Reinvested distributions                                                           733         217,292         586,503
Payments for shares redeemed                                                   (29,344)     (1,534,578)       (406,034)
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS A SHARE TRANSACTIONS                     188,582         100,672       4,102,372
-----------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                                      106,028       1,663,227       2,576,967
Reinvested distributions                                                           375          21,974          24,214
Payments for shares redeemed                                                    (2,665)       (172,615)        (45,939)
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C SHARE TRANSACTIONS                     103,738       1,512,586       2,555,242
-----------------------------------------------------------------------------------------------------------------------

CLASS Y
Proceeds from shares sold                                                      252,500       6,907,307         507,005
Reinvested distributions                                                           907          36,682           4,260
Payments for shares redeemed                                                    (2,672)       (248,346)         (4,189)
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS Y SHARE TRANSACTIONS                     250,735       6,695,643         507,076
-----------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
Proceeds from shares sold                                                    2,702,500              --              --
Reinvested distributions                                                        17,556              --              --
Payments for shares redeemed                                                    (2,673)             --              --
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM INSTITUTIONAL CLASS SHARE TRANSACTIONS       2,717,383              --              --
-----------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE IN NET ASSETS                                                 3,730,284      10,784,472       3,768,560

NET ASSETS
Beginning of period                                                                 --      23,748,773      19,980,213
-----------------------------------------------------------------------------------------------------------------------
End of period                                                           $    3,730,284  $   34,533,245  $   23,748,773
=======================================================================================================================

ACCUMULATED NET INVESTMENT INCOME (LOSS)                                $        2,916  $       (4,193) $       (4,195)
=======================================================================================================================

(A) Represents the period from commencement of operations (September 30, 2009) through March 31, 2010.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------

                                                                              SANDS CAPITAL
                                                                              SELECT GROWTH                   SHORT DURATION
                                                                                   FUND                      FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                        SIX MONTHS                     SIX MONTHS
                                                                           ENDED          YEAR            ENDED           YEAR
                                                                        MARCH 31,         ENDED         MARCH 31,         ENDED
                                                                           2010       SEPTEMBER 30,       2010        SEPTEMBER 30,
                                                                       (UNAUDITED)        2009         (UNAUDITED)       2009(A)
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                          $  (1,423,740)  $  (2,302,601)  $     664,470   $   1,449,500
Net realized gains (losses) from security transactions                    5,786,812    (121,258,262)          7,894         149,559
Net change in unrealized appreciation on investments                     55,005,439     118,207,340           7,746       1,486,380
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                    59,368,511      (5,353,523)        680,110       3,085,439
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class Y                                              --              --         (11,268)         (3,115)
From net investment income, Class Z                                              --              --        (690,125)     (1,476,456)
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                        --              --        (701,393)     (1,479,571)
------------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS Y
Proceeds from shares sold                                                16,343,915      24,126,933         449,602         583,877
Reinvested distributions                                                         --              --           8,319            3203
Payments for shares redeemed                                            (17,334,210)    (67,763,802)       (452,283)            (60)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS Y SHARE TRANSACTIONS      (990,295)    (43,636,869)          5,638         587,020
------------------------------------------------------------------------------------------------------------------------------------

CLASS Z
Proceeds from shares sold                                               121,692,335     162,783,632       2,291,922       4,828,650
Reinvested distributions                                                         --              --         537,168       1,447,580
Payments for shares redeemed                                            (57,161,235)   (192,550,314)     (4,984,239)    (11,117,272)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS Z SHARE TRANSACTIONS    64,531,100     (29,766,682)     (2,155,149)     (4,841,042)
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                 122,909,316     (78,757,074)     (2,170,794)     (2,648,154)

NET ASSETS
Beginning of period                                                     416,117,887     494,874,961      44,340,596      46,988,750
------------------------------------------------------------------------------------------------------------------------------------
End of period                                                         $ 539,027,203   $ 416,117,887   $  42,169,802   $  44,340,596
====================================================================================================================================

ACCUMULATED NET INVESTMENT INCOME (LOSS)                              $  (1,423,740)  $          --   $      (9,146)  $      27,777
====================================================================================================================================

(A) Class Y represents the period from commencement of operations (May 4, 2009) through September 30, 2009.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------

                                                                           SMALL CAP            SMALL CAP VALUE
                                                                          CORE EQUITY           OPPORTUNITIES
                                                                             FUND                    FUND
-----------------------------------------------------------------------------------------------------------------------
                                                                          SIX MONTHS      SIX MONTHS
                                                                             ENDED           ENDED           YEAR
                                                                           MARCH 31,       MARCH 31,         ENDED
                                                                            2010(A)           2010       SEPTEMBER 30,
                                                                          (UNAUDITED)     (UNAUDITED)        2009
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                            $       79,641  $      (14,802) $      169,523
Net realized gains (losses) from security transactions                         281,681       7,851,135     (38,806,211)
Net change in unrealized appreciation/depreciation on investments            2,339,172          18,331      15,045,658
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                        2,700,494       7,854,664     (23,591,030)
-----------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class Z                                                 --              --        (155,058)
From net investment income, Institutional Class                                 (9,676)             --              --
From net realized gains, Class Z                                                    --              --        (135,276)
-----------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                       (9,676)             --        (290,334)
-----------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                                   37,573,486       5,383,574              --
Reinvested distributions                                                            --              --              --
Payments for shares redeemed                                                  (733,756)    (20,461,237)             --
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A SHARE TRANSACTIONS       36,839,730     (15,077,663)             --
-----------------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                                    2,166,826              --              --
Payments for shares redeemed                                                    (2,705)             --              --
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C SHARE TRANSACTIONS                   2,164,121              --              --
-----------------------------------------------------------------------------------------------------------------------

CLASS Y
Proceeds from shares sold                                                   19,534,573              --              --
Payments for shares redeemed                                                  (817,705)             --              --
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS Y SHARE TRANSACTIONS                  18,716,868              --              --
-----------------------------------------------------------------------------------------------------------------------

CLASS Z
Proceeds from shares sold                                                           --              --      13,589,393
Reinvested distributions                                                            --              --         279,749
Payments for shares redeemed                                                        --              --     (38,054,151)
-----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS Z SHARE TRANSACTIONS                          --              --     (24,185,009)
-----------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
Proceeds from shares sold                                                    6,931,067              --              --
Reinvested distributions                                                         9,676              --              --
Payments for shares redeemed                                                    (2,710)             --              --
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM INSTITUTIONAL CLASS SHARE TRANSACTIONS       6,938,033              --              --
-----------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                     67,349,570      (7,222,999)    (48,066,373)

NET ASSETS
Beginning of period                                                                 --      84,046,141     132,112,514
-----------------------------------------------------------------------------------------------------------------------
End of period                                                           $   67,349,570  $   76,823,142  $   84,046,141
=======================================================================================================================

ACCUMULATED NET INVESTMENT INCOME                                       $       69,965  $        1,258  $       16,060
=======================================================================================================================

(A) Represents the period from commencement of operations (September 30, 2009) through March 31, 2010.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------

                                                                               ULTRA SHORT
                                                                          DURATION FIXED INCOME
                                                                                   FUND
-----------------------------------------------------------------------------------------------------
                                                                          PERIOD
                                                                           ENDED           YEAR
                                                                         MARCH 31,         ENDED
                                                                            2010       SEPTEMBER 30,
                                                                        (UNAUDITED)        2009
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                                                  $   1,219,712   $   4,034,852
Net realized gains (losses) from security transactions                       133,687      (3,327,009)
Net change in unrealized appreciation on investments                         523,593       2,081,033
-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                 1,876,992       2,788,876
-----------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class Z                                       (1,473,203)     (4,095,134)
-----------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                 (1,473,203)     (4,095,134)
-----------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS Z
Proceeds from shares sold                                                 57,496,230      39,273,005
Reinvested distributions                                                   1,169,790       3,943,039
Payments for shares redeemed                                             (24,065,813)    (77,194,787)
-----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS Z SHARE TRANSACTIONS     34,600,207     (33,978,743)
-----------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                   35,003,996     (35,285,001)

NET ASSETS
Beginning of period                                                      108,552,257     143,837,258
-----------------------------------------------------------------------------------------------------
End of period                                                          $ 143,556,253   $ 108,552,257
=====================================================================================================

ACCUMULATED NET INVESTMENT INCOME                                      $     123,943   $     123,995
=====================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

CAPITAL APPRECIATION FUND -- CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                  MARCH 31,
                                                                   2010(A)
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $     10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.01
  Net realized and unrealized gains on investments                      1.28
--------------------------------------------------------------------------------
Total from investment operations                                        1.29
--------------------------------------------------------------------------------
Net asset value at end of period                                 $     11.29
================================================================================
Total return (B)                                                       12.90%(C)
================================================================================
Net assets at end of period (000s)                               $     1,955
================================================================================
Ratio of net expenses to average net assets                             1.19%(D)
Ratio of gross expenses to average net assets                           2.22%(D)
Ratio of net investment income to average net assets                    0.22%(D)
Portfolio turnover rate                                                   11%(D)

(A) The Fund commenced operations on September 30, 2009.
(B) Total returns shown exclude the effect of applicable sales loads.
(C) Not annualized.
(D) Annualized.

CAPITAL APPRECIATION FUND -- CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
-------------------------------------------------------------------------------
                                                                 SIX MONTHS
                                                                   ENDED
                                                                 MARCH 31,
                                                                  2010(A)
                                                                (UNAUDITED)
-------------------------------------------------------------------------------
Net asset value at beginning of period                          $     10.00
-------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                                                 (0.02)
  Net realized and unrealized gains on investments                     1.27
-------------------------------------------------------------------------------
Total from investment operations                                       1.25
-------------------------------------------------------------------------------
Net asset value at end of period                                $     11.25
================================================================================
Total return (B)                                                      12.50%(B)
================================================================================
Net assets at end of period (000s)                              $       282
================================================================================
Ratio of net expenses to average net assets                            1.93%(C)
Ratio of gross expenses to average net assets                          2.94%(C)
Ratio of net investment loss to average net assets                    (0.48%)(C)
Portfolio turnover rate                                                  11%(C)

(A) The Fund commenced operations on September 30, 2009.
(B) Not annualized.
(C) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

CAPITAL APPRECIATION FUND -- CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                  MARCH 31,
                                                                   2010(A)
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $     10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.03
  Net realized and unrealized gains on investments                      1.28
--------------------------------------------------------------------------------
Total from investment operations                                        1.31
--------------------------------------------------------------------------------
Less distributions from net investment income                          (0.01)
--------------------------------------------------------------------------------
Net asset value at end of period                                 $     11.30
================================================================================
Total return                                                           13.13%(B)
================================================================================
Net assets at end of period (000s)                               $       140
================================================================================
Ratio of net expenses to average net assets                             0.94%(C)
Ratio of gross expenses to average net assets                           2.16%(C)
Ratio of net investment income to average net assets                    0.52%(C)
Portfolio turnover rate                                                   11%(C)

(A) The Fund commenced operations on September 30, 2009.
(B) Not annualized.
(C) Annualized.

CAPITAL APPRECIATION FUND -- INSTITUTIONAL CLASS

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                  MARCH 31,
                                                                   2010(A)
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $     10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.04
  Net realized and unrealized gains on investments                      1.28
--------------------------------------------------------------------------------
Total from investment operations                                        1.32
--------------------------------------------------------------------------------
Less distributions from net investment income                          (0.03)
--------------------------------------------------------------------------------
Net asset value at end of period                                 $     11.29
================================================================================
Total return                                                           13.20%(B)
================================================================================
Net assets at end of period (000s)                               $     3,056
================================================================================
Ratio of net expenses to average net assets                             0.79%(C)
Ratio of gross expenses to average net assets                           1.95%(C)
Ratio of net investment income to average net assets                    0.71%(C)
Portfolio turnover rate                                                   11%(C)

(A) The Fund commenced operations on September 30, 2009.
(B) Not annualized.
(C) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

CORE PLUS FIXED INCOME FUND -- CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                  MARCH 31,
                                                                   2010(A)
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $     10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                                 0.13
  Net realized and unrealized gains (losses) on investments             0.04
--------------------------------------------------------------------------------
Total from investment operations                                        0.17
--------------------------------------------------------------------------------
Less distributions from net investment income                          (0.14)
--------------------------------------------------------------------------------
Net asset value at end of period                                 $     10.03
================================================================================
Total return (B)                                                        1.70%(C)
================================================================================
Net assets at end of period (000s)                               $     2,486
================================================================================
Ratio of net expenses to average net assets                             0.95%(D)
Ratio of gross expenses to average net assets                           1.68%(D)
Ratio of net investment income to average net assets                    3.11%(D)
Portfolio turnover rate                                                  119%(D)

(A) The Fund commenced operations on September 30, 2009.
(B) Total returns shown exclude the effect of applicable sales loads.
(C) Not annualized.
(D) Annualized.

CORE PLUS FIXED INCOME FUND -- CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                  MARCH 31,
                                                                   2010(A)
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $     10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                                 0.10
  Net realized and unrealized gains (losses) on investments             0.03
--------------------------------------------------------------------------------
Total from investment operations                                        0.13
--------------------------------------------------------------------------------
Less distributions from net investment income                          (0.10)
--------------------------------------------------------------------------------
Net asset value at end of period                                 $     10.03
================================================================================
Total return (B)                                                        1.34%(C)
================================================================================
Net assets at end of period (000s)                               $     1,311
================================================================================
Ratio of net expenses to average net assets                             1.70%(D)
Ratio of gross expenses to average net assets                           2.43%(D)
Ratio of net investment income to average net assets                    2.39%(D)
Portfolio turnover rate                                                  119%(D)

(A) The Fund commenced operations on September 30, 2009.
(B) Total returns shown exclude the effect of applicable sales loads.
(C) Not annualized.
(D) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

CORE PLUS FIXED INCOME FUND -- CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                  MARCH 31,
                                                                   2010(A)
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $     10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                                 0.15
  Net realized and unrealized gains (losses) on investments             0.03
--------------------------------------------------------------------------------
Total from investment operations                                        0.18
--------------------------------------------------------------------------------
Less distributions from net investment income                          (0.15)
--------------------------------------------------------------------------------
Net asset value at end of period                                 $     10.03
================================================================================
Total return                                                            1.81%(B)
================================================================================
Net assets at end of period (000s)                               $       568
================================================================================
Ratio of net expenses to average net assets                             0.70%(C)
Ratio of gross expenses to average net assets                           1.45%(C)
Ratio of net investment income to average net assets                    3.21%(C)
Portfolio turnover rate                                                  119%(C)

(A) The Fund commenced operations on September 30, 2009.
(B) Not annualized.
(C) Annualized.

CORE PLUS FIXED INCOME FUND -- INSTITUTIONAL CLASS

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                  MARCH 31,
                                                                   2010(A)
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $     10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                                 0.16
  Net realized and unrealized gains (losses) on investments             0.03
--------------------------------------------------------------------------------
Total from investment operations                                        0.19
--------------------------------------------------------------------------------
Less distributions from net investment income                          (0.16)
--------------------------------------------------------------------------------
Total distributions                                                    (0.16)
--------------------------------------------------------------------------------
Net asset value at end of period                                 $     10.03
================================================================================
Total return                                                            1.92%(B)
================================================================================
Net assets at end of period (000s)                               $     9,818
================================================================================
Ratio of net expenses to average net assets                             0.50%(C)
Ratio of gross expenses to average net assets                           1.52%(C)
Ratio of net investment income to average net assets                    3.38%(C)
Portfolio turnover rate                                                  119%(C)

(A) The Fund commenced operations on September 30, 2009.
(B) Not annualized.
(C) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

EMERGING MARKETS EQUITY FUND -- CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                 SIX MONTHS
                                                                   ENDED
                                                                 MARCH 31,
                                                                  2010(A)
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                          $     10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                                                 (0.02)
  Net realized and unrealized gains on investments                     1.56
--------------------------------------------------------------------------------
Total from investment operations                                       1.54
--------------------------------------------------------------------------------
Net asset value at end of period                                $     11.54
================================================================================
Total return (B)                                                      15.40%(C)
================================================================================
Net assets at end of period (000s)                              $     2,806
================================================================================
Ratio of net expenses to average net assets                            1.73%(D)
Ratio of gross expenses to average net assets                          2.13%(D)
Ratio of net investment loss to average net assets                    (0.57%)(D)
Portfolio turnover rate                                                   5%(D)

(A) The Fund commenced operations on September 30, 2009.
(B) Total returns shown exclude the effect of applicable sales loads.
(C) Not annualized.
(D) Annualized.

EMERGING MARKETS EQUITY FUND -- CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                 SIX MONTHS
                                                                   ENDED
                                                                 MARCH 31,
                                                                  2010(A)
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                          $     10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                                                 (0.04)
  Net realized and unrealized gains on investments                     1.52
--------------------------------------------------------------------------------
Total from investment operations                                       1.48
--------------------------------------------------------------------------------
Net asset value at end of period                                $     11.48
================================================================================
Total return (B)                                                      14.80%(C)
================================================================================
Net assets at end of period (000s)                              $     2,095
================================================================================
Ratio of net expenses to average net assets                            2.48%(D)
Ratio of gross expenses to average net assets                          2.87%(D)
Ratio of net investment loss to average net assets                    (1.44%)(D)
Portfolio turnover rate                                                   5%(D)

(A) The Fund commenced operations on September 30, 2009.
(B) Total returns shown exclude the effect of applicable sales loads.
(C) Not annualized.
(D) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

EMERGING MARKETS EQUITY FUND -- CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                 SIX MONTHS
                                                                   ENDED
                                                                 MARCH 31,
                                                                  2010(A)
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                          $     10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                                                 (0.01)
  Net realized and unrealized gains on investments                     1.56
--------------------------------------------------------------------------------
Total from investment operations                                       1.55
--------------------------------------------------------------------------------
Net asset value at end of period                                $     11.55
================================================================================
Total return                                                          15.50%(B)
================================================================================
Net assets at end of period (000s)                              $     1,076
================================================================================
Ratio of net expenses to average net assets                            1.48%(C)
Ratio of gross expenses to average net assets                          1.85%(C)
Ratio of net investment loss to average net assets                    (0.48%)(C)
Portfolio turnover rate                                                   5%(C)

(A) The Fund commenced operations on September 30, 2009.
(B) Not annualized.
(C) Annualized.

EMERGING MARKETS EQUITY FUND -- INSTITUTIONAL CLASS

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                 SIX MONTHS
                                                                   ENDED
                                                                 MARCH 31,
                                                                  2010(A)
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                          $     10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                                                 (0.01)
  Net realized and unrealized gains on investments                     1.57
--------------------------------------------------------------------------------
Total from investment operations                                       1.56
--------------------------------------------------------------------------------
Net asset value at end of period                                $     11.56
================================================================================
Total return                                                          15.60%(B)
================================================================================
Net assets at end of period (000s)                              $    11,127
================================================================================
Ratio of net expenses to average net assets                            1.34%(C)
Ratio of gross expenses to average net assets                          1.91%(C)
Ratio of net investment loss to average net assets                    (0.22%)(C)
Portfolio turnover rate                                                   5%(C)

(A) The Fund commenced operations on September 30, 2009.
(B) Not annualized.
(C) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

FOCUSED EQUITY FUND -- CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                               SIX MONTHS
                                                                 ENDED
                                                               MARCH 31,
                                                                2010(A)
                                                              (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                        $     10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.01
  Net realized and unrealized gains on investments                   0.92
--------------------------------------------------------------------------------
Total from investment operations                                     0.93
--------------------------------------------------------------------------------
Net asset value at end of period                              $     10.93
================================================================================
Total return (B)                                                     9.30%(C)
================================================================================
Net assets at end of period (000s)                            $       204
================================================================================
Ratio of net expenses to average net assets                          0.88%(D)(E)
Ratio of gross expenses to average net assets                        4.12%(D)
Ratio of net investment income to average net assets                 0.63%(D)
Portfolio turnover rate                                                 6%(D)

(A) Represents the period from commencement of operations (December 31, 2009) through March 31, 2010.
(B) Total returns shown exclude the effect of applicable sales loads.
(C) Not annualized.
(D) Annualized.
(E) The advisor voluntarily waived 0.32% during the period and had they not, the net expense ratio would have been 1.20%.

FOCUSED EQUITY FUND -- CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                               SIX MONTHS
                                                                 ENDED
                                                               MARCH 31,
                                                                2010(A)
                                                              (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                        $     10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.00(B)
  Net realized and unrealized gains on investments                   0.92
--------------------------------------------------------------------------------
Total from investment operations                                     0.92
--------------------------------------------------------------------------------
Net asset value at end of period                              $     10.92
================================================================================
Total return (C)                                                     9.20%(D)
================================================================================
Net assets at end of period (000s)                            $       112
================================================================================
Ratio of net expenses to average net assets                          1.31%(E)(F)
Ratio of gross expenses to average net assets                        5.02%(E)
Ratio of net investment income to average net assets                 0.12%(E)
Portfolio turnover rate                                                 6%(E)

(A) Represents the period from commencement of operations (December 31, 2009) through March 31, 2010.
(B) Amount rounds to less than $.0.01 per share.
(C) Total returns shown exclude the effect of applicable sales loads.
(D) Not annualized.
(E) Annualized.
(F) The advisor voluntarily waived 0.64% during the period and had they not, the net expense ratio would have been 1.95%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

FOCUSED EQUITY FUND -- CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                               SIX MONTHS
                                                                 ENDED
                                                               MARCH 31,
                                                                2010(A)
                                                              (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                        $     10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.02
  Net realized and unrealized gains on investments                   0.92
--------------------------------------------------------------------------------
Total from investment operations                                     0.94
--------------------------------------------------------------------------------
Net asset value at end of period                              $     10.94
================================================================================
Total return                                                         9.40%(B)
================================================================================
Net assets at end of period (000s)                            $       109
================================================================================
Ratio of net expenses to average net assets                          0.64%(C)(D)
Ratio of gross expenses to average net assets                        4.06%(C)
Ratio of net investment income to average net assets                 0.78%(C)
Portfolio turnover rate                                                 6%(C)

(A) Represents the period from commencement of operations (December 31, 2009) through March 31, 2010.
(B) Not annualized.
(C) Annualized.
(D) The advisor voluntarily waived 0.31% during the period and had they not, the net expense ratio would have been 0.95%.

FOCUSED EQUITY FUND -- INSTITUTIONAL CLASS

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                               SIX MONTHS
                                                                 ENDED
                                                               MARCH 31,
                                                                2010(A)
                                                              (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                        $     10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.02
  Net realized and unrealized gains on investments                   0.92
--------------------------------------------------------------------------------
Total from investment operations                                     0.94
--------------------------------------------------------------------------------
Net asset value at end of period                              $     10.94
================================================================================
Total return                                                         9.40%(B)
================================================================================
Net assets at end of period (000s)                            $     1,820
================================================================================
Ratio of net expenses to average net assets                          0.60%(C)(D)
Ratio of gross expenses to average net assets                        3.70%(C)
Ratio of net investment income to average net assets                 0.95%(C)
Portfolio turnover rate                                                 6%(C)

(A) Represents the period from commencement of operations (December 31, 2009) through March 31, 2010.
(B) Not annualized.
(C) Annualized.
(D) The advisor voluntarily waived 0.20% during the period and had they not, the net expense ratio would have been 0.80%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

GLOBAL EQUITY FUND -- CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                  MARCH 31,
                                                                   2010(A)
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $     10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.00(B)
  Net realized and unrealized gains on investments                      0.30
--------------------------------------------------------------------------------
Total from investment operations                                        0.30
--------------------------------------------------------------------------------
Net asset value at end of period                                 $     10.30
================================================================================
Total return (C)                                                        3.00%(D)
================================================================================
Net assets at end of period (000s)                               $       500
================================================================================
Ratio of net expenses to average net assets                             1.34%(E)
Ratio of gross expenses to average net assets                           3.27%(E)
Ratio of net investment income to average net assets                    0.10%(E)
Portfolio turnover rate                                                   38%(E)

(A) The Fund commenced operations on September 30, 2009.
(B) Amount rounds to less than $0.01 per share.
(C) Total returns shown exclude the effect of applicable sales loads.
(D) Not annualized.
(E) Annualized.

GLOBAL EQUITY FUND -- CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                 SIX MONTHS
                                                                   ENDED
                                                                 MARCH 31,
                                                                  2010(A)
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                          $     10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                                                 (0.05)
  Net realized and unrealized gains on investments                     0.31
--------------------------------------------------------------------------------
Total from investment operations                                       0.26
--------------------------------------------------------------------------------
Net asset value at end of period                                $     10.26
================================================================================
Total return (B)                                                       2.60%(C)
================================================================================
Net assets at end of period (000s)                              $       103
================================================================================
Ratio of net expenses to average net assets                            2.08%(D)
Ratio of gross expenses to average net assets                          3.96%(D)
Ratio of net investment loss to average net assets                    (0.97%)(D)
Portfolio turnover rate                                                  38%(D)

(A) The Fund commenced operations on September 30, 2009.
(B) Total returns shown exclude the effect of applicable sales loads.
(C) Not annualized.
(D) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

GLOBAL EQUITY FUND -- CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                  MARCH 31,
                                                                   2010(A)
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $     10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                                 0.00(B)
  Net realized and unrealized gains on investments                      0.31
--------------------------------------------------------------------------------
Total from investment operations                                        0.31
--------------------------------------------------------------------------------
Net asset value at end of period                                 $     10.31
================================================================================
Total return                                                            3.12%(C)
================================================================================
Net assets at end of period (000s)                               $       116
================================================================================
Ratio of net expenses to average net assets                             1.08%(D)
Ratio of gross expenses to average net assets                           3.02%(D)
Ratio of net investment income to average net assets                    0.05%(D)
Portfolio turnover rate                                                   38%(D)

(A) The Fund commenced operations on September 30, 2009.
(B) Amount rounds to less than $0.01 per share.
(C) Not annualized.
(D) Annualized.

GLOBAL EQUITY FUND -- INSTITUTIONAL CLASS

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                  MARCH 31,
                                                                   2010(A)
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $     10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.01
  Net realized and unrealized gains on investments                      0.30
--------------------------------------------------------------------------------
Total from investment operations                                        0.31
--------------------------------------------------------------------------------
Less distributions from net investment income                          (0.00)(B)
--------------------------------------------------------------------------------
Net asset value at end of period                                 $     10.31
================================================================================
Total return                                                            3.10%(C)
================================================================================
Net assets at end of period (000s)                               $     2,786
================================================================================
Ratio of net expenses to average net assets                             0.93%(D)
Ratio of gross expenses to average net assets                           2.87%(D)
Ratio of net investment income to average net assets                    0.18%(D)
Portfolio turnover rate                                                   38%(D)

(A) The Fund commenced operations on September 30, 2009.
(B) Amount rounds to less than $0.01 per share.
(C) Not annualized.
(D) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

GLOBAL REAL ESTATE FUND -- CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                  MARCH 31,
                                                                   2010(A)
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $     10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.14
  Net realized and unrealized gains on investments                      0.70
--------------------------------------------------------------------------------
Total from investment operations                                        0.84
--------------------------------------------------------------------------------
Less distributions from net investment income                          (0.12)
--------------------------------------------------------------------------------
Net asset value at end of period                                 $     10.72
================================================================================
Total return (B)                                                        8.48%(C)
================================================================================
Net assets at end of period (000s)                               $     1,026
================================================================================
Ratio of net expenses to average net assets                             1.38%(D)
Ratio of gross expenses to average net assets                           2.84%(D)
Ratio of net investment income to average net assets                    3.31%(D)
Portfolio turnover rate                                                   36%(D)

(A) The Fund commenced operations on September 30, 2009.
(B) Total returns shown exclude the effect of applicable sales loads.
(C) Not annualized.
(D) Annualized.

GLOBAL REAL ESTATE FUND -- CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                  MARCH 31,
                                                                   2010(A)
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $     10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.07
  Net realized and unrealized gains on investments                      0.74
--------------------------------------------------------------------------------
Total from investment operations                                        0.81
--------------------------------------------------------------------------------
Less distributions from net investment income                          (0.11)
--------------------------------------------------------------------------------
Net asset value at end of period                                 $     10.70
================================================================================
Total return (B)                                                        8.11%(C)
================================================================================
Net assets at end of period (000s)                               $       113
================================================================================
Ratio of net expenses to average net assets                             2.13%(D)
Ratio of gross expenses to average net assets                           3.74%(D)
Ratio of net investment income to average net assets                    1.37%(D)
Portfolio turnover rate                                                   36%(D)

(A) The Fund commenced operations on September 30, 2009.
(B) Total returns shown exclude the effect of applicable sales loads.
(C) Not annualized.
(D) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

GLOBAL REAL ESTATE FUND -- CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                  MARCH 31,
                                                                   2010(A)
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $     10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.12
  Net realized and unrealized gains on investments                      0.74
--------------------------------------------------------------------------------
Total from investment operations                                        0.86
--------------------------------------------------------------------------------
Less distributions from net investment income                          (0.13)
--------------------------------------------------------------------------------
Net asset value at end of period                                 $     10.73
================================================================================
Total return                                                            8.65%(B)
================================================================================
Net assets at end of period (000s)                               $       116
================================================================================
Ratio of net expenses to average net assets                             1.13%(C)
Ratio of gross expenses to average net assets                           2.65%(C)
Ratio of net investment income to average net assets                    2.37%(C)
Portfolio turnover rate                                                   36%(C)

(A) The Fund commenced operations on September 30, 2009.
(B) Not annualized.
(C) Annualized.

GLOBAL REAL ESTATE FUND -- INSTITUTIONAL CLASS

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                  MARCH 31,
                                                                   2010(A)
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $     10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.13
  Net realized and unrealized gains on investments                      0.73
--------------------------------------------------------------------------------
Total from investment operations                                        0.86
--------------------------------------------------------------------------------
Less distributions from net investment income                          (0.13)
--------------------------------------------------------------------------------
Net asset value at end of period                                 $     10.73
================================================================================
Total return                                                            8.69%(B)
================================================================================
Net assets at end of period (000s)                               $     2,951
================================================================================
Ratio of net expenses to average net assets                             0.98%(C)
Ratio of gross expenses to average net assets                           2.50%(C)
Ratio of net investment income to average net assets                    2.52%(C)
Portfolio turnover rate                                                   36%(C)

(A) The Fund commenced operations on September 30, 2009.
(B) Not annualized.
(C) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

HEALTHCARE AND BIOTECHNOLOGY FUND -- CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED
                                      MARCH 31,                                   YEAR ENDED SEPTEMBER 30,
                                        2010              --------------------------------------------------------------------------
                                     (UNAUDITED)            2009            2008             2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of
  period                              $   12.72           $   15.10       $   18.28        $   15.91      $   16.13      $   13.79
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment loss                     (0.04)              (0.07)          (0.11)           (0.14)         (0.18)         (0.16)
  Net realized and unrealized gains
    (losses) on investments                1.36               (2.31)          (1.09)            3.10           0.40           3.02
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           1.32               (2.38)          (1.20)            2.96           0.22           2.86
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Distributions from net realized
    gains                                    --                  --           (1.65)           (0.59)         (0.44)         (0.52)
  Distributions from return of
    capital                                  --                  --           (0.33)              --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                          --                  --           (1.98)           (0.59)         (0.44)         (0.52)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period      $   14.04           $   12.72       $   15.10        $   18.28      $   15.91      $   16.13
====================================================================================================================================
Total return (A)                          10.38%(C)          (15.76%)         (7.82%)          19.25%          1.37%         21.10%
====================================================================================================================================
Net assets at end of period (000's)   $  29,273           $  34,029       $  60,959        $  53,295      $  55,120      $  59,742
====================================================================================================================================
Ratio of net expenses to average net
  assets                                   1.55%(D)            1.55%           1.55%            1.67%          1.85%(B)       1.88%
Ratio of gross expenses to average
  net assets                               2.12%(D)            1.91%           1.73%            1.80%          1.85%          1.88%
Ratio of net investment loss to
  average net assets                      (0.56%)(D)          (0.43%)         (0.72%)          (0.63%)        (0.99%)        (1.35%)
Portfolio turnover rate                      88%(D)             162%            127%             156%           158%           169%

(A) Total returns shown exclude the effect of applicable sales loads.
(B) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.84%.
(C) Not annualized.
(D) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

HEALTHCARE AND BIOTECHNOLOGY FUND -- CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS
                                                               ENDED           YEAR         YEAR        PERIOD
                                                             MARCH 31,         ENDED        ENDED        ENDED
                                                               2010          SEPT. 30,    SEPT. 30,    SEPT. 30,
                                                            (UNAUDITED)        2009         2008        2007(A)
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       $   12.44       $   14.90    $   18.19    $   15.98
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                                            (0.14)          (0.17)       (0.16)       (0.03)
  Net realized and unrealized gains (losses) on investments       1.39           (2.29)       (1.15)        2.83
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  1.25           (2.46)       (1.31)        2.80
---------------------------------------------------------------------------------------------------------------------
Less distributions:
  Distributions from net realized gains                             --              --        (1.65)       (0.59)
  Distributions from return of capital                              --              --        (0.33)          --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                                 --              --        (1.98)       (0.59)
---------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                             $   13.69       $   12.44    $   14.90    $   18.19
=====================================================================================================================
Total return (B)                                                 10.05%(C)      (16.51%)      (8.53%)      18.15%(C)
=====================================================================================================================
Net assets at end of period (000s)                           $   3,117       $   3,486    $   5,929    $   1,396
=====================================================================================================================
Ratio of net expenses to average net assets                       2.30%(D)        2.30%        2.30%        2.23%(D)
Ratio of gross expenses to average net assets                     3.11%(D)        2.93%        2.64%        2.57%(D)
Ratio of net investment loss to average net assets               (1.31%)(D)      (1.17%)      (1.46%)      (1.27%)(D)
Portfolio turnover rate                                             88%(D)         162%         127%         156%

(A) Represents the period from commencement of operations (November 20, 2006) through September 30, 2007.
(B) Total returns shown exclude the effect of applicable sales loads.
(C) Not annualized.
(D) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

INTERMEDIATE FIXED INCOME FUND -- INSTITUTIONAL CLASS

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED
                                      MARCH 31,                                  YEAR ENDED SEPTEMBER 30,
                                        2010              --------------------------------------------------------------------------
                                     (UNAUDITED)            2009            2008             2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of
  period                              $    8.73           $    8.90       $    9.51        $    9.58      $    9.94      $   10.27
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                    0.12                0.30            0.44             0.45           0.39           0.42
  Net realized and unrealized gains
    (losses) on investments                0.08               (0.17)          (0.60)           (0.07)         (0.12)         (0.19)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           0.20                0.13           (0.16)            0.38           0.27           0.23
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment
    income                                (0.12)              (0.30)          (0.45)           (0.45)         (0.40)         (0.42)
  Distributions from net realized
    gains                                    --                  --              --               --          (0.23)         (0.14)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (0.12)              (0.30)          (0.45)           (0.45)         (0.63)         (0.56)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period      $    8.81           $    8.73       $    8.90        $    9.51      $    9.58      $    9.94
====================================================================================================================================
Total return                               2.33%(B)            1.44%          (1.95%)           4.07%          2.87%          2.27%
====================================================================================================================================
Net assets at end of period (000's)   $ 108,962           $ 103,725       $  15,377        $  19,485      $  21,689      $  26,166
====================================================================================================================================
Ratio of net expenses to average net
  assets                                   0.40%(C)            0.52%           0.85%            0.87%          0.91%(A)       0.80%
Ratio of gross expenses to average
  net assets                               0.70%(C)            0.83%           1.15%            0.99%          0.95%          0.86%
Ratio of net investment income to
  average net assets                       2.78%(C)            3.12%           4.61%            4.72%          4.13%          3.91%
Portfolio turnover rate                   19.23%(C)             125%             62%              71%            62%            70%

(A) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.89%.
(B) Not annualized.
(C) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

INTERNATIONAL FIXED INCOME FUND -- CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                  MARCH 31,
                                                                   2010(A)
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $     10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.06
  Net realized and unrealized gains on investments                      0.07
--------------------------------------------------------------------------------
Total from investment operations                                        0.13
--------------------------------------------------------------------------------
Less distributions from net investment income                          (0.06)
--------------------------------------------------------------------------------
Net asset value at end of period                                 $     10.07
================================================================================
Total return (B)                                                        1.30%(C)
================================================================================
Net assets at end of period (000s)                               $       182
================================================================================
Ratio of net expenses to average net assets                             1.09%(D)
Ratio of gross expenses to average net assets                           1.98%(D)
Ratio of net investment income to average net assets                    1.22%(D)
Portfolio turnover rate                                                  125%(D)

(A) The Fund commenced operations on September 30, 2009.
(B) Total returns shown exclude the effect of applicable sales loads.
(C) Not annualized.
(D) Annualized.

INTERNATIONAL FIXED INCOME FUND -- CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                  MARCH 31,
                                                                   2010(A)
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $     10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.02
  Net realized and unrealized gains on investments                      0.06
--------------------------------------------------------------------------------
Total from investment operations                                        0.08
--------------------------------------------------------------------------------
Less distributions from net investment income                          (0.02)
--------------------------------------------------------------------------------
Net asset value at end of period                                 $     10.06
================================================================================
Total return (B)                                                        0.84%(C)
================================================================================
Net assets at end of period (000s)                               $       143
================================================================================
Ratio of net expenses to average net assets                             1.84%(D)
Ratio of gross expenses to average net assets                           2.71%(D)
Ratio of net investment income to average net assets                    0.46%(D)
Portfolio turnover rate                                                  125%(D)

(A) The Fund commenced operations on September 30, 2009.
(B) Total returns shown exclude the effect of applicable sales loads.
(C) Not annualized.
(D) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

INTERNATIONAL FIXED INCOME FUND -- CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                  MARCH 31,
                                                                   2010(A)
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $     10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.07
  Net realized and unrealized gains on investments                      0.07
--------------------------------------------------------------------------------
Total from investment operations                                        0.14
--------------------------------------------------------------------------------
Less distributions from net investment income                          (0.07)
--------------------------------------------------------------------------------
Net asset value at end of period                                 $     10.07
================================================================================
Total return                                                            1.43%(B)
================================================================================
Net assets at end of period (000s)                               $       104
================================================================================
Ratio of net expenses to average net assets                             0.84%(C)
Ratio of gross expenses to average net assets                           1.76%(C)
Ratio of net investment income to average net assets                    1.46%(C)
Portfolio turnover rate                                                  125%(C)

(A) The Fund commenced operations on September 30, 2009.
(B) Not annualized.
(C) Annualized.

INTERNATIONAL FIXED INCOME FUND -- INSTITUTIONAL CLASS

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                  MARCH 31,
                                                                   2010(A)
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $     10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.08
  Net realized and unrealized gains on investments                      0.07
--------------------------------------------------------------------------------
Total from investment operations                                        0.15
--------------------------------------------------------------------------------
Less distributions from net investment income                          (0.08)
--------------------------------------------------------------------------------
Net asset value at end of period                                 $     10.07
================================================================================
Total return                                                            1.51%(B)
================================================================================
Net assets at end of period (000s)                               $     6,798
================================================================================
Ratio of net expenses to average net assets                             0.69%(C)
Ratio of gross expenses to average net assets                           1.60%(C)
Ratio of net investment income to average net assets                    1.60%(C)
Portfolio turnover rate                                                  125%(C)

(A) The Fund commenced operations on September 30, 2009.
(B) Not annualized.
(C) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

INTERNATIONAL GROWTH FUND -- CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                      SIX MONTHS
                                         ENDED               YEAR           PERIOD
                                       MARCH 31,             ENDED           ENDED                  YEAR ENDED DECEMBER 31,
                                         2010              SEPT. 30,       SEPT. 30,       -----------------------------------------
                                      (UNAUDITED)             2009          2008(A)           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of
  period                              $    7.82           $    8.56       $   11.88        $   10.25      $    8.62      $    7.76
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                    0.03                0.08            0.02             0.10           0.01           0.04
  Net realized and unrealized gains
    (losses) on investments                0.42               (0.82)          (3.30)            2.23           1.97           1.09
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           0.45               (0.74)          (3.28)            2.33           1.98           1.13
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment
    income                                (0.11)               0.00(B)        (0.02)           (0.10)         (0.01)         (0.04)
  Distributions from net realized
    gains                                    --                  --           (0.03)           (0.60)         (0.34)         (0.23)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (0.11)                 --           (0.05)           (0.70)         (0.35)         (0.27)
------------------------------------------------------------------------------------------------------------------------------------
Paid-in capital from redemption fees         --                  --            0.01             0.00(B)        0.00(B)          --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period      $    8.16           $    7.82       $    8.56        $   11.88      $   10.25      $    8.62
====================================================================================================================================
Total return (C)                           5.82%(D)           (8.64%)        (27.55%)(D)       22.77%         23.01%         14.57%
====================================================================================================================================
Net assets at end of period (000s)    $  35,784           $  37,073       $  25,631        $   3,829      $   1,871      $     800
====================================================================================================================================
Ratio of net expenses to average net
  assets                                   1.35%(E)            1.35%           1.48%(E)         1.50%          1.50%          1.50%
Ratio of gross expenses to average
  net assets                               1.59%(E)            1.77%           6.42%(E)         8.88%         15.14%         25.80%
Ratio of net investment income to
  average net assets                       0.66%(E)            1.52%           1.16%(E)         1.32%          0.06%          0.64%
Portfolio turnover rate                      26%(E)              37%             35%(E)           91%            67%            75%

(A) Effective after the close of business on December 31, 2007, the Fund changed its fiscal year end to September 30.
(B) Amount rounds to less than $0.01.
(C) Total returns shown exclude the effect of applicable sales loads.
(D) Not annualized.
(E) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

INTERNATIONAL GROWTH FUND -- CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS
                                                               ENDED         YEAR          PERIOD
                                                             MARCH 31,       ENDED          ENDED
                                                               2010        SEPT. 30,      SEPT. 30,
                                                            (UNAUDITED)      2009          2008(A)
-------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       $    7.77     $    8.57      $    8.52
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                           0.00(B)       0.06           0.00(B)
  Net realized and unrealized gains (losses) on investments       0.42         (0.86)          0.08
-------------------------------------------------------------------------------------------------------
Total from investment operations                                  0.42         (0.80)          0.08
-------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                           (0.01)           --             --
  Distributions from net realized gains                             --            --          (0.03)
-------------------------------------------------------------------------------------------------------
Total distributions                                              (0.01)           --          (0.03)
-------------------------------------------------------------------------------------------------------
Net asset value at end of period                             $    8.18     $    7.77      $    8.57
=======================================================================================================
Total return(C)                                                   5.46%(D)     (9.33%)         0.97%(D)
=======================================================================================================
Net assets at end of period (000s)                           $     136     $     142      $       3
=======================================================================================================
Ratio of net expenses to average net assets                       2.10%(E)      2.10%          0.73%(E)
Ratio of gross expenses to average net assets                    10.03%(E)     10.21%        832.55%(E)
Ratio of net investment income (loss) to average net assets      (0.07%)(E)     0.95%          0.80%(E)
Portfolio turnover rate                                             26%(E)        37%            35%(E)

(A) Represents the period from commencement of operations (September 29, 2008) through September 30, 2008.
(B) Amount rounds to less than $0.01 per share.
(C) Total returns shown exclude the effect of applicable sales loads.
(D) Not annualized.
(E) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

INTERNATIONAL GROWTH FUND -- CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS
                                                               ENDED         YEAR          PERIOD
                                                             MARCH 31,       ENDED          ENDED
                                                               2010        SEPT. 30,      SEPT. 30,
                                                            (UNAUDITED)      2009          2008(A)
-------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       $    7.81     $    8.54      $    8.52
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                           0.08          0.07           0.00(B)
  Net realized and unrealized gains (losses) on investments       0.37         (0.78)          0.09
-------------------------------------------------------------------------------------------------------
Total from investment operations                                  0.45         (0.71)          0.09
-------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                           (0.14)        (0.02)         (0.04)
  Distributions from net realized gains                             --            --          (0.03)
-------------------------------------------------------------------------------------------------------
Total distributions                                              (0.14)        (0.02)         (0.07)
-------------------------------------------------------------------------------------------------------
Net asset value at end of period                             $    8.12     $    7.81      $    8.54
=======================================================================================================
Total return                                                      5.80%(C)     (8.31%)         1.04%(C)
=======================================================================================================
Net assets at end of period (000s)                           $       6     $      17      $       3
=======================================================================================================
Ratio of net expenses to average net assets                       1.12%(D)      1.10%          0.22%(D)
Ratio of gross expenses to average net assets                   129.79%(D)    146.67%        834.03%(D)
Ratio of net investment income to average net assets              0.84%(D)      0.97%          1.32%(D)
Portfolio turnover rate                                             26%(D)        37%            35%(D)

(A) Represents the period from commencement of operations (September 29, 2008) through September 30, 2008.
(B) Amount rounds to less than $0.01 per share.
(C) Not annualized.
(D) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

LARGE CAP RELATIVE VALUE FUND -- CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                  MARCH 31,
                                                                   2010(A)
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $     10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.01
  Net realized and unrealized gains on investments                      1.48
--------------------------------------------------------------------------------
Total from investment operations                                        1.49
--------------------------------------------------------------------------------
Less distributions from net investment income                          (0.02)
--------------------------------------------------------------------------------
Net asset value at end of period                                 $     11.47
================================================================================
Total return(B)                                                        14.95%(C)
================================================================================
Net assets at end of period (000s)                               $       423
================================================================================
Ratio of net expenses to average net assets                             1.19%(D)
Ratio of gross expenses to average net assets                           2.41%(D)
Ratio of net investment income to average net assets                    0.39%(D)
Portfolio turnover rate                                                    1%(D)

(A) The Fund commenced operations on September 30, 2009.
(B) Total returns shown exclude the effect of applicable sales loads.
(C) Not annualized.
(D) Annualized.

LARGE CAP RELATIVE VALUE FUND -- CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                 SIX MONTHS
                                                                   ENDED
                                                                 MARCH 31,
                                                                  2010(A)
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                          $     10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.03
  Net realized and unrealized gains on investments                     1.47
--------------------------------------------------------------------------------
Total from investment operations                                       1.50
--------------------------------------------------------------------------------
Less distributions from net investment income                         (0.05)
--------------------------------------------------------------------------------
Net asset value at end of period                                $     11.45
================================================================================
Total return(B)                                                       14.50%(C)
================================================================================
Net assets at end of period (000s)                              $       243
================================================================================
Ratio of net expenses to average net assets                            1.94%(D)
Ratio of gross expenses to average net assets                          3.13%(D)
Ratio of net investment loss to average net assets                    (0.31%)(D)
Portfolio turnover rate                                                   1%(D)

(A) The Fund commenced operations on September 30, 2009.
(B) Total returns shown exclude the effect of applicable sales loads.
(C) Not annualized.
(D) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

LARGE CAP RELATIVE VALUE FUND -- CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                  MARCH 31,
                                                                   2010(A)
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $     10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.04
  Net realized and unrealized gains on investments                      1.47
--------------------------------------------------------------------------------
Total from investment operations                                        1.51
--------------------------------------------------------------------------------
Less distributions from net investment income                          (0.04)
--------------------------------------------------------------------------------
Net asset value at end of period                                 $     11.47
================================================================================
Total return                                                           15.09%(B)
================================================================================
Net assets at end of period (000s)                               $       115
================================================================================
Ratio of net expenses to average net assets                             0.94%(C)
Ratio of gross expenses to average net assets                           2.17%(C)
Ratio of net investment income to average net assets                    0.73%(C)
Portfolio turnover rate                                                    1%(C)

(A) The Fund commenced operations on September 30, 2009.
(B) Not annualized.
(C) Annualized.

LARGE CAP RELATIVE VALUE FUND -- INSTITUTIONAL CLASS

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                  MARCH 31,
                                                                   2010(A)
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $     10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.00(B)
  Net realized and unrealized gains on investments                      1.47
--------------------------------------------------------------------------------
Total from investment operations                                        1.47
--------------------------------------------------------------------------------
Net asset value at end of period                                 $     11.47
================================================================================
Total return                                                           15.17%(C)
================================================================================
Net assets at end of period (000s)                               $     3,110
================================================================================
Ratio of net expenses to average net assets                             0.79%(D)
Ratio of gross expenses to average net assets                           2.12%(D)
Ratio of net investment income to average net assets                    0.88%(D)
Portfolio turnover rate                                                    1%(D)

(A) The Fund commenced operations on September 30, 2009.
(B) Amount rounds to less than $0.01 per share.
(C) Not annualized.
(D) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

MARKET NEUTRAL EQUITY FUND -- CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                 SIX MONTHS
                                                                   ENDED
                                                                 MARCH 31,
                                                                  2010(A)
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                          $     10.00
--------------------------------------------------------------------------------
Loss from investment operations:
  Net investment loss                                                 (0.07)
  Net realized and unrealized losses on investments                   (0.27)
--------------------------------------------------------------------------------
Total from investment operations                                      (0.34)
--------------------------------------------------------------------------------
Net asset value at end of period                                $      9.66
================================================================================
Total return(B)                                                       (3.40%)(C)
================================================================================
Net assets at end of period (000s)                              $       448
================================================================================
Ratio of net expenses to average net assets                            1.74%(D)
Ratio of gross expenses to average net assets                          2.43%(D)
Ratio of net investment loss to average net assets                    (1.29%)(D)
Portfolio turnover rate                                                 198%

(A) The Fund commenced operations on September 30, 2009.
(B) Total returns shown exclude the effect of applicable sales loads.
(C) Not annualized.
(D) Annualized.

MARKET NEUTRAL EQUITY FUND -- CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                 SIX MONTHS
                                                                   ENDED
                                                                 MARCH 31,
                                                                  2010(A)
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                          $     10.00
--------------------------------------------------------------------------------
Loss from investment operations:
  Net investment loss                                                 (0.08)
  Net realized and unrealized losses on investments                   (0.30)
--------------------------------------------------------------------------------
Total from investment operations                                      (0.38)
--------------------------------------------------------------------------------
Net asset value at end of period                                $      9.62
================================================================================
Total return (B)                                                      (3.70%)(C)
================================================================================
Net assets at end of period (000s)                              $       143
================================================================================
Ratio of net expenses to average net assets                            2.49%(D)
Ratio of gross expenses to average net assets                          3.00%(D)
Ratio of net investment loss to average net assets                    (2.07%)(D)
Portfolio turnover rate                                                 198%

(A) The Fund commenced operations on September 30, 2009.
(B) Total returns shown exclude the effect of applicable sales loads.
(C) Not annualized.
(D) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

MARKET NEUTRAL EQUITY FUND -- CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                 SIX MONTHS
                                                                   ENDED
                                                                 MARCH 31,
                                                                  2010(A)
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                          $     10.00
--------------------------------------------------------------------------------
Loss from investment operations:
  Net investment loss                                                 (0.05)
  Net realized and unrealized losses on investments                   (0.28)
--------------------------------------------------------------------------------
Total from investment operations                                      (0.33)
--------------------------------------------------------------------------------
Net asset value at end of period                                $      9.67
================================================================================
Total return                                                          (3.30%)(B)
================================================================================
Net assets at end of period (000s)                              $     9,485
================================================================================
Ratio of net expenses to average net assets                            1.49%(C)
Ratio of gross expenses to average net assets                          1.96%(C)
Ratio of net investment loss to average net assets                    (1.09%)(C)
Portfolio turnover rate                                                 198%

(A) The Fund commenced operations on September 30, 2009.
(B) Not annualized.
(C) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

MID CAP FUND -- CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS
                                                               ENDED                                       PERIOD
                                                             MARCH 31,       YEAR ENDED SEPTEMBER 30,      ENDED
                                                               2010          ------------------------     SEPT. 30,
                                                            (UNAUDITED)        2009          2008          2007(A)
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       $   11.20       $   13.07     $   17.86     $   18.14
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                    0.05            0.04         (0.02)        (0.00)(B)
  Net realized and unrealized losses on investments               1.60           (1.85)        (4.60)        (0.28)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  1.65           (1.81)        (4.62)        (0.28)
-----------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                           (0.06)          (0.03)           --            --
  Distributions from net realized gains                             --           (0.03)        (0.17)           --
-----------------------------------------------------------------------------------------------------------------------
Total distributions                                              (0.06)          (0.06)        (0.17)           --
-----------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                             $   12.79       $   11.20     $   13.07     $   17.86
=======================================================================================================================
Total return (C)                                                 14.79%(D)      (13.81%)      (26.11%)       (1.54%)(D)
=======================================================================================================================
Net assets at end of period (000s)                           $     517       $     452     $     159     $     210
=======================================================================================================================
Ratio of net expenses to average net assets                       1.17%(E)        1.15%         1.15%         0.94%(E)
Ratio of gross expenses to average net assets                     3.43%(E)        3.84%         4.09%        14.21%(E)
Ratio of net investment income (loss) to average net assets       0.81%(E)        0.39%        (0.16%)       (0.09%)(E)
Portfolio turnover rate                                             70%(E)         187%          157%          193%

(A) Represents the period from commencement of operations (May 14, 2007) through September 30, 2007.
(B) Amount rounds to less than $0.01 per share.
(C) Total returns shown exclude the effect of applicable sales loads.
(D) Not annualized.
(E) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

MID CAP FUND -- CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS
                                                               ENDED                                       PERIOD
                                                             MARCH 31,       YEAR ENDED SEPTEMBER 30,      ENDED
                                                               2010          ------------------------     SEPT. 30,
                                                            (UNAUDITED)        2009          2008          2007(A)
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       $   11.19       $   13.12     $   17.84     $   18.14
-----------------------------------------------------------------------------------------------------------------------
Loss from investment operations:
  Net investment income (loss)                                    0.01           (0.03)        (0.15)        (0.02)
  Net realized and unrealized losses on investments               1.54           (1.87)        (4.40)        (0.28)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  1.55           (1.90)        (4.55)        (0.30)
-----------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains                             0.00           (0.03)        (0.17)           --
-----------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                             $   12.74       $   11.19     $   13.12     $   17.84
=======================================================================================================================
Total return (B)                                                 13.85%(C)      (14.47%)      (25.74%)       (1.65%)(C)
=======================================================================================================================
Net assets at end of period (000s)                           $     241       $     169     $      30     $      36
=======================================================================================================================
Ratio of net expenses to average net assets                       1.92%(D)        1.90%         1.90%         1.35%(D)
Ratio of gross expenses to average net assets                     6.07%(D)        6.99%        31.40%        28.68%(D)
Ratio of net investment income (loss) to average net assets       0.03%(D)       (0.38%)       (0.91%)       (0.51%)(D)
Portfolio turnover rate                                             70%(D)         187%          157%          193%

(A) Represents the period from commencement of operations (May 14, 2007) through September 30, 2007.
(B) Total returns shown exclude the effect of applicable sales loads.
(C) Not annualized.
(D) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

MID CAP FUND -- CLASS Z

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED                                                  PERIOD
                                                            MARCH 31,            YEAR ENDED SEPTEMBER 30,             ENDED
                                                              2010         ------------------------------------     SEPT. 30,
                                                           (UNAUDITED)        2009         2008         2007         2006(A)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     $    11.18      $    13.05   $    17.85   $    15.26    $    16.73
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                                   0.05            0.03        (0.08)        0.09          0.01
  Net realized and unrealized losses on investments              1.54           (1.84)       (4.55)        2.62         (1.48)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 1.59           (1.81)       (4.63)        2.71         (1.47)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                          (0.06)          (0.03)          --        (0.12)           --
  Distributions from net realized gains                            --           (0.03)       (0.17)          --            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                             (0.06)          (0.06)       (0.17)       (0.12)           --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period                           $    12.71      $    11.18   $    13.05   $    17.85    $    15.26
====================================================================================================================================
Total return                                                    14.28%(B)      (13.83%)     (26.18%)      17.84%        (8.79%)(B)
====================================================================================================================================
Net assets at end of period (000s)                         $    2,066      $    1,814   $    3,267   $   15,203    $      350
====================================================================================================================================
Ratio of net expenses to average net assets                      1.17%(C)        1.15%        1.15%        1.14%         1.16%(C)(D)
Ratio of gross expenses to average net assets                    2.18%(C)        2.22%        1.48%        1.25%         1.82%(C)
Ratio of net investment income (loss) to average net
  assets                                                         0.81%(C)        0.39%       (0.27%)      (0.12%)        0.65%(C)
Portfolio turnover rate                                            70%(C)         187%         157%         193%          323%

(A) Represents the period from commencement of operations (April 24, 2006) through September 30, 2006.
(B) Not annualized
(C) Annualized.
(D) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.15%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

MID CAP FUND -- INSTITUTIONAL CLASS

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED
                                      MARCH 31,                                  YEAR ENDED SEPTEMBER 30,
                                        2010             ---------------------------------------------------------------------------
                                     (UNAUDITED)            2009            2008            2007          2006         2005(A)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of
  period                              $   11.25          $   13.14       $   17.91       $   15.28     $   15.36      $   13.29
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income (loss)             0.07               0.07            0.01            0.11          0.04          (0.01)
  Net realized and unrealized losses
    on investments                         1.55              (1.88)          (4.61)           2.65          1.00           2.47
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           1.62              (1.81)          (4.60)           2.76          1.04           2.46
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment
    income                                (0.09)             (0.05)             --           (0.13)        (0.03)            --
  Distributions from net realized
    gains                                    --              (0.03)          (0.17)             --         (1.09)         (0.39)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                       (0.09)             (0.08)          (0.17)          (0.13)        (1.12)         (0.39)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period      $   12.78          $   11.25       $   13.14       $   17.91     $   15.28      $   15.36
====================================================================================================================================
Total return                              14.48%(B)         (13.68%)        (25.92%)         18.13%         7.10%         18.53%(B)
====================================================================================================================================
Net assets at end of period (000s)    $ 145,262          $ 168,313       $ 422,356       $ 482,047     $  87,032      $     842
====================================================================================================================================
Ratio of net expenses to average net
  assets                                   0.92%(C)           0.90%           0.90%           0.90%         0.91%(D)       1.00%(C)
Ratio of gross expenses to average
  net assets                               1.08%(C)           1.05%           1.03%           1.06%         1.81%          8.23%(C)
Ratio of net investment income
  (loss) to average net assets             1.11%(C)           0.61%           0.09%           0.39%         0.82%         (0.02%)(C)
Portfolio turnover rate                      70%(C)            187%            157%            193%          323%           120%(C)

(A) For the nine-month period ended September 30, 2005. Effective January 1, 2005, the Fund changed its fiscal year end from December 31 to September 30.
(B) Not annualized.
(C) Annualized.
(D) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.90%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

MID CAP VALUE FUND -- CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                  MARCH 31,
                                                                   2010(A)
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $     10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.06
  Net realized and unrealized gains on investments                      1.47
--------------------------------------------------------------------------------
Total from investment operations                                        1.53
--------------------------------------------------------------------------------
Less distributions from net investment income                          (0.05)
--------------------------------------------------------------------------------
Net asset value at end of period                                 $     11.48
================================================================================
Total return (B)                                                       15.39%(C)
================================================================================
Net assets at end of period (000s)                               $       212
================================================================================
Ratio of net expenses to average net assets                             1.29%(D)
Ratio of gross expenses to average net assets                           2.77%(D)
Ratio of net investment income to average net assets                    1.09%(D)
Portfolio turnover rate                                                   29%(D)

(A) The Fund commenced operations on September 30, 2009.
(B) Total returns shown exclude the effect of applicable sales loads.
(C) Not annualized.
(D) Annualized.

MID CAP VALUE FUND -- CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                  MARCH 31,
                                                                   2010(A)
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $     10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.02
  Net realized and unrealized gains on investments                      1.48
--------------------------------------------------------------------------------
Total from investment operations                                        1.50
--------------------------------------------------------------------------------
Less distributions from net investment income                          (0.04)
--------------------------------------------------------------------------------
Net asset value at end of period                                 $     11.46
================================================================================
Total return (B)                                                       15.01%(C)
================================================================================
Net assets at end of period (000s)                               $       119
================================================================================
Ratio of net expenses to average net assets                             2.03%(D)
Ratio of gross expenses to average net assets                           3.42%(D)
Ratio of net investment income to average net assets                    0.28%(D)
Portfolio turnover rate                                                   29%(D)

(A) The Fund commenced operations on September 30, 2009.
(B) Total returns shown exclude the effect of applicable sales loads.
(C) Not annualized.
(D) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

MID CAP VALUE FUND -- CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                  MARCH 31,
                                                                   2010(A)
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $     10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.07
  Net realized and unrealized gains on investments                      1.48
--------------------------------------------------------------------------------
Total from investment operations                                        1.55
--------------------------------------------------------------------------------
Less distributions from net investment income                          (0.06)
--------------------------------------------------------------------------------
Net asset value at end of period                                 $     11.49
================================================================================
Total return                                                           15.56%(B)
================================================================================
Net assets at end of period (000s)                               $       277
================================================================================
Ratio of net expenses to average net assets                             1.04%(C)
Ratio of gross expenses to average net assets                           2.85%(C)
Ratio of net investment income to average net assets                    1.36%(C)
Portfolio turnover rate                                                   29%(C)

(A) The Fund commenced operations on September 30, 2009.
(B) Not annualized.
(C) Annualized.

MID CAP VALUE FUND -- INSTITUTIONAL CLASS

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                  MARCH 31,
                                                                   2010(A)
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $     10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.08
  Net realized and unrealized gains on investments                      1.48
--------------------------------------------------------------------------------
Total from investment operations                                        1.56
--------------------------------------------------------------------------------
Less distributions from net investment income                          (0.07)
--------------------------------------------------------------------------------
Net asset value at end of period                                 $     11.49
================================================================================
Total return                                                           15.61%(B)
================================================================================
Net assets at end of period (000s)                               $     3,123
================================================================================
Ratio of net expenses to average net assets                             0.89%(C)
Ratio of gross expenses to average net assets                           2.31%(C)
Ratio of net investment income to average net assets                    1.42%(C)
Portfolio turnover rate                                                   29%(C)

(A) The Fund commenced operations on September 30, 2009.
(B) Not annualized.
(C) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

PREMIUM YIELD EQUITY FUND -- CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS
                                                               ENDED         YEAR           PERIOD
                                                             MARCH 31,       ENDED          ENDED
                                                               2010        SEPT. 30,      SEPT. 30,
                                                            (UNAUDITED)       2009         2008(A)
--------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       $    5.93     $    7.56      $   10.00
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                           0.08          0.22           0.33
  Net realized and unrealized gains (losses) on investments       0.55         (1.64)         (2.44)
--------------------------------------------------------------------------------------------------------
Total from investment operations                                  0.63         (1.42)         (2.11)
--------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                           (0.08)        (0.21)         (0.32)
  Distributions from return of capital                              --            --          (0.01)
--------------------------------------------------------------------------------------------------------
Total distributions                                              (0.08)        (0.21)         (0.33)
--------------------------------------------------------------------------------------------------------
Net asset value at end of period                             $    6.48     $    5.93      $    7.56
========================================================================================================
Total return (B)                                                 10.75%(C)    (18.40%)       (21.48%)(C)
========================================================================================================
Net assets at end of period (000s)                           $  21,828     $  19,879      $  19,411
========================================================================================================
Ratio of net expenses to average net assets                       1.20%(D)      1.20%          1.20%(D)
Ratio of gross expenses to average net assets                     1.39%(D)      1.55%          1.53%(D)
Ratio of net investment income to average net assets              2.72%(D)      3.97%          4.68%(D)
Portfolio turnover rate                                             16%(D)        30%           181%(D)

(A) Represents the period from commencement of operations (December 3, 2007) through September 30, 2008.
(B) Total returns shown exclude the effect of applicable sales loads.
(C) Not annualized.
(D) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

PREMIUM YIELD EQUITY FUND -- CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS
                                                               ENDED         YEAR           PERIOD
                                                             MARCH 31,       ENDED          ENDED
                                                               2010        SEPT. 30,      SEPT. 30,
                                                            (UNAUDITED)       2009         2008(A)
--------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       $    5.93     $    7.56      $   10.00
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                           0.06          0.10           0.29
  Net realized and unrealized gains (losses) on investments       0.55         (1.55)         (2.45)
--------------------------------------------------------------------------------------------------------
Total from investment operations                                  0.61         (1.45)         (2.16)
--------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                           (0.06)        (0.18)         (0.27)
  Distributions from return of capital                              --            --          (0.01)
--------------------------------------------------------------------------------------------------------
Total distributions                                              (0.06)        (0.18)         (0.28)
--------------------------------------------------------------------------------------------------------
Net asset value at end of period                             $    6.48     $    5.93      $    7.56
========================================================================================================
Total return (B)                                                 10.31%(C)    (18.96%)       (21.95%)(C)
========================================================================================================
Net assets at end of period (000s)                           $   5,190     $   3,319      $     567
========================================================================================================
Ratio of net expenses to average net assets                       1.95%(D)      1.95%          1.94%(D)
Ratio of gross expenses to average net assets                     2.27%(D)      3.08%          5.31%(D)
Ratio of net investment income to average net assets              1.98%(D)      2.80%          3.93%(D)
Portfolio turnover rate                                             16%(D)        30%           181%(D)

(A) Represents the period from commencement of operations (December 3, 2007) through September 30, 2008.
(B) Total returns shown exclude the effect of applicable sales loads.
(C) Not annualized.
(D) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

PREMIUM YIELD EQUITY FUND -- CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS
                                                               ENDED         YEAR           PERIOD
                                                             MARCH 31,       ENDED          ENDED
                                                               2010        SEPT. 30,      SEPT. 30,
                                                            (UNAUDITED)       2009         2008(A)
--------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       $    5.92     $    7.55      $    8.30
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                           0.10          0.22           0.04
  Net realized and unrealized gains (losses) on investments       0.54         (1.62)         (0.73)
--------------------------------------------------------------------------------------------------------
Total from investment operations                                  0.64         (1.40)         (0.69)
--------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                           (0.09)        (0.23)         (0.05)
  Distributions from return of capital                              --            --          (0.01)
--------------------------------------------------------------------------------------------------------
Total distributions                                              (0.09)        (0.23)         (0.06)
--------------------------------------------------------------------------------------------------------
Net asset value at end of period                             $    6.47     $    5.92      $    7.55
========================================================================================================
Total return                                                     10.91%(B)    (18.22%)        (8.37%)(B)
========================================================================================================
Net assets at end of period (000s)                           $   7,515     $     551      $       2
========================================================================================================
Ratio of net expenses to average net assets                       0.95%(C)      0.95%          0.90%(C)
Ratio of gross expenses to average net assets                     1.40%(C)     13.70%        453.70%(C)
Ratio of net investment income to average net assets              3.06%(C)      2.97%          3.16%(C)
Portfolio turnover rate                                             16%(C)        30%           181%(C)

(A) Represents the period from commencement of operations (August 12, 2008) through September 30, 2008.
(B) Not annualized.
(C) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

SANDS CAPITAL SELECT GROWTH FUND -- CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED
                                      MARCH 31,                                   YEAR ENDED SEPTEMBER 30,
                                        2010              --------------------------------------------------------------------------
                                     (UNAUDITED)            2009            2008             2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of
  period                              $    7.34           $    6.86       $    9.15        $    7.60      $    7.81      $    6.80
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment loss                     (0.02)              (0.03)          (0.06)           (0.05)         (0.06)         (0.06)
  Net realized and unrealized gains
    (losses) on investments                1.04                0.51           (2.23)            1.60          (0.15)          1.07
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           1.02                0.48           (2.29)            1.55          (0.21)          1.01
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period      $    8.36           $    7.34       $    6.86        $    9.15      $    7.60      $    7.81
====================================================================================================================================
Total return                              13.90%(A)            7.00%         (25.03%)          20.39%         (2.69%)        14.85%
====================================================================================================================================
Net assets at end of period (000s)    $  96,079           $  82,918       $ 130,920        $ 213,672      $ 182,001      $  81,976
====================================================================================================================================
Ratio of net expenses to average
  net assets                               1.20%(B)            0.98%           1.16%            1.03%          1.10%          1.11%
Ratio of gross expenses to average
  net assets                               1.27%(B)            1.05%           1.19%            1.03%          1.23%          1.19%
Ratio of net investment loss to
  average net assets                      (0.39%)(B)          (0.48%)         (0.59%)          (0.67%)        (0.74%)        (0.62%)
Portfolio turnover rate                       9%(B)              50%             39%              24%            24%            24%

(A) Not annualized.
(B) Annualized.

SANDS CAPITAL SELECT GROWTH FUND -- CLASS Z

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED
                                      MARCH 31,                                   YEAR ENDED SEPTEMBER 30,
                                        2010              --------------------------------------------------------------------------
                                     (UNAUDITED)            2009            2008             2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of
  period                              $    7.24           $    6.79       $    9.08        $    7.57      $    7.80      $    6.80
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment loss                     (0.02)              (0.04)          (0.06)           (0.09)         (0.05)         (0.03)
  Net realized and unrealized gains
    (losses) on investments                1.03                0.49           (2.23)            1.60          (0.18)          1.03
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           1.01                0.45           (2.29)            1.51          (0.23)          1.00
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period      $    8.25           $    7.24       $    6.79        $    9.08      $    7.57      $    7.80
====================================================================================================================================
Total return                              13.95%(A)            6.63%         (25.22%)          19.95%         (2.95%)        14.71%
====================================================================================================================================
Net assets at end of period (000s)    $ 442,948           $ 333,200       $ 363,955        $ 380,025      $ 365,390      $ 162,999
====================================================================================================================================
Ratio of net expenses to average net
  assets                                   1.45%(B)            1.23%           1.41%            1.29%          1.35%          1.36%
Ratio of gross expenses to average
  net assets                               1.52%(B)            1.32%           1.43%            1.35%          1.48%          1.44%
Ratio of net investment loss to
  average net assets                      (0.65%)(B)          (0.74%)         (0.85%)          (0.92%)        (0.99%)        (0.84%)
Portfolio turnover rate                       9%(B)              50%             39%              24%            24%            24%

(A) Not annualized.
(B) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

SHORT DURATION FIXED INCOME FUND -- CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED        PERIOD
                                                       MARCH 31,       ENDED
                                                         2010        SEPT. 30,
                                                      (UNAUDITED)     2009(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period                 $  9.95       $  9.79
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.16          0.13
  Net realized and unrealized gains on investments        0.00(B)       0.16
--------------------------------------------------------------------------------
Total from investment operations                          0.16          0.29
--------------------------------------------------------------------------------
Dividends from net investment income                     (0.17)        (0.13)
--------------------------------------------------------------------------------
Net asset value at end of period                       $  9.94       $  9.95
================================================================================
Total return                                              1.65%(C)      3.02%(C)
================================================================================
Net assets at end of period (000's)                    $   596       $   592
================================================================================
Ratio of net expenses to average net assets               0.49%(D)      0.48%(D)
Ratio of gross expenses to average net assets             3.86%(D)      1.49%(D)
Ratio of net investment income to average net assets      3.34%(D)      3.03%(D)
Portfolio turnover rate                                     20%(D)        79%

(A) Represents the period from commencement of operations (May 4, 2009) through September 30, 2009.
(B) Amount rounds to less than $0.01 per share.
(C) Not annualized.
(D) Annualized.

SHORT DURATION FIXED INCOME FUND -- CLASS Z

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED
                                      MARCH 31,                                   YEAR ENDED SEPTEMBER 30,
                                        2010              --------------------------------------------------------------------------
                                     (UNAUDITED)            2009            2008             2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of
  period                              $    9.94           $    9.59       $    9.81        $    9.76      $    9.87      $   10.04
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                    0.15                0.32            0.45             0.45           0.38           0.31
  Net realized and unrealized gains
    (losses) on investments                0.01                0.35           (0.22)            0.05          (0.07)         (0.10)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           0.16                0.67            0.23             0.50           0.31           0.21
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income      (0.16)              (0.32)          (0.45)           (0.45)         (0.42)         (0.38)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period      $    9.94           $    9.94       $    9.59        $    9.81      $    9.76      $    9.87
====================================================================================================================================
Total return                               1.63%(A)            7.13%           2.36%            5.19%          3.23%          2.12%
====================================================================================================================================
Net assets at end of period (000's)   $  41,574           $  43,749       $  46,989        $  59,192      $  76,090      $ 112,833
====================================================================================================================================
Ratio of net expenses to average net
  assets                                   0.74%(B)            0.74%           0.74%            0.74%          0.72%          0.61%
Ratio of gross expenses to average
  net assets                               1.00%(B)            0.96%           0.94%            0.82%          0.74%          0.66%
Ratio of net investment income to
  average net assets                       3.06%(B)            3.24%           4.60%            4.62%          3.97%          3.18%
Portfolio turnover rate                      20%(B)              79%             25%              21%            10%            46%

(A) Not annualized.
(B) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

SMALL CAP CORE FUND -- CLASS A

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                  MARCH 31,
                                                                   2010(A)
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $     10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.01
  Net realized and unrealized gains on investments                      1.44
--------------------------------------------------------------------------------
Total from investment operations                                        1.45
--------------------------------------------------------------------------------
Net asset value at end of period                                 $     11.45
================================================================================
Total return (B)                                                       14.50%(C)
================================================================================
Net assets at end of period (000s)                               $    37,825
================================================================================
Ratio of net expenses to average net assets                             1.34%(D)
Ratio of gross expenses to average net assets                           1.43%(D)
Ratio of net investment income to average net assets                    0.83%(D)
Portfolio turnover rate                                                    5%(D)

(A) The Fund commenced operations on September 30, 2009.
(B) Total returns shown exclude the effect of applicable sales loads.
(C) Not annualized.
(D) Annualized.

SMALL CAP CORE FUND -- CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                 SIX MONTHS
                                                                   ENDED
                                                                 MARCH 31,
                                                                  2010(A)
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                          $     10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.00(B)
  Net realized and unrealized gains on investments                     1.42
--------------------------------------------------------------------------------
Total from investment operations                                       1.42
--------------------------------------------------------------------------------
Net asset value at end of period                                $     11.42
================================================================================
Total return (C)                                                      14.20%(D)
================================================================================
Net assets at end of period (000s)                              $     2,270
================================================================================
Ratio of net expenses to average net assets                            2.09%(E)
Ratio of gross expenses to average net assets                          2.45%(E)
Ratio of net investment loss to average net assets                    (0.22%)(E)
Portfolio turnover rate                                                   5%(E)

(A) The Fund commenced operations on September 30, 2009.
(B) Amount rounds to less than $0.01 per share.
(C) Total returns shown exclude the effect of applicable sales loads.
(D) Not annualized.
(E) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

SMALL CAP CORE FUND -- CLASS Y

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                  MARCH 31,
                                                                   2010(A)
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $     10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.02
  Net realized and unrealized gains on investments                      1.46
--------------------------------------------------------------------------------
Total from investment operations                                        1.48
--------------------------------------------------------------------------------
Net asset value at end of period                                 $     11.48
================================================================================
Total return                                                           14.80%(B)
================================================================================
Net assets at end of period (000s)                               $    19,608
================================================================================
Ratio of net expenses to average net assets                             1.09%(C)
Ratio of gross expenses to average net assets                           1.23%(C)
Ratio of net investment income to average net assets                    0.85%(C)
Portfolio turnover rate                                                    5%(C)

(A) The Fund commenced operations on September 30, 2009.
(B) Not annualized.
(C) Annualized.

SMALL CAP CORE FUND -- INSTITUTIONAL CLASS

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                  MARCH 31,
                                                                   2010(A)
                                                                 (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period                           $     10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                 0.03
  Net realized and unrealized gains on investments                      1.45
--------------------------------------------------------------------------------
Total from investment operations                                        1.48
--------------------------------------------------------------------------------
Less distributions from net investment income                          (0.02)
--------------------------------------------------------------------------------
Net asset value at end of period                                 $     11.46
================================================================================
Total return                                                           14.84%(B)
================================================================================
Net assets at end of period (000s)                               $     7,647
================================================================================
Ratio of net expenses to average net assets                             0.94%(C)
Ratio of gross expenses to average net assets                           1.40%(C)
Ratio of net investment income to average net assets                    0.76%(C)
Portfolio turnover rate                                                    5%(C)

(A) The Fund commenced operations on September 30, 2009.
(B) Not annualized.
(C) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

SMALL CAP VALUE OPPORTUNITIES FUND -- CLASS Z

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED
                                      MARCH 31,                                   YEAR ENDED SEPTEMBER 30,
                                        2010              --------------------------------------------------------------------------
                                     (UNAUDITED)            2009            2008             2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of
  period                              $   13.26           $   15.45       $   20.48        $   18.94      $   18.35      $   16.21
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income (loss)            (0.00)(A)            0.02           (0.00)(A)        (0.02)         (0.08)          0.02
  Net realized and unrealized gains
    (losses) on investments                1.50               (2.17)          (3.22)            2.05           0.96           3.76
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           1.50               (2.15)          (3.22)            2.03           0.88           3.78
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment
    income                                   --               (0.02)          (0.02)              --          (0.02)            --
  Distributions from net realized
    gains                                    --               (0.02)          (1.79)           (0.49)         (0.27)         (1.64)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                          --               (0.04)          (1.81)           (0.49)         (0.29)         (1.64)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period      $   14.76           $   13.26       $   15.45        $   20.48      $   18.94      $   18.35
====================================================================================================================================
Total return                              11.31(C)           (13.90%)        (16.81%)          10.77%          4.84%         24.32%
====================================================================================================================================
Net assets at end of period (000s)    $  76,823           $  84,046       $ 132,113        $ 204,027      $ 249,431      $  74,235
====================================================================================================================================
Ratio of net expenses to average net
  assets                                   1.50%(D)            1.50%           1.50%            1.58%          1.63%(B)       1.46%
Ratio of gross expenses to average
  net assets                               1.80%(D)            1.72%           1.74%            1.71%          1.65%          2.04%
Ratio of net investment income
  (loss) to average net assets            (0.04%)(D)           0.20%          (0.03%)          (0.01%)        (0.43%)         0.29%
Portfolio turnover rate                   79.93%(D)             215%            222%             127%            99%           193%

(A) Amount rounds to less than $.0.01 per share.
(B) The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.62%.
(C) Not annualized.
(D) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

ULTRA SHORT DURATION FIXED INCOME FUND -- CLASS Z

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED
                                      MARCH 31,                                   YEAR ENDED SEPTEMBER 30,
                                        2010              --------------------------------------------------------------------------
                                     (UNAUDITED)            2009            2008             2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of
  period                              $    9.66           $    9.74       $   10.08        $   10.06      $   10.08      $   10.12
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                    0.10                0.32            0.47             0.53           0.44           0.30
  Net realized and unrealized gains
    (losses) on investments                0.06               (0.07)          (0.34)            0.01          (0.02)         (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           0.16                0.25            0.13             0.54           0.42           0.27
------------------------------------------------------------------------------------------------------------------------------------
Less distributions from net
  investment income                       (0.12)              (0.33)          (0.47)           (0.52)         (0.44)         (0.31)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period      $    9.70           $    9.66       $    9.74        $   10.08      $   10.06      $   10.08
====================================================================================================================================
Total return                               1.66%(A)            2.60%           1.26%            5.48%          4.28%          2.67%
====================================================================================================================================
Net assets at end of period (000's)   $ 143,556           $ 108,552       $ 143,837        $ 146,045      $ 173,716      $ 305,222
====================================================================================================================================
Ratio of net expenses to average net
  assets                                   0.69%(B)            0.69%           0.69%            0.69%          0.69%          0.59%
Ratio of gross expenses to average
  net assets                               0.84%(B)            0.85%           0.82%            0.75%          0.69%          0.62%
Ratio of net investment income to
  average net assets                       2.03%(B)            3.41%           4.72%            5.25%          4.30%          2.93%
Portfolio turnover rate                      56%(B)              15%             56%              26%            38%            68%

(A) Not annualized.
(B) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
March 31, 2010 (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION

The Touchstone Funds Group Trust (the Trust), is registered under the Investment Company Act of 1940, as amended, (the Act), as an open-end management investment company. The Trust consists of the following twenty mutual funds, individually, a Fund, and collectively, the Funds:

Touchstone Capital Appreciation Fund
Touchstone Core Plus Fixed Income Fund
Touchstone Emerging Markets Equity Fund
Touchstone Focused Equity Fund
Touchstone Global Equity Fund
Touchstone Global Real Estate Fund
Touchstone Healthcare and Biotechnology Fund
Touchstone Intermediate Fixed Income Fund
Touchstone International Fixed Income
Touchstone International Growth Fund
Touchstone Large Cap Relative Value Fund
Touchstone Market Neutral Equity Fund
Touchstone Mid Cap Fund
Touchstone Mid Cap Value Fund
Touchstone Premium Yield Equity Fund
Touchstone Sands Capital Select Growth Fund
Touchstone Short Duration Fixed Income Fund
Touchstone Small Cap Core Fund
Touchstone Small Cap Value Opportunities Fund
Touchstone Ultra Short Duration Fixed Income Fund

Each Fund is registered as a diversified portfolio of the Trust with the exception of the Focused Equity Fund, Global Real Estate Fund, Healthcare and Biotechnology Fund, International Fixed Income Fund, International Growth Fund, Sands Capital Select Growth Fund and Small Cap Core Fund.

The Funds are registered to offer different classes of shares: Class A shares, Class C shares, Class Y shares, Class Z shares, and Institutional Class shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

Effective December 18, 2009, the Touchstone Long/Short Equity Fund changed its name to the Touchstone Market Neutral Equity Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

SECURITY VALUATION -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the advisor or sub-advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator or sub-administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Advisor, the Sub-Administrator notifies the Advisor or Sub-Advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided.

The Funds have adopted FASB ASC 820 "Fair Value Measurements". This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2010, for each Fund's investments, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration. The Funds did not hold any Level 3 categorized securities during the six months ended or at March 31, 2010.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

FORWARD FOREIGN CURRENCY CONTRACTS -- A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the fund's total return, and the potential for losses in excess of the fund's initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended March 31, 2010 the Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

NEW ACCOUNTING PRONOUNCEMENTS -- In January 2010, the Financial Accounting Standards Board ("FASB") issued new guidance as an amendment to fair value measurements and disclosures. The new guidance adds new requirements for disclosure about transfers into and out of level 1 and level 2 fair value measurements and separate disclosures about purchases, sales, issuances, and settlements relating to level 3 measurements. The guidance also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in level 2 and level 3 fair value measurements. The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, except for Level 3 reconciliation disclosures which are effective for interim and annual periods beginning after December 15, 2010. The Funds do not expect the implications of this guidance to have a material impact on its financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES:

The following table sets forth the fair value of the Trust's derivative contracts by primary risk exposure as of March 31, 2010:

                                      FAIR VALUE OF DERIVATIVE INVESTMENTS
                                               AS OF MARCH 31, 2010
----------------------------------------------------------------------------------------------------------------
                          ASSET DERIVATIVES                                  LIABILITIES DERIVATIVES
----------------------------------------------------------------------------------------------------------------
 DERIVATIVES NOT
  ACCOUNTED FOR    STATEMENT OF                                   STATEMENT OF
    AS HEDGING      ASSETS AND                                     ASSETS AND
INSTRUMENTS UNDER  LIABILITIES                       UNREALIZED    LIABILITIES                       UNREALIZED
     ASC 815        LOCATION           FUND         APPRECIATION    LOCATION          FUND          DEPRECIATION
----------------------------------------------------------------------------------------------------------------
                   Unrealized                                      Unrealized
                  appreciation                                    depreciation
                   on foreign     Core PLUS Fixed                  on foreign    Core PLUS Fixed
Forward foreign     currency        Income Fund       $  8,410      currency        Income Fund        $14,562
currency exchange   exchange    International Fixed                 exchange    International Fixed
   contracts        contracts       Income Fund       $102,048      contracts       Income Fund        $ 1,040

                     THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS
                                     FOR THE PERIOD ENDED MARCH 31, 2010
----------------------------------------------------------------------------------------------------------------
 DERIVATIVES NOT                                                                                     CHANGE IN
  ACCOUNTED FOR          LOCATION OF GAIN OR                                                        UNREALIZED
    AS HEDGING          (LOSS) ON DERIVATIVES                                REALIZED              APPRECIATION
INSTRUMENTS UNDER         ON THE STATEMENTS                               GAIN OR (LOSS)          (DEPRECIATION)
     ASC 815                OF OPERATIONS                   FUND          ON DERIVATIVES          ON DERIVATIVES
----------------------------------------------------------------------------------------------------------------
                     Net realized gains (losses)
                       from foreign currency
                      transactions, Net change        Core PLUS Fixed
 Forward foreign     in unrealized appreciation          Income Fund         $  3,209                 $ (6,152)
currency exchange    (depreciation) on foreign      International Fixed
    contracts          currency transactions             Income Fund         $320,892                 $101,008

PORTFOLIO SECURITIES LOANED -- Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian in an amount at least equal to the market value of the loaned securities. The cash collateral is reinvested by the Funds' custodian into an approval investment vehicles. As of March 31, 2010, the following Funds loaned securities and received collateral as follows:

                                             FAIR VALUE OF          VALUE OF
                                              SECURITIES           COLLATERAL
                                                LOANED              RECEIVED
--------------------------------------------------------------------------------
Healthcare and Biotechnology Fund          $       4,206,975   $       4,347,725
International Growth Fund                  $       9,820,531   $      10,052,687
Mid Cap Fund                               $      33,717,033   $      34,657,844
Sands Capital Select Growth Fund           $       5,176,572   $       5,289,928
Small Cap Value Opportunities Fund         $      14,433,930   $      14,865,099

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

DELAYED DELIVERY TRANSACTIONS -- The Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Funds have sold a security on a delayed delivery basis, the Funds do not participate in future gains and losses with respect to the security.

REPURCHASE AGREEMENTS -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market value. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying collateral securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

SHARE VALUATION -- The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price). The maximum offering price per share of Class C, Class Y, Class Z, and Institutional Class shares of the Funds is equal to the net asset value per share.

The redemption price per share of each class of shares of the Funds is equal to the net asset value per share. However, Class C shares of the Funds are subject to a contingent deferred sales load of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

INVESTMENT INCOME -- Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS -- The Capital Appreciation Fund, Emerging Markets Equity Fund, Focused Equity Fund, Global Equity Fund, Healthcare and Biotechnology Fund, International Growth Fund, Market Neutral Equity Fund, Mid Cap Fund, Small Cap Core Fund and Small Cap Value Opportunities Fund declare and distribute net investment income, if any, annually, as a dividend to shareholders. The Global Real Estate Fund, Large Cap Relative Value Fund, Mid Cap Value Fund and Sands Capital Select Growth Fund declare and distribute net investment income, if any, quarterly, as a dividend to shareholders. The Core Plus Fixed Income Fund, International Fixed Income Fund and Premium Yield Equity Fund declare and distribute net investment income, if any, monthly as a dividend to shareholders. The Intermediate Fixed Income Fund, Short Duration Fixed Income Fund, and Ultra Short Duration Fixed Income Fund declare net investment income daily and distribute it monthly, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

ALLOCATIONS -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the period ended March 31, 2010:

                                                         CAPITAL
                                                       APPRECIATION          CORE PLUS FIXED         EMERGING MARKETS
                                                           FUND                 INCOME FUND            EQUITY FUND
----------------------------------------------------------------------------------------------------------------------
Purchases of investment securities                   $       5,081,823       $      11,498,509      $      14,955,349
----------------------------------------------------------------------------------------------------------------------
Proceeds from sales and maturities                   $         485,844       $       1,596,285      $         437,610
----------------------------------------------------------------------------------------------------------------------

                                                      FOCUSED EQUITY          GLOBAL EQUITY         GLOBAL REAL ESTATE
                                                           FUND*                   FUND                    FUND
----------------------------------------------------------------------------------------------------------------------
Purchases of investment securities                   $       2,161,284       $       4,233,933      $       4,996,974
----------------------------------------------------------------------------------------------------------------------
Proceeds from sales and maturities                   $         130,630       $       1,125,933      $       1,150,819
----------------------------------------------------------------------------------------------------------------------

                                                      HEALTHCARE AND           INTERMEDIATE
                                                      BIOTECHNOLOGY            FIXED INCOME         INTERNATIONAL FIXED
                                                           FUND                    FUND                    INCOME
----------------------------------------------------------------------------------------------------------------------
Purchases of investment securities                   $      28,642,997       $      10,246,828      $      14,284,508
----------------------------------------------------------------------------------------------------------------------
Proceeds from sales and maturities                   $      37,379,110       $       8,499,572      $       7,899,968
----------------------------------------------------------------------------------------------------------------------

                                                      INTERNATIONAL             LARGE CAP
                                                          GROWTH              RELATIVE VALUE          MARKET NEUTRAL
                                                           FUND                    FUND                EQUITY FUND
----------------------------------------------------------------------------------------------------------------------
Purchases of investment securities                   $       9,348,142       $       3,392,702
----------------------------------------------------------------------------------------------------------------------
Proceeds from sales and maturities                   $      11,664,764       $          44,163
----------------------------------------------------------------------------------------------------------------------

                                                                                                        PREMIUM
                                                         MID CAP              MID CAP VALUE           YIELD EQUITY
                                                           FUND                    FUND                    FUND
----------------------------------------------------------------------------------------------------------------------
Purchases of investment securities                   $     106,286,242       $       4,150,746      $      12,518,431
----------------------------------------------------------------------------------------------------------------------
Proceeds from sales and maturities                   $     150,383,194       $         960,183      $       4,336,303
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                      SANDS CAPITAL           SHORT DURATION
                                                          SELECT                  FIXED
                                                          GROWTH                  INCOME             SMALL CAP CORE
                                                           FUND                    FUND                   FUND
----------------------------------------------------------------------------------------------------------------------
Purchases of investment securities                   $      99,816,481       $       7,194,687      $      62,828,851
----------------------------------------------------------------------------------------------------------------------
Proceeds from sales and maturities                   $      43,987,283       $       2,765,863      $       1,234,882
----------------------------------------------------------------------------------------------------------------------

                                                                                SMALL CAP                ULTRA
                                                                                  VALUE              SHORT DURATION
                                                                              OPPORTUNITIES           FIXED INCOME
                                                                                   FUND                  FUND
----------------------------------------------------------------------------------------------------------------------
Purchases of investment securities                                           $      60,101,421     $       20,369,966
----------------------------------------------------------------------------------------------------------------------
Proceeds from sales and maturities                                           $      77,468,321     $       16,130,271
----------------------------------------------------------------------------------------------------------------------

* Represents the period from commencement of operations (December 31, 2009) through March 31, 2010

4. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or JPMorgan Chase Bank, N.A. ("JPMorgan" and the Sub-Administrator and Transfer Agent to the Funds). The Advisor and Underwriter are each wholly owned, indirect subsidiaries of The Western and Southern Life Insurance Company (Western-Southern).

As of March 31, 2010, the following Funds were owned by Western-Southern and subsidiaries:

Capital Appreciation Fund                                                  60.4%
--------------------------------------------------------------------------------
Global Equity Fund                                                         88.3%
--------------------------------------------------------------------------------
Global Real Estate Fund                                                    77.5%
--------------------------------------------------------------------------------
International Fixed Income Fund                                            98.3%
--------------------------------------------------------------------------------
International Growth Fund                                                  54.4%
--------------------------------------------------------------------------------
Large Cap Relative Value Fund                                              85.8%
--------------------------------------------------------------------------------
Market Neutral Equity Fund                                                 95.8%
--------------------------------------------------------------------------------
Mid Cap Value Fund                                                         93.0%
--------------------------------------------------------------------------------
Premium Yield Equity Fund                                                  51.5%
--------------------------------------------------------------------------------

MANAGEMENT & EXPENSE LIMITATIONS AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as shown in the table below.

Capital Appreciation Fund                        0.75% on the first $25 million
                                                 0.70% on assets greater than $25 million to $250 million
                                                 0.65% of such assets in excess of $250 million
-----------------------------------------------------------------------------------------------------------
Core Plus Fixed Income Fund                      0.45% on the first $100 million
                                                 0.425% on assets greater than $100 million to $250 million
                                                 0.40% of such assets in excess of $250 million
-----------------------------------------------------------------------------------------------------------
Emerging Markets Equity Fund                     1.10% on the first $200 million
                                                 1.05% on assets greater than $200 million to $400 million
                                                 0.95% of such assets in excess of $400 million
-----------------------------------------------------------------------------------------------------------
Focused Equity Fund                              0.70% on the first $100 million
                                                 0.65% on assets greater than $100 million to $500 million
                                                 0.60% of such assets in excess of $500 million
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

Global Equity Fund                               0.85% on the first $50 million
                                                 0.80% on assets greater than $50 million to $500 million
                                                 0.75% of such assets in excess of $500 million
-----------------------------------------------------------------------------------------------------------
Global Real Estate Fund                          0.80%
-----------------------------------------------------------------------------------------------------------
Healthcare and Biotechnology Fund                1.00%
-----------------------------------------------------------------------------------------------------------
Intermediate Fixed Income Fund                   0.40%
-----------------------------------------------------------------------------------------------------------
International Fixed Income Fund                  0.55% on the first $100 million
                                                 0.50% on assets greater than $100 million to $250 million
                                                 0.45% of such assets in excess of $250 million
-----------------------------------------------------------------------------------------------------------
International Growth Fund                        0.90%
-----------------------------------------------------------------------------------------------------------
Large Cap Relative Value Fund                    0.70% on the first $100 million
                                                 0.65% of such assets in excess of $100 million
-----------------------------------------------------------------------------------------------------------
Market Neutral Equity Fund                       1.30%
-----------------------------------------------------------------------------------------------------------
Mid Cap Fund                                     0.80%
-----------------------------------------------------------------------------------------------------------
Mid Cap Value Fund                               0.85% on the first $100 million
                                                 0.80% on assets greater than $100 million to $400 million
                                                 0.75% of such assets in excess of $400 million
-----------------------------------------------------------------------------------------------------------
Premium Yield Equity Fund                        0.70% on the first $100 million
                                                 0.65% of such assets in excess of $100 million
-----------------------------------------------------------------------------------------------------------
Sands Capital Select Growth Fund                 0.85%
-----------------------------------------------------------------------------------------------------------
Short Duration Fixed Income Fund                 0.25%
-----------------------------------------------------------------------------------------------------------
Small Cap Core Fund                              0.85
-----------------------------------------------------------------------------------------------------------
Small Cap Value Opportunities Fund               0.95%
-----------------------------------------------------------------------------------------------------------
Ultra Short Duration Fixed Income Fund           0.25%
-----------------------------------------------------------------------------------------------------------

The Advisor entered into an Expense Limitation Agreement to contractually limit operating expenses of the Funds. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Funds as follows through January 27, 2011:

                                           CLASS A           CLASS C           CLASS Y            CLASS Z        INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                   1.19%             1.94%             0.94%                 --                0.79%
Core Plus Fixed Income Fund                 0.95%             1.70%             0.70%                 --                0.50%
Emerging Markets Equity Fund                1.74%             2.49%             1.49%                 --                1.34%
Focused Equity Fund                         1.20%             1.95%             0.95%                 --                0.80%
Global Equity Fund                          1.34%             2.09%             1.09%                 --                0.94%
Global Real Estate Fund                     1.39%             2.14%             1.14%                 --                0.99%
Healthcare and Biotechnology Fund           1.55%             2.30%               --                  --                  --
Intermediate Fixed Income Fund                --                --                --                  --                0.40%
International Fixed Income Fund             1.09%             1.84%             0.84%                 --                0.69%
International Growth Fund                   1.35%             2.10%             1.10%                 --                  --
Large Cap Relative Value Fund               1.19%             1.94%             0.94%                 --                0.79%
Mid Cap Fund                                1.21%             1.96%             0.96%               1.21%                 --
Mid Cap Value Fund                          1.29%             2.04%             1.04%                 --                0.89%
Premium Yield Equity Fund                   1.20%             1.95%             0.95%                 --                  --
Short Duration Fixed Income Fund              --                --              0.49%               0.74%                 --
Small Cap Core Fund                         1.34%             2.09%             1.09%                 --                0.94%
Small Cap Value Opportunities Fund            --                --                --                1.50%                 --
Ultra Short Duration Fixed Income Fund        --                --                --                0.69%                 --

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

For Market Neutral Equity Fund, effective April 1, 2010, the Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations to 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class Y shares. These expense limitations will remain in effect until April 1, 2011. Prior to April 1, 2010, the expense limitations were 1.75% for Class A shares, 2.50% for Class C and 1.50% for Class Y.

The Advisor has agreed to limit certain Funds other operating expenses ("Other Expenses") to the following levels. These expense limitations will remain in effect until at least January 27, 2011.

                                                     CLASS Y             CLASS Z
--------------------------------------------------------------------------------
Sands Capital Select Growth Fund                      0.25%               0.25%
--------------------------------------------------------------------------------

In addition to the base advisory fee shown above, for the Sands Capital Select Growth Fund, a performance fee adjustment will be added to or subtracted from the base advisory fee depending on the performance of the Fund in relation to the investment performance of the Fund's benchmark index, for the preceding twelve month period, as follows:

                                      BASE      ANNUAL
                                    ADVISORY  ADJUSTMENT     BENCHMARK     BENCHMARK
                                      FEES       RATE          INDEX       THRESHOLD
------------------------------------------------------------------------------------
                                                           Russell 1000
Sands Capital Select Growth Fund      0.85%    +/-0.15%    Growth Index    +/-2.50%

For the six months ended March 31, 2010, the Advisor's base fee was decreased by $282,266 as a result of the performance fee adjustment.

During the period ended March 31, 2010, the Advisor waived investment advisory fees, administration fees and/or reimbursed expenses of the Funds as follows:

                                           INVESTMENT                           OTHER OPERATING
                                           ADVISORY         ADMINISTRATION         EXPENSES
                                          FEES WAIVED         FEES WAIVED         REIMBURSED
-----------------------------------------------------------------------------------------------
Capital Appreciation Fund               $        16,359     $         4,362     $         3,921
Core Plus Fixed Income Fund             $        15,689     $         6,973     $        10,310
Emerging Markets Equity Fund            $         8,040     $         8,878     $         6,198
Focused Equity Fund*                    $         3,153     $           901     $        10,578
Global Equity Fund                      $        13,462     $         3,167     $        14,205
Global Real Estate Fund                 $        12,523     $         3,131     $         8,320
Healthcare and Biotechnology Fund       $        11,753     $        33,110     $        53,634
Intermediate Fixed Income Fund          $        51,114     $       106,056     $            --
International Fixed Income Fund         $        19,371     $         7,044     $         5,613
International Growth Fund               $            --     $        36,408     $        16,861
Large Cap Relative Value Fund           $        11,896     $         3,399     $         7,081
Market Neutral Equity Fund              $        13,386     $        10,091     $         1,191
Mid Cap Fund                            $            --     $       140,201     $            --
Mid Cap Value Fund                      $        13,890     $         3,268     $         6,714
Premium Yield Equity Fund               $            --     $        28,091     $         5,757
Sands Capital Select Growth Fund        $            --     $       171,321     $            --
Short Duration Fixed Income Fund        $        22,805     $        43,315     $            --
Small Cap Core Fund                     $            --     $        20,142     $         1,092
Small Cap Value Opportunities Fund      $        39,717     $        76,989     $            --
Ultra Short Duration Fixed Income Fund  $            --     $        92,270     $            --

* Represents the period from commencement of operations (December 31, 2009) through March 31, 2010.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The Advisor has entered into investment sub-advisory agreements with the following parties:

FARR, MILLER & WASHINGTON LLC              FORT WASHINGTON INVESTMENT ADVISORS, INC.
Capital Appreciation Fund                  Focused Equity Fund
                                           Ultra Short Duration Fixed Income Fund
AGF INVESTMENTS AMERICA INC.
Emerging Markets Equity Fund               BRADFORD & MARZEC LLC
                                           Core Plus Fixed Income Fund
BEDLAM ASSET MANAGEMENT PLC
Global Equity Fund                         CORNERSTONE REAL ESTATE ADVISERS LLC
                                           Global Real Estate Fund
TURNER INVESTMENT PARTNERS, INC.
Healthcare and Biotechnology Fund          JKMILNE ASSET MANAGEMENT
Mid Cap Fund                               Intermediate Fixed Income Fund
Small Cap Value Opportunities Fund
                                           NAVELLIER & ASSOCIATES, INC.
AUGUSTUS ASSET MANAGERS LTD.               International Growth Fund
International Fixed Income Fund
                                           EARNEST PARTNERS LLC
ARONSON + JOHNSON + ORITZ                  Large Cap Relative Value Fund
Market Neutral Equity Fund
                                           LEE MUNDER CAPITAL GROUP LLC
MILLER/HOWARD INVESTMENTS, INC.            Mid Cap Value Fund
Premium Yield Equity Fund
                                           SANDS CAPITAL MANAGEMENT, LLC
LONGFELLOW INVESTMENT MANAGEMENT COMPANY   Sands Capital Select Growth Fund
Short Duration Fixed Income Fund
                                           THE LONDON COMPANY
                                           Small Cap Core Fund


The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of the Trust, Touchstone Investment Trust (excluding Institutional Money Market Fund), Touchstone Strategic Trust, and Touchstone Tax-Free Trust up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

The Advisor has engaged JPMorgan as the Sub-Administrator to the Trust. JPMorgan provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and JPMorgan, JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

For the period ended March 31, 2010, the following Funds reimbursed the Advisor for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds. These amounts are included in transfer agent fees on the Statements of Operations:

                                                                     AMOUNT
--------------------------------------------------------------------------------
Capital Appreciation Fund                                       $             42
Emerging Markets Equity Fund                                    $             48
Focused Equity Fund*                                            $              8
Healthcare and Biotechnology Fund                               $         21,788
Intermediate Fixed Income Fund                                  $            503
International Growth Fund                                       $          1,355
Mid Cap Fund                                                    $          4,539
Premium Yield Equity Fund                                       $            968
Sands Capital Select Growth Fund                                $         82,580
Short Duration Fixed Income Fund                                $         15,048
Small Cap Core Fund                                             $             12
Small Cap Value Opportunities Fund                              $         42,384
Ultra Short Duration Fixed Income Fund                          $         38,395

* Represents the period from commencement of operations (December 31, 2009) through March 31, 2010.

PLANS OF DISTRIBUTION

The Trust has adopted a Distribution and Shareholder Services Plan for Class A shares of the Capital Appreciation Fund, Core Plus Fixed Income Fund, Emerging Markets Equity Fund, Focused Equity Fund, Global Equity Fund, Global Real Estate Fund, Healthcare and Biotechnology Fund, International Fixed Income Fund, International Growth Fund, Large Cap Relative Value Fund, Market Neutral Equity Fund, Mid Cap Fund, Mid Cap Value Fund, Premium Yield Equity Fund, and Small Cap Core Fund (Class A Plan) under which each Fund may directly or indirectly bear expenses relating to the distribution of Class A shares of the Trust and for providing shareholder services to Class A shares. The Fund will incur and/or reimburse expenses for distribution and shareholder service of Class A shares at an annual rate not to exceed 0.25% of the average daily net assets of Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan for Class C shares of the Capital Appreciation Fund, Core Plus Fixed Income Fund, Emerging Markets Equity Fund, Focused Equity Fund, Global Equity Fund, Global Real Estate Fund, Healthcare and Biotechnology Fund, International Fixed Income Fund, International Growth Fund, Large Cap Relative Value Fund, Market Neutral Equity Fund, Mid Cap Fund, Mid Cap Value Fund, Premium Yield Equity Fund, and Small Cap Core Fund (Class C Plan) under which each Fund may directly or indirectly bear expenses relating to the distribution of Class C shares of the Trust and for providing shareholder services to Class C shares. The Fund will incur and/or reimburse expenses for distribution and shareholder services of Class C shares at an annual rate not to exceed 1.00% and 0.25%, respectively, of the average daily net assets of Class C shares. The combination of these fees is not to exceed 1.00% of the average daily net assets of Class C shares.

The Trust has adopted a Shareholder Services Plan for Class Z shares of the Mid Cap Fund, Sands Capital Select Growth Fund, Short Duration Fixed Income Fund, Small Cap Value Opportunities Fund, and Ultra Short Duration Fixed Income Fund (Class Z Plan) under which each Fund may directly or indirectly bear expenses for providing shareholder services. The Fund will incur and/or reimburse expense for shareholder service of Class Z shares at an annual rate not to exceed 0.25% of the average daily net assets of Class Z shares.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of shares of the following Funds for the period ended March 31, 2010:

                                                                     AMOUNT
--------------------------------------------------------------------------------
Capital Appreciation Fund                                       $          1,300
Core Plus Fixed Income Fund                                     $          1,650
Emerging Markets Equity Fund                                    $          6,604
Focused Equity Fund                                             $          1,369
Global Equity Fund                                              $            281
Global Real Estate Fund                                         $            326
Healthcare and Biotechnology Fund                               $          2,378
International Fixed Income Fund                                 $            325
International Growth Fund                                       $            824
Large Cap Relative Value Fund                                   $            919
Market Neutral Equity Fund                                      $          1,759
Mid Cap Fund                                                    $             81
Mid Cap Value Fund                                              $            404
Premium Yield Equity Fund                                       $          2,265
Small Cap Core Fund                                             $         12,651

* Represents the period from commencement of operations (December 31, 2009) through March 31, 2010.

In addition, the Underwriter collected contingent deferred sales charges on the redemption of Class C shares of the following Funds for the six months ended March 31, 2010:

                                                                     AMOUNT
--------------------------------------------------------------------------------
Capital Appreciation Fund                                       $             25
Core Plus Fixed Income Fund                                     $             26
Emerging Markets Equity Fund                                    $            334
Global Equity Fund                                              $             25
Global Real Estate Fund                                         $             25
Healthcare and Biotechnology Fund                               $              3
International Fixed Income Fund                                 $             25
Large Cap Relative Value Fund                                   $             25
Market Neutral Equity Fund                                      $             25
Mid Cap Value Fund                                              $             25
Premium Yield Equity Fund                                       $            661
Small Cap Core Fund                                             $             25

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust and provides administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from each Fund.

AFFILIATED INVESTMENTS

Each Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

A summary of each Fund's investment, as applicable, in the Touchstone Institutional Money Market Fund for the period ended March 31, 2010, is as follows:

                                                              SHARE ACTIVITY
                                        -----------------------------------------------------------
                                           BALANCE                                       BALANCE                           VALUE
                                           09/30/09       PURCHASES       SALES          03/31/10        DIVIDENDS       03/31/10
------------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                           --      4,951,231     (4,516,989)       434,242   $         905   $      434,242
------------------------------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income Fund                         --     14,103,650    (12,614,623)     1,489,027   $       1,972   $    1,489,027
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity Fund                        --     14,444,633    (13,548,705)       895,928   $       1,366   $      895,928
------------------------------------------------------------------------------------------------------------------------------------
Focused Equity Fund*                                --      2,131,668     (2,056,835)        74,833   $          97   $       74,833
------------------------------------------------------------------------------------------------------------------------------------
Global Equity Fund                                  --      3,969,830     (3,856,469)       113,361   $         588   $      113,361
------------------------------------------------------------------------------------------------------------------------------------
Global Real Estate Fund                             --      4,663,187     (4,488,752)       174,435   $         295   $      174,435
------------------------------------------------------------------------------------------------------------------------------------
Healthcare and Biotechnology Fund                   --     15,405,538    (15,384,553)        20,985   $       1,413   $       20,985
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Fixed Income Fund               6,229,472     15,699,956    (19,690,718)     2,238,710   $       8,540   $    2,238,710
------------------------------------------------------------------------------------------------------------------------------------
International Fixed Income                          --      7,878,074     (7,280,257)       597,817   $       1,203   $      597,817
------------------------------------------------------------------------------------------------------------------------------------
International Growth Fund                    2,195,557      4,422,769     (6,332,795)       285,531   $       1,209   $      285,531
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Relative Value Fund                       --      3,453,576     (3,386,817)        66,759   $         415   $       66,759
------------------------------------------------------------------------------------------------------------------------------------
Market Neutral Equity Fund                          --     15,629,111    (15,155,479)       473,632   $       1,498   $      473,632
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Fund                                 1,005,405     45,534,843    (43,237,486)     3,302,762   $       3,334   $    3,302,762
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund                                  --      3,498,027     (3,455,073)        42,954   $         270   $       42,954
------------------------------------------------------------------------------------------------------------------------------------
Premium Yield Equity Fund                      399,062      8,286,459     (7,492,909)     1,192,612   $       2,427   $    1,192,612
------------------------------------------------------------------------------------------------------------------------------------
Sands Capital Select Growth Fund            19,564,025     86,524,085    (91,105,284)    14,982,826   $      16,791   $   14,982,826
------------------------------------------------------------------------------------------------------------------------------------
Short Duration Fixed Income Fund               403,523      8,402,851     (8,605,357)       201,017   $       1,027   $      201,017
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Core Fund                                 --     53,037,706    (37,768,501)    15,269,205   $       2,166   $   15,269,205
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Opportunities Fund             913,866     18,006,207    (17,005,414)     1,914,659   $       2,128   $    1,914,659
------------------------------------------------------------------------------------------------------------------------------------
Ultra Short Duration Fixed Income Fund       9,126,534     63,942,674    (69,564,895)     3,504,313   $      14,759   $    3,504,313
------------------------------------------------------------------------------------------------------------------------------------

* Represents the period from commencement of operations (December 31, 2009) through March 31, 2010.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

5. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

                                                                                EMERGING
                                                    CAPITAL       CORE PLUS      MARKETS         FOCUSED
                                                 APPRECIATION   FIXED INCOME      EQUITY         EQUITY
                                                     FUND           FUND           FUND          FUND(A)
-----------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS     SIX MONTHS     SIX MONTHS       PERIOD
                                                     ENDED          ENDED          ENDED          ENDED
                                                   MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                                     2010           2010           2010           2010
                                                  (UNAUDITED)    (UNAUDITED)    (UNAUDITED)    (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
CLASS A
Shares issued                                         174,304        256,636        262,419         18,651
Shares reinvested                                          --          1,084             --             --
Shares redeemed                                        (1,237)        (9,883)       (19,274)            --
-----------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                    173,067        247,837        243,145         18,651
Shares outstanding, beginning of period                    --             --             --             --
-----------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                     173,067        247,837        243,145         18,651
===========================================================================================================

CLASS C
Shares issued                                          25,343        138,270        185,504         10,249
Shares reinvested                                          --            685             --             --
Shares redeemed                                          (250)        (8,240)        (3,093)            --
-----------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                     25,093        130,715        182,411         10,249
Shares outstanding, beginning of period                    --             --             --             --
-----------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                      25,093        130,715        182,411         10,249
===========================================================================================================

CLASS Y
Shares issued                                          16,888         67,049        102,880         10,000
Shares reinvested                                          12            404             --             --
Shares redeemed                                        (4,490)       (10,850)        (9,682)            --
-----------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                     12,410         56,603         93,198         10,000
Shares outstanding, beginning of period                    --             --             --             --
-----------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                      12,410         56,603         93,198         10,000
===========================================================================================================

INSTITUTIONAL CLASS
Shares issued                                         270,250        972,266        962,579        166,432
Shares reinvested                                         708          6,506             --             --
Shares redeemed                                          (250)          (251)          (250)            --
-----------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                    270,708        978,521        962,329        166,432
Shares outstanding, beginning of period                    --             --             --             --
-----------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                     270,708        978,521        962,329        166,432
===========================================================================================================

(A) Represents the period from commencement of operations (December 31, 2009) through March 31, 2010.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                    GLOBAL         GLOBAL            HEALTHCARE AND
                                                    EQUITY       REAL ESTATE         BIOTECHNOLOGY
                                                     FUND           FUND                  FUND
----------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS     SIX MONTHS    SIX MONTHS
                                                     ENDED          ENDED          ENDED          YEAR
                                                   MARCH 31,      MARCH 31,      MARCH 31,        ENDED
                                                     2010           2010           2010         SEPT. 30,
                                                  (UNAUDITED)    (UNAUDITED)    (UNAUDITED)       2009
----------------------------------------------------------------------------------------------------------
CLASS A
Shares issued                                          48,845         96,422        193,507      1,168,902
Shares reinvested                                          --            146             --             --
Shares redeemed                                          (309)          (872)      (784,569)    (2,530,036)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding          48,536         95,696       (591,062)    (1,361,134)
Shares outstanding, beginning of period                    --             --      2,675,621      4,036,755
----------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                      48,536         95,696      2,084,559      2,675,621
==========================================================================================================

CLASS C
Shares issued                                          10,250         10,673          4,683         49,549
Shares reinvested                                          --            108             --             --
Shares redeemed                                          (250)          (250)       (57,335)      (167,013)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding          10,000         10,531        (52,652)      (117,464)
Shares outstanding, beginning of period                    --             --        280,351        397,815
----------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                      10,000         10,531        227,699        280,351
==========================================================================================================

CLASS Y
Shares issued                                          11,462         10,887             --             --
Shares reinvested                                          --            130             --             --
Shares redeemed                                          (250)          (250)            --             --
----------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                     11,212         10,767             --             --
Shares outstanding, beginning of period                    --             --             --             --
----------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                      11,212         10,767             --             --
==========================================================================================================

INSTITUTIONAL CLASS
Shares issued                                         270,250        271,692             --             --
Shares reinvested                                          64          3,486             --             --
Shares redeemed                                          (250)          (250)            --             --
----------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                    270,064        274,928             --             --
Shares outstanding, beginning of period                    --             --             --             --
----------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                     270,064        274,928             --             --
==========================================================================================================

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                      INTERMEDIATE           INTERNATIONAL
                                                      FIXED INCOME           FIXED INCOME
                                                          FUND                   FUND
------------------------------------------------------------------------------------------
                                                 SIX MONTHS                   SIX MONTHS
                                                   ENDED          YEAR           ENDED
                                                 MARCH 31,        ENDED        MARCH 31,
                                                   2010         SEPT. 30,        2010
                                                (UNAUDITED)       2009        (UNAUDITED)
------------------------------------------------------------------------------------------
CLASS A
Shares issued                                             --             --         18,976
Shares reinvested                                         --             --             69
Shares redeemed                                           --             --           (962)
------------------------------------------------------------------------------------------
Net increase in shares outstanding                        --             --         18,083
Shares outstanding, beginning of period                   --             --             --
------------------------------------------------------------------------------------------
Shares outstanding, end of period                         --             --         18,083
==========================================================================================

CLASS C
Shares issued                                             --             --         14,469
Shares reinvested                                         --             --             24
Shares redeemed                                           --             --           (250)
------------------------------------------------------------------------------------------
Net increase in shares outstanding                        --             --         14,243
Shares outstanding, beginning of period                   --             --             --
------------------------------------------------------------------------------------------
Shares outstanding, end of period                         --             --         14,243
==========================================================================================

CLASS Y
Shares issued                                             --             --         11,511
Shares reinvested                                         --             --             67
Shares redeemed                                           --             --         (1,251)
------------------------------------------------------------------------------------------
Net increase in shares outstanding                        --             --         10,327
Shares outstanding, beginning of period                   --             --             --
------------------------------------------------------------------------------------------
Shares outstanding, end of period                         --             --         10,327
==========================================================================================

INSTITUTIONAL CLASS
Shares issued                                        655,719     11,553,991        671,132
Shares reinvested                                      3,703         41,342          4,482
Shares redeemed                                     (172,948)    (1,442,295)          (251)
------------------------------------------------------------------------------------------
Net increase in shares outstanding                   486,474     10,153,038        675,363
Shares outstanding, beginning of period           11,880,237      1,727,199             --
------------------------------------------------------------------------------------------
Shares outstanding, end of period                 12,366,711     11,880,237        675,363
==========================================================================================

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                      INTERNATIONAL            LARE CAP
                                                         GROWTH             RELATIVE VALUE
                                                          FUND                   FUND
------------------------------------------------------------------------------------------
                                                SIX MONTHS                     SIX MONTHS
                                                   ENDED          YEAR           ENDED
                                                 MARCH 31,        ENDED        MARCH 31,
                                                   2010         SEPT. 30,        2010
                                                (UNAUDITED)       2009        (UNAUDITED)
------------------------------------------------------------------------------------------
CLASS A
Shares issued                                        130,678      2,018,789         37,227
Shares reinvested                                     43,485            152             22
Shares redeemed                                     (528,893)      (274,463)          (367)
------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding       (354,730)     1,744,478         36,882
Shares outstanding, beginning of period            4,739,554      2,995,076             --
------------------------------------------------------------------------------------------
Shares outstanding, end of period                  4,384,824      4,739,554         36,882
==========================================================================================

CLASS C
Shares issued                                         11,157         26,149         21,698
Shares redeemed                                      (12,733)        (8,203)          (520)
------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding         (1,576)        17,946         21,178
Shares outstanding, beginning of period               18,240            294             --
------------------------------------------------------------------------------------------
Shares outstanding, end of period                     16,664         18,240         21,178
==========================================================================================

CLASS Y
Shares issued                                             18          1,898         10,267
Shares reinvested                                          4             --             17
Shares redeemed                                       (1,460)            --           (250)
------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding         (1,438)         1,898         10,034
Shares outstanding, beginning of period                2,194            296             --
------------------------------------------------------------------------------------------
Shares outstanding, end of period                        756          2,194         10,034
==========================================================================================

INSTITUTIONAL CLASS
Shares issued                                             --             --        270,789
Shares reinvested                                         --             --            568
Shares redeemed                                           --             --           (250)
------------------------------------------------------------------------------------------
Net increase in shares outstanding                        --             --        271,107
Shares outstanding, beginning of period                   --             --             --
------------------------------------------------------------------------------------------
Shares outstanding, end of period                         --             --        271,107
==========================================================================================

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                  MARKET
                                                 NEUTRAL
                                                  EQUITY                 MID CAP
                                                   FUND                   FUND
------------------------------------------------------------------------------------------
                                                SIX MONTHS     SIX MONTHS
                                                   ENDED          ENDED          YEAR
                                                 MARCH 31,      MARCH 31,        ENDED
                                                   2010           2010         SEPT. 30,
                                                (UNAUDITED)    (UNAUDITED)       2009
------------------------------------------------------------------------------------------
CLASS A
Shares issued                                         77,427          8,468         36,964
Shares reinvested                                         --            168            132
Shares redeemed                                      (31,110)        (8,575)        (8,835)
------------------------------------------------------------------------------------------
Net increase in shares outstanding                    46,317             61         28,261
Shares outstanding, beginning of period                   --         40,383         12,122
------------------------------------------------------------------------------------------
Shares outstanding, end of period                     46,317         40,444         40,383
==========================================================================================

CLASS C
Shares issued                                         15,110          3,905         18,403
Shares reinvested                                         --             --             21
Shares redeemed                                         (250)           (82)        (5,595)
------------------------------------------------------------------------------------------
Net increase in shares outstanding                    14,860          3,823         12,829
Shares outstanding, beginning of period                   --         15,119          2,290
------------------------------------------------------------------------------------------
Shares outstanding, end of period                     14,860         18,942         15,119
==========================================================================================

CLASS Y (A)
Shares issued                                        980,748        277,837      6,376,276
Shares reinvested                                         --          5,228         14,265
Shares redeemed                                         (250)    (3,875,268)   (23,577,005)
------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding        980,498     (3,592,203)   (17,186,464)
Shares outstanding, beginning of period                   --     14,961,272     32,147,736
------------------------------------------------------------------------------------------
Shares outstanding, end of period                    980,498     11,369,069     14,961,272
==========================================================================================

CLASS Z
Shares issued                                             --         39,316         96,295
Shares reinvested                                         --            815          1,206
Shares redeemed                                           --        (39,891)      (185,516)
------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding             --            240        (88,015)
Shares outstanding, beginning of period                   --        162,319        250,334
------------------------------------------------------------------------------------------
Shares outstanding, end of period                         --        162,559        162,319
==========================================================================================

(A) Effective January 28, 2010, Institutional Class shares of the Mid Cap Fund were changed to Class Y shares.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                                        PREMIUM
                                               MID CAP VALUE          YIELD EQUITY
                                                   FUND                  FUND
------------------------------------------------------------------------------------------
                                                 SIX MONTHS     SIX MONTHS
                                                   ENDED          ENDED         PERIOD
                                                 MARCH 31,      MARCH 31,        ENDED
                                                   2010           2010         SEPT. 30,
                                                (UNAUDITED)    (UNAUDITED)       2009
------------------------------------------------------------------------------------------
CLASS A
Shares issued                                         21,205        225,444        756,905
Shares reinvested                                         69         35,247        108,456
Shares redeemed                                       (2,822)      (244,807)       (81,899)
------------------------------------------------------------------------------------------
Net increase in shares outstanding                    18,452         15,884        783,462
Shares outstanding, beginning of period                   --      3,351,980      2,568,518
------------------------------------------------------------------------------------------
Shares outstanding, end of period                     18,452      3,367,864      3,351,980
==========================================================================================

CLASS C
Shares issued                                         10,575        264,885        489,270
Shares reinvested                                         35          3,551          4,467
Shares redeemed                                         (250)       (27,521)        (9,098)
------------------------------------------------------------------------------------------
Net increase in shares outstanding                    10,360        240,915        484,639
Shares outstanding, beginning of period                   --        559,610         74,971
------------------------------------------------------------------------------------------
Shares outstanding, end of period                     10,360        800,525        559,610
==========================================================================================

CLASS Y
Shares issued                                         24,268      1,101,787         92,780
Shares reinvested                                         86          5,927            757
Shares redeemed                                         (250)       (39,548)          (744)
------------------------------------------------------------------------------------------
Net increase in shares outstanding                    24,104      1,068,166         92,793
Shares outstanding, beginning of period                   --         93,096            303
------------------------------------------------------------------------------------------
Shares outstanding, end of period                     24,104      1,161,262         93,096
==========================================================================================

INSTITUTIONAL CLASS
Shares issued                                        270,250             --             --
Shares reinvested                                      1,659             --             --
Shares redeemed                                         (250)            --             --
------------------------------------------------------------------------------------------
Net increase in shares outstanding                   271,659             --             --
Shares outstanding, beginning of period                   --             --             --
------------------------------------------------------------------------------------------
Shares outstanding, end of period                    271,659             --             --
==========================================================================================

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                         SANDS CAPITAL             SHORT DURATION
                                                         SELECT GROWTH               FIXED INCOME
                                                              FUND                       FUND
----------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS                    SIX MONTHS
                                                     ENDED          YEAR           ENDED          YEAR
                                                   MARCH 31,        ENDED        MARCH 31,        ENDED
                                                     2010         SEPT. 30,        2010         SEPT. 30,
                                                  (UNAUDITED)       2009        (UNAUDITED)       2009
----------------------------------------------------------------------------------------------------------
CLASS Y
Shares issued                                       2,355,709      4,413,386         45,093         59,186
Shares reinvested                                          --             --            834            323
Shares redeemed                                    (2,164,747)   (12,186,105)       (45,471)            (6)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding         190,962     (7,772,719)           456         59,503
Shares outstanding, beginning of period            11,300,167     19,072,886         59,503             --
----------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                  11,491,129     11,300,167         59,959         59,503
==========================================================================================================

CLASS Z
Shares issued                                      15,078,372     30,043,839        229,945        493,806
Shares reinvested                                          --             --         53,909        148,522
Shares redeemed                                    (7,363,681)   (37,614,532)      (500,093)    (1,141,404)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding       7,714,691     (7,570,693)      (216,239)      (499,076)
Shares outstanding, beginning of period            45,996,065     53,566,758      4,400,531      4,899,607
----------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                  53,710,756     45,996,065      4,184,292      4,400,531
==========================================================================================================

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                 SMALL CAP             SMALL CAP
                                                   CORE           VALUE OPPORTUNITIES
                                                   FUND                  FUND
------------------------------------------------------------------------------------------
                                                SIX MONTHS     SIX MONTHS
                                                   ENDED          ENDED          YEAR
                                                 MARCH 31,      MARCH 31,        ENDED
                                                   2010           2010         SEPT. 30,
                                                (UNAUDITED)    (UNAUDITED)       2009
------------------------------------------------------------------------------------------
CLASS A
Shares issued                                      3,370,391             --             --
Shares reinvested                                         --             --             --
Shares redeemed                                      (67,067)            --             --
------------------------------------------------------------------------------------------
Net increase in shares outstanding                 3,303,324             --             --
Shares outstanding, beginning of period                   --             --             --
------------------------------------------------------------------------------------------
Shares outstanding, end of period                  3,303,324             --             --
==========================================================================================

CLASS C
Shares issued                                        198,926             --             --
Shares reinvested                                         --             --             --
Shares redeemed                                         (250)            --             --
------------------------------------------------------------------------------------------
Net increase in shares outstanding                   198,676             --             --
Shares outstanding, beginning of period                   --             --             --
------------------------------------------------------------------------------------------
Shares outstanding, end of period                    198,676             --             --
==========================================================================================

CLASS Y
Shares issued                                      1,783,080             --             --
Shares reinvested                                         --             --             --
Shares redeemed                                      (75,202)            --             --
------------------------------------------------------------------------------------------
Net increase in shares outstanding                 1,707,878             --             --
Shares outstanding, beginning of period                   --             --             --
------------------------------------------------------------------------------------------
Shares outstanding, end of period                  1,707,878             --             --
==========================================================================================

CLASS Z
Shares issued                                             --        363,409      1,203,675
Shares reinvested                                         --             --         24,829
Shares redeemed                                           --     (1,496,412)    (3,440,717)
------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding             --     (1,133,003)    (2,212,213)
Shares outstanding, beginning of period                   --      6,338,261      8,550,474
------------------------------------------------------------------------------------------
Shares outstanding, end of period                         --      5,205,258      6,338,261
==========================================================================================

INSTITUTIONAL CLASS
Shares issued                                        666,826             --             --
Shares reinvested                                        894             --             --
Shares redeemed                                         (250)            --             --
------------------------------------------------------------------------------------------
Net increase in shares outstanding                   667,470             --             --
Shares outstanding, beginning of period                   --             --             --
------------------------------------------------------------------------------------------
Shares outstanding, end of period                    667,470             --             --
==========================================================================================

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                       ULTRA SHORT DURATION
                                                           FIXED INCOME
                                                               FUND
--------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED          YEAR
                                                      MARCH 31,        ENDED
                                                        2010         SEPT. 30,
                                                     (UNAUDITED)       2009
--------------------------------------------------------------------------------
CLASS Z
Shares issued                                          5,934,646      4,070,270
Shares reinvested                                        120,829        409,229
Shares redeemed                                       (2,484,740)    (8,006,654)
--------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding          3,570,735     (3,527,155)
Shares outstanding, beginning of period               11,236,157     14,763,312
--------------------------------------------------------------------------------
Shares outstanding, end of period                     14,806,892     11,236,157
================================================================================

6. FEDERAL TAX INFORMATION

FEDERAL INCOME TAX -- It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the periods ended September 30, 2009 and 2008 was as follows:

                                   HEALTHCARE AND             INTERMEDIATE
                                    BIOTECHNOLOGY             FIXED INCOME         INTERNATIONAL GROWTH
                                        FUND                      FUND                     FUND
----------------------------------------------------------------------------------------------------------
                                 YEAR         YEAR         YEAR         YEAR        PERIOD        YEAR
                                 ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                               SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,     SEPT. 30,
                                 2009         2008         2009         2008         2009         2008*
----------------------------------------------------------------------------------------------------------
From ordinary income          $        --  $ 1,403,820  $   855,228  $   864,148  $       973  $    52,616
From long-term capital gains           --    3,983,663           --           --           --       88,762
From tax return of capital             --    1,060,240           --           --           --           --
----------------------------------------------------------------------------------------------------------
                              $        --  $ 6,447,723  $   855,228  $   864,148  $       973  $   141,378
----------------------------------------------------------------------------------------------------------

                                       MID CAP                PREMIUM YIELD         SANDS CAPITAL SELECT
                                        FUND                   EQUITY FUND              GROWTH FUND
----------------------------------------------------------------------------------------------------------
                                 YEAR         YEAR         YEAR        PERIOD        YEAR         YEAR
                                 ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                               SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,     DEC. 31,
                                 2009         2008         2009         2008         2009         2008
----------------------------------------------------------------------------------------------------------
From ordinary income          $ 1,033,371  $ 4,685,264  $   583,029  $   811,372  $        --  $        --
From long-term capital gains      551,095       80,180           --           --           --           --
From tax return of capital             --           --       77,806       34,532           --           --
----------------------------------------------------------------------------------------------------------
                              $ 1,584,466  $ 4,765,444  $   660,835  $   845,904  $        --  $        --
----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                SHORT DURATION FIXED        SMALL CAP VALUE         ULTRA SHORT DURATION
                                     INCOME FUND           OPPORTUNITIES FUND        FIXED INCOME FUND
----------------------------------------------------------------------------------------------------------
                                 YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                                 ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                               SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,    SEPT. 30,
                                 2009         2008         2009         2008         2009         2008
----------------------------------------------------------------------------------------------------------
From ordinary income          $ 1,479,571  $ 2,449,791  $   105,644  $ 4,124,200  $ 4,095,134  $ 7,561,408
From long-term capital gains           --           --      135,276   12,400,740           --           --
From tax return of capital             --           --       49,414           --           --           --
----------------------------------------------------------------------------------------------------------
                              $ 1,479,571  $ 2,449,791  $   290,334  $16,524,940  $ 4,095,134  $ 7,561,408
----------------------------------------------------------------------------------------------------------

*  Represents the period from January 1, 2008 through September 30, 2008.

The following information is computed on a tax basis for each item as of September 30, 2009:

                                            HEALTHCARE AND  INTERMEDIATE    INTERNATIONAL                     PREMIUM
                                            BIOTECHNOLOGY   FIXED INCOME       GROWTH          MID CAP      YIELD EQUITY
                                                FUND            FUND            FUND            FUND            FUND
-------------------------------------------------------------------------------------------------------------------------
Tax cost of portfolio investments           $  41,550,086   $ 102,080,496   $  35,810,259   $ 196,423,348   $  24,325,881
=========================================================================================================================
Gross unrealized appreciation                   5,722,596         858,542       4,434,243      26,704,858       2,137,270
Gross unrealized depreciation                    (772,039)        (45,401)     (2,031,206)     (3,730,730)     (2,753,020)
-------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)      4,950,557         813,141       2,403,037      22,974,128        (615,750)
Post-October losses                            (8,034,786)     (1,892,689)     (2,970,277)    (93,618,654)     (5,804,331)
Capital loss carryforward                      (6,462,446)        (87,072)       (328,042)   (120,759,656)     (3,084,301)
Undistributed ordinary income                          --         228,723         385,646         224,960              --
Other temporary differences                       681,101         657,269              --         178,304          (4,667)
-------------------------------------------------------------------------------------------------------------------------
    Accumulated (deficit)                   $  (8,865,574)  $    (280,628)  $    (509,636)  $(191,000,918)  $  (9,509,049)
=========================================================================================================================

                                                                              SMALL CAP          ULTRA
                                            SANDS CAPITAL   SHORT DURATION      VALUE       SHORT DURATION
                                            SELECT GROWTH    FIXED INCOME   OPPORTUNITIES    FIXED INCOME
                                                FUND             FUND           FUND             FUND
---------------------------------------------------------------------------------------------------------
Tax cost of portfolio investments           $ 387,152,411   $  43,103,081   $  88,911,595   $ 107,812,671
=========================================================================================================
Gross unrealized appreciation                  75,994,248       1,028,938      16,170,862       1,061,529
Gross unrealized depreciation                 (33,042,973)        (17,798)     (1,252,333)       (763,799)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)     42,951,275       1,011,140      14,918,529         297,730
Post-October losses                           (83,825,204)             --     (28,997,866)     (3,505,301)
Capital loss carryforward                     (30,790,451)     (5,458,876)    (31,350,357)    (10,462,531)
Undistributed ordinary income                          --          31,243              --         134,857
Other temporary differences                     1,977,830          (3,466)        368,088         (10,862)
---------------------------------------------------------------------------------------------------------
    Accumulated (deficit)                   $ (69,686,550)  $  (4,419,959)  $ (45,061,606)  $ (13,546,107)
=========================================================================================================

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, the tax treatment of real estate investment trusts, and book/tax differences on securities contributed in-kind.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

As of September 30, 2009, the Funds had the following capital loss carryforwards for federal income tax purposes.

                                                                        EXPIRES
FUND                                                 AMOUNT            SEPT. 30,
--------------------------------------------------------------------------------
Healthcare and Biotechnology Fund               $       6,462,446        2017
                                                -----------------

Intermediate Fixed Income Fund                  $          86,389        2015
                                                              683        2017
                                                -----------------
                                                $          87,072
                                                -----------------

International Growth Fund                       $         190,851        2016
                                                          137,191        2017
                                                -----------------
                                                $         328,042
                                                -----------------

Mid Cap Fund                                    $     120,759,656        2017
                                                -----------------

Premium Yield Equity Fund                       $       3,084,301        2017
                                                -----------------

Sands Capital Select Growth Fund                $      12,366,467        2010
                                                        5,719,519        2011
                                                        2,692,298        2014
                                                        6,051,198        2015
                                                        3,960,969        2016
                                                -----------------
                                                $      30,790,451
                                                -----------------

Short Duration Fixed Income Fund                $       1,994,293        2012
                                                           96,050        2013
                                                        1,027,850        2014
                                                          852,134        2015
                                                          295,319        2016
                                                        1,193,230        2017
                                                -----------------
                                                $       5,458,876
                                                -----------------

Small Cap Value Opportunities Fund              $      31,350,357        2017
                                                -----------------

Ultra Short Duration Fixed Income Fund          $       6,699,046        2012
                                                          371,187        2014
                                                          164,819        2015
                                                        3,227,479        2017
                                                -----------------
                                                $      10,462,531
                                                -----------------

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Sands Capital Select Growth Fund had $3,102,717 of capital losses expire unutilized during the year ended September 30, 2009.

Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements have been made to the components of capital. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital accounts on a tax basis. The following reclassifications which are primarily attributed to the tax treatment of net investment loss, foreign currency gain/loss, paydown gain/loss, expiration of capital loss carryforwards, real estate investment trusts, and securities contributed in-kind have been made to the following Funds for the year ended September 30, 2009:

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                      ACCUMULATED    ACCUMULATED
                                          PAID-IN    NET INVESTMENT  NET REALIZED
                                          CAPITAL    INCOME (LOSS)  GAINS (LOSSES)
----------------------------------------------------------------------------------
Healthcare and Biotechnology Fund       $  (350,270)  $   213,118   $   137,152
Intermediate Fixed Income Fund          $    40,470   $    10,836   $   (51,306)
Mid Cap Fund                            $        --   $   (38,845)  $    38,845
Premium Yield Equity Fund               $   (93,616)  $   (10,279)  $   103,895
Sands Capital Select Growth Fund        $(5,405,318)  $ 2,302,601   $ 3,102,717
Short Duration Fixed Income Fund        $        --   $    57,848   $   (57,848)
Small Cap Value Opportunities Fund      $   (47,896)  $   (17,855)  $    65,751
Ultra Short Duration Fixed Income Fund  $        --   $   184,277   $  (184,277)

For the six months ended March 31, 2010, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                                       GROSS                GROSS              NET UNREALIZED
                                                  FEDERAL           UNREALIZED            UNREALIZED            APPRECIATION
                                                 TAX COST          APPRECIATION          DEPRECIATION          (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                  $       5,080,053     $         491,012     $         (19,483)     $         471,529
Core Plus Fixed Income Fund                $      15,317,771     $         108,053     $         (53,016)     $          55,037
Emerging Markets Equity Fund               $      15,462,097     $       1,363,034     $         (95,918)     $       1,267,116
Focused Equity                             $       2,110,238     $         177,046     $         (31,774)     $         145,272
Global Equity Fund                         $       3,271,334     $         167,222     $        (121,198)     $          46,024
Global Real Estate Fund                    $       4,063,395     $         238,881     $         (48,336)     $         190,545
Healthcare and Biotechnology Fund          $      30,823,246     $       6,029,772     $        (402,325)     $       5,627,447
Intermediate Fixed Income Fund             $     105,844,486     $       2,575,648     $        (167,605)     $       2,408,043
International Fixed Income Fund            $       6,986,703     $         125,884     $        (450,418)     $        (324,534)
International Growth Fund                  $      40,974,247     $       5,592,217     $        (601,072)     $       4,991,145
Large Cap Relative Value Fund              $       3,418,790     $         490,294     $         (24,647)     $         465,647
Market Neutral Equity Fund                 $      10,179,252     $       1,177,963     $      (1,141,661)     $          36,302
Mid Cap Fund                               $     159,504,384     $      25,491,134     $      (1,350,268)     $      24,140,866
Mid Cap Value Fund                         $       3,335,902     $         405,647     $         (41,198)     $         364,449
Premium Yield Equity Fund                  $      33,620,177     $       2,899,915     $      (1,360,867)     $       1,539,048
Sands Capital Select Growth Fund           $     444,196,643     $     123,898,521     $     (23,932,364)     $      99,966,157
Short Duration Fixed Income Fund           $      40,981,173     $       1,055,111     $         (36,225)     $       1,018,886
Small Cap Core Fund                        $      77,122,404     $       2,807,719     $        (468,547)     $       2,339,172
Small Cap Value Opportunities Fund         $      76,481,877     $      15,928,537     $        (638,287)     $      15,290,250
Ultra Short Duration Fixed Income Fund     $     141,356,134     $       1,188,103     $        (366,780)     $         821,323

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended September 30, 2006 through 2009) and have concluded that no provision for income tax is required in their financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

7. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. CONCENTRATIONS/RISKS

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

9. SUBSEQUENT EVENTS

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds' financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Capital Appreciation Fund - March 31, 2010 (Unaudited)
--------------------------------------------------------------------------------

                                                                     MARKET
COMMON STOCKS -- 94.2%                                   SHARES      VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 21.0%
Accenture PLC - Class A                                   2,560  $      107,392
Cisco Systems, Inc.*                                      6,590         171,538
Dell, Inc.*                                              12,510         187,775
Google, Inc. - Class A*                                     220         124,742
Microsoft Corp.                                           4,965         145,326
Nokia Corp. ADR                                          11,025         171,328
Paychex, Inc.                                             3,420         104,994
QUALCOMM, Inc.                                            2,990         125,550
--------------------------------------------------------------------------------
                                                                      1,138,645
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 19.7%
Colgate-Palmolive Co.                                     1,720         146,647
CVS Caremark Corp.                                        6,635         242,576
PepsiCo, Inc.                                             2,855         188,887
Procter & Gamble Co./The                                  3,035         192,024
Sysco Corp.                                               5,295         156,203
Wal-Mart Stores, Inc.                                     2,600         144,560
--------------------------------------------------------------------------------
                                                                      1,070,897
--------------------------------------------------------------------------------

HEALTH CARE -- 19.2%
Celgene Corp.*                                              650          40,274
Genzyme Corp.*                                            1,155          59,864
Gilead Sciences, Inc.*                                      985          44,798
Johnson & Johnson                                         3,325         216,790
Medtronic, Inc.                                           4,690         211,191
Patterson Cos., Inc.                                      5,340         165,807
Stryker Corp.                                             2,820         161,360
Waters Corp.*                                             2,140         144,535
--------------------------------------------------------------------------------
                                                                      1,044,619
--------------------------------------------------------------------------------

INDUSTRIALS -- 10.4%
Danaher Corp.                                             2,200         175,802
Donaldson Co., Inc.                                       2,505         113,026
Rockwell Collins, Inc.                                    1,275          79,802
United Technologies Corp.                                 2,655         195,434
--------------------------------------------------------------------------------
                                                                        564,064
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 8.8%
O'Reilly Automotive, Inc.*                                4,155         173,305
PetSmart, Inc.                                            2,555          81,658
Staples, Inc.                                             4,200          98,238
Strayer Education, Inc.                                     505         122,978
--------------------------------------------------------------------------------
                                                                        476,179
--------------------------------------------------------------------------------

FINANCIALS -- 8.1%
BB&T Corp.                                                3,885         125,835
Goldman Sachs Group, Inc. (The)                             835         142,476
JPMorgan Chase & Co.                                      3,840         171,840
--------------------------------------------------------------------------------
                                                                        440,151
--------------------------------------------------------------------------------

ENERGY -- 5.1%
Exxon Mobil Corp.                                         2,795         187,209
Schlumberger Ltd.                                         1,450          92,017
--------------------------------------------------------------------------------
                                                                        279,226
--------------------------------------------------------------------------------

MATERIALS -- 1.9%
Monsanto Co.                                              1,450         103,559
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $    5,117,340
--------------------------------------------------------------------------------

INVESTMENT FUND -- 8.0%
Touchstone Institutional
    Money Market Fund^                                  434,242         434,242
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 102.2%
(Cost $5,080,053)                                                $    5,551,582

LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.2%)                        (118,621)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $    5,432,961
================================================================================

*  Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

PORTFOLIO ABBREVIATIONS:

ADR - American Depositary Receipt

PLC - Public Limited Company

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION               LEVEL 1        LEVEL 2       LEVEL 3          TOTAL
--------------------------------------------------------------------------------
Common Stocks           $5,117,340  $          --   $          --     $5,117,340
Investment Fund            434,242             --              --        434,242
                                                                      ==========
                                                                      $5,551,582

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Core Plus Fixed Income Fund - March 31, 2010 (Unaudited)
--------------------------------------------------------------------------------

    PRINCIPAL                                                        MARKET
     AMOUNT                                                          VALUE
--------------------------------------------------------------------------------

                CORPORATE BONDS -- 44.3%
                FINANCIALS -- 18.4%
$       30,000  Ameriprise Financial, Inc.,
                  7.300%, 6/28/19                                $       34,759
       105,000  Bank of America Corp., 4.500%, 4/1/15                   105,876
        15,000  Bank of America Corp.,
                  8.000%, 12/31/49 (a)                                   15,305
        30,000  Bank of America Corp., 5.750%, 12/1/17                   30,758
        25,000  Bank of America Corp., 7.375%, 5/15/14                   28,114
       100,000  Barclays Bank PLC, 6.750%, 5/22/19                      110,629
        80,000  Brandywine Operating Partnership LP,
                  7.500%, 5/15/15                                        86,085
        65,000  Cantor Fitzgerald LP, 144a,
                  7.875%, 10/15/19                                       65,140
        40,000  Capital One Capital V, 10.250%, 8/15/39                  47,387
        20,000  Capital One Financial Corp.,
                  7.375%, 5/23/14                                        22,855
        12,000  CB Richard Ellis Services, Inc.,
                  11.625%, 6/15/17                                       13,440
        55,000  Citigroup Capital XXI,
                  8.300%, 12/21/57 (a)                                   55,688
        25,000  Commonwealth Bank of Australia, 144a,
                  5.000%, 10/15/19                                       25,126
        65,000  Credit Suisse AG, 5.400%, 1/14/20                        65,508
        15,000  Developers Diversified Realty Corp.,
                  9.625%, 3/15/16                                        16,779
        15,000  Developers Diversified Realty Corp.,
                  7.500%, 4/1/17                                         15,175
        20,000  Digital Realty Trust LP, 144a,
                  5.875%, 2/1/20                                         19,557
        45,000  Duke Realty LP, 8.250%, 8/15/19                          50,188
         6,000  Equinix, Inc., 8.125%, 3/1/18                             6,210
        20,000  General Electric Capital Corp.,
                  0.492%, 1/8/16 (a)                                     18,331
        80,000  General Electric Capital Corp.,
                  5.500%, 1/8/20                                         81,621
        30,000  Glencore Funding LLC, 144a,
                  6.000%, 4/15/14                                        30,769
        45,000  Goldman Sachs Group, Inc.,
                  5.375%, 3/15/20                                        44,584
        40,000  Goldman Sachs Group, Inc.,
                  6.000%, 5/1/14                                         43,799
        30,000  Health Care REIT, Inc.,
                  6.125%, 4/15/20                                        30,093
        40,000  Healthcare Realty Trust, Inc.,
                  6.500%, 1/17/17                                        41,037
        15,000  Host Hotels & Resorts LP, Ser O,
                  6.375%, 3/15/15                                        14,888
        25,000  Icahn Enterprises LP/Icahn Enterprises
                  Finance Corp., 144a, 8.000%, 1/15/18                   24,094
        15,000  International Lease Finance Corp., 144a,
                  8.625%, 9/15/15                                        15,334
        25,000  Jefferies Group, Inc., 6.250%, 1/15/36                   21,279
        85,000  JPMorgan Chase & Co., 6.300%, 4/23/19                    93,802
        25,000  Lazard Group LLC, 7.125%, 5/15/15                        26,250
        15,000  Liberty Mutual Group, Inc., 144a,
                  10.750%, 6/15/58 (a)                                   16,800
        20,000  Lincoln National Corp., 8.750%, 7/1/19                   24,455
       100,000  Lloyds TSB Bank PLC, 144a,
                  5.800%, 1/13/20                                        97,569
        20,000  Mack-Cali Realty LP, 7.750%, 8/15/19                     22,054
        50,000  Macquarie Group Ltd., 144a,
                  7.625%, 8/13/19                                        55,810
        25,000  Macquarie Group Ltd., 144a,
                  7.300%, 8/1/14                                         27,915
        75,000  MetLife, Inc., 6.750%, 6/1/16                            84,049
        20,000  MetLife, Inc., 10.750%, 8/1/39                           25,779
       100,000  Morgan Stanley, 5.500%, 1/26/20                          97,814
        75,000  NASDAQ OMX Group, Inc.,
                  5.550%, 1/15/20                                        74,585
       105,000  National Rural Utilities Cooperative
                  Finance Corp., 10.375%, 11/1/18                       139,657
        15,000  Nationwide Mutual Insurance Co., 144a,
                  9.375%, 8/15/39                                        17,091
        15,000  Pacific Life Insurance Co., 144a,
                  9.250%, 6/15/39                                        18,587
        75,000  Principal Financial Group, Inc.,
                  7.875%, 5/15/14                                        84,870
        15,000  ProLogis, 7.375%, 10/30/19                               15,398
        25,000  ProLogis, 7.625%, 8/15/14                                27,335
        40,000  Raymond James Financial, Inc.,
                  8.600%, 8/15/19                                        45,716
        20,000  Regions Financial Corp.,
                  7.750%, 11/10/14                                       21,043
        25,000  Simon Property Group LP,
                  10.350%, 4/1/19                                        31,434
        15,000  Simon Property Group LP,
                  6.750%, 5/15/14                                        16,411
        50,000  SLM Corp., 8.000%, 3/25/20                               48,688
        20,000  Teachers Insurance & Annuity
                  Association of America, 144a,
                  6.850%, 12/16/39                                       21,695
        20,000  Terremark Worldwide, Inc., 144a,
                  12.250%, 6/15/17                                       23,000
        20,000  USB Capital XIII Trust, 6.625%, 12/15/39                 20,245
       115,000  Validus Holdings Ltd., 8.875%, 1/26/40                  118,014
        50,000  Westpac Banking Corp.,
                  4.875%, 11/19/19                                       49,664
        45,000  Willis North America, Inc.,
                  7.000%, 9/29/19                                        47,123
        20,000  Willis North America, Inc.,
                  6.200%, 3/28/17                                        20,262
        20,000  Zions Bancorp., 7.750%, 9/23/14                          20,172
--------------------------------------------------------------------------------
                                                                      2,613,695
--------------------------------------------------------------------------------

                TELECOMMUNICATION SERVICES -- 4.9%
        50,000  AT&T, Inc., 6.700%, 11/15/13                             57,054
        50,000  AT&T, Inc., 5.800%, 2/15/19                              53,447

--------------------------------------------------------------------------------
Core Plus Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

    PRINCIPAL                                                        MARKET
     AMOUNT                                                          VALUE
--------------------------------------------------------------------------------

                CORPORATE BONDS -- 44.3% (CONTINUED)
$       45,000  British Telecommunications PLC,
                  9.625%, 12/15/30                               $       56,668
        80,000  Cellco Partnership/Verizon Wireless
                  Capital LLC, 8.500%, 11/15/18                          99,813
        34,000  Frontier Communications Corp.,
                  7.875%, 1/15/27                                        30,600
        15,000  NII Capital Corp., 144a, 8.875%, 12/15/19                15,525
        33,000  Qwest Communications International,
                  Inc., Ser B, 7.500%, 2/15/14                           33,578
        60,000  Qwest Corp., 8.875%, 3/15/12                             65,700
        90,000  Rogers Communications, Inc.,
                  7.500%, 3/15/15                                       105,048
        31,000  Sprint Nextel Corp., 8.375%, 8/15/17                     31,155
        75,000  Telecom Italia Capital SA,
                  7.175%, 6/18/19                                        80,970
        66,000  Verizon Wireless Capital LLC, 144a,
                  5.550%, 2/1/14                                         72,128
--------------------------------------------------------------------------------
                                                                        701,686
--------------------------------------------------------------------------------

                UTILITIES -- 4.6%
        15,000  AES Corp., 9.375%, 9/15/10                               15,413
        20,000  AES Corp., 7.750%, 10/15/15                              20,350
        25,000  Ameren Corp., 8.875%, 5/15/14                            28,846
        70,000  CenterPoint Energy, Inc., 6.500%, 5/1/18                 74,121
        33,000  Copano Energy LLC/Copano Energy
                  Finance Corp., 8.125%, 3/1/16                          33,454
        15,000  Dynegy Holdings, Inc., 7.750%, 6/1/19                    11,325
        25,000  El Paso Pipeline Partners Operating Co.
                  LLC, 6.500%, 4/1/20                                    25,305
        50,000  Energy Transfer Partners LP,
                  9.700%, 3/15/19                                        63,288
        25,000  Exelon Generation Co. LLC,
                  6.250%, 10/1/39                                        25,280
        10,000  ITC Holdings Corp., 144a,
                  5.500%, 1/15/20                                        10,049
        65,000  Nevada Power Co., 6.500%, 8/1/18                         70,949
        38,000  NRG Energy, Inc., 7.250%, 2/1/14                         38,285
        30,000  Orion Power Holdings, Inc.,
                  12.000%, 5/1/10                                        30,113
        45,000  Plains All American Pipeline LP,
                  8.750%, 5/1/19                                         54,899
         8,000  Regency Energy Partners LP/Regency
                  Energy Finance Corp., 144a,
                  9.375%, 6/1/16                                          8,480
        25,000  Sempra Energy, 6.000%, 10/15/39                          24,535
        65,000  Sempra Energy, 9.800%, 2/15/19                           84,474
        25,000  Sempra Energy, 6.500%, 6/1/16                            27,930
--------------------------------------------------------------------------------
                                                                        647,096
--------------------------------------------------------------------------------

                CONSUMER DISCRETIONARY -- 3.5%
        12,000  AMC Entertainment, Inc., 8.750%, 6/1/19                  12,600
        55,000  Comcast Corp., 6.450%, 3/15/37                           56,010
        55,000  DIRECTV Holdings LLC, 144a,
                  3.550%, 3/15/15                                        54,117
        25,000  DISH DBS Corp., 6.625%, 10/1/14                          25,188
        15,000  DISH DBS Corp., 6.375%, 10/1/11                          15,600
        16,000  Ferrellgas Partners LP, 8.750%, 6/15/12                  16,200
        12,000  GameStop Corp., 8.000%, 10/1/12                          12,450
        10,000  GeoEye, Inc., 144a, 9.625%, 10/1/15                      10,225
        29,000  Goodyear Tire & Rubber,
                  10.500%, 5/15/16                                       31,320
        25,000  Intelsat Subsidiary Holding Co. SA,
                  8.500%, 1/15/13                                        25,375
        10,000  Lamar Media Corp., 7.250%, 1/1/13                        10,075
        10,000  Mediacom Broadband LLC,
                  8.500%, 10/15/15                                       10,225
        10,000  Nebraska Book Co., Inc., 10.000%, 12/1/11                10,325
        15,000  Nebraska Book Co., Inc., 144a,
                  10.000%, 12/1/11                                       15,487
        20,000  NetFlix, Inc., 8.500%, 11/15/17                          21,000
        20,000  News America, Inc., 6.900%, 8/15/39                      21,833
        10,000  Pokagon Gaming Auth., 144a,
                  10.375%, 6/15/14                                       10,500
        10,000  Royal Caribbean Cruises Ltd.,
                  6.875%, 12/1/13                                        10,100
         5,000  Scientific Games International, Inc.,
                  9.250%, 6/15/19                                         5,288
        10,000  Starwood Hotels & Resorts Worldwide,
                  Inc., 7.875%, 5/1/12                                   10,825
         7,000  Starwood Hotels & Resorts Worldwide,
                  Inc., 7.875%, 10/15/14                                  7,577
        10,000  Sun Media Corp., 7.625%, 2/15/13                          9,813
        40,000  Time Warner Cable, Inc., 8.750%, 2/14/19                 49,607
        35,000  Time Warner Cable, Inc., 6.200%, 7/1/13                  38,622
        10,000  Videotron Ltee, 6.875%, 1/15/14                          10,150
--------------------------------------------------------------------------------
                                                                        500,512
--------------------------------------------------------------------------------

                CONSUMER STAPLES -- 3.5%
        25,000  Altria Group, Inc., 9.700%, 11/10/18                     30,741
        20,000  Anheuser-Busch InBev Worldwide, Inc.,
                  144a, 6.375%, 1/15/40                                  21,347
        15,000  Anheuser-Busch InBev Worldwide, Inc.,
                  144a, 5.375%, 11/15/14                                 16,247
       150,000  Anheuser-Busch InBev Worldwide, Inc.,
                  4.125%, 1/15/15                                       154,335
        45,000  Bunge Ltd. Finance Corp.,
                  8.500%, 6/15/19                                        52,313
        25,000  CVS Caremark Corp., 6.600%, 3/15/19                      27,950
        19,958  CVS Pass-Through Trust, 144a,
                  7.507%, 1/10/32                                        22,194
        20,000  Delhaize Group SA, 5.875%, 2/1/14                        21,869
       105,000  Kraft Foods, Inc., 5.375%, 2/10/20                      106,717
        40,000  Stater Brothers Holdings,
                  8.125%, 6/15/12                                        40,200
--------------------------------------------------------------------------------
                                                                        493,913
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Core Plus Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

    PRINCIPAL                                                        MARKET
     AMOUNT                                                          VALUE
--------------------------------------------------------------------------------

                CORPORATE BONDS -- 44.3% (CONTINUED)
                MATERIALS -- 2.5%
$       35,000  Airgas, Inc., 2.850%, 10/1/13                    $       34,922
        13,000  AK Steel Corp., 7.750%, 6/15/12                          13,065
         5,000  Ball Corp., 6.750%, 9/15/20                               5,088
        42,000  Cellu Tissue Holdings, Inc.,
                  11.500%, 6/1/14                                        46,830
        23,000  Clearwater Paper Corp., 144a,
                  10.625%, 6/15/16                                       25,530
        12,000  Domtar Corp., 10.750%, 6/1/17                            14,580
        10,000  Freeport-McMoRan Copper & Gold, Inc.,
                  8.375%, 4/1/17                                         11,125
        25,000  International Paper Co., 9.375%, 5/15/19                 31,252
         5,000  International Paper Co., 7.300%, 11/15/39                 5,343
        30,000  Masco Corp., 7.125%, 3/15/20                             30,305
        19,000  Neenah Paper, Inc., 7.375%, 11/15/14                     18,668
         5,000  Peabody Energy Corp., Ser B,
                  6.875%, 3/15/13                                         5,056
        18,000  Rock-Tenn Co., 9.250%, 3/15/16                           19,620
        10,000  Rock-Tenn Co., 8.200%, 8/15/11                           10,475
        10,000  Solutia, Inc., 7.875%, 3/15/20                           10,125
        17,000  Steel Dynamics, Inc., 6.750%, 4/1/15                     17,128
        30,000  Teck Resources Ltd., 10.250%, 5/15/16                    35,700
        25,000  Vale Overseas Ltd., 5.625%, 9/15/19                      25,816
--------------------------------------------------------------------------------
                                                                        360,628
--------------------------------------------------------------------------------

                ENERGY -- 2.4%
        30,000  Berry Petroleum Co., 10.250%, 6/1/14                     33,075
        25,000  Bill Barrett Corp., 9.875%, 7/15/16                      26,937
        10,000  Chesapeake Energy Corp.,
                  7.500%, 9/15/13                                        10,125
        43,000  Chesapeake Energy Corp.,
                  6.375%, 6/15/15                                        42,248
        18,000  Denbury Resources, Inc.,
                  8.250%, 2/15/20                                        19,080
        14,000  Encore Acquisition Co., 9.500%, 5/1/16                   15,137
        20,000  Geokinetics Holdings USA, Inc., 144a,
                  9.750%, 12/15/14                                       18,750
        10,000  Linn Energy LLC, 144a, 11.750%, 5/15/17                  11,350
        25,000  Nexen, Inc., 7.500%, 7/30/39                             28,517
        30,000  Petrobras International Finance Co.,
                  7.875%, 3/15/19                                        35,087
        28,000  Plains Exploration & Production Co.,
                  7.750%, 6/15/15                                        28,385
        30,000  Pride International, Inc., 8.500%, 6/15/19               33,900
        28,000  Quicksilver Resources, Inc.,
                  11.750%, 1/1/16                                        32,060
--------------------------------------------------------------------------------
                                                                        334,651
--------------------------------------------------------------------------------

                INDUSTRIALS -- 2.3%
        25,000  Allied Waste North America, Inc., Ser B,
                  7.125%, 5/15/16                                        27,156
        20,000  ARAMARK Corp., 8.500%, 2/1/15                            20,450
        10,000  Avis Budget Car Rental LLC/Avis Budget
                  Finance, Inc., 144a, 9.625%, 3/15/18                   10,450
        30,000  Avis Budget Car Rental LLC/Avis Budget
                  Finance, Inc., 7.750%, 5/15/16                         29,400
        15,000  Bombardier, Inc., 144a, 7.750%, 3/15/20                  15,675
        45,000  Canadian Pacific Railway Co.,
                  7.250%, 5/15/19                                        51,122
         6,000  Cornell Cos., Inc., 10.750%, 7/1/12                       6,067
        20,000  CSX Corp., 7.375%, 2/1/19                                23,306
        42,000  FTI Consulting, Inc., 7.625%, 6/15/13                    42,525
         8,000  Kansas City Southern Railway,
                  8.000%, 6/1/15                                          8,310
        15,000  L-3 Communications Corp.,
                  6.125%, 7/15/13                                        15,225
        55,000  Republic Services, Inc., 144a,
                  6.200%, 3/1/40                                         53,574
        20,000  Roper Industries, Inc., 6.250%, 9/1/19                   21,194
--------------------------------------------------------------------------------
                                                                        324,454
--------------------------------------------------------------------------------

                HEALTH CARE -- 1.9%
        15,000  Biomet, Inc., 10.000%, 10/15/17                          16,537
        40,000  Boston Scientific Corp., 4.500%, 1/15/15                 38,335
        20,000  Boston Scientific Corp., 6.000%, 1/15/20                 18,894
        33,000  CHS/Community Health Systems, Inc.,
                  8.875%, 7/15/15                                        34,155
        30,000  Coventry Health Care, Inc.,
                  6.300%, 8/15/14                                        30,672
        25,000  HCA, Inc., 144a, 7.250%, 9/15/20                         25,344
        32,000  HCA, Inc., 9.250%, 11/15/16                              34,020
        50,000  Life Technologies Corp., 6.000%, 3/1/20                  51,193
        20,000  Teva Pharmaceutical Finance Co. LLC,
                  6.150%, 2/1/36                                         20,746
--------------------------------------------------------------------------------
                                                                        269,896
--------------------------------------------------------------------------------

                INFORMATION TECHNOLOGY -- 0.3%
        15,000  Brocade Communications Systems, Inc.,
                  144a, 6.875%, 1/15/20                                  15,300
        11,000  Crown Castle International Corp.,
                  9.000%, 1/15/15                                        11,908
        10,000  Xerox Corp., 6.750%, 12/15/39                            10,441
--------------------------------------------------------------------------------
                                                                         37,649
--------------------------------------------------------------------------------
                TOTAL CORPORATE BONDS                            $    6,284,180
--------------------------------------------------------------------------------

                U.S. GOVERNMENT MORTGAGE-BACKED
                OBLIGATIONS -- 20.3%
        62,613  FHLMC, Pool #G04346, 6.000%, 5/1/38                      68,358
       126,872  FHLMC Gold, Pool #G01838,
                  5.000%, 7/1/35                                        131,759
        78,143  FHLMC Gold, Pool #G01665,
                  5.500%, 3/1/34                                         82,943
        30,660  FHLMC Gold, Pool #G02419,
                  6.500%, 10/1/36                                        33,363
        66,694  FHLMC Gold, Pool #G03633,
                  6.500%, 12/1/37                                        72,614

--------------------------------------------------------------------------------
Core Plus Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

    PRINCIPAL                                                        MARKET
     AMOUNT                                                          VALUE
--------------------------------------------------------------------------------

                U.S. GOVERNMENT MORTGAGE-BACKED
                OBLIGATIONS -- 20.3% (CONTINUED)
$       10,315  FHLMC Gold, Pool #G05680,
                  6.500%, 4/1/39                                 $       11,224
       114,059  FNMA, Pool #735925, 5.000%, 10/1/35                     117,989
       402,554  FNMA, Pool #745275, 5.000%, 2/1/36                      416,425
        35,629  FNMA, Pool #888405, 5.000%, 12/1/36                      36,856
       146,416  FNMA, Pool #256717, 5.500%, 5/1/22                      156,798
       594,554  FNMA, Pool #995023, 5.500%, 8/1/37                      628,564
       210,011  FNMA, Pool #889684, 5.500%, 8/1/37                      222,024
       256,730  FNMA, Pool #929317, 5.500%, 3/1/38                      270,880
        99,037  FNMA, Pool #831811, 6.000%, 9/1/36                      105,708
        30,165  FNMA, Pool #888222, 6.000%, 2/1/37                       32,197
       216,224  FNMA, Pool #911586, 6.000%, 4/1/37                      230,046
       101,000  FNMA 30 Year TBA April 2010,
                  5.000%, 4/25/40                                       104,188
       151,000  FNMA 30 Year TBA April 2010,
                  5.500%, 4/25/40                                       159,140
--------------------------------------------------------------------------------
                TOTAL U.S. GOVERNMENT
                MORTGAGE-BACKED OBLIGATIONS                      $    2,881,076
--------------------------------------------------------------------------------

                U.S. TREASURY OBLIGATIONS -- 17.6%
     1,420,000  U.S. Treasury Note, 4.875%, 6/30/12                   1,537,482
       100,000  U.S. Treasury Note, 3.375%, 7/31/13                     105,235
       860,000  U.S. Treasury Note, 1.875%, 4/30/14                     849,586
--------------------------------------------------------------------------------
                TOTAL U.S. TREASURY OBLIGATIONS                  $    2,492,303
--------------------------------------------------------------------------------

                MORTGAGE-BACKED SECURITIES -- 7.6%
       100,000  Banc of America Commercial
                  Mortgage, Inc., Ser 2007-1,
                  Class A4, 5.451%, 1/15/49                              98,074
        50,000  Banc of America Commercial
                  Mortgage, Inc., Ser 2008-1,
                  Class A4, 6.181%, 2/10/51 (a)                          50,149
        31,000  Banc of America Funding Corp.,
                  Ser 2006-G, Class 3A2,
                  5.750%, 7/20/36 (a)                                    24,569
        15,098  Bear Stearns Adjustable Rate
                  Mortgage Trust, Ser 2004-1,
                  Class 21A1, 3.059%, 4/25/34 (a)                        13,565
        54,000  Bear Stearns Commercial
                  Mortgage Securities, Ser 2007-PW16,
                  Class A4, 5.719%, 6/11/40 (a)                          53,304
        60,000  Bear Stearns Commercial
                  Mortgage Securities, Ser 2007-PW17,
                  Class A4, 5.694%, 6/11/50 (a)                          59,381
       116,443  Citigroup Mortgage Loan Trust, Inc.,
                  Ser 2005-11, Class A2A,
                  4.700%, 12/25/35 (a)                                  106,650
       110,000  Commercial Mortgage Pass Through
                  Certificates, Ser 2007-C9, Class A4,
                  5.816%, 12/10/49 (a)                                  109,982
        62,258  Deutsche ALT-A Securities, Inc.
                  Alternate Loan Trust, Ser 2005-1,
                  Class 1A1, 0.746%, 2/25/35 (a)                         49,414
        83,000  Greenwich Capital Commercial
                  Funding Corp., Ser 2007-GG9,
                  Class A4, 5.444%, 3/10/39                              80,717
        36,309  GSR Mortgage Loan Trust, Ser 2004-9,
                  Class 4A1, 3.252%, 8/25/34 (a)                         34,149
        40,370  GSR Mortgage Loan Trust, Ser 2005-4F,
                  Class 6A1, 6.500%, 2/25/35                             39,714
        25,000  JP Morgan Mortgage Trust, Ser 2003-A2,
                  Class 2A3, 4.691%, 11/25/33 (a)                        23,902
        40,000  JP Morgan Mortgage Trust, Ser 2005-A2,
                  Class 5A2, 4.307%, 4/25/35 (a)                         36,332
        22,598  Nomura Asset Acceptance Corp.,
                  Ser 2005-AP1, Class 2A5,
                  4.855%, 2/25/35                                        17,071
        42,002  Residential Asset Mortgage Products,
                  Inc., Ser 2004-SL1, Class A7,
                  7.000%, 11/25/31                                       42,369
        34,813  Sequoia Mortgage Trust, Ser 2003-5,
                  Class A1, 0.860%, 9/20/33 (a)                          30,763
        27,601  Structured Adjustable Rate
                  Mortgage Loan Trust, Ser 2004-12,
                  Class 6A, 3.215%, 9/25/34 (a)                          24,147
        36,136  Structured Asset Securities Corp.,
                  Ser 2003-26A, Class 3A5,
                  2.533%, 9/25/33 (a)                                    32,288
        95,000  Wachovia Bank Commercial
                  Mortgage Trust, Ser 2007-C34,
                  Class A3, 5.678%, 5/15/46                              91,454
        25,281  WaMu Mortgage Pass Through
                  Certificates, Ser 2004-AR1,
                  Class A, 2.784%, 3/25/34 (a)                           23,406
        21,142  Wells Fargo Mortgage Backed Securities
                  Trust, Ser 2005-AR8, Class 3A2,
                  3.352%, 6/25/35 (a)                                    20,155
        20,149  Wells Fargo Mortgage Backed Securities
                  Trust, Ser 2007-5, Class 2A3,
                  5.500%, 5/25/22                                        18,881
--------------------------------------------------------------------------------
                TOTAL MORTGAGE-BACKED SECURITIES                 $    1,080,436
--------------------------------------------------------------------------------

                SOVEREIGN GOVERNMENT OBLIGATIONS -- 6.0%
       334,000  Australia Government Bond, Ser 126,
                  4.500%, 4/15/20                                       276,888
       105,000  Australia Government Bond, Ser 125,
                  6.250%, 6/15/14                                        99,253
        40,000  Corp. Andina de Fomento,
                  8.125%, 6/4/19                                         46,990
       195,000  New Zealand Government Bond,
                  Ser 1217, 6.000%, 12/15/17                            140,929
       205,000  New Zealand Government Bond,
                  Ser 521, 6.000%, 5/15/21                              145,249
        87,000  United Kingdom Gilt, 4.500%, 3/7/19                     138,437
--------------------------------------------------------------------------------
                TOTAL SOVEREIGN GOVERNMENT
                OBLIGATIONS                                      $      847,746
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Core Plus Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

    PRINCIPAL                                                        MARKET
     AMOUNT                                                          VALUE
--------------------------------------------------------------------------------

                ASSET-BACKED SECURITIES -- 1.0%
$      100,000  American Express Credit Account
                  Master Trust, Ser 2008-1, Class A,
                  0.680%, 8/15/13 (a)                            $      100,258
        17,203  Countrywide Asset-Backed
                  Certificates, Ser 2004-15,
                  Class AF4, 4.614%, 12/25/32 (a)                        17,158
        32,518  Morgan Stanley Home Equity
                  Loan Trust, Ser 2007-2,
                  Class A1, 0.346%, 4/25/37 (a)                          28,079
--------------------------------------------------------------------------------
                TOTAL ASSET-BACKED SECURITIES                    $      145,495
--------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS -- 1.1%
       155,000  Canadian Treasury Bill, 0.000%, 5/27/10                 152,545
--------------------------------------------------------------------------------

                                                                     MARKET
     SHARES                                                          VALUE
--------------------------------------------------------------------------------

                INVESTMENT FUND -- 10.5%
     1,489,027  Touchstone Institutional
                  Money Market Fund^                             $    1,489,027
--------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 108.4%
                (Cost $15,317,771)                               $   15,372,808

                LIABILITIES IN
                EXCESS OF OTHER ASSETS -- (8.4%)                     (1,189,927)
--------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                             $   14,182,881
================================================================================

(a) Variable rate security - the rate reflected is the rate in effect as of March 31, 2010.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

PORTFOLIO ABBREVIATIONS:

FNMA - Federal National Mortgage Association

FHLMC - Federal Home Loan Mortgage Corp.

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities were valued at $890,759 or 6.3% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION            LEVEL 1          LEVEL 2        LEVEL 3          TOTAL
--------------------------------------------------------------------------------
Corporate
  Bonds               $       --      $6,331,170     $       --      $ 6,331,170
U.S. Government
  Mortgage-Backed
  Obligations                 --       2,881,076             --        2,881,076
U.S. Treasury
   Obligations                --       2,492,303             --        2,492,303
Investment
  Fund                 1,489,027              --             --        1,489,027
Mortgage-Backed
  Securities                  --       1,080,436             --        1,080,436
Sovereign
  Government
  Obligations            138,437         662,319             --          800,756
Short-Term
  Investments                 --         152,545             --          152,545
Asset-Backed
  Securities                  --         145,495             --          145,495
                                                                     ===========
                                                                     $15,372,808

                                    LEVEL 1     LEVEL 2    LEVEL 3       TOTAL
--------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS*
Forward
  Currency
  Contracts                       $       --  $  (6,152)  $       --   $ (6,152)


* Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Core Plus Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                 CONTRACT TO                        UNREALIZED
                   ----------------------------------------        APPRECIATION/
VALUE DATE                RECEIVE              DELIVER            (DEPRECIATION)
--------------------------------------------------------------------------------
05/11/2010         AUD         31,000     USD        27,836           $     502
04/07/2010         EUR         35,878     USD        49,332                (870)
04/07/2010         EUR         36,074     USD        51,803              (3,076)
05/11/2010         USD         44,630     AUD        49,000                (165)
05/11/2010         USD         41,344     AUD        45,520                (270)
05/11/2010         USD        103,111     AUD       119,000              (5,676)
05/11/2010         USD         48,016     CAD        49,000                (255)
05/11/2010         USD         25,300     CAD        27,000              (1,298)
04/07/2010         USD        102,963     EUR        71,952               5,775
05/17/2010         USD         63,966     GBP        42,500                (532)
05/17/2010         USD         77,557     GBP        49,700               2,133
05/11/2010         USD         42,127     NZD        60,000                (398)
05/11/2010         USD         45,724     NZD        65,000                (345)
05/11/2010         USD         55,024     NZD        80,000              (1,677)
                                                                      ---------
                                                                      $  (6,152)
                                                                      =========

--------------------------------------------------------------------------------
Portfolio of Investments
Emerging Markets Equity Fund - March 31, 2010 (Unaudited)
--------------------------------------------------------------------------------

                                                                    MARKET
PREFERRED STOCKS -- 1.3%                               SHARES        VALUE
--------------------------------------------------------------------------------

MATERIALS -- 1.3%
Vale SA (Preference) (Brazil)                             7,968  $      220,910

COMMON STOCKS -- 91.0%
FINANCIALS -- 22.1%
Akbank TAS (Turkey)                                      45,158         291,611
Banco Bradesco SA (Preference) (Brazil)                  16,454         300,979
Bank Mandiri Tbk PT (Indonesia)                         392,000         230,715
Busan Bank (South Korea)                                 17,820         191,503
China Overseas Land & Investment Ltd.
    (Hong Kong)                                         126,400         285,549
CIMB Group Holdings Bhd (Malaysia)                       50,500         217,767
First Pacific Co. (Hong Kong)                           365,700         236,917
Grupo Financiero Banorte SAB de
    CV - Class O (Mexico)                                38,741         171,827
Industrial & Commercial Bank of
    China (China)                                       243,300         185,510
JPM Bharat Forge Ltd Pnote (Netherlands)*                16,800          95,063
JPM Bharat Heavy Electricals Pnote,
    Series 0005 (Netherlands)*                            1,900         101,051
JPM ITC Ltd Pnote, Series 000H
    (Netherlands)*                                       16,500          96,559
JPM Oil & Natural Gas Corp. Ltd Pnote,
    Series 000J (Netherlands)*                            3,700          90,438
JPM Piramal Healthcare Ltd Pnote,
    Series 0003 (Netherlands)*                           10,800         102,053
Kasikornbank PCL (Thailand)                              78,000         248,385
Keppel Land Ltd. (Singapore)                             79,900         209,609
Land and Houses PCL (Thailand)                          526,900         101,812
Shinhan Financial Group Co. Ltd.
    (South Korea)                                         4,080         160,407
Standard Bank Group Ltd. (South Africa)                  13,517         212,670
Wharf Holdings Ltd. (Hong Kong)                          44,300         249,623
--------------------------------------------------------------------------------
                                                                      3,780,048
--------------------------------------------------------------------------------

MATERIALS -- 16.0%
China BlueChemical Ltd. (China)                         348,300         226,990
Cia de Minas Buenaventura SA ADR (Peru)                   5,798         179,564
Eldorado Gold Corp. (Canada)*                            24,032         288,948
Fibria Celulose SA (Brazil)*                             10,677         231,055
Fresnillo PLC (United Kingdom)                           14,100         181,425
Gerdau SA (Preference) (Brazil)                          15,216         247,559
Impala Platinum Holdings Ltd. (South Africa)              8,108         238,215
POSCO (South Korea)                                         519         242,378
Randgold Resources Ltd. ADR (Jersey, C.I.)                4,528         347,886
Siam Cement PCL (Thailand)                               10,200          82,622
Siam Cement PCL (Non-Voting) (Thailand)                  10,400          82,634
Vale SA ADR (Brazil)                                      7,258         233,635
Yamana Gold, Inc. (Canada)                               15,735         155,692
--------------------------------------------------------------------------------
                                                                      2,738,603
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 14.8%
Cafe de Coral Holdings Ltd. (Hong Kong)                  70,600         166,220
Consorcio ARA SAB de CV (Mexico)*                       154,771         104,270
Daphne International Holdings Ltd.
    (Hong Kong)                                         267,200         258,108
Foschini Ltd. (South Africa)                             24,504         225,400
Genting Malaysia BHD (Malaysia)                         183,300         161,347
Giant Manufacturing Co. Ltd. (Taiwan)                    60,000         174,020
Grupo Televisa SA ADR (Mexico)                            7,928         166,646
Hankook Tire Co. Ltd. (South Korea)                      10,770         204,331
JD Group Ltd. (South Africa)                             31,203         189,562
Lojas Americanas SA (Preference) (Brazil)                30,812         229,359
Lojas Renner SA (Brazil)                                 14,126         324,422
Ports Design Ltd. (Hong Kong)                            96,800         245,609
Shangri-La Asia Ltd. (Hong Kong)                         37,800          74,196
--------------------------------------------------------------------------------
                                                                      2,523,490
--------------------------------------------------------------------------------

ENERGY -- 9.9%
CNOOC Ltd. (Hong Kong)                                  140,200         230,771
PetroChina Co. Ltd. - Class H (China)                    62,400          72,975
Petroleo Brasileiro SA (Preference) (Brazil)             20,904         413,852
PTT Exploration & Production PCL (Thailand)              32,300         147,295
Reliance Industries Ltd. GDR 144A, (India)                4,400         212,080
Tenaris SA ADR (Luxembourg)                               5,688         244,243
Thai Oil PCL (Thailand)                                 111,900         172,979
Tupras Turkiye Petrol Rafine (Turkey)                     8,678         197,279
--------------------------------------------------------------------------------
                                                                      1,691,474
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 8.3%
British American Tobacco Malaysia Bhd
    (Malaysia)                                           13,200         178,699
Fomento Economico Mexicano SAB de
    CV ADR (Mexico)                                       2,329         110,697
Kimberly-Clark de Mexico SAB de
    CV - Class A (Mexico)                                36,200         204,649
Massmart Holdings Ltd. (South Africa)                    17,215         256,460
SABMiller PLC (United Kingdom)                            6,208         181,987
Tingyi Cayman Islands Holding Corp.
    (China)                                             118,900         281,163
Wal-Mart de Mexico SAB de CV (Mexico)                    39,610         202,943
--------------------------------------------------------------------------------
                                                                      1,416,598
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 8.0%
ASM Pacific Technology Ltd. (Hong Kong)                  29,800         282,294
Infosys Technologies Ltd. ADR (India)                     5,178         304,725
Samsung Electronics Co. Ltd. (South Korea)                  319         230,800
Taiwan Semiconductor Manufacturing Co.
    Ltd. (Taiwan)                                        96,000         185,924
VTech Holdings Ltd. (Hong Kong)                          34,000         367,842
--------------------------------------------------------------------------------
                                                                      1,371,585
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 4.3%
America Movil SAB de CV, Series L ADR
    (Mexico)                                              4,308         216,865
MTN Group Ltd. (South Africa)*                           13,226         203,371
Telekomunikasi Indonesia Tbk PT (Indonesia)             208,600         184,734
Turkcell Iletisim Hizmet AS (Turkey)                     21,335         130,040
--------------------------------------------------------------------------------
                                                                        735,010
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Emerging Markets Equity Fund (Continued)
--------------------------------------------------------------------------------

                                                                    MARKET
COMMON STOCKS -- 91.0% (CONTINUED)                     SHARES        VALUE
--------------------------------------------------------------------------------

INDUSTRIALS -- 4.0%
All America Latina Logistica SA (Brazil)                 27,253  $      248,952
Trakya Cam Sanayi AS (Turkey)*                          138,535         200,828
Weichai Power Co. Ltd. - Class H (China)                 28,500         238,595
--------------------------------------------------------------------------------
                                                                        688,375
--------------------------------------------------------------------------------

UTILITIES -- 2.3%
Cez AS (Czech Republic)                                   4,008         189,344
Cia Energetica de Minas Gerais (Preference)
    (Brazil)                                             12,326         203,656
--------------------------------------------------------------------------------
                                                                        393,000
--------------------------------------------------------------------------------

HEALTH CARE -- 1.3%
Teva Pharmaceutical Industries Ltd. ADR
    (Israel)                                              3,589         226,394
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $   15,564,577
--------------------------------------------------------------------------------

INVESTMENT FUND -- 5.2%
Touchstone Institutional
    Money Market Fund^                                  895,928         895,928
--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                     WARRANTS
--------------------------------------------------------------------------------
WARRANTS -- 0.3%
JP Morgan Structured Products,
    expiring 8/25/14                                      2,000          47,798
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 97.8%
(Cost $15,462,097)                                               $   16,729,213

OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.2%                           374,600
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $   17,103,813
================================================================================

*  Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

PORTFOLIO ABBREVIATIONS:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

MTN - Medium Term Note

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities were valued at $212,080 or 1.2% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION           LEVEL 1         LEVEL 2        LEVEL 3          TOTAL
--------------------------------------------------------------------------------
Common
  Stocks         $   15,564,577   $          --   $         --    $   15,564,577
Investment
  Fund                  895,928              --             --           895,928
Preferred
  Stocks                220,910              --             --           220,910
Warrants                 47,798              --             --            47,798
                                                                  ==============
                                                                  $   16,729,213


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Focused Equity Fund - March 31, 2010 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 97.1%                                   SHARES        VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 19.4%
Cisco Systems, Inc.*                                      1,642  $       42,741
Dell, Inc.*                                               5,261          78,967
Intel Corp.                                               1,941          43,207
Microsoft Corp.                                           1,971          57,691
Motorola, Inc.*                                           5,139          36,076
Nokia Corp. ADR                                          11,385         176,923
--------------------------------------------------------------------------------
                                                                        435,605
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 17.6%
Comcast Corp. - Class A                                   2,553          48,048
International Speedway Corp. - Class A                    1,406          36,233
Sears Holdings Corp.*                                       233          25,264
Sony Corp. ADR                                            1,181          45,244
Sotheby's                                                 1,257          39,080
Time Warner Cable, Inc.                                   3,765         200,712
--------------------------------------------------------------------------------
                                                                        394,581
--------------------------------------------------------------------------------

FINANCIALS -- 17.3%
Allstate Corp.                                            2,726          88,077
American Express Co.                                        979          40,393
Bank of America Corp.                                     5,279          94,230
PNC Financial Services Group, Inc.                        1,493          89,132
SEI Investments Co.                                       3,477          76,390
--------------------------------------------------------------------------------
                                                                        388,222
--------------------------------------------------------------------------------

INDUSTRIALS -- 15.6%
AGCO Corp.*                                               2,934         105,242
Cornell Cos., Inc.*                                       4,331          79,301
FedEx Corp.                                                 433          40,442
Norfolk Southern Corp.                                    2,249         125,697
--------------------------------------------------------------------------------
                                                                        350,682
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 11.8%
CVS Caremark Corp.                                        1,627          59,483
Dean Foods Co.*                                           4,747          74,480
Heineken NV ADR                                           2,896          74,138
Kraft Foods, Inc. - Class A                               1,903          57,547
--------------------------------------------------------------------------------
                                                                        265,648
--------------------------------------------------------------------------------

HEALTH CARE -- 8.8%
Genzyme Corp.*                                            1,943         100,706
Merck & Co., Inc.                                         1,073          40,076
UnitedHealth Group, Inc.                                  1,713          55,964
--------------------------------------------------------------------------------
                                                                        196,746
--------------------------------------------------------------------------------

ENERGY -- 4.0%
Royal Dutch Shell PLC ADR                                 1,636          90,520
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 2.6%
Telus Corp.                                               1,638          58,673
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $    2,180,677
--------------------------------------------------------------------------------

INVESTMENT FUND -- 3.3%
Touchstone Institutional
    Money Market Fund^                                   74,833          74,833
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.4%
(Cost $2,110,238)                                                $    2,255,510

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)                          (9,855)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $    2,245,655
================================================================================

*  Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

PORTFOLIO ABBREVIATIONS:

ADR - American Depositary Receipt

PLC - Public Limited Company

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION         LEVEL 1         LEVEL 2         LEVEL 3            TOTAL
--------------------------------------------------------------------------------
Common
  Stocks       $    2,180,677   $           --   $           --   $    2,180,677
Investment
  Fund                 74,833               --               --           74,833
                                                                  ==============
                                                                  $    2,255,510

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Global Equity Fund - March 31, 2010 (Unaudited)
--------------------------------------------------------------------------------

                                                                      MARKET
PREFERRED STOCKS -- 1.4%                                SHARES        VALUE
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.4%
Henkel AG & Co. KGaA (Germany)                              881  $       47,361
--------------------------------------------------------------------------------

COMMON STOCKS -- 90.1%
INDUSTRIALS -- 22.2%
Ansaldo STS SpA (Italy)                                   5,080         103,954
Central Japan Railway Co. (Japan)                            13          99,000
De La Rue PLC (United Kingdom)                            2,944          41,387
Doosan Heavy Industries and
    Construction Co. Ltd. (South Korea)                     765          61,303
G4S PLC (United Kingdom)                                 21,570          85,586
Invensys PLC (United Kingdom)                            10,300          53,246
Japan Steel Works Ltd. (Japan)                           10,000         114,553
Kansas City Southern (United States)*                     1,400          50,638
Prysmian SpA (Italy)                                      2,200          43,236
Shaw Group, Inc. (United States)*                         3,640         125,290
--------------------------------------------------------------------------------
                                                                        778,193
--------------------------------------------------------------------------------

MATERIALS -- 16.9%
Agnico-Eagle Mines Ltd. (Canada)                          2,040         113,568
Goldcorp, Inc. (Canada)                                   2,100          78,162
Lihir Gold Ltd. (Papua New Guinea)                       29,500          82,016
Monsanto Co. (United States)                                500          35,710
Newmont Mining Corp. (United States)                      1,380          70,283
Syngenta AG (Switzerland)                                   294          81,642
Yamana Gold, Inc. (Canada)                                7,000          68,950
Yara International ASA (Norway)                           1,400          60,775
--------------------------------------------------------------------------------
                                                                        591,106
--------------------------------------------------------------------------------

HEALTH CARE -- 13.1%
Bayer AG (Germany)                                        1,008          68,089
Bristol-Myers Squibb Co. (United States)                  4,600         122,821
Novartis AG (Switzerland)                                 1,424          76,913
Sanofi-Aventis SA (France)                                  822          61,277
Tsumura & Co. (Japan)                                     2,100          60,982
Varian Medical Systems, Inc. (United States)*             1,260          69,716
--------------------------------------------------------------------------------
                                                                        459,798
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 11.0%
Cott Corp. (Canada)*                                      6,660          51,615
Davide Campari-Milano SpA (Italy)                         6,250          66,818
Hain Celestial Group, Inc./The (United States)*           1,960          34,006
Kimberly-Clark Corp. (United States)                        440          27,667
Koninklijke Ahold NV (Netherlands)                        4,820          64,258
Sara Lee Corp. (United States)                            7,450         103,779
Thai Beverage PCL (Thailand)                            173,000          36,481
--------------------------------------------------------------------------------
                                                                        384,624
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 10.0%
Bezeq Israeli Telecommunication Corp. Ltd.
    (Israel)                                             29,700          84,294
France Telecom SA (France)                                2,120          50,727
Hutchison Telecommunications Hong Kong
    Holdings Ltd. (Hong Kong)                           286,000          49,360
Koninklijke KPN NV (Netherlands)                          5,130          81,279
Millicom International Cellular SA
    (United States)                                         420          37,443
Swisscom AG (Switzerland)                                   133          48,538
--------------------------------------------------------------------------------
                                                                        351,641
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 9.3%
Genting Bhd (Malaysia)                                   53,800         108,903
Sony Corp. (Japan)                                        1,700          65,094
Television Broadcasts Ltd. (Hong Kong)                   20,000          96,855
TomTom NV (Netherlands)*                                  6,470          54,716
--------------------------------------------------------------------------------
                                                                        325,568
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 3.4%
Check Point Software Technologies Ltd.
    (Israel)*                                               940          32,957
Nokia OYJ (Finland)                                       1,320          20,557
Yahoo! Japan Corp. (Japan)                                  180          65,554
--------------------------------------------------------------------------------
                                                                        119,068
--------------------------------------------------------------------------------

UTILITIES -- 3.4%
Allegheny Energy, Inc. (United States)                    2,400          55,200
CLP Holdings Ltd. (Hong Kong)                             9,000          64,334
--------------------------------------------------------------------------------
                                                                        119,534
--------------------------------------------------------------------------------

ENERGY -- 0.8%
PA Resources AB (Sweden)*                                 7,860          27,104
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $    3,156,636
--------------------------------------------------------------------------------

INVESTMENT FUND -- 3.2%
Touchstone Institutional
    Money Market Fund^                                  113,361         113,361
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 94.7%
(Cost $3,271,334)                                                $    3,317,358

OTHER ASSETS IN EXCESS OF LIABILITIES -- 5.3%                           186,019
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $    3,503,377
================================================================================

*  Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

PORTFOLIO ABBREVIATIONS:

PLC - Public Limited Company

--------------------------------------------------------------------------------
Global Equity Fund (Continued)
--------------------------------------------------------------------------------

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION          LEVEL 1        LEVEL 2          LEVEL 3          TOTAL
--------------------------------------------------------------------------------
Common
  Stocks        $    3,156,636  $            --  $            --  $    3,156,636
Investment
   Fund                113,361               --               --         113,361
Preferred
  Stocks                47,361               --               --          47,361
                                                                  ==============
                                                                  $    3,317,358

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Global Real Estate Fund - March 31, 2010 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 97.1%                                   SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 97.1%
Alexandria Real Estate Equities, Inc. REIT
    (United States)                                         333  $       22,511
Alstria Office REIT-AG REIT (Germany)                     2,028          23,284
American Campus Communities, Inc. REIT
    (United States)                                         890          24,617
Ascendas Real Estate Investment Trust REIT
    (Singapore)                                          25,860          35,492
AvalonBay Communities, Inc. REIT
    (United States)                                         750          64,762
Big Yellow Group PLC REIT
    (United Kingdom)*                                     3,035          15,657
BioMed Realty Trust, Inc. REIT (United States)            2,105          34,817
Boston Properties, Inc. REIT (United States)              1,225          92,414
Brandywine Realty Trust REIT (United States)              1,930          23,565
BRE Properties, Inc. REIT (United States)                 1,130          40,397
British Land Co. PLC REIT (United Kingdom)                7,822          57,100
Camden Property Trust REIT (United States)                  425          17,693
Canadian Apartment Properties REIT (Canada)               1,470          20,768
CapitaCommercial Trust REIT (Singapore)                  25,790          19,910
CapitaLand Ltd. (Singapore)                              33,330          94,585
CapitaMall Trust REIT (Singapore)                        12,380          15,664
CapitaMalls Asia Ltd. (Singapore)*                       13,800          22,294
CFS Retail Property Trust REIT (Australia)               20,760          35,716
China Overseas Land & Investment Ltd.
    (Hong Kong)                                          28,600          64,610
China Resources Land Ltd. (Hong Kong)                     9,880          21,480
Commonwealth Property Office Fund REIT
    (Australia)                                          24,370          20,237
Corio NV REIT (Netherlands)                               1,041          69,510
Corporate Office Properties Trust SBI MD REIT
    (United States)                                         510          20,466
Crombie Real Estate Investment Trust REIT
    (Canada)                                                945          11,165
Derwent London PLC REIT (United Kingdom)                  1,290          26,738
Developers Diversified Realty Corp. REIT
    (United States)                                       3,340          40,648
Development Securities PLC (United Kingdom)               1,465           6,069
Dexus Property Group REIT (Australia)                    52,540          39,049
Digital Realty Trust, Inc. REIT (United States)           1,033          55,989
Douglas Emmett, Inc. REIT (United States)                 1,600          24,592
Duke Realty Corp. REIT (United States)                    4,880          60,512
Equity Residential REIT (United States)                   2,370          92,785
Eurocommercial Properties NV REIT
    (Netherlands)                                           848          34,076
Fukuoka REIT Co. REIT (Japan)                                 2          10,664
General Growth Properties, Inc. REIT
    (United States)                                         600           9,654
Glimcher Realty Trust REIT (United States)                2,825          14,323
GPT Group REIT (Australia)                               98,640          52,042
Great Portland Estates PLC REIT
    (United Kingdom)                                      2,150          10,257
Hammerson PLC REIT (United Kingdom)                       4,807          28,694
HCP, Inc. REIT (United States)                            2,540          83,820
Health Care REIT, Inc. REIT (United States)               1,010          45,682
Helical Bar PLC (United Kingdom)                          3,220          16,509
Henderson Land Development Co., Ltd.
    (Hong Kong)                                           5,430          38,255
Hongkong Land Holdings Ltd. (Hong Kong)                  14,340          72,704
Host Hotels & Resorts, Inc. REIT (United States)          3,283          48,096
Hufvudstaden AB - Class A (Sweden)                        2,352          20,114
Japan Excellent, Inc. REIT (Japan)                            3          14,311
Japan Real Estate Investment Corp. REIT
    (Japan)                                                   2          17,049
Kenedix Realty Investment Corp. REIT (Japan)                  4          10,743
Kerry Properties Ltd. (Hong Kong)                        15,300          82,075
Kimco Realty Corp. REIT (United States)                   3,985          62,325
Klepierre REIT (France)                                     919          36,097
Land Securities Group PLC REIT
    (United Kingdom)                                      4,590          47,220
LaSalle Hotel Properties REIT (United States)             1,215          28,310
Macerich Co. REIT (United States)                           979          37,505
Mack-Cali Realty Corp. REIT (United States)                 995          35,074
Mitsubishi Estate Co., Ltd. (Japan)                       8,000         130,916
Mitsui Fudosan Co., Ltd. (Japan)                          5,000          84,871
Morguard Real Estate Investment Trust REIT
    (Canada)                                              3,515          47,204
Nationwide Health Properties, Inc. REIT
    (United States)                                       1,010          35,501
Nippon Building Fund, Inc. REIT (Japan)                       2          17,220
Norwegian Property ASA (Norway)*                         17,000          35,471
ProLogis REIT (United States)                             1,962          25,898
ProLogis European Properties (Luxembourg)*                1,600          11,266
Public Storage REIT (United States)                         965          88,770
Quintain Estates & Development PLC
    (United Kingdom)*                                     6,660           5,735
Regency Centers Corp. REIT (United States)                  960          35,971
RioCan Real Estate Investment Trust REIT
    (Canada)                                              4,450          80,965
Segro PLC REIT (United Kingdom)                           4,255          20,634
Shenzhen Investment Ltd. (Hong Kong)                     71,000          26,336
Shimao Property Holdings Ltd. (Hong Kong)                 8,370          15,394
Simon Property Group, Inc. REIT
    (United States)                                       1,926         161,591
Sino Land Co., Ltd. (Hong Kong)                          25,320          49,634
SL Green Realty Corp. REIT (United States)                  910          52,116
Societe de la Tour Eiffel REIT (France)                     172          14,406
Sumitomo Realty & Development Co., Ltd.
    (Japan)                                               3,425          65,170
Sun Hung Kai Properties Ltd. (Hong Kong)                 16,530         248,667
Swire Pacific Ltd. - Class A (Hong Kong)                  1,780          21,413
Unibail-Rodamco SE REIT (France)                          1,089         220,639
United Urban Investment Corp. REIT (Japan)                    3          17,263
Ventas, Inc. REIT (United States)                         1,640          77,867
Vornado Realty Trust REIT (United States)                   980          74,186
Wereldhave NV REIT (Netherlands)                            154          14,760
Westfield Group REIT (Australia)                         21,400         236,807
Wharf Holdings Ltd. (Hong Kong)                          12,450          70,154
Wihlborgs Fastigheter AB (Sweden)                         1,041          21,985
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $    4,079,505
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Global Real Estate Fund (Continued)
--------------------------------------------------------------------------------

                                                                       MARKET
                                                        SHARES         VALUE
--------------------------------------------------------------------------------

INVESTMENT FUND -- 4.1%
Touchstone Institutional
    Money Market Fund^                                  174,435  $      174,435
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 101.2%
(Cost $4,063,395)                                                $    4,253,940

LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.2%)                         (48,826)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $    4,205,114
================================================================================

*  Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

PORTFOLIO ABBREVIATIONS:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION         LEVEL 1         LEVEL 2          LEVEL 3           TOTAL
--------------------------------------------------------------------------------
Common
  Stocks       $    4,011,533   $       67,972   $           --   $    4,079,505
Investment
  Fund                174,435               --               --          174,435
                                                                  ==============
                                                                  $    4,253,940

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Healthcare and Biotechnology Fund - March 31, 2010 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 94.3%                                   SHARES        VALUE
--------------------------------------------------------------------------------

HEALTH CARE -- 94.3%
Abbott Laboratories                                      28,960  $    1,525,613
Acorda Therapeutics, Inc.*                               17,380         594,396
Aetna, Inc.                                              35,190       1,235,521
Alexion Pharmaceuticals, Inc.*                           19,130       1,040,098
Align Technology, Inc.*                                  14,370         277,916
Allergan, Inc.                                            7,480         488,594
Allscripts-Misys Healthcare Solutions, Inc.* +           12,240         239,414
AmerisourceBergen Corp. +                                39,920       1,154,486
Bruker Corp.*                                            14,750         216,088
Cardinal Health, Inc.                                    10,150         365,705
Cerner Corp.* +                                           2,060         175,224
Charles River Laboratories International, Inc.*          10,100         397,031
CIGNA Corp.                                              18,890         690,996
Community Health Systems, Inc.*                           7,480         276,236
DaVita, Inc.*                                             7,070         448,238
Dr. Reddy's Laboratories Ltd. ADR +                      10,260         289,640
Edwards Lifesciences Corp.*                               1,950         192,816
Emergency Medical Services Corp. - Class A*              11,370         642,974
Express Scripts, Inc.*                                    5,800         590,208
Gilead Sciences, Inc.*                                   33,280       1,513,574
Healthsouth Corp.* +                                     14,450         270,215
Henry Schein, Inc.*                                       3,350         197,315
Hospira, Inc.*                                           12,040         682,066
Human Genome Sciences, Inc.* +                           26,160         790,032
ICON PLC ADR*                                            32,310         852,984
Impax Laboratories, Inc.*                                13,800         246,744
InterMune, Inc.* +                                        4,000         178,280
Intuitive Surgical, Inc.*                                 1,380         480,419
LHC Group, Inc.* +                                        9,680         324,570
McKesson Corp.                                            7,070         464,640
Merck & Co., Inc.                                        57,970       2,165,180
Mindray Medical International Ltd. ADR +                  4,400         160,248
Novartis AG ADR                                          10,110         546,951
Pfizer, Inc.                                            165,169       2,832,648
Pharmasset, Inc.*                                         6,160         165,088
PSS World Medical, Inc.*                                 10,110         237,686
Psychiatric Solutions, Inc.* +                           23,310         694,638
Quality Systems, Inc.                                     2,640         162,202
Salix Pharmaceuticals Ltd.*                               9,930         369,893
Shire PLC ADR                                            12,350         814,606
SXC Health Solutions Corp.*                               4,480         301,414
Tenet Healthcare Corp.* +                                76,170         435,692
Teva Pharmaceutical Industries Ltd. ADR                  21,960       1,385,237
Thermo Fisher Scientific, Inc.*                           6,900         354,936
United Therapeutics Corp.*                               23,390       1,294,169
UnitedHealth Group, Inc.                                 28,590         934,035
Waters Corp.* +                                           5,430         366,742
Watson Pharmaceuticals, Inc.*                            11,790         492,468
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $   30,555,866
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS -- 4.7%
HEALTH CARE -- 4.7%
Alcon, Inc.                                               5,145         831,226
Biovail Corp. +                                          23,690         397,281
Hikma Pharmaceuticals PLC                                20,370         195,339
Protalix BioTherapeutics, Inc.* +                        15,590         102,271
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS                                      $    1,526,117
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 13.5%
Invesco AIM Liquid Assets Portfolio**                 4,347,725       4,347,725
Touchstone Institutional
    Money Market Fund^                                   20,985          20,985
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                           $    4,368,710
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 112.5%
(Cost $30,466,460)                                               $   36,450,693

LIABILITIES IN EXCESS OF OTHER ASSETS -- (12.5%)                     (4,060,855)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $   32,389,838
================================================================================

*  Non-income producing security.

+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2010, was $4,206,975.

** Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

PORTFOLIO ABBREVIATIONS:

ADR - American Depositary Receipt

PLC - Public Limited Company

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION         LEVEL 1         LEVEL 2           LEVEL 3          TOTAL
--------------------------------------------------------------------------------
Common
  Stocks       $   32,081,983  $            --   $            --  $   32,081,983
Investment
  Fund              4,368,710               --                --       4,368,710
                                                                  ==============
                                                                  $   36,450,693

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Intermediate Fixed Income Fund - March 31, 2010 (Unaudited)
--------------------------------------------------------------------------------

    PRINCIPAL                                                        MARKET
     AMOUNT                                                          VALUE
--------------------------------------------------------------------------------

                CORPORATE BONDS -- 54.1%
                FINANCIALS -- 22.1%
$       75,000  ACE Ina Holdings, Inc., 5.700%, 2/15/17          $       81,021
       370,000  Allstate Life Global Funding Trusts,
                  5.375%, 4/30/13                                       403,059
        25,000  American Express Bank FSB,
                  5.500%, 4/16/13                                        26,774
       200,000  American Express Co., 7.000%, 3/19/18                   227,158
       150,000  American Express Co., 4.875%, 7/15/13                   158,214
       210,000  American International Group, Inc.,
                  5.450%, 5/18/17                                       193,188
       125,000  Ameriprise Financial, Inc.,
                  5.650%, 11/15/15                                      136,022
       275,000  Bank of America Corp., 7.400%, 1/15/11                  287,759
       200,000  Bank of America Corp., 5.750%, 12/1/17                  205,055
        30,000  Bank of America Corp., 5.750%, 8/15/16                   30,734
       200,000  Bank of America Corp., Ser MTNL,
                  5.650%, 5/1/18                                        202,334
        45,000  Bank One Corp., 5.900%, 11/15/11                         48,010
       200,000  Barclays Bank PLC, 5.450%, 9/12/12                      215,598
        40,000  Barclays Bank PLC, 6.750%, 5/22/19                       44,252
       500,000  Barclays Bank PLC, Ser 1, 5.000%, 9/22/16               513,935
       915,000  BB&T Corp., 6.850%, 4/30/19                           1,040,261
       325,000  BB&T Corp., 4.750%, 10/1/12                             342,719
       150,000  Bear Stearns Cos. LLC, 5.700%, 11/15/14                 163,351
        30,000  Bear Stearns Cos. LLC, 6.400%, 10/2/17                   33,142
       500,000  Berkshire Hathaway Finance Corp.,
                  5.000%, 8/15/13                                       546,040
       375,000  Berkshire Hathaway, Inc., 3.200%, 2/11/15               378,201
     1,500,000  Boston Properties LP, 5.875%, 10/15/19                1,557,156
        15,000  Capital One Financial Corp.,
                  4.800%, 2/21/12                                        15,579
       350,000  Capital One Financial Corp.,
                  5.700%, 9/15/11                                       365,802
       250,000  Citigroup, Inc., 6.125%, 11/21/17                       257,168
       175,000  Citigroup, Inc., 5.850%, 8/2/16                         179,472
       500,000  Citigroup, Inc., 2.875%, 12/9/11                        515,916
       545,000  Citigroup, Inc., 5.000%, 9/15/14                        544,232
        40,000  CME Group, Inc., 5.750%, 2/15/14                         43,913
       200,000  Deutsche Bank AG, 6.000%, 9/1/17                        219,289
       475,000  Fifth Third Bancorp, 6.250%, 5/1/13                     510,835
       175,000  General Electric Capital Corp.,
                  5.625%, 5/1/18                                        182,877
       275,000  General Electric Capital Corp.,
                  5.400%, 2/15/17                                       287,685
     1,900,000  General Electric Capital Corp., Ser MTNA,
                  5.450%, 1/15/13                                     2,056,108
       400,000  General Electric Capital Corp., Ser MTNA,
                  6.000%, 6/15/12                                       433,526
       110,000  Genworth Financial, Inc., 5.750%, 6/15/14               112,364
        50,000  GMAC, Inc., 2.200%, 12/19/12                             50,751
       315,000  Goldman Sachs Group, Inc.,
                  5.150%, 1/15/14                                       334,106

        35,000  Goldman Sachs Group, Inc.,
                  6.150%, 4/1/18                                         37,033
       500,000  Goldman Sachs Group, Inc.,
                  5.625%, 1/15/17                                       512,352
       255,000  HCP, Inc., 5.650%, 12/15/13                             266,554
       300,000  HSBC Finance Corp., 5.500%, 1/19/16                     315,136
       185,000  HSBC Finance Corp., 5.000%, 6/30/15                     192,656
       500,000  Jefferies Group, Inc., 8.500%, 7/15/19                  554,672
       385,000  JPMorgan Chase & Co., 5.125%, 9/15/14                   406,714
       275,000  JPMorgan Chase & Co., 5.375%, 10/1/12                   297,582
       230,000  KeyBank NA, 3.200%, 6/15/12                             238,862
       100,000  KeyBank NA, 5.800%, 7/1/14                              102,274
       530,000  Keycorp, 6.500%, 5/14/13                                565,992
       470,000  Kimco Realty Corp., 5.700%, 5/1/17                      471,365
        85,000  M&I Marshall & Ilsley Bank,
                  4.850%, 6/16/15                                        75,588
       215,000  Merrill Lynch & Co., Inc., 6.400%, 8/28/17              226,594
        75,000  Merrill Lynch & Co., Inc., 6.150%, 4/25/13               80,753
       400,000  Merrill Lynch & Co., Inc., 5.450%, 7/15/14              418,342
       170,000  MetLife, Inc., 6.125%, 12/1/11                          181,876
        20,000  MetLife, Inc., 5.000%, 6/15/15                           20,971
       125,000  Morgan Stanley, 5.500%, 1/26/20                         122,267
       170,000  Morgan Stanley, 4.750%, 4/1/14                          173,583
       100,000  National Australia Bank Ltd., Ser A,
                  8.600%, 5/19/10                                       101,002
     1,200,000  PNC Funding Corp., 5.625%, 2/1/17                     1,238,200
       290,000  PNC Funding Corp., 2.300%, 6/22/12                      296,579
       125,000  Principal Life Income Funding Trusts,
                  5.100%, 4/15/14                                       130,987
       535,000  ProLogis, 7.625%, 8/15/14                               584,964
        30,000  Prudential Financial, Inc., 4.750%, 9/17/15              30,878
       125,000  Prudential Financial, Inc., Ser MTNB,
                  4.750%, 4/1/14                                        129,073
       535,000  Regency Centers LP, 6.750%, 1/15/12                     563,707
        25,000  Simon Property Group LP,
                  5.750%, 12/1/15                                        26,447
       300,000  SunTrust Bank, Inc., 6.375%, 4/1/11                     313,191
       200,000  SunTrust Banks, Inc., 5.250%, 11/5/12                   210,941
     1,000,000  Travelers Cos., Inc., 5.900%, 6/2/19                  1,093,697
       100,000  Travelers Cos., Inc., 5.500%, 12/1/15                   108,877
       250,000  Union Planters Corp., 4.375%, 12/1/10                   251,255
       185,000  Wachovia Bank NA, 5.000%, 8/15/15                       191,872
       375,000  Wachovia Corp., 5.750%, 2/1/18                          398,652
       170,000  Wells Fargo & Co., 4.950%, 10/16/13                     179,594
--------------------------------------------------------------------------------
                                                                     24,054,688
--------------------------------------------------------------------------------

                UTILITIES -- 8.6%
        20,000  Arizona Public Service Co.,
                  8.750%, 3/1/19                                         24,238
     1,300,000  Boardwalk Pipelines LLC,
                  5.750%, 9/15/19                                     1,342,970
       150,000  Consolidated Edison Co. of NY, Ser 08-A,
                  5.850%, 4/1/18                                        164,163

--------------------------------------------------------------------------------
Intermediate Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

    PRINCIPAL                                                        MARKET
     AMOUNT                                                          VALUE
--------------------------------------------------------------------------------

                CORPORATE BONDS -- 54.1% (CONTINUED)
$      930,000  Consolidated Natural Gas Co., Ser A,
                  5.000%, 12/1/14                                $      991,022
       100,000  Detroit Edison Co., Ser G,
                  5.600%, 6/15/18                                       105,823
       740,000  DTE Energy Co., 6.350%, 6/1/16                          800,016
       425,000  Duke Energy Carolinas , 6.250%, 1/15/12                 461,204
       100,000  Duke Energy Carolinas LLC,
                  5.300%, 10/1/15                                       109,384
       860,000  Energy Transfer Partners LP,
                  5.950%, 2/1/15                                        934,362
       650,000  Enterprise Products Operating LLC, Ser O,
                  9.750%, 1/31/14                                       789,292
        25,000  Exelon Corp., 4.900%, 6/15/15                            26,056
       520,000  Exelon Generation Co. LLC,
                  5.200%, 10/1/19                                       525,310
       100,000  Florida Power Corp., 5.100%, 12/1/15                    108,618
       250,000  FPL Group Capital, Inc., 5.625%, 9/1/11                 264,172
       115,000  Georgia Power Co., Ser Z,
                  5.250%, 12/15/15                                      125,857
       125,000  KeySpan Corp., 7.625%, 11/15/10                         130,166
       660,000  Metropolitan Edison Co., 7.700%, 1/15/19                768,267
       310,000  Midamerican Energy Holdings Co., Ser D,
                  5.000%, 2/15/14                                       328,818
        20,000  Midamerican Energy Holdings Co.,
                  5.750%, 4/1/18                                         21,135
       110,000  National Rural Utilities Cooperative
                  Finance Corp., Ser MTNC,
                  7.250%, 3/1/12                                        121,001
       125,000  NSTAR Electric Co., 4.875%, 4/15/14                     133,285
       175,000  PacifiCorp, 6.900%, 11/15/11                            190,386
       180,000  Public Service Co. of Colorado, Ser 10,
                  7.875%, 10/1/12                                       206,118
       140,000  Public Service Electric & Gas Co.,
                  Ser MTNC, 5.375%, 9/1/13                              153,629
       130,000  Southern Cal Edison, Ser 05-A,
                  5.000%, 1/15/16                                       140,746
       260,000  TransCanada PipeLines, 6.500%, 8/15/18                  294,654
       100,000  TransCanada PipeLines Ltd.,
                  4.875%, 1/15/15                                       107,083
--------------------------------------------------------------------------------
                                                                      9,367,775
--------------------------------------------------------------------------------

                CONSUMER STAPLES -- 5.5%
       275,000  Archer-Daniels-Midland Co.,
                  5.450%, 3/15/18                                       295,932
       200,000  Avon Products, Inc., 4.200%, 7/15/18                    193,197
       150,000  Bottling Group LLC, 4.625%, 11/15/12                    161,038
       100,000  Coca-Cola Co., 5.750%, 3/15/11                          104,676
       275,000  Coca-Cola Co. , 5.350%, 11/15/17                        302,540
       200,000  Coca-Cola Enterprises, Inc.,
                  7.125%, 8/1/17                                        234,838
        25,000  ConAgra Foods, Inc., 7.000%, 4/15/19                     28,831
        25,000  CVS Caremark Corp., 6.600%, 3/15/19                      27,950
       690,000  Dr Pepper Snapple Group, Inc.,
                  6.820%, 5/1/18                                        788,262
        35,000  General Mills, Inc., 5.650%, 2/15/19                     37,542
       500,000  General Mills, Inc., 5.200%, 3/17/15                    542,789
       150,000  Kimberly-Clark Corp., 6.125%, 8/1/17                    169,008
        25,000  Kraft Foods, Inc., 6.500%, 8/11/17                       28,004
       900,000  Kraft Foods, Inc., 6.250%, 6/1/12                       984,937
        30,000  Kroger Co., 6.400%, 8/15/17                              33,353
       200,000  PepsiCo, Inc., 5.150%, 5/15/12                          215,591
        40,000  Procter & Gamble Co., 4.700%, 2/15/19                    41,022
       921,000  Safeway, Inc., 6.250%, 3/15/14                        1,023,732
        20,000  Safeway, Inc., 5.800%, 8/15/12                           21,811
       500,000  Sara Lee Corp., 3.875%, 6/15/13                         520,062
       120,000  Sysco Corp., 4.200%, 2/12/13                            127,179
       150,000  Unilever Capital Corp., 7.125%, 11/1/10                 155,688
--------------------------------------------------------------------------------
                                                                      6,037,982
--------------------------------------------------------------------------------

                INDUSTRIALS -- 4.1%
       385,000  3M Co., 4.375%, 8/15/13                                 412,985
        25,000  Boeing Capital Corp., 6.100%, 3/1/11                     26,239
       385,000  Boeing Capital Corp., 5.800%, 1/15/13                   423,715
       250,000  Canadian National Railway Co.,
                  4.400%, 3/15/13                                       264,051
       150,000  Caterpillar Financial Services Corp.,
                  Ser MTNF, 4.600%, 1/15/14                             159,705
       195,000  Caterpillar Financial Services Corp.,
                  7.150%, 2/15/19                                       229,534
       130,000  Dover Corp., 4.875%, 10/15/15                           141,181
       150,000  General Dynamics Corp., 4.250%, 5/15/13                 160,216
       275,000  General Electric Co., 5.250%, 12/6/17                   288,433
       150,000  Honeywell International, Inc.,
                  6.125%, 11/1/11                                       162,206
       150,000  John Deere Capital Corp.,
                  7.000%, 3/15/12                                       165,910
       500,000  Northrop Grumman Corp.,
                  3.700%, 8/1/14                                        511,624
       140,000  Parker Hannifin Corp., 5.500%, 5/15/18                  148,611
       500,000  Southwest Airlines Co., 6.500%, 3/1/12                  530,892
       250,000  Stanford University, 4.750%, 5/1/19                     259,703
       150,000  Toyota Motor Credit Corp.,
                  4.350%, 12/15/10                                      153,568
       250,000  United Parcel Service, Inc.,
                  5.500%, 1/15/18                                       273,514
       100,000  United Technologies Corp.,
                  4.875%, 5/1/15                                        108,472
--------------------------------------------------------------------------------
                                                                      4,420,559
--------------------------------------------------------------------------------

                ENERGY -- 3.2%
       730,000  Anadarko Petroleum Corp.,
                  5.950%, 9/15/16                                       795,314
       225,000  Apache Corp., 6.250%, 4/15/12                           245,680
       225,000  Conoco Funding Co., 6.350%, 10/15/11                    242,711
       500,000  ConocoPhillips, 4.400%, 5/15/13                         530,705
       650,000  Marathon Oil Corp., 7.500%, 2/15/19                     763,493

--------------------------------------------------------------------------------
Intermediate Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

    PRINCIPAL                                                        MARKET
     AMOUNT                                                          VALUE
--------------------------------------------------------------------------------

                CORPORATE BONDS -- 54.1% (CONTINUED)
$      425,000  Occidental Petroleum Corp.,
                  4.125%, 6/1/16                                 $      437,872
       150,000  SeaRiver Maritime, Inc., 0.000%, 9/1/12                 141,093
       320,000  Shell International Finance BV,
                  5.625%, 6/27/11                                       338,885
        25,000  Valero Energy Corp., 9.375%, 3/15/19                     29,763
--------------------------------------------------------------------------------
                                                                      3,525,516
--------------------------------------------------------------------------------

                INFORMATION TECHNOLOGY -- 2.5%
       150,000  Cisco Systems, Inc., 5.500%, 2/22/16                    167,147
        40,000  Cisco Systems, Inc., 4.450%, 1/15/20                     39,778
        40,000  Dell, Inc., 5.875%, 6/15/19                              43,286
       500,000  Hewlett-Packard Co., 4.500%, 3/1/13                     535,349
       200,000  IBM Corp., 5.700%, 9/14/17                              221,637
       160,000  Oracle Corp., 3.750%, 7/8/14                            166,968
       235,000  Oracle Corp., 4.950%, 4/15/13                           255,298
       150,000  Pitney Bowes, Inc., 3.875%, 6/15/13                     157,619
     1,000,000  Xerox Corp., 6.400%, 3/15/16                          1,097,518
--------------------------------------------------------------------------------
                                                                      2,684,600
--------------------------------------------------------------------------------

                MATERIALS -- 2.2%
       350,000  Alcoa, Inc., 6.000%, 7/15/13                            373,335
       740,000  Dow Chemical Co., 5.900%, 2/15/15                       801,142
       400,000  Dow Chemical Co., 4.850%, 8/15/12                       423,007
       500,000  EI du Pont de Nemours & Co.,
                  5.000%, 1/15/13                                       539,897
       200,000  Praxair, Inc., 5.375%, 11/1/16                          216,484
--------------------------------------------------------------------------------
                                                                      2,353,865
--------------------------------------------------------------------------------

                TELECOMMUNICATION SERVICES -- 2.2%
       110,000  AT&T, Inc., 5.625%, 6/15/16                             120,595
        75,000  AT&T, Inc., 5.875%, 8/15/12                              81,980
       145,000  AT&T, Inc., 5.500%, 2/1/18                              153,939
       140,000  BellSouth Corp., 5.200%, 9/15/14                        150,844
       200,000  France Telecom SA, 7.750%, 3/1/11                       212,337
       225,000  New Cingular Wireless Services, Inc.,
                  8.125%, 5/1/12                                        253,905
       305,000  Verizon Communications, Inc.,
                  5.500%, 2/15/18                                       323,263
       175,000  Verizon Global Funding Corp.,
                  4.375%, 6/1/13                                        185,819
       690,000  Vodafone Group PLC, 3.375%, 11/24/15                    673,180
       100,000  Vodafone Group PLC, 5.500%, 6/15/11                     104,858
       100,000  Vodafone Group PLC, 5.625%, 2/27/17                     107,007
--------------------------------------------------------------------------------
                                                                      2,367,727
--------------------------------------------------------------------------------

                HEALTH CARE -- 1.9%
       205,000  Abbott Laboratories, 5.875%, 5/15/16                    231,786
       150,000  Abbott Laboratories, 5.600%, 11/30/17                   165,145
       100,000  Aetna, Inc., 6.000%, 6/15/16                            109,636
       175,000  AstraZeneca plc, 5.900%, 9/15/17                        195,462
       120,000  Baxter International, Inc., 5.900%, 9/1/16              135,803
       150,000  Genentech, Inc., 4.750%, 7/15/15                        160,144
       230,000  Johnson & Johnson, 5.150%, 8/15/12                      250,676
       100,000  Medtronic, Inc., Ser B, 4.750%, 9/15/15                 108,179
       300,000  Pfizer, Inc., 6.200%, 3/15/19                           338,844
       115,000  UnitedHealth Group, Inc.,
                  5.000%, 8/15/14                                       121,293
        25,000  WellPoint, Inc., 5.000%, 1/15/11                         25,734
       125,000  Wyeth, 5.450%, 4/1/17                                   136,814
       120,000  Wyeth, 5.500%, 2/1/14                                   132,378
--------------------------------------------------------------------------------
                                                                      2,111,894
--------------------------------------------------------------------------------

                CONSUMER DISCRETIONARY -- 1.8%
        20,000  Comcast Corp., 5.875%, 2/15/18                           21,375
       150,000  Costco Wholesale Corp., 5.500%, 3/15/17                 164,605
       150,000  Emerson Electric Co., 5.000%, 12/15/14                  162,963
        20,000  Johnson Controls, Inc., 5.250%, 1/15/11                  20,667
       100,000  Lowe's Cos., Inc., 5.400%, 10/15/16                     108,893
       175,000  McDonald's Corp., 6.000%, 4/15/11                       184,259
       125,000  Omnicom Group, Inc., 5.900%, 4/15/16                    135,281
        20,000  Staples, Inc., 7.750%, 4/1/11                            21,221
         5,000  Target Corp., 6.350%, 1/15/11                             5,233
       185,000  Target Corp., 5.875%, 7/15/16                           209,703
        30,000  Time Warner Cable, Inc., 6.200%, 7/1/13                  33,105
        20,000  Time Warner Cable, Inc., 8.250%, 4/1/19                  24,202
       150,000  Wal-Mart Stores, Inc., 4.500%, 7/1/15                   160,928
       350,000  Wal-Mart Stores, Inc., 4.250%, 4/15/13                  373,542
        25,000  Wal-Mart Stores, Inc., 5.800%, 2/15/18                   27,900
       150,000  Walt Disney Co., Ser MTNB,
                  6.375%, 3/1/12                                        164,387
       180,000  Walt Disney Co., 5.500%, 3/15/19                        195,466
--------------------------------------------------------------------------------
                                                                      2,013,730
--------------------------------------------------------------------------------
                TOTAL CORPORATE BONDS                            $   58,938,336
--------------------------------------------------------------------------------

                U.S. TREASURY OBLIGATIONS -- 30.6%
       500,000  U.S. Treasury Bond, 11.250%, 2/15/15                    701,875
       800,000  U.S. Treasury Bond, 8.750%, 5/15/17                   1,081,250
       600,000  U.S. Treasury Bond, 4.500%, 8/15/39                     579,375
     2,900,799  U.S. Treasury Inflation Indexed Note,
                  2.375%, 1/15/17                                     3,132,184
     5,100,000  U.S. Treasury Note, 5.125%, 6/30/11                   5,390,062
     5,000,000  U.S. Treasury Note, 1.000%, 7/31/11                   5,025,780
     2,555,000  U.S. Treasury Note, 1.000%, 9/30/11                   2,565,279
       250,000  U.S. Treasury Note, 1.375%, 4/15/12                     251,738
     2,000,000  U.S. Treasury Note, 1.500%, 7/15/12                   2,015,624
       250,000  U.S. Treasury Note, 4.125%, 8/31/12                     267,188
       500,000  U.S. Treasury Note, 2.750%, 10/31/13                    514,492
     1,500,000  U.S. Treasury Note, 1.875%, 2/28/14                   1,487,343
       170,000  U.S. Treasury Note, 1.750%, 3/31/14                     167,450
     1,400,000  U.S. Treasury Note, 2.625%, 6/30/14                   1,420,672
     5,500,000  U.S. Treasury Note, 2.375%, 2/28/15                   5,462,215
       675,000  U.S. Treasury Note, 3.625%, 8/15/19                     666,773
     2,440,380  United States Treasury Inflation
                  Indexed Bond, 3.375%, 1/15/12                       2,611,778
--------------------------------------------------------------------------------
                TOTAL U.S. TREASURY OBLIGATIONS                  $   33,341,078
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Intermediate Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

    PRINCIPAL                                                        MARKET
     AMOUNT                                                          VALUE
--------------------------------------------------------------------------------

                U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.1%
$    2,500,000  FFCB, 1.750%, 2/21/13                            $    2,493,990
       340,000  FFCB, 5.125%, 8/25/16                                   376,814
     1,775,000  FHLB, 3.625%, 10/18/13                                1,874,686
       465,000  FHLB, Ser VB15, 5.000%, 12/21/15                        510,398
       275,000  FHLB, Ser 656, 5.375%, 5/18/16                          305,591
       555,000  FHLBC , 1.500%, 1/16/13                                 554,013
       800,000  FHLMC, 1.800%, 3/25/13                                  795,368
       900,000  FHLMC, 4.125%, 12/21/12                                 957,783
       400,000  FHLMC, 4.500%, 1/15/14                                  432,968
       400,000  FHLMC, 5.125%, 10/18/16                                 439,052
       250,000  FNMA, 2.500%, 5/15/14                                   251,422
       150,000  FNMA, 4.125%, 4/15/14                                   160,551
       500,000  FNMA, 4.375%, 9/15/12                                   534,933
       125,000  FNMA, 4.625%, 10/15/13                                  136,052
       150,000  Tennessee Valley Auth., Ser C,
                  4.750%, 8/1/13                                        162,984
--------------------------------------------------------------------------------
                TOTAL U.S. GOVERNMENT AGENCY
                OBLIGATIONS                                      $    9,986,605
--------------------------------------------------------------------------------

                SOVEREIGN GOVERNMENT OBLIGATIONS -- 3.4%
       460,000  African Development Bank, Ser GLOB,
                  2.750%, 2/25/11                                       469,039
       100,000  Asian Development Bank, 4.500%, 9/4/12                  106,527
       200,000  European Investment Bank,
                  3.375%, 6/12/13                                       208,443
       200,000  European Investment Bank,
                  4.625%, 5/15/14                                       216,580
       250,000  Export-Import Bank of Korea,
                  5.500%, 10/17/12                                      266,857
       180,000  Hydro Quebec, Ser IU, 7.500%, 4/1/16                    217,284
       150,000  Inter-American Development Bank,
                  4.375%, 9/20/12                                       160,591
       125,000  Korea Development Bank,
                  5.500%, 11/13/12                                      133,496
       110,000  Korea Electric Power Corp.,
                  7.750%, 4/1/13                                        124,568
       200,000  Malaysia , 7.500%, 7/15/11                              215,161
       350,000  Oesterreichische Kontrollbank AG,
                  3.125%, 10/14/11                                      361,402
       250,000  Province of Ontario Canada,
                  4.750%, 1/19/16                                       268,805
       200,000  Province of Quebec Canada,
                  4.600%, 5/26/15                                       214,537
       500,000  Republic of Chile, 5.500%, 1/15/13                      545,500
       225,000  Republic of Korea, 4.875%, 9/22/14                      239,010
--------------------------------------------------------------------------------
                TOTAL SOVEREIGN GOVERNMENT
                OBLIGATIONS                                      $    3,747,800
--------------------------------------------------------------------------------

                                                                     MARKET
     SHARES                                                          VALUE
--------------------------------------------------------------------------------

                INVESTMENT FUND -- 2.1%
     2,238,710  Touchstone Institutional
                  Money Market Fund^                             $    2,238,710
--------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 99.3%
                (Cost $105,844,486)                              $  108,252,529

                OTHER ASSETS IN
                EXCESS OF LIABILITIES -- 0.7%                           709,154
--------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                             $  108,961,683
================================================================================

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
  See Note 4.

PORTFOLIO ABBREVIATIONS:

FFCB - Federal Farm Credit Bank

FNMA - Federal National Mortgage Association

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corp.

PLC - Public Limited Company

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION         LEVEL 1           LEVEL 2        LEVEL 3           TOTAL
--------------------------------------------------------------------------------
Corporate
  Bonds         $            --  $   58,938,336  $            --  $   58,938,336
U.S. Treasury
  Obligations                --      33,341,078               --      33,341,078
U.S. Government
  Agency
  Obligations                --       9,986,605               --       9,986,605
Sovereign
  Government
  Obligations                --       3,747,800               --       3,747,800
Investment
  Fund                2,238,710              --               --       2,238,710
                                                                  ==============
                                                                  $  108,252,529

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
International Fixed Income Fund - March 31, 2010 (Unaudited)
--------------------------------------------------------------------------------

    PRINCIPAL                                                        MARKET
     AMOUNT                                                          VALUE
--------------------------------------------------------------------------------

                SOVEREIGN GOVERNMENT OBLIGATIONS -- 62.1%
$      220,000  Australia Government Bond, Ser 125,
                  6.250%, 6/15/14                                $      207,959
       200,000  Austria Government Bond, 144a,
                  5.000%, 7/15/12                                       293,137
       500,000  Belgium Government Bond, Ser 56,
                  3.500%, 3/28/15                                       710,887
       350,000  Bundesobligation, Ser 148,
                  3.500%, 4/8/11                                        486,464
       100,000  Bundesrepublik Deutschland, Ser 03,
                  3.750%, 7/4/13                                        144,683
       200,000  Bundesrepublik Deutschland, Ser 05,
                  4.000%, 1/4/37                                        276,275
       150,000  Bundesrepublik Deutschland, Ser 03,
                  4.750%, 7/4/34                                        230,566
       270,000  Canadian Government Bond,
                  5.000%, 6/1/14                                        289,820
       200,000  Finland Government Bond,
                  5.375%, 7/4/13                                        302,284
       250,000  France Government Bond OAT,
                  5.000%, 10/25/16                                      382,775
       100,000  Hellenic Republic Government Bond,
                  Ser 5Y, 4.000%, 8/20/13                               126,175
        75,000  Hellenic Republic Government Bond,
                  Ser 30YR, 4.500%, 9/20/37                              74,266
     1,100,000  Kingdom of Norway, 5.000%, 5/15/15                      200,982
       200,000  Netherlands Government Bond,
                  4.000%, 1/15/11                                       277,377
       150,000  United Kingdom Gilt, 4.750%, 12/7/38                    236,613
       150,000  United Kingdom Gilt, 5.000%, 9/7/14                     251,674
--------------------------------------------------------------------------------
                TOTAL SOVEREIGN GOVERNMENT
                OBLIGATIONS                                      $    4,491,937
--------------------------------------------------------------------------------

                CORPORATE BONDS -- 14.0%
                FINANCIALS -- 14.0%
        60,000  Bank Nederlandse Gemeenten,
                  6.250%, 1/20/14                                        54,993
    30,000,000  Japan Finance Organization for
                  Municipalities, Ser INTL,
                  1.550%, 2/21/12                                       328,991
       250,000  Kreditanstalt fuer Wiederaufbau,
                  3.625%, 1/20/20                                       344,027
       100,000  Kreditanstalt fuer Wiederaufbau, Ser DTE,
                  3.250%, 6/27/13                                       143,945
       100,000  Swedbank Hypotek AB, 2.500%, 1/21/13                    136,868
--------------------------------------------------------------------------------
                                                                      1,008,824
--------------------------------------------------------------------------------
                TOTAL CORPORATE BONDS                            $    1,008,824
--------------------------------------------------------------------------------

                FOREIGN BONDS -- 7.8%
       100,000  China Petroleum & Chemical Corp.,
                  Ser SINO, 0.000%, 4/24/14                              14,167
    30,000,000  Japan Expressway Holding and Debt
                  Repayment Agency, 2.850%, 3/18/39                     326,169
       100,000  Rafflesia Capital Ltd., 1.250%, 10/4/11  (a)            122,880
       100,000  Seadrill Ltd., 3.625%, 11/8/12                          100,375
--------------------------------------------------------------------------------
                TOTAL FOREIGN BONDS                              $      563,591
--------------------------------------------------------------------------------

                                                                      MARKET
     SHARES                                                            VALUE
--------------------------------------------------------------------------------

                INVESTMENT FUND -- 8.3%
       597,817  Touchstone Institutional
                  Money Market Fund^                             $      597,817
--------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 92.2%
                (Cost $6,986,703)                                $    6,662,169

                OTHER ASSETS IN
                EXCESS OF LIABILITIES -- 7.8%                           565,627
--------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                             $    7,227,796
================================================================================

(a) Variable rate security - the rate reflected is the rate in effect as of March 31, 2010.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

PORTFOLIO ABBREVIATIONS:

144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities were valued at $293,137 or 4.1% of net assets.

--------------------------------------------------------------------------------
International Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION          LEVEL 1          LEVEL 2         LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Sovereign
  Government
  Obligations   $            --  $    4,491,937  $            --  $    4,491,937
Corporate
  Bonds                      --       1,008,824               --       1,008,824
Investment
  Fund                  597,817              --               --         597,817
Foreign Bonds                --         563,591               --         563,591
                                                                  ==============
                                                                  $    6,662,169

                      LEVEL 1          LEVEL 2         LEVEL 3         TOTAL
--------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS*
Forward
  Currency
  Contracts     $            --  $      101,008  $            --  $     101,008

* Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation.

See accompanying notes to financial statements.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                  CONTRACT TO                        UNREALIZED
                    -----------------------------------------      APPRECIATION/
VALUE DATE               RECEIVE                  DELIVER         (DEPRECIATION)
--------------------------------------------------------------------------------
04/28/2010          USD      273,600         AUD      300,000      $     (1,040)
04/28/2010          USD      301,473         CAD      306,000                67
04/28/2010          USD    4,175,280         EUR    3,035,000            74,806
04/28/2010          USD      645,490         GBP      425,000               510
04/28/2010          USD      697,895         JPY   63,096,000            22,786
04/28/2010          USD      204,825         NOK    1,195,300             3,879
                                                                   ------------
                                                                   $    101,008
                                                                   ============

--------------------------------------------------------------------------------
Portfolio of Investments
International Growth Fund - March 31, 2010 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 99.1%                                   SHARES        VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 22.5%
Accenture PLC - Class A (Ireland)                        20,508  $      860,310
Amdocs Ltd. (Guernsey)*                                  13,060         393,237
ARM Holdings PLC ADR (United Kingdom) +                  68,000         726,920
Baidu, Inc. ADR (China)*                                  1,073         640,581
Canon, Inc. ADR (Japan)                                  17,832         824,017
Infosys Technologies Ltd. ADR (India) +                  13,523         795,828
Kyocera Corp. ADR (Japan)                                 3,400         330,548
Logitech International SA (Switzerland)* +               29,000         473,860
Marvell Technology Group Ltd. (Bermuda)*                 36,000         733,680
Nidec Corp. ADR (Japan)                                  35,859         960,304
Nokia OYJ ADR (Finland) +                                46,950         729,603
SAP AG ADR (Germany)                                     12,992         625,825
--------------------------------------------------------------------------------
                                                                      8,094,713
--------------------------------------------------------------------------------

HEALTH CARE -- 16.0%
Alcon, Inc. (Switzerland)                                 5,889         951,427
AstraZeneca PLC ADR (United Kingdom) +                   12,700         567,944
Bayer AG ADR (Germany)                                    6,032         408,065
Covidien PLC (Ireland)                                   13,250         666,210
Fresenius Medical Care AG & Co. KGaA ADR
    (Germany)                                             8,175         459,108
GlaxoSmithKline PLC ADR (United Kingdom)                  9,264         356,849
Novartis AG ADR (Switzerland) +                          13,377         723,696
Novo Nordisk A/S ADR (Denmark) +                          8,833         681,201
Smith & Nephew PLC ADR
    (United Kingdom) +                                    9,300         465,558
Teva Pharmaceutical Industries Ltd. ADR
    (Israel)                                              7,600         479,408
--------------------------------------------------------------------------------
                                                                      5,759,466
--------------------------------------------------------------------------------

FINANCIALS -- 11.4%
Allianz SE ADR (Germany)                                 45,835         572,938
AXA SA ADR (France)                                      23,831         525,235
Banco Santander SA ADR (Spain)                           39,518         524,404
Credit Suisse Group AG ADR (Switzerland)                 16,321         838,573
HSBC Holdings PLC ADR (United Kingdom) +                 12,262         621,561
National Australia Bank Ltd. ADR (Australia)             25,544         643,964
Shinhan Financial Group Co. Ltd. ADR
    (South Korea) +                                       4,800         381,600
--------------------------------------------------------------------------------
                                                                      4,108,275
--------------------------------------------------------------------------------

MATERIALS -- 11.3%
ArcelorMittal (Luxemburg) +                               9,550         419,341
BHP Billiton Ltd. ADR (Australia) +                       7,958         639,187
Cia Siderurgica Nacional SA ADR (Brazil) +               10,500         419,265
Randgold Resources Ltd. ADR (Jersey, C.I.)                2,639         202,754
Rio Tinto PLC ADR (United Kingdom)                        3,784         895,786
Syngenta AG ADR (Switzerland)                            11,092         615,717
Vale SA ADR (Brazil) +                                   26,600         856,254
--------------------------------------------------------------------------------
                                                                      4,048,304
--------------------------------------------------------------------------------

INDUSTRIALS -- 9.6%
ABB Ltd. ADR (Switzerland)*                              22,800         497,952
BAE Systems PLC ADR (United Kingdom)                     21,441         481,136
Chicago Bridge & Iron Co. NV (Netherlands)*              15,300         355,878
Koninklijke Philips Electronics NV
    (Netherlands) +                                      15,800         505,916
Kubota Corp. ADR (Japan)                                 12,967         591,166
Siemens AG ADR (Germany)                                  6,100         609,817
Tyco International Ltd. (Switzerland)                    10,650         407,362
--------------------------------------------------------------------------------
                                                                      3,449,227
--------------------------------------------------------------------------------

ENERGY -- 9.5%
BP PLC ADR (United Kingdom)                              12,455         710,807
EnCana Corp. (Canada) +                                  14,010         434,730
Petroleo Brasileiro SA ADR (Brazil)                      15,587         693,465
Schlumberger Ltd. (United States)                         5,569         353,409
Statoil ASA ADR (Norway) +                               27,706         646,381
Total SA ADR (France)                                     9,794         568,248
--------------------------------------------------------------------------------
                                                                      3,407,040
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 8.6%
Anheuser-Busch InBev NV ADR (Belgium)* +                 15,058         759,676
British American Tobacco PLC ADR
    (United Kingdom) +                                    9,800         675,220
Diageo PLC ADR (United Kingdom)                           8,369         564,489
Nestle SA ADR (Switzerland)                              12,097         618,882
Philip Morris International, Inc.
    (United States)                                       8,830         460,573
--------------------------------------------------------------------------------
                                                                      3,078,840
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 6.3%
Honda Motor Co. Ltd. ADR (Japan)                         15,091         532,561
Makita Corp. ADR (Japan)                                 21,108         699,730
Panasonic Corp. ADR (Japan)                              23,690         362,931
Sony Corp. ADR (Japan)                                   17,135         656,442
--------------------------------------------------------------------------------
                                                                      2,251,664
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 2.7%
Millicom International Cellular SA
    (Luxembourg)                                          3,900         347,685
Vodafone Group PLC ADR
    (United Kingdom) +                                   27,596         642,711
--------------------------------------------------------------------------------
                                                                        990,396
--------------------------------------------------------------------------------

UTILITIES -- 1.2%
E.ON AG ADR (Germany)                                    11,907         439,249
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $   35,627,174
--------------------------------------------------------------------------------

INVESTMENT FUND -- 28.8%
Invesco AIM Liquid Assets Portfolio**                10,052,687      10,052,687
Touchstone Institutional
    Money Market Fund^                                  285,531         285,531
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUND                                            $   10,338,218
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 127.9%
(Cost $40,546,842)                                               $   45,965,392

LIABILITIES IN EXCESS OF OTHER ASSETS -- (27.9%)                    (10,039,139)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $   35,926,253
================================================================================

--------------------------------------------------------------------------------
International Growth Fund (Continued)
--------------------------------------------------------------------------------

*  Non-income producing security.

+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2010, was $9,820,531.

** Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

PORTFOLIO ABBREVIATIONS:

ADR - American Depositary Receipt

ARM - Adjustable Rate Mortgage

PLC - Public Limited Company

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION          LEVEL 1        LEVEL 2          LEVEL 3           TOTAL
--------------------------------------------------------------------------------
Common
  Stocks        $   35,627,174  $            --  $            --  $   35,627,174
Investment
  Fund              10,338,218               --               --      10,338,218
                                                                  ==============
                                                                  $   45,965,392

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Large Cap Relative Value Fund - March 31, 2010 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 98.1%                                   SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 19.1%
Aflac, Inc.                                               1,500  $       81,435
Bank of America Corp.                                     5,100          91,035
Chubb Corp.                                               1,500          77,775
Goldman Sachs Group, Inc. (The)                             500          85,315
JPMorgan Chase & Co.                                      1,800          80,550
Morgan Stanley                                            2,000          58,580
Northern Trust Corp.                                      1,100          60,786
Travelers Cos., Inc./The                                  1,700          91,698
Wells Fargo & Co.                                         3,700         115,144
--------------------------------------------------------------------------------
                                                                        742,318
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 14.9%
Automatic Data Processing, Inc.                           1,600          71,152
Corning, Inc.                                             4,900          99,029
Flextronics International Ltd.*                          14,400         112,896
Intel Corp.                                               5,500         122,430
International Business Machines Corp.                       900         115,425
Xerox Corp.                                               5,900          57,525
--------------------------------------------------------------------------------
                                                                        578,457
--------------------------------------------------------------------------------

ENERGY -- 14.9%
Apache Corp.                                                700          71,050
Chesapeake Energy Corp.                                   1,700          40,188
ConocoPhillips                                            1,200          61,404
Exxon Mobil Corp.                                           600          40,188
Occidental Petroleum Corp.                                1,700         143,718
Schlumberger Ltd.                                         1,200          76,152
Transocean Ltd.*                                            900          77,742
XTO Energy, Inc.                                          1,500          70,770
--------------------------------------------------------------------------------
                                                                        581,212
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 14.5%
Carnival Corp.                                            1,400          54,432
Comcast Corp. - Class A                                   3,100          58,342
Darden Restaurants, Inc.                                  2,300         102,442
Johnson Controls, Inc.                                    2,400          79,176
Target Corp.                                              1,000          52,600
TJX Cos., Inc.                                            2,000          85,040
Walt Disney Co./The                                       2,200          76,802
Yum! Brands, Inc.                                         1,500          57,495
--------------------------------------------------------------------------------
                                                                        566,329
--------------------------------------------------------------------------------

INDUSTRIALS -- 12.0%
Boeing Co./The                                            1,300          94,393
Cummins, Inc.                                             1,700         105,315
General Dynamics Corp.                                    1,500         115,800
Norfolk Southern Corp.                                    1,400          78,246
Union Pacific Corp.                                       1,000          73,300
--------------------------------------------------------------------------------
                                                                        467,054
--------------------------------------------------------------------------------

HEALTH CARE -- 10.4%
Beckman Coulter, Inc.                                     1,200          75,360
CR Bard, Inc.                                               500          43,310
Express Scripts, Inc.*                                    1,200         122,112
Pfizer, Inc.                                              1,800          30,870
UnitedHealth Group, Inc.                                  1,700          55,539
WellPoint, Inc.*                                          1,200          77,256
--------------------------------------------------------------------------------
                                                                        404,447
--------------------------------------------------------------------------------

UTILITIES -- 4.4%
Duke Energy Corp.                                         2,400          39,168
Exelon Corp.                                              1,500          65,715
Southern Co.                                              2,000          66,320
--------------------------------------------------------------------------------
                                                                        171,203
--------------------------------------------------------------------------------

MATERIALS -- 4.3%
Freeport-McMoRan Copper & Gold, Inc.                      2,000         167,080
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 2.0%
American Tower Corp. - Class A*                           1,800          76,698
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.6%
Kimberly-Clark Corp.                                      1,000          62,880
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                              $    3,817,678
--------------------------------------------------------------------------------

INVESTMENT FUND -- 1.7%
Touchstone Institutional
    Money Market Fund^                                   66,759          66,759
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 99.8%
(Cost $3,418,790)                                                $    3,884,437

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%                             6,610
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                             $    3,891,047
================================================================================

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

PORTFOLIO ABBREVIATIONS:

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION                         LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
--------------------------------------------------------------------------------
Common Stocks                     $3,817,678  $       --  $       --  $3,817,678
Investment Fund                       66,759          --          --      66,759
                                                                      ==========
                                                                      $3,884,437

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Market Neutral Equity Fund - March 31, 2010 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 91.4%                                   SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 22.8%
BancFirst Corp.                                             800    $     33,528
Banco Latinoamericano de Comercio
    Exterior SA - Class E                                 5,200          74,672
BancorpSouth, Inc.                                        2,500          52,400
Bank of Hawaii Corp.                                        700          31,465
Bank of the Ozarks, Inc.                                  2,000          70,380
Brookfield Asset Management, Inc. - Class A               1,900          48,298
Chubb Corp.                                               1,100          57,035
City Holding Co.                                          2,200          75,438
CME Group, Inc.                                             100          31,611
Commerce Bancshares, Inc.                                 1,600          65,824
Dime Community Bancshares                                 3,200          40,416
Eaton Vance Corp.                                         1,400          46,956
Federated Investors, Inc. - Class B                       1,200          31,656
Forestar Group, Inc.*                                     1,800          33,984
Franklin Resources, Inc.                                    800          88,720
Fulton Financial Corp.                                    3,700          37,703
Getty Realty Corp. REIT                                   1,300          30,420
Hudson City Bancorp, Inc.                                 5,600          79,296
Infinity Property & Casualty Corp.                        1,600          72,704
International Bancshares Corp.                            1,800          41,382
Life Partners Holdings, Inc.                              2,400          53,208
LTC Properties, Inc. REIT                                 2,300          62,238
Montpelier Re Holdings Ltd.                               2,500          42,025
National Financial Partners Corp.*                        2,300          32,430
National Health Investors, Inc. REIT                      2,200          85,272
NBT Bancorp, Inc.                                         1,600          36,560
NewAlliance Bancshares, Inc.                              4,700          59,314
NYSE Euronext                                             2,100          62,181
optionsXpress Holdings, Inc.*                             2,100          34,209
ProAssurance Corp.*                                         600          35,124
Prosperity Bancshares, Inc.                               2,100          86,100
RLI Corp.                                                 1,200          68,424
SEI Investments Co.                                       2,200          48,334
Selective Insurance Group                                 2,600          43,160
T Rowe Price Group, Inc.                                  1,900         104,367
Taubman Centers, Inc. REIT                                2,200          87,824
Trustmark Corp.                                           3,100          75,733
UMB Financial Corp.                                       1,300          52,780
Unitrin, Inc.                                             1,900          53,295
Waddell & Reed Financial, Inc. - Class A                  1,100          39,644
Wells Fargo & Co.                                         1,000          31,120
WesBanco, Inc.                                            3,600          58,536
--------------------------------------------------------------------------------
                                                                      2,295,766
--------------------------------------------------------------------------------

INDUSTRIALS -- 14.7%
Apogee Enterprises, Inc.                                  2,800          44,268
ATC Technology Corp.*                                     1,500          25,740
Canadian National Railway Co.                               800          48,472
CH Robinson Worldwide, Inc.                                 500          27,925
CIRCOR International, Inc.                                1,100          36,531
Cooper Industries PLC                                       800          38,352
Corporate Executive Board Co./The                         1,500          39,885
Crane Co.                                                 1,200          42,600
Dover Corp.                                                 800          37,400
DynCorp International, Inc. - Class A*                    1,700          19,550
Ennis, Inc.                                               4,000          65,080
EnPro Industries, Inc.*                                   1,700          49,436
Gardner Denver, Inc.                                        900          39,636
Graco, Inc.                                               2,400          76,800
KBR, Inc.                                                 2,200          48,752
L-3 Communications Holdings, Inc.                           700          64,141
Landstar System, Inc.                                     1,000          41,980
Lennox International, Inc.                                  900          39,888
Lincoln Electric Holdings, Inc.                             600          32,598
Nordson Corp.                                               600          40,752
Northrop Grumman Corp.                                    1,500          98,355
R.R. Donnelley & Sons Co.                                 2,000          42,700
Raven Industries, Inc.                                    1,400          41,286
Raytheon Co.                                                900          51,408
Rollins, Inc.                                             1,600          34,688
SPX Corp.                                                   600          39,792
Toro Co.                                                  1,600          78,672
Tyco International Ltd.                                   1,200          45,900
United Parcel Service, Inc. - Class B                       500          32,205
WABCO Holdings, Inc.*                                     1,300          38,896
Waste Connections, Inc.*                                  1,700          57,732
WW Grainger, Inc.                                           500          54,060
--------------------------------------------------------------------------------
                                                                      1,475,480
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 13.8%
ACI Worldwide, Inc.*                                      1,700          35,037
ANSYS, Inc.*                                                900          38,826
CACI International, Inc. - Class A*                         700          34,195
CGI Group, Inc. - Class A*                                2,900          43,239
Check Point Software Technologies Ltd.*                   1,800          63,108
EarthLink, Inc.                                           3,800          32,452
Epicor Software Corp.*                                    4,000          38,240
Factset Research Systems, Inc.                              500          36,685
Fiserv, Inc.*                                             1,200          60,912
Flextronics International Ltd.*                           4,200          32,928
Harris Corp.                                                900          42,741
Hewitt Associates, Inc. - Class A*                          800          31,824
IAC/InterActiveCorp*                                      2,300          52,302
Integrated Device Technology, Inc.*                       6,200          38,006
Intel Corp.                                               1,600          35,616
Intersil Corp. - Class A                                  2,100          30,996
Lawson Software, Inc.*                                    4,200          27,762
Manhattan Associates, Inc.*                               1,600          40,768
MAXIMUS, Inc.                                               700          42,651
Methode Electronics, Inc.                                 2,800          27,720
Micrel, Inc.                                              4,400          46,904
Net 1 UEPS Technologies, Inc.*                            3,500          64,365
Netgear, Inc.*                                            1,800          46,980
Quest Software, Inc.*                                     1,700          30,243
Rogers Corp.*                                             1,500          43,515
SRA International, Inc. - Class A*                        1,600          33,264
Symantec Corp.*                                           3,400          57,528
TeleTech Holdings, Inc.*                                  1,800          30,744

--------------------------------------------------------------------------------
Market Neutral Equity Fund (Continued)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 91.4% (Continued)                       SHARES        VALUE
--------------------------------------------------------------------------------

Teradata Corp.*                                           1,100    $     31,779
Texas Instruments, Inc.                                   1,600          39,152
ValueClick, Inc.*                                         5,400          54,756
Visa, Inc. - Class A                                        400          36,412
Websense, Inc.*                                           1,500          34,155
Zebra Technologies Corp. - Class A*                       1,800          53,280
--------------------------------------------------------------------------------
                                                                      1,389,085
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 12.0%
AutoZone, Inc.*                                             400          69,236
Coach, Inc.                                               2,000          79,040
Deckers Outdoor Corp.*                                      400          55,200
DIRECTV - Class A*                                        2,800          94,668
Drew Industries, Inc.*                                    1,400          30,828
Expedia, Inc.                                             1,300          32,448
Finish Line, Inc./The - Class A                           3,100          50,592
Gentex Corp.                                              2,600          50,492
H&R Block, Inc.                                           1,700          30,260
International Speedway Corp. - Class A                    1,200          30,924
ITT Educational Services, Inc.*                             300          33,744
Liberty Global, Inc. - Class A*                           1,400          40,824
Ltd. Brands, Inc.                                         1,800          44,316
Macy's, Inc.                                              1,900          41,363
McDonald's Corp.                                            500          33,360
Meredith Corp.                                            1,500          51,615
Netflix, Inc.*                                              500          36,870
Polaris Industries, Inc.                                    800          40,928
Rent-A-Center, Inc. - Class A*                            1,600          37,840
Scripps Networks Interactive, Inc. - Class A                800          35,480
Sherwin-Williams Co./The                                    500          33,840
Shuffle Master, Inc.*                                     3,300          27,027
Stage Stores, Inc.                                        2,400          36,936
Strayer Education, Inc.                                     100          24,352
Tim Hortons, Inc.                                         1,300          42,367
Universal Technical Institute, Inc.*                      2,100          47,922
Weight Watchers International, Inc.                       1,600          40,848
Wyndham Worldwide Corp.                                   1,300          33,449
--------------------------------------------------------------------------------
                                                                      1,206,769
--------------------------------------------------------------------------------

HEALTH CARE -- 10.9%
Alkermes, Inc.*                                           2,800          36,316
AMERIGROUP Corp.*                                         1,900          63,156
AmerisourceBergen Corp.                                   1,100          31,812
Amgen, Inc.*                                                900          53,784
Amsurg Corp.*                                             3,000          64,770
Biogen Idec, Inc.*                                          600          34,416
Exelixis, Inc.*                                           4,800          29,136
Gentiva Health Services, Inc.*                            1,200          33,936
Gilead Sciences, Inc.*                                    1,100          50,028
Healthspring, Inc.*                                       1,800          31,680
Hill-Rom Holdings, Inc.                                   3,200          87,072
Hologic, Inc.*                                            2,300          42,642
IDEXX Laboratories, Inc.*                                 1,000          57,550
Invacare Corp.                                            1,300          34,502
inVentiv Health, Inc.*                                    1,900          42,674
Johnson & Johnson                                           500          32,600
Magellan Health Services, Inc.*                           1,400          60,872
Medicines Co./The*                                        6,300          49,392
MWI Veterinary Supply, Inc.*                              1,000          40,400
Quidel Corp.*                                             2,100          30,534
Techne Corp.                                                900          57,321
Universal American Financial Corp.*                       2,500          38,550
Valeant Pharmaceuticals International*                    1,400          60,074
Zimmer Holdings, Inc.*                                      600          35,520
--------------------------------------------------------------------------------
                                                                      1,098,737
--------------------------------------------------------------------------------

ENERGY -- 7.1%
Apache Corp.                                                300          30,450
Basic Energy Services, Inc.*                              4,400          33,924
Chevron Corp.                                               900          68,247
ConocoPhillips                                            1,100          56,287
CVR Energy, Inc.*                                         2,500          21,875
Dawson Geophysical Co.*                                   1,400          40,936
Exxon Mobil Corp.                                         1,300          87,074
FMC Technologies, Inc.*                                   1,000          64,630
Gulf Island Fabrication, Inc.                               700          15,225
Imperial Oil Ltd.                                         1,500          58,305
Lufkin Industries, Inc.                                     500          39,575
Marathon Oil Corp.                                        1,600          50,624
Murphy Oil Corp.                                            500          28,095
Patterson-UTI Energy, Inc.                                4,100          57,277
Pioneer Drilling Co.*                                     5,500          38,720
Ultra Petroleum Corp.*                                      600          27,978
--------------------------------------------------------------------------------
                                                                        719,222
--------------------------------------------------------------------------------

UTILITIES -- 3.7%
DPL, Inc.                                                 1,200          32,628
Edison International                                        900          30,753
El Paso Electric Co.*                                     3,500          72,100
Energen Corp.                                             1,700          79,101
Mirant Corp.*                                             2,400          26,064
Public Service Enterprise Group, Inc.                     2,600          76,752
Sempra Energy                                             1,100          54,890
--------------------------------------------------------------------------------
                                                                        372,288
--------------------------------------------------------------------------------

MATERIALS -- 3.6%
A Schulman, Inc.                                          1,400          34,258
AptarGroup, Inc.                                            800          31,480
Cabot Corp.                                               1,400          42,560
Carpenter Technology Corp.                                1,100          40,260
HB Fuller Co.                                             2,000          46,420
Kaiser Aluminum Corp.                                     1,000          38,570
Minerals Technologies, Inc.                               1,300          67,392
Nucor Corp.                                                 700          31,766
Southern Copper Corp.                                     1,000          31,670
--------------------------------------------------------------------------------
                                                                        364,376
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 2.8%
Brown-Forman Corp. - Class B                              1,000          59,450
Campbell Soup Co.                                         2,100          74,235
Hershey Co./The                                           1,100          47,091

--------------------------------------------------------------------------------
Market Neutral Equity Fund (Continued)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 91.4% (Continued)                       SHARES        VALUE
--------------------------------------------------------------------------------

Lancaster Colony Corp.                                      800    $     47,168
Prestige Brands Holdings, Inc.*                           5,500          49,500
--------------------------------------------------------------------------------
                                                                        277,444
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $  9,199,167
--------------------------------------------------------------------------------

INVESTMENT FUND -- 4.7%
Touchstone Institutional
    Money Market Fund^                                  473,632         473,632
--------------------------------------------------------------------------------

TOTAL LONG POSITIONS (Cost $8,800,534)                             $  9,672,799
--------------------------------------------------------------------------------

SECURITIES SOLD SHORT -- (90.3%)
COMMON STOCKS -- (90.3%)
CONSUMER STAPLES -- (3.0%)
Avon Products, Inc.                                        (900)        (30,483)
Bunge Ltd.                                                 (500)        (30,815)
Central European Distribution Corp.*                       (900)        (31,509)
Church & Dwight Co., Inc.                                  (500)        (33,475)
Costco Wholesale Corp.                                     (500)        (29,855)
Dean Foods Co.*                                          (1,600)        (25,104)
Green Mountain Coffee Roasters, Inc.*                      (400)        (38,728)
Hain Celestial Group, Inc./The*                          (2,200)        (38,170)
Smithfield Foods, Inc.*                                  (2,300)        (47,702)
--------------------------------------------------------------------------------
                                                                       (305,841)
--------------------------------------------------------------------------------

UTILITIES -- (4.1%)
American Water Works Co., Inc.                           (3,000)        (65,280)
Empire District Electric Co./The                         (2,400)        (43,248)
Hawaiian Electric Industies, Inc.                        (1,700)        (38,165)
Northeast Utilities                                      (1,300)        (35,932)
Pepco Holdings, Inc.                                     (2,200)        (37,730)
Portland General Electric Co.                            (2,000)        (38,620)
Progress Energy, Inc.                                      (800)        (31,488)
Southern Co.                                             (2,600)        (86,216)
Xcel Energy, Inc.                                        (1,700)        (36,040)
--------------------------------------------------------------------------------
                                                                       (412,719)
--------------------------------------------------------------------------------

MATERIALS -- (5.1%)
Alcoa, Inc.                                              (2,000)        (28,480)
AM Castle & Co.*                                         (2,800)        (36,652)
Commercial Metals Co.                                    (2,200)        (33,132)
Deltic Timber Corp.                                        (800)        (35,240)
Intrepid Potash, Inc.*                                   (1,000)        (30,330)
Martin Marietta Materials, Inc.                            (900)        (75,195)
PPG Industries, Inc.                                       (700)        (45,780)
RTI International Metals, Inc.*                          (1,500)        (45,495)
Sensient Technologies Corp.                              (2,600)        (75,556)
Vulcan Materials Co.                                     (1,600)        (75,584)
Weyerhaeuser Co.                                           (800)        (36,216)
--------------------------------------------------------------------------------
                                                                       (517,660)
--------------------------------------------------------------------------------

ENERGY -- (6.8%)
Anadarko Petroleum Corp.                                 (1,500)       (109,245)
Bristow Group, Inc.*                                     (1,200)        (45,276)
Cameron International Corp.*                               (800)        (34,288)
Forest Oil Corp.*                                        (2,900)        (74,878)
Goodrich Petroleum Corp.*                                (1,100)        (17,204)
Gulfmark Offshore, Inc. - Class A*                         (900)        (23,895)
Noble Energy, Inc.                                         (400)        (29,200)
Penn Virginia Corp.                                      (1,200)        (29,400)
Petrohawk Energy Corp.*                                  (1,400)        (28,392)
Pride International, Inc.*                               (1,000)        (30,110)
Range Resources Corp.                                      (600)        (28,122)
Spectra Energy Corp.                                     (2,300)        (51,819)
Tidewater, Inc.                                            (700)        (33,089)
TransCanada Corp.                                        (1,000)        (36,760)
Transocean Ltd.*                                           (500)        (43,190)
Weatherford International Ltd.*                          (4,400)        (69,784)
--------------------------------------------------------------------------------
                                                                       (684,652)
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- (9.6%)
Advance Auto Parts, Inc.                                   (800)        (33,536)
BorgWarner, Inc.*                                        (1,100)        (41,998)
Callaway Golf Co.                                        (4,800)        (42,336)
GameStop Corp. - Class A*                                (1,800)        (39,438)
Gaylord Entertainment Co.*                               (2,200)        (64,438)
Hanesbrands, Inc.*                                       (1,300)        (36,166)
Harley-Davidson, Inc.                                    (1,400)        (39,298)
hhgregg, Inc.*                                           (1,700)        (42,908)
Iconix Brand Group, Inc.*                                (2,200)        (33,792)
Kohl's Corp.*                                              (600)        (32,868)
Marriott International, Inc. - Class A                       (1)            (23)
MGM Mirage*                                              (3,200)        (38,400)
Monro Muffler Brake, Inc.                                (1,700)        (60,792)
NIKE, Inc. - Class B                                       (500)        (36,750)
O'Reilly Automotive, Inc.*                               (2,300)        (95,933)
Orient-Express Hotels Ltd. - Class A*                    (4,400)        (62,392)
Starwood Hotels & Resorts Worldwide, Inc.                  (900)        (41,976)
Thomson Reuters Corp.                                    (2,400)        (87,120)
Time Warner Cable, Inc.                                    (700)        (37,317)
Vail Resorts, Inc.*                                      (1,600)        (64,144)
Wynn Resorts Ltd.                                          (400)        (30,332)
--------------------------------------------------------------------------------
                                                                       (961,957)
--------------------------------------------------------------------------------

HEALTH CARE -- (10.7%)
athenahealth, Inc.*                                      (1,300)        (47,528)
Becton Dickinson and Co.                                   (400)        (31,492)
Brookdale Senior Living, Inc.*                           (1,600)        (33,328)
Cerner Corp.*                                              (500)        (42,530)
Computer Programs & Systems, Inc.                          (900)        (35,172)
Cooper Cos., Inc./The                                    (1,000)        (38,880)
Covance, Inc.*                                             (600)        (36,834)
Dendreon Corp.*                                          (1,100)        (40,117)
Edwards Lifesciences Corp.*                                (400)        (39,552)
HMS Holdings Corp.*                                        (900)        (45,891)
Illumina, Inc.*                                          (1,000)        (38,900)
Immunogen, Inc.*                                         (4,600)        (37,214)
Landauer, Inc.                                           (1,100)        (71,742)
Luminex Corp.*                                           (1,800)        (30,294)
MedAssets, Inc.*                                         (1,500)        (31,500)
NuVasive, Inc.*                                          (2,100)        (94,920)

--------------------------------------------------------------------------------
Market Neutral Equity Fund (Continued)
--------------------------------------------------------------------------------

                                                                       MARKET
SECURITIES SOLD SHORT -- (90.3%)(CONTINUED)              SHARES        VALUE
--------------------------------------------------------------------------------

Qiagen NV*                                               (3,000)   $    (68,970)
Quality Systems, Inc.                                      (500)        (30,720)
St. Jude Medical, Inc.*                                    (900)        (36,945)
SurModics, Inc.*                                         (1,500)        (31,410)
VCA Antech, Inc.*                                        (1,300)        (36,439)
Vertex Pharmaceuticals, Inc.*                            (1,100)        (44,957)
Vivus, Inc.*                                             (4,100)        (35,752)
West Pharmaceutical Services, Inc.                       (1,400)        (58,730)
XenoPort, Inc.*                                          (4,200)        (38,892)
--------------------------------------------------------------------------------
                                                                     (1,078,709)
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- (12.7%)
3PAR, Inc.*                                              (2,600)        (26,000)
Apple, Inc.*                                               (200)        (46,986)
ArcSight, Inc.*                                          (1,400)        (39,410)
Compellent Technologies, Inc.*                           (1,900)        (33,345)
Constant Contact, Inc.*                                  (1,600)        (37,152)
Electronic Arts, Inc.*                                   (3,000)        (55,980)
EPIQ Systems, Inc.*                                      (2,100)        (26,103)
Equinix, Inc.*                                             (600)        (58,404)
FEI Co.*                                                 (1,300)        (29,783)
Global Payments, Inc.                                      (900)        (40,995)
Itron, Inc.*                                               (600)        (43,542)
Marvell Technology Group Ltd.*                           (1,700)        (34,646)
Maxwell Technologies, Inc.*                              (1,900)        (23,541)
Microchip Technology, Inc.                               (1,200)        (33,792)
Micron Technology, Inc.*                                 (4,100)        (42,599)
NetApp, Inc.*                                            (1,100)        (35,816)
Netezza Corp.*                                           (3,700)        (47,323)
NetSuite, Inc.*                                          (2,100)        (30,534)
OSI Systems, Inc.*                                       (1,200)        (33,660)
Palm, Inc.*                                              (2,000)         (7,520)
Pegasystems, Inc.                                          (900)        (33,300)
Rackspace Hosting, Inc.*                                 (1,900)        (35,587)
SAIC, Inc.*                                              (1,800)        (31,860)
Salesforce.com, Inc.*                                      (600)        (44,670)
SAVVIS, Inc.*                                            (1,900)        (31,350)
SuccessFactors, Inc.*                                    (3,600)        (68,544)
Sycamore Networks, Inc.                                  (2,900)        (58,319)
Take-Two Interactive Software, Inc.*                     (3,000)        (29,550)
TeleCommunication Systems, Inc. - Class A*               (4,000)        (29,320)
TiVo, Inc.*                                              (3,000)        (51,360)
Total System Services, Inc.                              (4,000)        (62,640)
Ultimate Software Group, Inc.*                           (1,300)        (42,835)
Universal Display Corp.*                                 (2,900)        (34,133)
--------------------------------------------------------------------------------
                                                                     (1,280,599)
--------------------------------------------------------------------------------

INDUSTRIALS -- (15.6%)
Aecom Technology Corp.*                                  (1,300)        (36,881)
Aerovironment, Inc.*                                     (1,600)        (41,776)
American Science & Engineering, Inc.                       (500)        (37,460)
AMR Corp.*                                               (4,200)        (38,262)
Avery Dennison Corp.                                       (900)        (32,769)
Caterpillar, Inc.                                        (1,600)       (100,560)
Clean Harbors, Inc.*                                       (600)        (33,336)
Con-way, Inc.                                              (800)        (28,096)
CoStar Group, Inc.*                                        (800)        (33,216)
Covanta Holding Corp.*                                   (1,700)        (28,322)
Deere & Co.                                                (700)        (41,622)
Energy Recovery, Inc.*                                   (5,700)        (35,910)
EnerNOC, Inc.*                                           (1,000)        (29,680)
GATX Corp.                                               (1,600)        (45,840)
General Electric Co.                                     (4,100)        (74,620)
Genesee & Wyoming, Inc. - Class A*                       (1,200)        (40,944)
HNI Corp.                                                (1,600)        (42,608)
ICF International, Inc.*                                 (1,300)        (32,292)
Iron Mountain, Inc.                                      (1,300)        (35,620)
Kelly Services, Inc. - Class A*                          (3,500)        (58,310)
Kennametal, Inc.                                         (2,200)        (61,864)
Manpower, Inc.                                           (1,100)        (62,832)
Mobile Mini, Inc.*                                       (3,400)        (52,666)
Moog, Inc. - Class A*                                    (1,100)        (38,962)
Otter Tail Corp.                                         (2,800)        (61,488)
PACCAR, Inc.                                             (2,000)        (86,680)
Pall Corp.                                                 (900)        (36,441)
Resources Connection, Inc.*                              (1,700)        (32,589)
Roper Industries, Inc.                                     (900)        (52,056)
Sterling Construction Co., Inc.*                         (1,900)        (29,868)
Terex Corp.*                                             (1,600)        (36,336)
Titan International, Inc.                                (4,500)        (39,285)
TransDigm Group, Inc.                                      (600)        (31,824)
Waste Management, Inc.                                   (1,500)        (51,645)
Watsco, Inc.                                               (800)        (45,504)
--------------------------------------------------------------------------------
                                                                     (1,568,164)
--------------------------------------------------------------------------------

FINANCIALS -- (22.7%)
Alexandria Real Estate Equities, Inc. REIT                 (500)        (33,800)
Arthur J Gallagher & Co.                                 (2,900)        (71,195)
Aspen Insurance Holdings Ltd.                            (1,800)        (51,912)
Associated Banc-Corp                                     (2,500)        (34,500)
Bank of America Corp.                                    (4,100)        (73,185)
Capitol Federal Financial                                (1,200)        (44,952)
Cathay General Bancorp                                   (3,700)        (43,105)
Citigroup, Inc.*                                         (9,700)        (39,285)
Cousins Properties, Inc. REIT                            (4,435)        (36,855)
Developers Diversified Realty Corp. REIT                 (3,300)        (40,161)
Fifth Third Bancorp                                      (3,100)        (42,129)
First Horizon National Corp.*                            (2,883)        (40,509)
First Niagara Financial Group, Inc.                      (4,100)        (58,302)
FirstMerit Corp.                                         (1,700)        (36,669)
GLG Partners, Inc.*                                     (16,600)        (50,962)
Hilltop Holdings, Inc.*                                  (5,200)        (61,100)
Iberiabank Corp.                                         (1,000)        (60,010)
Inland Real Estate Corp. REIT                            (5,100)        (46,665)
Interactive Brokers Group, Inc. - Class A*               (3,300)        (53,295)
Investors Real Estate Trust REIT                         (8,000)        (72,160)
KeyCorp                                                  (5,500)        (42,625)
Kimco Realty Corp. REIT                                  (3,300)        (51,612)
Lincoln National Corp.                                   (1,300)        (39,910)
Marshall & Ilsley Corp.                                  (4,800)        (38,640)


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

--------------------------------------------------------------------------------
Market Neutral Equity Fund (Continued)
--------------------------------------------------------------------------------

                                                                       MARKET
SECURITIES SOLD SHORT -- (90.3%)(CONTINUED)              SHARES        VALUE
--------------------------------------------------------------------------------

MB Financial, Inc.                                       (2,600)    $   (58,578)
Morgan Stanley                                           (1,700)        (49,793)
National Penn Bancshares, Inc.                           (8,000)        (55,200)
Northern Trust Corp.                                       (900)        (49,734)
Old National Bancorp                                     (2,800)        (33,460)
Old Republic International Corp.                         (7,000)        (88,760)
PacWest Bancorp                                          (1,900)        (43,358)
Pico Holdings, Inc.*                                     (1,200)        (44,628)
Pinnacle Financial Partners, Inc.*                       (4,100)        (61,951)
PrivateBancorp, Inc.                                     (3,200)        (43,840)
Ramco-Gershenson Properties Trust REIT                   (3,800)        (42,788)
Regency Centers Corp. REIT                               (1,000)        (37,470)
Regions Financial Corp.                                  (5,600)        (43,960)
State Street Corp.                                         (600)        (27,084)
Sterling Bancshares, Inc.                               (14,600)        (81,468)
Sunstone Hotel Investors, Inc. REIT*                     (4,100)        (45,797)
SunTrust Banks, Inc.                                     (1,800)        (48,222)
Umpqua Holdings Corp.                                    (5,600)        (74,256)
Washington Federal, Inc.                                 (2,700)        (54,864)
Western Alliance Bancorp*                                (9,000)        (51,210)
Whitney Holding Corp.                                    (3,400)        (46,886)
Zions Bancorporation                                     (1,700)        (37,094)
--------------------------------------------------------------------------------
                                                                     (2,283,939)
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $ (9,094,240)
--------------------------------------------------------------------------------

TOTAL SECURITIES SOLD SHORT ($8,258,277)                           $ (9,094,240)
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 5.8%
(Cost $542,257)                                                    $    578,559

CASH COLLATERAL FOR SECURITIES
SOLD SHORT -- 95.6%                                                   9,636,995

LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.4%)                        (139,962)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 10,075,592
================================================================================

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

PORTFOLIO ABBREVIATIONS:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION                        LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
--------------------------------------------------------------------------------
Collateral for Securities
  Sold Short                     $9,636,995  $       --  $       --  $9,636,995
Investment Fund                     473,632          --          --     473,632
Common Stocks                       104,927          --          --     104,927
                                                                    ===========
                                                                    $10,215,554

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Mid Cap Fund - March 31, 2010 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 98.4%                                   SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 17.4%
AllianceBernstein Holding LP +                           95,070   $   2,914,846
Arch Capital Group Ltd.*                                 32,870       2,506,338
Assured Guaranty Ltd. +                                 107,170       2,354,525
Brandywine Realty Trust REIT +                          250,770       3,061,902
City National Corp.                                       8,320         449,030
Digital Realty Trust, Inc. REIT +                        40,320       2,185,344
Douglas Emmett, Inc. REIT +                             136,110       2,092,011
Fifth Third Bancorp                                     164,970       2,241,942
First Horizon National Corp.*                            67,017         941,591
IntercontinentalExchange, Inc.*                          14,210       1,594,078
Marshall & Ilsley Corp.                                 326,883       2,631,408
SunTrust Banks, Inc.                                    103,760       2,779,730
--------------------------------------------------------------------------------
                                                                     25,752,745
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 14.9%
Broadridge Financial Solutions, Inc.                     87,400       1,868,612
Check Point Software Technologies Ltd.*                  69,040       2,420,542
IAC/InterActiveCorp*                                    121,190       2,755,861
Jabil Circuit, Inc.                                     146,800       2,376,692
MEMC Electronic Materials, Inc.*                         86,470       1,325,585
Micron Technology, Inc.*                                221,530       2,301,697
Nuance Communications, Inc.*                            132,060       2,197,478
ON Semiconductor Corp.*                                 182,720       1,461,760
Seagate Technology* +                                    81,980       1,496,955
Sybase, Inc.* +                                          47,757       2,226,431
Teradyne, Inc.* +                                       145,650       1,626,911
--------------------------------------------------------------------------------
                                                                     22,058,524
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 14.1%
Autoliv, Inc.* +                                         42,070       2,167,867
DISH Network Corp. - Class A                             84,890       1,767,410
Guess?, Inc.                                             56,960       2,675,981
Hasbro, Inc. +                                           65,970       2,525,332
Lamar Advertising Co. - Class A* +                       56,210       1,930,814
Las Vegas Sands Corp.* +                                116,330       2,460,379
Lear Corp.*                                              32,970       2,616,169
Office Depot, Inc.*                                     139,810       1,115,684
Stanley Black & Decker, Inc.                             19,130       1,098,253
Starwood Hotels & Resorts Worldwide, Inc. +              53,470       2,493,841
--------------------------------------------------------------------------------
                                                                     20,851,730
--------------------------------------------------------------------------------

HEALTH CARE -- 10.7%
Biovail Corp. +                                         142,080       2,382,682
DaVita, Inc.*                                            34,000       2,155,600
Dendreon Corp.* +                                        30,690       1,119,264
Humana, Inc.*                                            37,400       1,749,198
Intuitive Surgical, Inc.*                                 4,220       1,469,109
King Pharmaceuticals, Inc.*                             191,580       2,252,981
Life Technologies Corp.*                                 46,970       2,455,122
Mylan, Inc.* +                                           96,960       2,201,961
--------------------------------------------------------------------------------
                                                                     15,785,917
--------------------------------------------------------------------------------

INDUSTRIALS -- 9.1%
Chicago Bridge & Iron Co. NV*                            82,490       1,918,717
Continental Airlines, Inc. - Class B* +                  51,030       1,121,129
Cooper Industries PLC                                    54,290       2,602,663
Joy Global, Inc.                                         26,440       1,496,504
McDermott International, Inc.*                           97,710       2,630,353
Terex Corp.* +                                           54,070       1,227,930
WW Grainger, Inc.                                        23,260       2,514,871
--------------------------------------------------------------------------------
                                                                     13,512,167
--------------------------------------------------------------------------------

MATERIALS -- 9.1%
Carpenter Technology Corp. +                             59,495       2,177,517
Cliffs Natural Resources, Inc.                           49,480       3,510,606
Cytec Industries, Inc.                                   53,700       2,509,938
Lubrizol Corp.                                           19,630       1,800,464
Scotts Miracle-Gro Co./The - Class A +                   32,230       1,493,860
Temple-Inland, Inc.                                      96,670       1,974,968
--------------------------------------------------------------------------------
                                                                     13,467,353
--------------------------------------------------------------------------------

ENERGY -- 8.0%
Alpha Natural Resources, Inc.*                           32,810       1,636,891
Concho Resources, Inc.*                                  41,240       2,076,846
ENSCO International, Inc. ADR                            36,940       1,654,173
FMC Technologies, Inc.* +                                18,180       1,174,973
Newfield Exploration Co.*                                40,985       2,133,269
Oil States International, Inc.*                          37,840       1,715,666
Plains Exploration & Production Co.* +                   49,130       1,473,409
--------------------------------------------------------------------------------
                                                                     11,865,227
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 6.2%
Green Mountain Coffee Roasters, Inc.* +                  27,450       2,657,709
Safeway, Inc.                                            92,850       2,308,251
Sara Lee Corp.                                          166,770       2,323,106
Whole Foods Market, Inc.* +                              51,650       1,867,148
--------------------------------------------------------------------------------
                                                                      9,156,214
--------------------------------------------------------------------------------

UTILITIES -- 5.3%
Constellation Energy Group, Inc.                         70,150       2,462,966
Northeast Utilities                                      81,300       2,247,132
NV Energy, Inc.                                          93,830       1,156,924
Questar Corp. +                                          47,620       2,057,184
--------------------------------------------------------------------------------
                                                                      7,924,206
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 3.6%
SBA Communications Corp. - Class A*                      76,950       2,775,587
Windstream Corp. +                                      232,780       2,534,974
--------------------------------------------------------------------------------
                                                                      5,310,561
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                               $ 145,684,644
--------------------------------------------------------------------------------

INVESTMENT FUND -- 25.6%
Invesco AIM Liquid Assets Portfolio**                34,657,844      34,657,844
Touchstone Institutional
    Money Market Fund^                                3,302,762       3,302,762
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUND                                             $  37,960,606
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 124.0%
(Cost $157,346,701)                                               $ 183,645,250

LIABILITIES IN EXCESS OF OTHER ASSETS -- (24.0%)                    (35,558,443)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 148,086,807

--------------------------------------------------------------------------------
Mid Cap Fund (Continued)
--------------------------------------------------------------------------------

+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2010, was $33,717,033.

*     Non-income producing security.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

PORTFOLIO ABBREVIATIONS:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION                LEVEL 1        LEVEL 2       LEVEL 3        TOTAL
--------------------------------------------------------------------------------
Common Stocks           $145,684,644   $        --   $        --   $145,684,644
Investment Fund           37,960,606            --            --     37,960,606
                                                                   ============
                                                                   $183,645,250

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Mid Cap Value Fund - March 31, 2010 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 98.0%                                   SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 24.2%
Ameriprise Financial, Inc.                                1,246     $    56,519
Boston Properties, Inc. REIT                                860          64,878
Comerica, Inc.                                            1,577          59,989
Endurance Specialty Holdings Ltd.                         1,448          53,793
Federated Investors, Inc. - Class B                       2,177          57,429
Fifth Third Bancorp                                       4,167          56,630
First Horizon National Corp.*                             2,627          36,911
Host Hotels & Resorts, Inc. REIT                          4,239          62,101
Liberty Property Trust REIT                               1,860          63,128
PartnerRe Ltd.                                              718          57,239
People's United Financial, Inc.                           3,324          51,987
ProAssurance Corp.*                                         966          56,550
Reinsurance Group of America, Inc.                        1,073          56,354
Unum Group                                                2,533          62,742
Willis Group Holdings PLC                                 1,885          58,982
Zions Bancorporation                                      2,246          49,008
--------------------------------------------------------------------------------
                                                                        904,240
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 12.8%
American Eagle Outfitters, Inc.                           2,962          54,856
BorgWarner, Inc.*                                         1,396          53,299
Darden Restaurants, Inc.                                    997          44,406
GameStop Corp. - Class A*                                 2,435          53,351
H&R Block, Inc.                                           3,302          58,776
Harley-Davidson, Inc.                                     1,945          54,596
International Game Technology                             2,590          47,785
Interpublic Group of Cos., Inc.*                          6,840          56,909
PetSmart, Inc.                                            1,733          55,387
--------------------------------------------------------------------------------
                                                                        479,365
--------------------------------------------------------------------------------

INDUSTRIALS -- 11.5%
Avery Dennison Corp.                                      1,743          63,462
Cintas Corp.                                              1,737          48,792
Dover Corp.                                               1,140          53,295
PACCAR, Inc.                                              1,388          60,156
Pitney Bowes, Inc.                                        2,306          56,382
R.R. Donnelley & Sons Co.                                 2,142          45,732
Rockwell Collins, Inc.                                      647          40,496
Spirit Aerosystems Holdings, Inc. - Class A*              2,547          59,549
--------------------------------------------------------------------------------
                                                                        427,864
--------------------------------------------------------------------------------

UTILITIES -- 10.4%
AGL Resources, Inc.                                       1,566          60,526
Consolidated Edison, Inc.                                   779          34,697
Edison International                                      1,274          43,533
Great Plains Energy, Inc.                                 2,995          55,617
Pinnacle West Capital Corp.                               1,396          52,671
Portland General Electric Co.                             2,270          43,834
SCANA Corp.                                               1,184          44,506
Xcel Energy, Inc.                                         2,396          50,795
--------------------------------------------------------------------------------
                                                                        386,179
--------------------------------------------------------------------------------

ENERGY -- 9.5%
Murphy Oil Corp.                                            993          55,797
Nabors Industries Ltd.*                                   2,811          55,180
Newfield Exploration Co.*                                   886          46,116
Pioneer Natural Resources Co.                               988          55,644
Range Resources Corp.                                       946          44,339
Spectra Energy Corp.                                      2,395          53,959
Sunoco, Inc.                                              1,447          42,991
--------------------------------------------------------------------------------
                                                                        354,026
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 8.8%
Analog Devices, Inc.                                      1,957          56,401
Brocade Communications Systems, Inc.*                     9,184          52,440
Diebold, Inc.                                             1,697          53,897
Molex, Inc.                                               2,580          53,819
Sybase, Inc.*                                             1,083          50,489
Synopsys, Inc.*                                           2,740          61,294
--------------------------------------------------------------------------------
                                                                        328,340
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 7.9%
BJ's Wholesale Club, Inc.*                                1,026          37,952
Brown-Forman Corp. - Class B                                950          56,478
Constellation Brands, Inc. - Class A*                     2,242          36,858
Dean Foods Co.*                                           3,793          59,512
McCormick & Co., Inc.                                     1,312          50,328
Molson Coors Brewing Co. - Class B                        1,263          53,122
--------------------------------------------------------------------------------
                                                                        294,250
--------------------------------------------------------------------------------

MATERIALS -- 7.9%
Allegheny Technologies, Inc.                              1,063          57,391
Cliffs Natural Resources, Inc.                              640          45,408
Nucor Corp.                                               1,120          50,826
Owens-Illinois, Inc.*                                     1,598          56,793
Packaging Corp of America                                 1,856          45,676
Pactiv Corp.*                                             1,592          40,087
--------------------------------------------------------------------------------
                                                                        296,181
--------------------------------------------------------------------------------

HEALTH CARE -- 5.0%
AmerisourceBergen Corp.                                   1,671          48,325
Beckman Coulter, Inc.                                       572          35,922
Cooper Cos., Inc./The                                       716          27,838
Henry Schein, Inc.*                                         700          41,230
Teleflex, Inc.                                              525          33,637
--------------------------------------------------------------------------------
                                                                        186,952
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                 $ 3,657,397
--------------------------------------------------------------------------------

INVESTMENT FUND -- 1.2%
Touchstone Institutional
    Money Market Fund^                                   42,954          42,954
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 99.2%
(Cost $3,335,902)                                                   $ 3,700,351

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%                            29,933
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                $ 3,730,284
================================================================================

--------------------------------------------------------------------------------
Mid Cap Value Fund (Continued)
--------------------------------------------------------------------------------

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

PORTFOLIO ABBREVIATIONS:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION               LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stocks          $  3,657,397   $         --   $         --   $  3,657,397
Investment Fund              42,954             --             --         42,954
                                                                    ============
                                                                    $  3,700,351

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Premium Yield Equity Fund - March 31, 2010 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 98.3%                                   SHARES        VALUE
--------------------------------------------------------------------------------

ENERGY -- 20.1%
BP PLC ADR                                               13,840    $    789,849
Diamond Offshore Drilling, Inc.                           7,820         694,494
Enerplus Resources Fund                                  49,945       1,184,196
Kinder Morgan Management LLC*                            37,673       2,208,402
Southern Union Co.                                       42,725       1,083,933
Spectra Energy Corp.                                     43,325         976,112
--------------------------------------------------------------------------------
                                                                      6,936,986
--------------------------------------------------------------------------------

FINANCIALS -- 16.2%
Alexandria Real Estate Equities, Inc. REIT               11,435         773,006
Allstate Corp.                                           24,070         777,702
Bank of Montreal                                          9,025         547,817
Cincinnati Financial Corp.                               25,275         730,447
Digital Realty Trust, Inc. REIT                          13,840         750,128
HCP, Inc. REIT                                           21,660         714,780
HSBC Holdings PLC ADR                                     7,820         396,396
NYSE Euronext                                            30,690         908,731
--------------------------------------------------------------------------------
                                                                      5,599,007
--------------------------------------------------------------------------------

HEALTH CARE -- 16.0%
Abbott Laboratories                                      17,450         919,266
Bristol-Myers Squibb Co.                                 22,865         610,495
Eli Lilly & Co.                                          30,085       1,089,679
Johnson & Johnson                                        18,050       1,176,860
Merck & Co., Inc.                                        30,085       1,123,675
Pfizer, Inc.                                             35,500         608,825
--------------------------------------------------------------------------------
                                                                      5,528,800
--------------------------------------------------------------------------------

UTILITIES -- 15.4%
American Water Works Co., Inc.                           45,730         995,085
National Grid PLC ADR                                    21,060       1,026,675
NiSource, Inc.                                           71,005       1,121,879
Northeast Utilities                                      22,265         615,405
ONEOK, Inc.                                              22,865       1,043,787
Pepco Holdings, Inc.                                     30,085         515,958
--------------------------------------------------------------------------------
                                                                      5,318,789
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 9.1%
Intel Corp.                                              39,110         870,589
Microchip Technology, Inc.                               28,885         813,401
Paychex, Inc.                                            21,060         646,542
Taiwan Semiconductor Manufacturing
    Co. Ltd. ADR                                         77,743         815,524
--------------------------------------------------------------------------------
                                                                      3,146,056
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 8.5%
AT&T, Inc.                                               31,290         808,534
BCE, Inc.                                                11,435         335,617
China Mobile Ltd. ADR                                     9,685         466,042
Tele Norte Leste Participacoes SA ADR                    35,500         626,930
Windstream Corp.                                         65,590         714,275
--------------------------------------------------------------------------------
                                                                      2,951,398
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 6.4%
Genuine Parts Co.                                        19,255         813,524
McDonald's Corp.                                         10,230         682,546
Thomson Reuters Corp.                                    19,255         698,956
--------------------------------------------------------------------------------
                                                                      2,195,026
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 3.0%
Procter & Gamble Co./The                                 16,245       1,027,821
--------------------------------------------------------------------------------

INDUSTRIALS -- 1.9%
R.R. Donnelley & Sons Co.                                31,290         668,042
--------------------------------------------------------------------------------

MATERIALS -- 1.7%
Sociedad Quimica y Minera de Chile SA ADR                15,905         594,688
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $ 33,966,613
--------------------------------------------------------------------------------

INVESTMENT FUND -- 3.5%
Touchstone Institutional
    Money Market Fund^                                1,192,612       1,192,612
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 101.8%
(Cost $33,577,365)                                                 $ 35,159,225

LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.8%)                        (625,980)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 34,533,245
================================================================================

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

PORTFOLIO ABBREVIATIONS:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION                  LEVEL 1        LEVEL 2       LEVEL 3       TOTAL
--------------------------------------------------------------------------------
Common Stocks              $33,966,613   $        --   $        --   $33,966,613
Investment Fund              1,192,612            --            --     1,192,612
                                                                     ===========
                                                                     $35,159,225

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Sands Capital Select Growth Fund - March 31, 2010 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 97.2%                                   SHARES        VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 32.7%
Apple, Inc.*                                            175,800   $  41,300,694
Broadcom Corp. - Class A                                306,400      10,166,352
FLIR Systems, Inc.*                                     280,200       7,901,640
Google, Inc. - Class A*                                  54,000      30,618,540
QUALCOMM, Inc.                                          571,400      23,993,086
Salesforce.com, Inc.*                                   326,700      24,322,815
Visa, Inc. - Class A                                    316,500      28,810,995
VMware, Inc. - Class A*                                 168,300       8,970,390
--------------------------------------------------------------------------------
                                                                    176,084,512
--------------------------------------------------------------------------------

HEALTH CARE -- 19.5%
Allergan, Inc.                                          364,400      23,802,608
Genzyme Corp.*                                          428,200      22,193,606
Illumina, Inc.*                                         415,700      16,170,730
Intuitive Surgical, Inc.*                                80,000      27,850,400
Varian Medical Systems, Inc.*                           273,300      15,121,689
--------------------------------------------------------------------------------
                                                                    105,139,033
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 17.2%
Amazon.com, Inc.*                                       282,500      38,343,725
Las Vegas Sands Corp.*                                  630,000      13,324,500
NIKE, Inc. - Class B                                    245,100      18,014,850
Staples, Inc.                                           408,500       9,554,815
Starbucks Corp.*                                        555,800      13,489,266
--------------------------------------------------------------------------------
                                                                     92,727,156
--------------------------------------------------------------------------------

ENERGY -- 13.0%
FMC Technologies, Inc.*                                 366,900      23,712,747
National-Oilwell Varco, Inc.                            616,700      25,025,686
Schlumberger Ltd.                                       339,900      21,570,054
--------------------------------------------------------------------------------
                                                                     70,308,487
--------------------------------------------------------------------------------

FINANCIALS -- 8.9%
Charles Schwab Corp. (The)                              821,900      15,361,311
CME Group, Inc.                                          39,300      12,423,123
IntercontinentalExchange, Inc.*                         178,800      20,057,784
--------------------------------------------------------------------------------
                                                                     47,842,218
--------------------------------------------------------------------------------

MATERIALS -- 3.2%
Monsanto Co.                                            239,800      17,126,516
--------------------------------------------------------------------------------

INDUSTRIALS -- 2.7%
Iron Mountain, Inc. +                                   214,700       5,882,780
WW Grainger, Inc.                                        81,200       8,779,344
--------------------------------------------------------------------------------
                                                                     14,662,124
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                               $ 523,890,046
--------------------------------------------------------------------------------

INVESTMENT FUND -- 3.8%
Invesco AIM Liquid Assets Portfolio**                 5,289,928   $   5,289,928
Touchstone Institutional
    Money Market Fund^                               14,982,826      14,982,826
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUND                                             $  20,272,754
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 101.0%
(Cost $405,314,029)                                               $ 544,162,800

LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.0%)                      (5,135,597)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 539,027,203
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2010, was $5,176,572.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

PORTFOLIO ABBREVIATIONS:

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION               LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stocks          $523,890,046   $         --   $         --   $523,890,046
Investment Fund          20,272,754             --             --     20,272,754
                                                                    ============
                                                                    $544,162,800

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Short Duration Fixed Income Fund - March 31, 2010 (Unaudited)
--------------------------------------------------------------------------------

   PRINCIPAL                                                           MARKET
     AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

                CORPORATE BONDS -- 28.0%
                FINANCIALS -- 16.0%
$      350,000  American Express Bank, Ser BKnt,
                  0.380%, 6/12/12 (a)                              $    345,085
       315,000  Bank of New York Mellon Corp.,
                  4.950%, 11/1/12                                       341,522
       150,000  Bank of New York Mellon Corp.,
                  5.125%, 11/1/11*                                      159,046
       195,000  FIA Card Services NA,
                  6.625%, 6/15/12                                       211,227
       235,000  General Electric Capital Corp.,
                  0.320%, 8/15/11 (a)                                   234,465
       280,000  Goldman Sachs Group, Inc.,
                  6.875%, 1/15/11                                       293,127
       275,000  Hudson United Bank,
                  7.000%, 5/15/12                                       293,101
       215,000  ING USA Global Funding Trust,
                  4.500%, 10/1/10                                       218,616
       320,000  Jefferies Group, Inc., 7.750%, 3/15/12                  344,157
       335,000  John Deere Capital Corp., Ser CORE,
                  2.000%, 4/15/11                                       334,513
       285,000  Manufacturers & Traders Trust Co.,
                  1.791%, 4/1/13 (a)                                    277,520
       300,000  MetLife of Connecticut
                  Institutional Funding Ltd.,
                  0.501%, 12/8/11 (a)                                   290,496
       255,000  Morgan Stanley, 5.625%, 1/9/12                          270,087
       270,000  National City Bank of Kentucky,
                  6.300%, 2/15/11                                       277,497
       120,000  New York Life Global Funding, 144a,
                  5.250%, 10/16/12                                      129,472
       365,000  Northern Trust Corp., 5.300%, 8/29/11                   384,762
       450,000  PNC Funding Corp., 2.300%, 6/22/12                      460,209
       270,000  State Street Corp., 7.650%, 6/15/10                     273,466
       260,000  SunTrust Bank, Inc., 6.375%, 4/1/11                     271,433
       225,000  TD Ameritrade Holding Corp.,
                  2.950%, 12/1/12                                       227,028
       300,000  Trustreet Properties, Inc.,
                  7.500%, 4/1/15                                        309,133
       500,000  Wells Fargo & Co., Ser MTN,
                  3.980%, 10/29/10                                      509,420
       275,000  Xlliac Global Funding, 144a,
                  4.800%, 8/10/10                                       277,741
--------------------------------------------------------------------------------
                                                                      6,733,123
--------------------------------------------------------------------------------

                INDUSTRIALS -- 2.8%
       225,000  Cooper US, Inc., 5.250%, 11/15/12                       244,046
       146,255  Petrodrill Five Ltd., Ser 5,
                  4.390%, 4/15/16                                       150,982
       175,007  Petrodrill Four Ltd., Ser 4,
                  4.240%, 1/15/16                                       181,500
       225,000  Ryder System, Inc., 5.950%, 5/2/11                      234,959
       173,543  Systems 2001 AT LLC, 6.664%, 9/15/13                    183,305
       175,000  Tyco International Finance SA,
                  6.375%, 10/15/11                                      188,550
--------------------------------------------------------------------------------
                                                                      1,183,342
--------------------------------------------------------------------------------

                HEALTH CARE -- 2.5%
       325,000  Baxter FinCo BV, 4.750%, 10/15/10                       332,560
       330,000  Express Scripts, Inc., 5.250%, 6/15/12                  351,864
       360,000  Hospira, Inc., 5.550%, 3/30/12                          382,851
--------------------------------------------------------------------------------
                                                                      1,067,275
--------------------------------------------------------------------------------

                CONSUMER STAPLES -- 2.0%
       620,000  CVS Caremark Corp., 0.552%, 6/1/10 (a)                  620,090
       215,000  Kroger Company, 6.800%, 4/1/11                          226,289
--------------------------------------------------------------------------------
                                                                        846,379
--------------------------------------------------------------------------------

                TELECOMMUNICATION SERVICES -- 1.9%
       218,605  BellSouth Telecommunications, Inc.,
                  6.300%, 12/15/15                                      231,053
       240,000  New Cingular Wireless Services, Inc.,
                  8.125%, 5/1/12                                        270,832
       104,000  TELUS Corp., 8.000%, 6/1/11                             111,927
       175,000  Verizon New England, Inc.,
                  6.500%, 9/15/11                                       186,071
--------------------------------------------------------------------------------
                                                                        799,883
--------------------------------------------------------------------------------

                UTILITIES -- 1.2%
       190,000  National Rural Utilities Cooperative
                  Finance Corp., Ser MTNC,
                  7.250%, 3/1/12                                        209,001
       300,000  NSTAR Electric Co., 7.800%, 5/15/10                     302,004
--------------------------------------------------------------------------------
                                                                        511,005
--------------------------------------------------------------------------------

                CONSUMER DISCRETIONARY -- 0.6%
       245,000  Comcast Cable Communications LLC,
                  6.750%, 1/30/11                                       256,065
--------------------------------------------------------------------------------

                INFORMATION TECHNOLOGY -- 0.5%
       200,000  Hewlett-Packard Co., 2.250%, 5/27/11                    203,076
--------------------------------------------------------------------------------

                MATERIALS -- 0.5%
       185,000  Dow Chemical Co., 7.600%, 5/15/14                       211,195
--------------------------------------------------------------------------------
                TOTAL CORPORATE BONDS                              $ 11,811,343
--------------------------------------------------------------------------------

                ASSET-BACKED SECURITIES -- 22.1%
       480,000  American Express Credit
                  Account Master Trust, Ser 2005-4,
                  Class A, 0.300%, 1/15/15 (a)                          477,813
       260,000  Bank of America Auto Trust,
                  Ser 2008-1A, Class A3A, 144a,
                  4.970%, 9/20/12                                       268,898
       175,000  CarMax Auto Owner Trust, Ser 2006-2,
                  Class B, 5.310%, 4/16/12                              182,058

--------------------------------------------------------------------------------
Short Duration Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

   PRINCIPAL                                                           MARKET
     AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

                ASSET-BACKED SECURITIES -- 22.1% (CONTINUED)
$      106,956  CenterPoint Energy
                  Transition Bond Co. LLC, Ser 2005-A,
                  Class A2, 4.970%, 8/1/14                         $    112,416
       270,000  Chase Issuance Trust, Ser 2007-A17,
                  Class A, 5.120%, 10/15/14                             292,329
       430,000  Chase Issuance Trust, Ser 2008-A11,
                  Class A11, 5.400%, 7/15/15                            473,177
       305,000  Chase Issuance Trust, Ser 2009-A3,
                  Class A3, 2.400%, 6/17/13                             310,641
       277,591  Chase Manhattan Auto Owner Trust,
                  Ser 2006-B, Class A4, 5.110%, 4/15/14                 282,451
       300,000  Chrysler Financial Auto
                  Securitization Trust, Ser 2009-A,
                  Class A3, 2.820%, 1/15/16                             307,074
       726,204  CNH Equipment Trust, Ser 2008-B,
                  Class A3B, 1.630%, 7/16/12 (a)                        729,891
       150,000  CNH Equipment Trust, Ser 2008-B,
                  Class A4A, 5.600%, 11/17/14                           159,479
       265,000  CNH Equipment Trust, Ser 2009-A,
                  Class A3, 5.280%, 11/15/12                            275,570
       325,000  CNH Equipment Trust, Ser 2009-B,
                  Class A4, 5.170%, 10/15/14                            345,724
       296,741  College & University Facility Loan Trust,
                  Ser 2, Class D, 4.000%, 6/1/18                        296,741
       425,000  Discover Card Master Trust, Ser 2008-A3,
                  Class A3, 5.100%, 10/15/13                            443,309
       240,000  Ford Credit Auto Lease Trust, Ser 2010-A,
                  Class A3, 144a, 1.620%, 11/15/13                      240,483
       133,859  Ford Credit Auto Owner Trust, Ser 2007-B,
                  Class A3A, 5.150%, 11/15/11                           136,003
       140,000  Ford Credit Auto Owner Trust, Ser 2009-B,
                  Class A4, 4.500%, 7/15/14                             149,126
       320,000  GE Capital Credit Card Master Note Trust,
                  Ser 2005-3, Class A, 4.130%, 6/15/13                  322,250
       300,000  GE Capital Credit Card Master Note Trust,
                  Ser 2009-2, Class A, 3.690%, 7/15/15                  310,561
       300,000  GE Equipment Midticket LLC, Ser 2009-1,
                  Class A3, 2.340%, 6/17/13                             304,320
       606,762  Harley-Davidson Motorcycle Trust,
                  Ser 2006-1, Class A2, 144a,
                  5.040%, 10/15/12                                      620,090
       188,462  IMC Home Equity Loan Trust,
                  Ser 1997-5, Class A9, 7.310%, 11/20/28                180,781
       227,912  John Deere Owner Trust, Ser 2007-A,
                  Class A4, 5.070%, 4/15/14                             232,788
       440,000  Nissan Auto Lease Trust, Ser 2009-A,
                  Class A4, 3.510%, 11/17/14                            453,516
       400,000  PG&E Energy Recovery Funding LLC,
                  Ser 2005-1, Class A4, 4.370%, 6/25/14                 418,783
       101,213  PG&E Energy Recovery Funding LLC,
                  Ser 2005-2, Class A2, 5.030%, 3/25/14                 105,908
       123,920  RSB Bondco LLC, Ser 2007-A,
                  Class A1, 5.470%, 10/1/14                             130,988
       375,000  Volkswagen Auto Lease Trust,
                  Ser 2009-A, Class A3, 3.410%, 4/16/12                 385,192
       196,599  Volkswagen Auto Loan Enhanced Trust,
                  Ser 2008-1, Class A3, 4.500%, 7/20/12                 200,606
       180,000  World Financial Network Credit Card
                  Master Trust, Ser 2009-B, Class A,
                  3.790%, 5/15/16                                       183,321
--------------------------------------------------------------------------------
                TOTAL ASSET-BACKED SECURITIES                      $  9,332,287
--------------------------------------------------------------------------------

                U.S. GOVERNMENT MORTGAGE-BACKED
                OBLIGATIONS -- 20.7%
         3,698  FHLMC, Pool #G10446, 6.500%, 2/1/11                       3,728
        91,445  FHLMC, Pool #D94598, 6.500%, 4/1/21                     100,489
        45,675  FHLMC, Pool #E97227, 7.000%, 9/1/14                      46,544
       112,530  FHLMC, Pool #C66916, 7.000%, 5/1/32                     126,087
       126,072  FHLMC, Pool #G30085, 7.500%, 10/1/17                    141,207
       165,493  FHLMC CMO/REMICS, Ser 2892,
                  Class A, Pool #FHR 2892 A,
                  5.000%, 5/15/21                                       168,831
       299,736  FHLMC CMO/REMICS, Ser 3178,
                  Class MA, Pool #FHR 3178 MA,
                  6.000%, 10/15/26                                      302,207
       399,455  FHLMC REMICS, Ser 2510,
                  Class TA, Pool #FHR 2510 TA,
                  4.000%, 6/15/32                                       413,671
       112,609  FHLMC REMICS, Ser 2575,
                  Class QP, Pool #FHR 2575 QP,
                  4.500%, 11/15/31                                      114,019
         2,334  FNMA, Pool #250477, 6.000%, 1/1/11                        2,353
        35,271  FNMA, Pool #313429, 7.000%, 3/1/12                       36,623
        68,228  FNMA, Pool #323441, 7.000%, 12/1/13                      70,441
       218,863  FNMA, Pool #546474, 7.000%, 1/1/15                      231,766
         7,627  FNMA, Pool #334593, 7.000%, 5/1/24                        8,532
       132,966  FNMA, Pool #323832, 7.500%, 7/1/29                      150,259
       164,359  FNMA, Pool #665773, 7.500%, 6/1/31                      185,583
            26  FNMA, Pool #N 6222, 9.000%, 4/1/16                           26
       184,385  FNMA CMO/REMICS, Ser 2003-66,
                  Class AP, Pool #FNR 2003-66 AP,
                  3.500%, 11/25/32                                      187,939
       377,513  FNMA CMO/REMICS, Ser 2003-19,
                  Class ME, Pool #FNR 2003-19 ME,
                  4.000%, 1/25/33                                       391,520
       564,074  FNMA CMO/REMICS, Ser 2003-42,
                  Class CA, Pool #FNR 2003-42 CA,
                  4.000%, 5/25/33                                       582,975
       594,678  FNMA CMO/REMICS, Ser 2003-119,
                  Class PU, Pool #FNR 2003-119 PU,
                  4.000%, 11/25/33                                      617,842
       658,119  FNMA CMO/REMICS, Ser 2002-71,
                  Class AP, Pool #FNR 2002-71 AP,
                  5.000%, 11/25/32                                      702,107

--------------------------------------------------------------------------------
Short Duration Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

   PRINCIPAL                                                           MARKET
     AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

                U.S. GOVERNMENT MORTGAGE-BACKED
                OBLIGATIONS -- 20.7% (CONTINUED)
$      253,287  GNMA, Ser 2004-43, Class A,
                  Pool #2004-43 A,
                  2.822%, 12/16/19                                 $    255,350
       365,620  GNMA, Ser 2004-97, Class AB,
                  Pool #2004-97 AB,
                  3.084%, 4/16/22                                       370,964
        13,698  GNMA, Pool #G2 8426,
                  3.125%, 11/20/18  (a)                                  14,062
       115,260  GNMA, Ser 2004-9, Class A,
                  Pool #2004-9 A,
                  3.360%, 8/16/22                                       116,007
       208,776  GNMA, Ser 2006-19, Class A,
                  Pool #2006-19 A,
                  3.387%, 6/16/30                                       212,185
       290,711  GNMA, Ser 2006-39, Class A,
                  Pool #2006-39 A,
                  3.772%, 6/16/25                                       297,831
       131,060  GNMA, Ser 2004-6, Class B,
                  Pool #2004-6 B,
                  3.949%, 7/16/33                                       135,657
       292,186  GNMA, Ser 2005-76, Class A,
                  Pool #2005-76 A,
                  3.963%, 5/16/30                                       302,851
       240,309  GNMA, Ser 2005-79, Class A,
                  Pool #2005-79 A,
                  3.998%, 10/16/33                                      245,310
       337,276  GNMA, Ser 2005-12, Class A,
                  Pool #2005-12 A,
                  4.044%, 5/16/21                                       344,307
       636,012  GNMA, Ser 2002-72, Class AB,
                  Pool #2002-72 AB,
                  4.500%, 10/20/32                                      664,856
       430,000  GNMA, Ser 2004-12, Class BA,
                  Pool #2004-12 BA,
                  4.807%, 8/16/32                                       452,000
         3,994  GNMA, Pool #G2 2707, 5.500%, 1/20/14                      4,242
         3,150  GNMA, Pool #G2 2802, 5.500%, 7/20/14                      3,345
        53,083  GNMA, Pool #G2 2843, 5.500%, 11/20/14                    56,376
        56,578  GNMA, Pool #578189, 6.000%, 2/15/32                      61,373
        11,403  GNMA, Pool #462486, 6.500%, 1/15/13                      12,331
        32,708  GNMA, Pool #569337, 6.500%, 4/15/22                      35,094
       141,107  GNMA, Pool #780604, 7.000%, 7/15/12                     148,417
        64,014  GNMA, Pool #G2 814, 8.000%, 8/20/17                      70,540
        29,688  GNMA, Pool #780327, 8.000%, 11/15/17                     32,846
        66,981  GNMA, Pool #780322, 8.000%, 11/15/22                     76,902
        63,053  GNMA, Pool #344233, 8.000%, 2/15/23                      72,517
       125,329  GNMA, Pool #345123, 8.000%, 12/15/23                    144,142
--------------------------------------------------------------------------------
                TOTAL U.S. GOVERNMENT
                MORTGAGE-BACKED OBLIGATIONS                        $  8,714,254
--------------------------------------------------------------------------------

                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 10.7%
        94,543  Banc of America Commercial
                  Mortgage, Inc., Ser 2000-2,
                  Class A2, 7.197%, 9/15/32 (a)                          94,461
       300,000  Banc of America Commercial
                  Mortgage, Inc., Ser 2002-2,
                  Class A3, 5.118%, 7/11/43                             313,516
       300,383  Credit Suisse First Boston
                  Mortgage Securities Corp.,
                  Ser 2001-CF2, Class A4,
                  6.505%, 2/15/34                                       308,467
       275,000  Crown Castle Towers LLC,
                  Ser 2006-1A, Class AFX, 144a,
                  5.245%, 11/15/36                                      290,125
       330,000  Crown Castle Towers LLC,
                  Ser 2006-1A, Class B, 144a,
                  5.362%, 11/15/36                                      348,975
       407,466  First Union National Bank
                  Commercial Mortgage, Ser 2001-C2,
                  Class A2, 6.663%, 1/12/43                             420,213
       145,000  First Union National Bank
                  Commercial Mortgage, Ser 2001-C4,
                  Class A2, 6.223%, 12/12/33                            152,289
       150,000  GE Capital Commercial Mortgage Corp.,
                  Ser 2001-1, Class A2,
                  6.531%, 5/15/33                                       155,218
       360,000  GE Capital Commercial Mortgage Corp.,
                  Ser 2001-3, Class A2,
                  6.070%, 6/10/38                                       378,895
       320,000  JP Morgan Chase Commercial
                  Mortgage Securities Corp.,
                  Ser 2003-CB6, Class A2,
                  5.255%, 7/12/37 (a)                                   338,616
       283,960  LB-UBS Commercial Mortgage Trust,
                  Ser 2001-C2, Class A2,
                  6.653%, 11/15/27                                      293,975
       297,022  LB-UBS Commercial Mortgage Trust,
                  Ser 2003-C5, Class A3,
                  4.254%, 7/15/27                                       303,162
       315,000  LB-UBS Commercial Mortgage Trust,
                  Ser 2003-C7, Class A3,
                  4.559%, 9/15/27 (a)                                   320,265
       283,946  Merrill Lynch Mortgage Investors, Inc.,
                  Ser 1998-C1, Class A3,
                  6.720%, 11/15/26 (a)                                  307,907
       263,254  Morgan Stanley Capital I,
                  Ser 2007-HQ11, Class A1,
                  5.246%, 2/12/44                                       269,340
       120,000  SBA CMBS Trust, 5.451%, 11/15/36                        124,050
        90,000  SBA CMBS Trust, Ser 2006-1A,
                  Class A, 5.314%, 11/15/36                              94,500
--------------------------------------------------------------------------------
                TOTAL COMMERCIAL
                MORTGAGE-BACKED SECURITIES                         $  4,513,974
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Short Duration Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

   PRINCIPAL                                                           MARKET
     AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

                U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.0%
$      260,000  FNMA, 5.250%, 8/1/12                               $    279,942
       306,350  SBA, Ser 2008-10B, Class 1,
                  4.580%, 3/1/18                                        323,790
       192,827  SBA, Ser 2005-P10A, Class 1,
                  4.638%, 2/10/15                                       202,006
       229,332  SBA, Ser 2003-20E, Class 1,
                  4.640%, 5/1/23                                        239,546
       255,389  SBA, Ser 2004-20B, Class 1,
                  4.720%, 2/1/24                                        267,211
       212,283  SBA, Ser 2002-20J, Class 1,
                  4.750%, 10/1/22                                       222,497
       258,410  BA, Ser 2005-20G, Class 1,
                  4.750%, 7/1/25                                        271,821
       309,323  SBA, Ser 2007-10E, Class 1,
                  5.250%, 9/1/17                                        330,928
       168,748  SBA, Ser 2006-P10A, Class 1,
                  5.408%, 2/10/16                                       179,947
       235,761  SBA, Ser 98-L, 5.800%, 12/1/18                          252,049
       211,631  SBA, Ser 20C, 6.070%, 3/1/22                            228,366
       239,948  SBA, 6.140%, 1/1/22                                     259,137
       286,344  Whc-Irs Trust, 6.980%, 5/15/15                          309,109
--------------------------------------------------------------------------------
                TOTAL U.S. GOVERNMENT
                AGENCY OBLIGATIONS                                 $  3,366,349
--------------------------------------------------------------------------------

                U.S. TREASURY OBLIGATIONS -- 6.2%
       955,533  U.S. Treasury Inflation Indexed Bond,
                  1.875%, 7/15/13                                     1,010,999
       450,000  U.S. Treasury Note, 0.875%, 2/28/11                     451,846
       300,000  U.S. Treasury Note, 4.125%, 8/31/12                     320,625
       800,000  U.S. Treasury Note, 2.750%, 10/31/13                    823,187
--------------------------------------------------------------------------------
                TOTAL U.S. TREASURY OBLIGATIONS                    $  2,606,657
--------------------------------------------------------------------------------

                MUNICIPAL BONDS -- 2.2%
                LOUISIANA -- 0.4%
       161,367  Louisiana Public Facilities Authority,
                  Ser 2008 Cl A 4.500%, 2/1/14                          164,465
--------------------------------------------------------------------------------

                PENNSYLVANIA -- 1.8%
       750,000  Commonwealth Fing Auth PA Rev,
                  Ser A 3.860%, 6/1/11                                  771,622
--------------------------------------------------------------------------------
                TOTAL MUNICIPAL BONDS                              $    936,087
--------------------------------------------------------------------------------

                MORTGAGE-BACKED SECURITIES -- 1.2%
       301,006  Community Program Loan Trust,
                  Ser 1987-A, Class A4,
                  4.500%, 10/1/18                                       302,771
       215,332  Wells Fargo Mortgage Backed
                  Securities Trust, Ser 2006-16,
                  Class A12, 5.000%, 11/25/36                           215,320
--------------------------------------------------------------------------------
                TOTAL MORTGAGE-BACKED SECURITIES                   $    518,091
--------------------------------------------------------------------------------

                                                                       MARKET
     SHARES                                                            VALUE
--------------------------------------------------------------------------------

                INVESTMENT FUND -- 0.5%
       201,017  Touchstone Institutional
                  Money Market Fund^                               $    201,017
--------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 99.6%
                (Cost $40,978,335)                                 $ 42,000,059

                OTHER ASSETS IN
                EXCESS OF LIABILITIES -- 0.4%                           169,743
--------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                               $ 42,169,802
================================================================================

(a) Variable rate security - the rate reflected is the rate in effect as of March 31, 2010.

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

PORTFOLIO ABBREVIATIONS:

CMO - Collateralized Mortgage Obligation

FNMA - Federal National Mortgage Association

FHLMC - Federal Home Loan Mortgage Corp.

GNMA - Government National Mortgage Association

LOC - Letter of Credit

MBIA - Insured by Municipal Bond Insurance Organization

144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities were valued at $2,175,784 or 5.2% of net assets.

--------------------------------------------------------------------------------
Short Duration Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION                 LEVEL 1       LEVEL 2        LEVEL 3       TOTAL
--------------------------------------------------------------------------------
Corporate Bonds           $        --   $11,811,343   $        --   $11,811,343
Asset-Backed Securities            --     9,332,287            --     9,332,287
U.S. Government
  Mortgage-Backed
  Obligations                      --     8,714,254            --     8,714,254
Commercial
  Mortgage-Backed
  Securities                       --     4,513,974            --     4,513,974
U.S. Government
  Agency
  Obligations                      --     3,366,349            --     3,366,349
U.S. Treasury
  Obligations                      --     2,606,657            --     2,606,657
Municipal Bonds                    --       936,087            --       936,087
Mortgage-Backed
  Securities                       --       518,091            --       518,091
Investment Fund               201,017            --            --       201,017
                                                                    ===========
                                                                    $42,000,059

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Small Cap Core Fund - March 31, 2010 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 95.3%                                   SHARES        VALUE
--------------------------------------------------------------------------------

INDUSTRIALS -- 20.6%
Alexander & Baldwin, Inc.                                82,706    $  2,733,433
Brink's Co./The                                          82,051       2,316,300
Corrections Corp. of America*                           120,636       2,395,831
Force Protection, Inc.*                                 294,620       1,773,612
Knoll, Inc.                                              73,135         822,769
Korn/Ferry International*                                67,742       1,195,646
Old Dominion Freight Line, Inc.*                         14,968         499,782
Tredegar Corp.                                          124,391       2,124,598
--------------------------------------------------------------------------------
                                                                     13,861,971
--------------------------------------------------------------------------------

FINANCIALS -- 20.5%
Alleghany Corp.*                                          4,907       1,436,439
Eaton Vance Corp.                                        42,963       1,440,979
Hatteras Financial Corp. REIT                            62,895       1,620,804
Investors Title Co.                                       4,100         139,728
Markel Corp.*                                             1,758         658,652
Montpelier Re Holdings Ltd.                             138,072       2,320,991
Tejon Ranch Co.*                                         51,097       1,559,481
UDR, Inc. REIT                                           89,611       1,580,738
Wesco Financial Corp.                                     3,956       1,525,038
White Mountains Insurance Group Ltd.                      4,253       1,509,815
--------------------------------------------------------------------------------
                                                                     13,792,665
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 16.2%
Brink's Home Security Holdings, Inc.*                    13,584         577,999
Cabela's, Inc.*                                         132,121       2,310,796
CarMax, Inc.*                                            66,000       1,657,920
Hasbro, Inc.                                             60,879       2,330,448
Service Corp. International                             248,660       2,282,699
Sturm Ruger & Co., Inc.                                 146,645       1,758,274
--------------------------------------------------------------------------------
                                                                     10,918,136
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 11.1%
Energizer Holdings, Inc.*                                26,472       1,661,383
Lance, Inc.                                              85,590       1,979,697
Pricesmart, Inc.                                         80,913       1,881,227
Universal Corp.                                          36,900       1,944,261
--------------------------------------------------------------------------------
                                                                      7,466,568
--------------------------------------------------------------------------------

MATERIALS -- 9.6%
Albemarle Corp.                                          63,223       2,695,196
NewMarket Corp.                                          29,905       3,079,916
Vulcan Materials Co.                                     14,158         668,824
--------------------------------------------------------------------------------
                                                                      6,443,936
--------------------------------------------------------------------------------

ENERGY -- 8.0%
Atwood Oceanics, Inc.*                                   79,112       2,739,649
Kinder Morgan Management LLC*                            45,497       2,667,019
--------------------------------------------------------------------------------
                                                                      5,406,668
--------------------------------------------------------------------------------

HEALTH CARE -- 5.0%
Owens & Minor, Inc.                                      28,636       1,328,424
Tenet Healthcare Corp.*                                 364,010       2,082,137
--------------------------------------------------------------------------------
                                                                      3,410,561
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 4.3%
Advent Software, Inc.*                                   29,403       1,315,784
Micrel, Inc.                                             10,546         112,421
Synaptics, Inc.*                                         53,012       1,463,661
--------------------------------------------------------------------------------
                                                                      2,891,866
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $ 64,192,371
--------------------------------------------------------------------------------

INVESTMENT FUND -- 22.7%
Touchstone Institutional
    Money Market Fund^                               15,269,205      15,269,205
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 118.0%
(Cost $77,122,404)                                                 $ 79,461,576

LIABILITIES IN EXCESS OF OTHER ASSETS -- (18.0%)                    (12,112,006)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 67,349,570
================================================================================

*     Non-income producing security.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

PORTFOLIO ABBREVIATIONS:

REIT - Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION               LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stocks          $ 64,192,371   $         --   $         --   $ 64,192,371
Investment Fund          15,269,205             --             --     15,269,205
                                                                    ============
                                                                    $ 79,461,576

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Small Cap Value Opportunities Fund - March 31, 2010 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 97.7%                                   SHARES        VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 33.2%
Assured Guaranty Ltd. +                                  69,330    $  1,523,180
BioMed Realty Trust, Inc. REIT                           70,480       1,165,739
Boston Private Financial Holdings, Inc. +               142,560       1,050,667
Brandywine Realty Trust REIT                            104,250       1,272,892
Cardtronics, Inc.*                                       50,490         634,659
Cash America International, Inc.                         34,940       1,379,431
Conseco, Inc.* +                                        184,780       1,149,332
DCT Industrial Trust, Inc. REIT                         174,570         913,001
DuPont Fabros Technology, Inc. REIT                      34,030         734,708
East West Bancorp, Inc.                                  72,150       1,256,853
Evercore Partners, Inc. - Class A +                      21,760         652,800
First Midwest Bancorp, Inc./IL +                         76,800       1,040,640
First Niagara Financial Group, Inc.                      86,380       1,228,324
Hancock Holding Co.                                      19,890         831,601
Hilltop Holdings, Inc.*                                  30,540         358,845
Knight Capital Group, Inc. - Class A* +                  34,490         525,973
LaSalle Hotel Properties REIT                            43,360       1,010,288
MF Global Holdings Ltd.* +                               56,790         458,295
Mid-America Apartment
    Communities, Inc. REIT                               18,130         938,953
Montpelier Re Holdings Ltd.                              30,070         505,477
National Penn Bancshares, Inc. +                         65,090         449,121
Nelnet, Inc. - Class A                                   71,460       1,326,298
Prosperity Bancshares, Inc. +                            12,690         520,290
Signature Bank*                                          31,170       1,154,848
SVB Financial Group* +                                    9,930         463,334
Washington Real Estate Investment
    Trust REIT +                                         34,330       1,048,781
Webster Financial Corp. +                                87,250       1,526,003
Wilshire Bancorp, Inc. +                                 36,630         404,029
--------------------------------------------------------------------------------
                                                                     25,524,362
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 13.4%
ArvinMeritor, Inc.* +                                    95,220       1,271,187
Ascent Media Corp. - Class A*                            27,800         757,550
bebe stores, inc. +                                      66,010         587,489
Collective Brands, Inc.* +                               49,620       1,128,359
Dress Barn, Inc.*                                        23,360         611,098
HSN, Inc.*                                               27,200         800,768
Pier 1 Imports, Inc.* +                                 127,320         811,028
Ruby Tuesday, Inc.*                                      67,840         717,069
Sally Beauty Holdings, Inc.* +                           45,300         404,076
Service Corp. International                             144,430       1,325,867
Shutterfly, Inc.*                                        31,930         769,194
Talbots, Inc.* +                                         86,820       1,125,187
--------------------------------------------------------------------------------
                                                                     10,308,872
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 12.7%
EarthLink, Inc.                                         100,810         860,917
Emulex Corp.*                                            94,610       1,256,421
Entegris, Inc.* +                                       174,850         881,244
Intersil Corp. - Class A                                 35,610         525,604
JDA Software Group, Inc.*                                30,910         859,916
Net 1 UEPS Technologies, Inc.*                           46,470         854,583
Polycom, Inc.*                                           18,760         573,681
Teradyne, Inc.* +                                        69,700         778,549
TIBCO Software, Inc.* +                                 114,850       1,239,232
Unisys Corp.*                                            27,705         966,627
Zoran Corp.*                                             87,950         946,342
--------------------------------------------------------------------------------
                                                                      9,743,116
--------------------------------------------------------------------------------

MATERIALS -- 10.7%
Cabot Corp.                                              49,050       1,491,120
Domtar Corp.*                                            20,970       1,350,678
Ferro Corp.*                                             94,200         828,018
Globe Specialty Metals, Inc.*                            85,410         955,738
Headwaters, Inc.*                                       156,890         720,125
Horsehead Holding Corp.* +                               78,830         933,347
OM Group, Inc.*                                          22,310         755,863
Rockwood Holdings, Inc.*                                 45,230       1,204,022
--------------------------------------------------------------------------------
                                                                      8,238,911
--------------------------------------------------------------------------------

INDUSTRIALS -- 9.5%
ACCO Brands Corp.*                                      120,500         923,030
Albany International Corp. - Class A                     40,720         876,702
Altra Holdings, Inc.*                                    59,920         822,702
Atlas Air Worldwide Holdings, Inc.* +                    25,520       1,353,836
Beacon Roofing Supply, Inc.*                             20,250         387,382
Clean Harbors, Inc.*                                      8,730         485,039
Columbus McKinnon Corp.*                                 37,080         588,459
Esterline Technologies Corp.*                            16,240         802,743
Woodward Governor Co.                                    32,500       1,039,350
--------------------------------------------------------------------------------
                                                                      7,279,243
--------------------------------------------------------------------------------

HEALTH CARE -- 5.0%
Amedisys, Inc.* +                                        16,920         934,322
Gentiva Health Services, Inc.*                           23,520         665,146
Healthspring, Inc.*                                      40,920         720,192
Impax Laboratories, Inc.*                                39,830         712,161
Martek Biosciences Corp.* +                              36,310         817,338
--------------------------------------------------------------------------------
                                                                      3,849,159
--------------------------------------------------------------------------------

UTILITIES -- 4.6%
Avista Corp.                                             47,590         985,589
Cleco Corp.                                              30,200         801,810
Nicor, Inc. +                                            23,760         996,019
NorthWestern Corp.                                       27,960         749,608
--------------------------------------------------------------------------------
                                                                      3,533,026
--------------------------------------------------------------------------------

ENERGY -- 4.6%
Berry Petroleum Co. - Class A                            13,500         380,160
Complete Production Services, Inc.*                      56,000         646,800
Nordic American Tanker Shipping Ltd. +                   16,920         512,168
Petroleum Development Corp.*                             53,880       1,248,400
Rex Energy Corp.* +                                      64,310         732,491
--------------------------------------------------------------------------------
                                                                      3,520,019
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 3.5%
B&G Foods, Inc. - Class A                                78,130         818,802
Ruddick Corp. +                                          30,540         966,286
TreeHouse Foods, Inc.*                                   19,870         871,697
--------------------------------------------------------------------------------
                                                                      2,656,785
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Small Cap Value Opportunities Fund (Continued)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 97.7% (Continued)                       SHARES        VALUE
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 0.5%
AboveNet, Inc.* +                                         6,680    $    338,876
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $ 74,992,369
--------------------------------------------------------------------------------

INVESTMENT FUND -- 21.8%
Invesco AIM Liquid Assets Portfolio**                14,865,099      14,865,099
Touchstone Institutional
    Money Market Fund^                                1,914,659       1,914,659
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUND                                              $ 16,779,758
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 119.5%
(Cost $76,180,706)                                                 $ 91,772,127

LIABILITIES IN EXCESS OF OTHER ASSETS -- (19.5%)                    (14,948,985)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 76,823,142
================================================================================

+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2010, was $14,433,930.

*     Non-income producing security.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

PORTFOLIO ABBREVIATIONS:

REIT - Real Estate Investment Trust

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION               LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Common Stocks          $ 74,992,369   $         --   $         --   $ 74,992,369
Investment Fund          16,779,758             --             --     16,779,758
                                                                    ============
                                                                    $ 91,772,127

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Ultra Short Duration Fixed Income Fund - March 31, 2010 (Unaudited)
--------------------------------------------------------------------------------

   PRINCIPAL                                                           MARKET
     AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

                U.S. GOVERNMENT MORTGAGE-BACKED
                OBLIGATIONS -- 57.9%
$    2,708,017  FHLMC, Pool #781515,
                  2.746%, 4/1/34 (a)                              $   2,802,441
       737,503  FHLMC, Pool #847795,
                  2.907%, 4/1/35 (a)                                    769,350
       363,083  FHLMC, Pool #M80853,
                  3.000%, 9/1/10                                        369,114
     1,052,426  FHLMC, Pool #1L1288,
                  3.184%, 5/1/36 (a)                                  1,082,589
       604,842  FHLMC, Pool #848088,
                  3.254%, 4/1/35 (a)                                    625,196
       405,587  FHLMC, Pool #1H2524,
                  3.390%, 8/1/35 (a)                                    422,594
     2,410,115  FHLMC, Pool #1Q0187,
                  3.829%, 12/1/36 (a)                                 2,508,225
     1,753,546  FHLMC, Pool #1L0087,
                  5.043%, 6/1/35 (a)                                  1,847,118
       994,822  FHLMC, Pool #1G1471,
                  5.443%, 1/1/37 (a)                                  1,049,825
     1,567,497  FHLMC, Pool #1J1813,
                  5.788%, 8/1/37 (a)                                  1,662,017
        12,707  FHLMC, Pool #E64944,
                  7.000%, 7/1/11                                         13,262
       187,930  FHLMC, Pool #G11072,
                  7.500%, 12/1/15                                       204,437
        15,078  FHLMC, Pool #B15413,
                  8.000%, 3/1/11                                         15,408
     2,338,212  FHLMC CMO/REMICS, Ser 2770,
                  Class FH, Pool #FHR 2770 FH,
                  0.630%, 3/15/34 (a)                                 2,367,633
       103,462  FHLMC CMO/REMICS, Ser 2925,
                  Class CF, Pool #FHR 2925 CF,
                  0.730%, 1/15/35 (a)                                   103,144
     3,119,285  FHLMC CMO/REMICS, Ser 2571,
                  Class FN, Pool #FHR 2571 FN,
                  0.880%, 8/15/32 (a)                                 3,123,118
       445,927  FHLMC CMO/REMICS, Ser 3033,
                  Class BY, Pool #FHR 3033 BY,
                  2.479%, 9/15/35 (a)                                   434,113
     1,745,804  FHLMC CMO/REMICS, Ser 2628,
                  Class BG, Pool #FHR 2628 BG,
                  3.500%, 7/15/16                                     1,780,648
     1,480,894  FHLMC CMO/REMICS, Ser 2611,
                  Class KC, Pool #FHR 2611 KC,
                  3.500%, 1/15/17                                     1,506,057
       786,050  FHLMC CMO/REMICS, Ser 2590,
                  Class UL, Pool #FHR 2590 UL,
                  3.750%, 3/15/32                                       801,570
       468,744  FHLMC CMO/REMICS, Ser 2632,
                  Class NE, Pool #FHR 2632 NE,
                  4.000%, 6/15/13                                       476,657
       253,400  FHLMC CMO/REMICS, Ser 2682,
                  Class HG, Pool #FHR 2682 HG,
                  4.000%, 4/15/17                                       259,663
       914,578  FHLMC CMO/REMICS, Ser 2594,
                  Class YA, Pool #FHR 2594 YA,
                  4.000%, 4/15/23                                       951,862
       896,739  FHLMC CMO/REMICS, Ser 2586,
                  Class WA, Pool #FHR 2586 WA,
                  4.000%, 12/15/32                                      926,313
     1,302,783  FHLMC CMO/REMICS, Ser 2833,
                  Class NA, Pool #FHR 2833 NA,
                  4.500%, 5/15/17                                     1,339,389
       700,013  FHLMC CMO/REMICS, Ser 2705,
                  Class LB, Pool #FHR 2705 LB,
                  4.500%, 9/15/26                                       708,110
       570,635  FHLMC CMO/REMICS, Ser 2575,
                  Class LM, Pool #FHR 2575 LM,
                  4.500%, 5/15/32                                       591,554
       707,952  FHLMC CMO/REMICS, Ser 2547,
                  Class HB, Pool #FHR 2547 HB,
                  5.000%, 8/15/16                                       720,643
       750,397  FHLMC CMO/REMICS, Ser 3073,
                  Class LA, Pool #FHR 3073 LA,
                  5.000%, 12/15/17                                      764,157
       545,438  FHLMC CMO/REMICS, Ser 2904,
                  Class CM, Pool #FHR 2904 CM,
                  5.000%, 1/15/18                                       561,413
     1,104,145  FHLMC CMO/REMICS, Ser 2904,
                  Class CA, Pool #FHR 2904 CA,
                  5.000%, 4/15/19                                     1,160,385
     1,489,438  FHLMC CMO/REMICS, Ser 2892,
                  Class A, Pool #FHR 2892 A,
                  5.000%, 5/15/21                                     1,519,481
     1,166,726  FHLMC CMO/REMICS, Ser 2660,
                  Class PB, Pool #FHR 2660 PB,
                  5.000%, 8/15/26                                     1,180,586
       795,689  FHLMC CMO/REMICS, Ser 3033,
                  Class AT, Pool #FHR 3033 AT,
                  5.000%, 1/15/27                                       800,950
     6,504,985  FHLMC CMO/REMICS, Ser 2625,
                  Class IO, Pool #FHR 2625 IO,
                  5.000%, 12/15/31 (b)                                  846,071
       920,457  FHLMC CMO/REMICS, Ser 3196,
                  Class PA, Pool #FHR 3196 PA,
                  5.250%, 8/15/11                                       944,812
     1,271,614  FHLMC CMO/REMICS, Ser 3215,
                  Class EP, Pool #FHR 3215 EP,
                  5.375%, 9/15/11                                     1,314,123
       535,398  FHLMC CMO/REMICS, Ser 3197,
                  Class AB, Pool #FHR 3197 AB,
                  5.500%, 8/15/13                                       547,220
       515,669  FHLMC CMO/REMICS, Ser 3178,
                  Class PA, Pool #FHR 3178 PA,
                  5.500%, 10/15/27                                      530,964


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

--------------------------------------------------------------------------------
Ultra Short Duration Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

   PRINCIPAL                                                           MARKET
     AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

                U.S. GOVERNMENT MORTGAGE-BACKED
                OBLIGATIONS -- 57.9% (CONTINUED)
$    1,688,350  FHLMC CMO/REMICS, Ser 3242,
                  Class NC, Pool #FHR 3242 NC,
                  5.750%, 12/15/28                                $   1,743,905
       646,541  FHLMC CMO/REMICS, Ser 3178,
                  Class MA, Pool #FHR 3178 MA,
                  6.000%, 10/15/26                                      651,870
       309,128  FHLMC CMO/REMICS, Ser 3171,
                  Class NE, Pool #FHR 3171 NE,
                  6.000%, 5/15/27                                       311,519
     5,103,278  FNMA, Pool #813844,
                  2.121%, 1/1/35 (a)                                  5,288,632
     1,087,621  FNMA, Pool #810896,
                  2.184%, 1/1/35 (a)                                  1,099,451
       371,355  FNMA, Pool #784365,
                  2.238%, 5/1/34 (a)                                    379,636
       538,514  FNMA, Pool #806765,
                  2.262%, 11/1/34 (a)                                   553,281
       976,420  FNMA, Pool #813714,
                  2.330%, 1/1/35 (a)                                    999,445
       281,042  FNMA, Pool #681842,
                  2.500%, 2/1/33 (a)                                    289,334
       732,369  FNMA, Pool #725245,
                  2.622%, 2/1/34 (a)                                    756,136
       412,784  FNMA, Pool #804001,
                  2.839%, 10/1/34 (a)                                   427,114
       524,942  FNMA, Pool #735539,
                  2.919%, 4/1/35 (a)                                    542,586
       456,182  FNMA, Pool #1B2629,
                  3.050%, 11/1/34 (a)                                   470,575
       338,276  FNMA, Pool #743207,
                  3.053%, 10/1/33 (a)                                   349,488
       328,476  FNMA, Pool #809897,
                  3.090%, 3/1/35 (a)                                    332,784
       860,757  FNMA, Pool #679742,
                  3.998%, 1/1/40 (a)                                    892,073
       326,675  FNMA, Pool #888548,
                  4.663%, 5/1/35 (a)                                    338,981
     3,488,253  FNMA, Pool #825395,
                  4.823%, 7/1/35 (a)                                  3,609,854
       467,137  FNMA, Pool #828480,
                  4.955%, 6/1/35 (a)                                    480,378
        81,230  FNMA, Pool #519992, 7.000%, 10/1/14                      87,800
         7,238  FNMA, Pool #253472, 7.500%, 9/1/10                        7,301
        77,690  FNMA, Pool #535219, 7.500%, 3/1/15                       85,035
        65,113  FNMA, Pool #534851, 7.500%, 4/1/15                       71,270
       343,185  FNMA, Pool #555646, 7.500%, 9/1/16                      367,524
         1,483  FNMA, Pool #535635, 8.500%, 6/1/12                        1,564
     3,514,682  FNMA CMO/REMICS, Ser 2003-81,
                  Class FE, Pool #FNR 2003-81 FE,
                  0.746%, 9/25/33 (a)                                 3,541,259
     2,868,507  FNMA CMO/REMICS, Ser 2004-96,
                  Class LF, Pool #FNR 2004-96 LF,
                  1.246%, 12/25/34 (a)                                2,917,219
     3,844,103  FNMA CMO/REMICS, Ser 2003-69,
                  Class NF, Pool #FNR 2003-69 NF,
                  1.729%, 7/25/33 (a)                                 3,899,850
       404,781  FNMA CMO/REMICS, Ser 2003-34,
                  Class AD, Pool #FNR 2003-34 AD,
                  4.000%, 1/25/32                                       413,230
       432,271  FNMA CMO/REMICS, Ser 2003-19,
                  Class ME, Pool #FNR 2003-19 ME,
                  4.000%, 1/25/33                                       448,310
       727,057  FNMA CMO/REMICS, Ser 2003-33,
                  Class AU, Pool #FNR 2003-33 AU,
                  4.000%, 3/25/33                                       755,012
     1,127,504  FNMA CMO/REMICS, Ser 2003-119,
                  Class PU, Pool #FNR 2003-119 PU,
                  4.000%, 11/25/33                                    1,171,424
       519,945  FNMA CMO/REMICS, Ser 2003-33,
                  Class AM, Pool #FNR 2003-33 AM,
                  4.250%, 5/25/33                                       541,728
       449,068  FNMA CMO/REMICS, Ser 2003-81,
                  Class NY, Pool #FNR 2003-81 NY,
                  4.500%, 9/25/16                                       463,702
       632,400  FNMA CMO/REMICS, Ser 2003-25,
                  Class CE, Pool #FNR 2003-25 CE,
                  4.500%, 3/25/17                                       648,446
       539,660  FNMA CMO/REMICS, Ser 2003-106,
                  Class WC, Pool #FNR 2003-106 WC,
                  4.500%, 8/25/18                                       544,784
     2,720,021  FNMA CMO/REMICS, Ser 2008-35,
                  Class IO, Pool #FNR 2008-35 IO,
                  4.500%, 4/25/23 (b)                                   265,927
       914,940  FNMA CMO/REMICS, Ser 2008-95,
                  Class AD, Pool #FNR 2008-95 AD,
                  4.500%, 12/25/23                                      961,889
     1,955,207  FNMA CMO/REMICS, Ser 2006-26,
                  Class QA, Pool #FNR 2006-26 QA,
                  5.500%, 6/25/26                                     2,001,651
       522,239  FNMA CMO/REMICS, Ser 2006-2,
                  Class GH, Pool #FNR 2006-2 GH,
                  5.500%, 6/25/32                                       534,304
       686,536  FNMA CMO/REMICS, Ser 2007-9,
                  Class YA, Pool #FNR 2007-9 YA,
                  5.500%, 3/25/37                                       702,111
       102,584  FNMA CMO/REMICS, Ser 2005-108,
                  Class GU, Pool #FNR 2005-108 GU,
                  5.750%, 7/25/35                                       102,838
       757,363  FNMA CMO/REMICS, Ser 2006-73,
                  Class PJ, Pool #FNR 2006-73 PJ,
                  6.000%, 2/25/28                                       777,585
     1,430,186  FNMA CMO/REMICS, Ser 2006-3,
                  Class NA, Pool #FNR 2006-3 NA,
                  6.000%, 4/25/28                                     1,446,734

--------------------------------------------------------------------------------
Ultra Short Duration Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

   PRINCIPAL                                                           MARKET
     AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

                U.S. GOVERNMENT MORTGAGE-BACKED
                OBLIGATIONS -- 57.9% (CONTINUED)
$      901,312  GNMA, Pool #G2 80889,
                  3.000%, 4/20/34 (a)                             $     926,343
         2,113  GNMA, Pool #G2 8404,
                  3.625%, 9/20/18 (a)                                     2,201
        29,946  GNMA, Pool #G2 8287,
                  4.000%, 11/20/17 (a)                                   30,805
        36,562  GNMA, Pool #G2 8297,
                  4.000%, 12/20/17 (a)                                   37,632
        23,776  GNMA, Pool #G2 8405,
                  4.000%, 9/20/18 (a)                                    24,504
        59,352  GNMA, Pool #G2 8366,
                  4.375%, 6/20/18 (a)                                    61,464
         4,566  GNMA, Pool #G2 8462,
                  4.375%, 2/20/19 (a)                                     4,747
        21,939  GNMA, Pool #G2 8103,
                  4.500%, 2/20/16 (a)                                    22,765
        71,770  GNMA, Pool #G2 8333,
                  4.500%, 3/20/18 (a)                                    74,402
        42,206  GNMA, Pool #G2 8345,
                  4.500%, 4/20/18 (a)                                    43,700
        21,528  GNMA, Pool #G2 8489,
                  4.500%, 4/20/19 (a)                                    22,349
--------------------------------------------------------------------------------
                TOTAL U.S. GOVERNMENT
                MORTGAGE-BACKED OBLIGATIONS                       $  83,158,663
--------------------------------------------------------------------------------

                COMMERCIAL MORTGAGE-BACKED SECURITIES -- 5.8%
     1,075,207  Banc of America Commercial
                  Mortgage, Inc., Ser 2001-1, Class A2,
                  6.503%, 4/15/36                                     1,109,518
       970,918  Bear Stearns Commercial Mortgage
                  Securities, Ser 2000-WF2, Class A2,
                  7.320%, 10/15/32 (a)                                  980,966
     1,460,808  Bear Stearns Commercial Mortgage
                  Securities, Ser 2006-PW12, Class A1,
                  5.546%, 9/11/38 (a)                                 1,484,566
       711,894  GE Capital Commercial Mortgage Corp.,
                  Ser 2001-3, Class A1, 5.560%, 6/10/38                 725,594
       660,958  GMAC Commercial Mortgage
                  Securities, Inc., Ser 2001-C2, Class A2,
                  6.700%, 4/15/34                                       690,316
     1,487,478  JP Morgan Chase Commercial Mortgage
                  Securities Corp., Ser 2004-C3, Class A2,
                  4.223%, 1/15/42                                     1,487,185
     1,140,417  PNC Mortgage Acceptance Corp.,
                  Ser 2000-C2, Class A2,
                  7.300%, 10/12/33                                    1,152,167
        64,887  Salomon Brothers Mortgage
                  Securities VII, Inc., Ser 2000-C2,
                  Class A2, 7.455%, 7/18/33                              64,813
       575,097  Wachovia Bank Commercial Mortgage
                  Trust, Ser 2004-C10, Class A2,
                  3.857%, 2/15/41                                       575,930
--------------------------------------------------------------------------------
                TOTAL COMMERCIAL
                MORTGAGE-BACKED SECURITIES                        $   8,271,055
--------------------------------------------------------------------------------

                CORPORATE BONDS -- 5.2%
                INDUSTRIALS -- 1.7%
       500,000  Allied Waste North America, Inc.,
                  6.500%, 11/15/10                                      516,680
     1,200,000  BAE Systems Holdings, Inc.,
                  4.750%, 8/15/10                                     1,216,256
       710,000  Burlington Northern Santa Fe LLC,
                  6.750%, 7/15/11                                       755,427
--------------------------------------------------------------------------------
                                                                      2,488,363
--------------------------------------------------------------------------------

                TELECOMMUNICATION SERVICES -- 1.2%
     1,645,000  Deutsche Telekom International
                  Finance BV, 8.500%, 6/15/10                         1,669,325
--------------------------------------------------------------------------------

                FINANCIALS -- 1.2%
       548,000  Mellon Funding Corp., 6.400%, 5/14/11                   579,381
     1,105,000  Toyota Motor Credit Corp.,
                  5.450%, 5/18/11                                     1,154,654
--------------------------------------------------------------------------------
                                                                      1,734,035
--------------------------------------------------------------------------------

                UTILITIES -- 1.1%
       680,000  Appalachian Power Co., Ser J,
                  4.400%, 6/1/10                                        683,689
       920,000  Enterprise Products Operating LLC,
                  Ser K, 4.950%, 6/1/10                                 924,772
--------------------------------------------------------------------------------
                                                                      1,608,461
--------------------------------------------------------------------------------
                TOTAL CORPORATE BONDS                             $   7,500,184
--------------------------------------------------------------------------------

                U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.0%
     2,000,000  FHLMC, 4.000%, 11/5/13                                2,007,358
     2,000,000  FHLMC, 6.875%, 9/15/10                                2,061,636
     2,000,000  FNMA, 3.250%, 8/12/10                                 2,021,806
     1,000,000  FNMA , 6.250%, 2/1/11                                 1,048,280
--------------------------------------------------------------------------------
                TOTAL U.S. GOVERNMENT AGENCY
                OBLIGATIONS                                       $   7,139,080
--------------------------------------------------------------------------------

                MORTGAGE-BACKED SECURITIES -- 3.5%
       554,900  American Home Mortgage Investment
                  Trust, Ser 2005-2, Class 5A3,
                  5.077%, 9/25/35                                       558,674
       687,982  Banc of America Mortgage
                  Securities, Inc., Ser 2004-3,
                  Class 1A23, 4.500%, 4/25/34                           690,210
       459,949  Citicorp Mortgage Securities, Inc.,
                  Ser 2003-11, Class 2A2,
                  5.000%, 12/25/33                                      465,425


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

--------------------------------------------------------------------------------
Ultra Short Duration Fixed Income Fund (Continued)
--------------------------------------------------------------------------------

   PRINCIPAL                                                           MARKET
     AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

                MORTGAGE-BACKED SECURITIES -- 3.5% (CONTINUED)
$      296,724  First Horizon Asset Securities, Inc.,
                  Ser 2005-2, Class 1A1,
                  5.500%, 5/25/35                                 $     296,854
       839,758  Prime Mortgage Trust, Ser 2003-3,
                  Class A1, 5.250%, 1/25/34                             837,102
     1,314,293  Wells Fargo Mortgage Backed
                  Securities Trust, Ser 2003-17,
                  Class 1A10, 5.250%, 1/25/14                         1,336,106
       861,330  Wells Fargo Mortgage Backed
                  Securities Trust, Ser 2006-16,
                  Class A12, 5.000%, 11/25/36                           861,283
--------------------------------------------------------------------------------
                TOTAL MORTGAGE-BACKED SECURITIES                  $   5,045,654
--------------------------------------------------------------------------------

                MUNICIPAL BONDS -- 2.7%
                CONNECTICUT -- 0.7%
     1,000,000  Waterbury Taxable Pension,
                  Ser 2009 2.707%, 12/1/10                            1,006,300
--------------------------------------------------------------------------------

                PENNSYLVANIA -- 2.0%
     2,750,000  Commonwealth Fing Auth PA
                  Rev, Ser A 3.860%, 6/1/11                           2,829,283
--------------------------------------------------------------------------------
                TOTAL MUNICIPAL BONDS                             $   3,835,583
--------------------------------------------------------------------------------

                ASSET-BACKED SECURITY -- 0.5%
       752,997  Madison Avenue Manufactured
                  Housing Contract, Ser 2002-A,
                  Class A1, 0.596%, 3/25/32 (a)                         722,925
--------------------------------------------------------------------------------
                TOTAL ASSET-BACKED SECURITIES                     $     722,925
--------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS -- 16.0%
    23,000,000  FHLMC, 0.000%, 4/1/10                                23,000,000
--------------------------------------------------------------------------------

                                                                      MARKET
     SHARES                                                            VALUE
--------------------------------------------------------------------------------

                INVESTMENT FUND -- 2.4%
     3,504,313  Touchstone Institutional Money
                  Market Fund^                                    $   3,504,313
--------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 99.0%
                (Cost $141,356,132)                               $ 142,177,457

                OTHER ASSETS IN
                EXCESS OF LIABILITIES -- 1.0%                         1,378,796
--------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                              $ 143,556,253
================================================================================

(a) Variable rate security - the rate reflected is the rate in effect as of March 31, 2010.

(b)   IO - Interest Only

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

PORTFOLIO ABBREVIATIONS:

CMO - Collateralized Mortgage Obligation

FNMA - Federal National Mortgage Association

FHLMC - Federal Home Loan Mortgage Corp.

GNMA - Government National Mortgage Association

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION             LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
--------------------------------------------------------------------------------
U.S. Government
  Mortgage-Backed
  Obligations        $         --   $ 83,158,663   $         --   $ 83,158,663
Short-Term
  Investments                  --     23,000,000             --     23,000,000
Commercial
  Mortgage-Backed
  Securities                   --      8,271,055             --      8,271,055
Corporate Bonds                --      7,500,184             --      7,500,184
U.S. Government
  Agency
  Obligations                  --      7,139,080             --      7,139,080
Mortgage-Backed
  Securities                   --      5,045,654             --      5,045,654
Municipal Bonds                --      3,835,583             --      3,835,583
Investment
  Fund                  3,504,313             --             --      3,504,313
Asset-Backed
  Securities                   --        722,925             --        722,925
                                                                  ============
                                                                  $142,177,457

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Other Items (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING DISCLOSURE

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30, are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's (the Commission) website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2010" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES (CONTINUED)

                                                                                                   EXPENSES
                                               NET EXPENSE       BEGINNING         ENDING         PAID DURING
                                                  RATIO           ACCOUNT          ACCOUNT      THE SIX MONTHS
                                               ANNUALIZED          VALUE            VALUE            ENDED
                                                MARCH 31,        OCTOBER 1,       MARCH 31,        MARCH 31,
                                                  2010             2009             2010             2010*
---------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
   Class A     Actual                             1.19%       $   1,000.00      $   1,129.00        $   6.32
   Class A     Hypothetical                       1.19%       $   1,000.00      $   1,019.00        $   5.99

   Class C     Actual                             1.93%       $   1,000.00      $   1,125.00        $  10.23
   Class C     Hypothetical                       1.93%       $   1,000.00      $   1,015.31        $   9.70

   Class Y     Actual                             0.94%       $   1,000.00      $   1,131.30        $   4.99
   Class Y     Hypothetical                       0.94%       $   1,000.00      $   1,020.24        $   4.73

   Institutional Class  Actual                    0.79%       $   1,000.00      $   1,132.00        $   4.20
   Institutional Class  Hypothetical              0.79%       $   1,000.00      $   1,020.99        $   3.98

CORE PLUS FIXED INCOME FUND
   Class A     Actual                             0.95%       $   1,000.00      $   1,017.00        $   4.78
   Class A     Hypothetical                       0.95%       $   1,000.00      $   1,020.19        $   4.78

   Class C     Actual                             1.70%       $   1,000.00      $   1,013.40        $   8.53
   Class C     Hypothetical                       1.70%       $   1,000.00      $   1,016.45        $   8.55

   Class Y     Actual                             0.70%       $   1,000.00      $   1,019.20        $   3.52
   Class Y     Hypothetical                       0.70%       $   1,000.00      $   1,021.44        $   3.53

   Institutional Class  Actual                    0.50%       $   1,000.00      $   1,018.10        $   2.52
   Institutional Class  Hypothetical              0.50%       $   1,000.00      $   1,022.44        $   2.52

EMERGING MARKETS EQUITY FUND
   Class A     Actual                             1.73%       $   1,000.00      $   1,154.00        $   9.29
   Class A     Hypothetical                       1.73%       $   1,000.00      $   1,016.31        $   8.70

   Class C     Actual                             2.48%       $   1,000.00      $   1,148.00        $  13.28
   Class C     Hypothetical                       2.48%       $   1,000.00      $   1,012.57        $  12.44

   Class Y     Actual                             1.48%       $   1,000.00      $   1,155.00        $   7.95
   Class Y     Hypothetical                       1.48%       $   1,000.00      $   1,017.55        $   7.44

   Institutional Class  Actual                    1.34%       $   1,000.00      $   1,156.00        $   7.20
   Institutional Class  Hypothetical              1.34%       $   1,000.00      $   1,018.25        $   6.74

FOCUSED EQUITY FUND
   Class A     Actual**                           0.88%       $   1,000.00      $   1,093.00        $   2.27
   Class A     Hypothetical**                     0.88%       $   1,000.00      $   1,020.54        $   4.43

   Class C     Actual**                           1.31%       $   1,000.00      $   1,092.00        $   3.38
   Class C     Hypothetical**                     1.31%       $   1,000.00      $   1,018.40        $   6.59

   Class Y     Actual**                           0.64%       $   1,000.00      $   1,094.00        $   1.65
   Class Y     Hypothetical**                     0.64%       $   1,000.00      $   1,021.74        $   3.23

   Institutional Class  Actual**                  0.60%       $   1,000.00      $   1,094.00        $   1.55
   Institutional Class  Hypothetical**            0.60%       $   1,000.00      $   1,021.94        $   3.02


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Other Items (Continued)
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SCHEDULE OF SHAREHOLDER EXPENSES (CONTINUED)

                                                                                                   EXPENSES
                                               NET EXPENSE       BEGINNING         ENDING         PAID DURING
                                                  RATIO           ACCOUNT          ACCOUNT      THE SIX MONTHS
                                               ANNUALIZED          VALUE            VALUE            ENDED
                                                MARCH 31,        OCTOBER 1,       MARCH 31,        MARCH 31,
                                                  2010             2009             2010             2010*
---------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY FUND
   Class A     Actual                             1.34%       $   1,000.00      $   1,030.00        $   6.78
   Class A     Hypothetical                       1.34%       $   1,000.00      $   1,018.25        $   6.74

   Class C     Actual                             2.08%       $   1,000.00      $   1,026.00        $  10.51
   Class C     Hypothetical                       2.08%       $   1,000.00      $   1,014.56        $  10.45

   Class Y     Actual                             1.08%       $   1,000.00      $   1,031.20        $   5.47
   Class Y     Hypothetical                       1.08%       $   1,000.00      $   1,019.55        $   5.44

   Institutional Class  Actual                    0.93%       $   1,000.00      $   1,031.00        $   4.71
   Institutional Class  Hypothetical              0.93%       $   1,000.00      $   1,020.29        $   4.68

GLOBAL REAL ESTATE FUND
   Class A     Actual                             1.38%       $   1,000.00      $   1,084.80        $   7.17
   Class A     Hypothetical                       1.38%       $   1,000.00      $   1,018.05        $   6.94

   Class C     Actual                             2.13%       $   1,000.00      $   1,081.10        $  11.05
   Class C     Hypothetical                       2.13%       $   1,000.00      $   1,014.31        $  10.70

   Class Y     Actual                             1.13%       $   1,000.00      $   1,086.50        $   5.88
   Class Y     Hypothetical                       1.13%       $   1,000.00      $   1,019.30        $   5.69

   Institutional Class  Actual                    0.98%       $   1,000.00      $   1,086.90        $   5.10
   Institutional Class  Hypothetical              0.98%       $   1,000.00      $   1,020.04        $   4.94

HEALTHCARE AND BIOTECHNOLOGY FUND
   Class A     Actual                             1.55%       $   1,000.00      $   1,103.80        $   8.13
   Class A     Hypothetical                       1.55%       $   1,000.00      $   1,017.20        $   7.80

   Class C     Actual                             2.30%       $   1,000.00      $   1,100.50        $  12.04
   Class C     Hypothetical                       2.30%       $   1,000.00      $   1,013.46        $  11.55

INTERMEDIATE FIXED INCOME FUND
   Institutional Class  Actual                    0.40%       $   1,000.00      $   1,023.30        $   2.02
   Institutional Class  Hypothetical              0.40%       $   1,000.00      $   1,022.94        $   2.02

INTERNATIONAL FIXED INCOME
   Class A     Actual                             1.09%       $   1,000.00      $   1,013.00        $   5.47
   Class A     Hypothetical                       1.09%       $   1,000.00      $   1,019.50        $   5.49

   Class C     Actual                             1.84%       $   1,000.00      $   1,008.40        $   9.21
   Class C     Hypothetical                       1.84%       $   1,000.00      $   1,015.76        $   9.25

   Class Y     Actual                             0.84%       $   1,000.00      $   1,014.30        $   4.22
   Class Y     Hypothetical                       0.84%       $   1,000.00      $   1,020.74        $   4.23

   Institutional Class  Actual                    0.69%       $   1,000.00      $   1,015.10        $   3.47
   Institutional Class  Hypothetical              0.69%       $   1,000.00      $   1,021.49        $   3.48


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Other Items (Continued)
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SCHEDULE OF SHAREHOLDER EXPENSES (CONTINUED)

                                                                                                   EXPENSES
                                               NET EXPENSE       BEGINNING         ENDING         PAID DURING
                                                  RATIO           ACCOUNT          ACCOUNT      THE SIX MONTHS
                                               ANNUALIZED          VALUE            VALUE            ENDED
                                                MARCH 31,        OCTOBER 1,       MARCH 31,        MARCH 31,
                                                  2010             2009             2010             2010*
---------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND
   Class A     Actual                             1.35%       $   1,000.00      $   1,058.20        $   6.93
   Class A     Hypothetical                       1.35%       $   1,000.00      $   1,018.20        $   6.79

   Class C     Actual                             2.10%       $   1,000.00      $   1,054.60        $  10.76
   Class C     Hypothetical                       2.10%       $   1,000.00      $   1,014.46        $  10.55

   Class Y     Actual                             1.12%       $   1,000.00      $   1,058.00        $   5.75
   Class Y     Hypothetical                       1.12%       $   1,000.00      $   1,019.35        $   5.64

LARGE CAP RELATIVE VALUE FUND
   Class A     Actual                             1.19%       $   1,000.00      $   1,149.50        $   6.38
   Class A     Hypothetical                       1.19%       $   1,000.00      $   1,019.00        $   5.99

   Class C     Actual                             1.94%       $   1,000.00      $   1,145.00        $  10.37
   Class C     Hypothetical                       1.94%       $   1,000.00      $   1,015.26        $   9.75

   Class Y     Actual                             0.94%       $   1,000.00      $   1,150.90        $   5.04
   Class Y     Hypothetical                       0.94%       $   1,000.00      $   1,020.24        $   4.73

   Institutional Class  Actual                    0.79%       $   1,000.00      $   1,151.70        $   4.24
   Institutional Class  Hypothetical              0.79%       $   1,000.00      $   1,020.99        $   3.98

MARKET NEUTRAL EQUITY FUND
   Class A     Actual                             1.74%       $   1,000.00      $     966.00        $   8.53
   Class A     Hypothetical                       1.74%       $   1,000.00      $   1,016.26        $   8.75

   Class C     Actual                             2.49%       $   1,000.00      $     963.00        $  12.19
   Class C     Hypothetical                       2.49%       $   1,000.00      $   1,012.52        $  12.49

   Class Y     Actual                             1.49%       $   1,000.00      $     967.00        $   7.31
   Class Y     Hypothetical                       1.49%       $   1,000.00      $   1,017.50        $   7.49

MID CAP FUND
   Class A     Actual                             1.17%       $   1,000.00      $   1,147.90        $   6.27
   Class A     Hypothetical                       1.17%       $   1,000.00      $   1,019.10        $   5.89

   Class C     Actual                             1.92%       $   1,000.00      $   1,138.50        $  10.24
   Class C     Hypothetical                       1.92%       $   1,000.00      $   1,015.36        $   9.65

   Class Z     Actual                             1.17%       $   1,000.00      $   1,142.80        $   6.25
   Class Z     Hypothetical                       1.17%       $   1,000.00      $   1,019.10        $   5.89

   Class Y     Actual                             0.92%       $   1,000.00      $   1,144.80        $   4.92
   Class Y     Hypothetical                       0.92%       $   1,000.00      $   1,020.34        $   4.63


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Other Items (Continued)
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES (CONTINUED)

                                                                                                   EXPENSES
                                               NET EXPENSE       BEGINNING         ENDING         PAID DURING
                                                  RATIO           ACCOUNT          ACCOUNT      THE SIX MONTHS
                                               ANNUALIZED          VALUE            VALUE            ENDED
                                                MARCH 31,        OCTOBER 1,       MARCH 31,        MARCH 31,
                                                  2010             2009             2010             2010*
---------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
   Class A     Actual                             1.29%       $   1,000.00      $   1,153.90        $   6.93
   Class A     Hypothetical                       1.29%       $   1,000.00      $   1,018.50        $   6.49

   Class C     Actual                             2.03%       $   1,000.00      $   1,150.10        $  10.88
   Class C     Hypothetical                       2.03%       $   1,000.00      $   1,014.81        $  10.20

   Class Y     Actual                             1.04%       $   1,000.00      $   1,155.60        $   5.59
   Class Y     Hypothetical                       1.04%       $   1,000.00      $   1,019.75        $   5.24

   Institutional Class  Actual                    0.89%       $   1,000.00      $   1,156.10        $   4.78
   Institutional Class  Hypothetical              0.89%       $   1,000.00      $   1,020.49        $   4.48

PREMIUM YIELD EQUITY FUND
   Class A     Actual                             1.20%       $   1,000.00      $   1,107.50        $   6.31
   Class A     Hypothetical                       1.20%       $   1,000.00      $   1,018.95        $   6.04

   Class C     Actual                             1.95%       $   1,000.00      $   1,103.10        $  10.22
   Class C     Hypothetical                       1.95%       $   1,000.00      $   1,015.21        $   9.80

   Class Y     Actual                             0.95%       $   1,000.00      $   1,109.10        $   5.00
   Class Y     Hypothetical                       0.95%       $   1,000.00      $   1,020.19        $   4.78

SANDS CAPITAL SELECT GROWTH FUND
   Class Y     Actual                             1.20%       $   1,000.00      $   1,139.00        $   6.40
   Class Y     Hypothetical                       1.20%       $   1,000.00      $   1,018.95        $   6.04

   Class Z     Actual                             1.45%       $   1,000.00      $   1,139.50        $   7.73
   Class Z     Hypothetical                       1.45%       $   1,000.00      $   1,017.70        $   7.29

SHORT DURATION FIXED INCOME FUND
   Class Y     Actual                             0.49%       $   1,000.00      $   1,016.50        $   2.46
   Class Y     Hypothetical                       0.49%       $   1,000.00      $   1,022.49        $   2.47

   Class Z     Actual                             0.74%       $   1,000.00      $   1,016.30        $   3.72
   Class Z     Hypothetical                       0.74%       $   1,000.00      $   1,021.24        $   3.73

SMALL CAP CORE FUND
   Class A     Actual                             1.34%       $   1,000.00      $   1,145.00        $   7.17
   Class A     Hypothetical                       1.34%       $   1,000.00      $   1,018.25        $   6.74

   Class C     Actual                             2.09%       $   1,000.00      $   1,142.00        $  11.16
   Class C     Hypothetical                       2.09%       $   1,000.00      $   1,014.51        $  10.50

   Class Y     Actual                             1.09%       $   1,000.00      $   1,148.00        $   5.84
   Class Y     Hypothetical                       1.09%       $   1,000.00      $   1,019.50        $   5.49

   Institutional Class  Actual                    0.94%       $   1,000.00      $   1,148.40        $   5.03
   Institutional Class  Hypothetical              0.94%       $   1,000.00      $   1,020.24        $   4.73


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Other Items (Continued)
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SCHEDULE OF SHAREHOLDER EXPENSES (CONTINUED)

                                                                                                   EXPENSES
                                               NET EXPENSE       BEGINNING         ENDING         PAID DURING
                                                  RATIO           ACCOUNT          ACCOUNT      THE SIX MONTHS
                                               ANNUALIZED          VALUE            VALUE            ENDED
                                                MARCH 31,        OCTOBER 1,       MARCH 31,        MARCH 31,
                                                  2010             2009             2010             2010*
---------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE OPPORTUNITIES FUND
   Class Z     Actual                             1.50%       $   1,000.00      $   1,113.10        $   7.90
   Class Z     Hypothetical                       1.50%       $   1,000.00      $   1,017.45        $   7.54

ULTRA SHORT DURATION FIXED INCOME FUND
   Class Z     Actual                             0.69%       $   1,000.00      $   1,016.60        $   3.47
   Class Z     Hypothetical                       0.69%       $   1,000.00      $   1,021.49        $   3.48

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or366]] (to reflect the one-half year period).

** The example is based on an investment of $ 1,000 invested at the beginning of the period (December 31, 2009) and held for the entire period through March 31, 2010.


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ANNUAL RENEWAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

ADVISORY AGREEMENT APPROVAL DISCLOSURE

At a meeting held on November 19, 2009, the Board of Trustees (the "Board" or "Trustees") of the Touchstone Funds Group Trust (the "Trust"), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust and of the Sub-Advisory Agreement with respect to each Fund between the Advisor and the respective Sub-Advisor, except for the Sub-Advisory Agreements with respect to the Ultra Short Duration Fixed Income Fund, the Short Duration Fixed Income Fund, and the Intermediate Fixed Income Fund which were approved at meetings held on November 13, 2008, February 19, 2009, and April 21, 2009, respectively.

In determining whether to approve the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance and/or approval of the Investment Advisory Agreement and of the respective Sub-Advisory Agreement was in the best interests of each of the Funds and its respective shareholders. The information provided to the Board included:
(1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor's and its affiliates' revenues and costs of providing services to the Funds; and
(4) information about the Advisor's and Sub-Advisors' personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance and/or approval of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation and/or approval of the Investment Advisory Agreement and the Sub-Advisory Agreement with respect to each Fund. The Independent Trustees also reviewed the proposed continuation and/or approval of the Investment Advisory Agreement and the Sub-Advisory Agreement with respect to each of the Funds in private sessions with independent legal counsel at which no representatives of management were present.

In approving the Funds' Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing services; (2) the Advisor's compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. The Board discussed the Advisor's effectiveness in monitoring the performance of each Sub-Advisor, including those that were affiliates of the Advisor, and the Advisor's timeliness in responding to performance issues. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor's senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor's compliance policies and procedures. The quality of administrative and other services, including the Advisor's role in coordinating the activities of the Funds' other service providers, was also considered. The Board also considered the Advisor's relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.


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Other Items (Continued)
--------------------------------------------------------------------------------

Advisor's Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor to certain of the Funds) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor's relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor's business as a whole. The Board noted that the Advisor waived advisory fees for each Fund. The Board also noted that the Advisor pays the Sub-Advisors' sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor's relationship with the Funds both before and after tax expenses and whether the Advisor has the financial wherewithal to continue to provide a high level of services to the Funds, noting the ongoing commitment of the Advisor's parent company with respect to providing support and resources as needed. The Board also considered that the Funds' distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds. The Board also considered that affiliates of the Advisor may benefit from certain indirect tax benefits, including those relating to dividend received deductions.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor's and its affiliates' level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund's respective peer group. The Board also considered, among other data, the Funds' respective performance results during the six-, twelve-month thirty-six month periods ended September 30, 2009, as applicable, and noted that the Board reviews on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds' performance.

The Board also considered the effect of each Fund's growth and size on its performance and expenses. The Board noted that the Advisor had waived advisory fees for each Fund in order to reduce the Fund's respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.

The Board also discussed with management certain factors as set forth in the conditions to the Funds' exemptive order issued by the Securities and Exchange Commission relating to investments by the non-money market Funds in the Touchstone Institutional Money Market Fund. Based upon the nature and extent of the services provided by the Advisor and the Sub-Advisors to each Fund and a discussion by management with respect to the costs to the Advisor and Sub-Advisors of the portion of the advisory fee and sub-advisory fee attributable to the portion of the non-money market Funds' assets to be invested in the Touchstone Institutional Money Market Fund, the Board concluded that the advisory fee and the sub-advisory fee of each non-money market Fund were based on services that were in addition to, rather than duplicative of, services provided under the Investment Advisory and Sub-Advisory Agreements with respect to the portion of such Funds' assets to be invested in the Touchstone Institutional Money Market Fund.


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Other Items (Continued)
--------------------------------------------------------------------------------

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Healthcare and Biotechnology Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were above the median of its peer group. The Board took into account management's discussion of the Fund's expenses and noted that the Advisor was currently waiving a portion of the Fund's advisory fee. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund's performance for the six-, twelve- and thirty-six-month periods ended September 30, 2009 was in the 4th quartile of the Fund's peer group. The Board noted management's explanation for the Fund's underperformance. Based upon their review, the Trustees concluded that the Fund's performance was being addressed and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Intermediate Fixed Income Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund's advisory fee. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Board also noted that the Advisor had implemented reductions to the Fund's advisory fee schedule effective April 2009. The Fund's performance for the six-, twelve- and thirty-six-month periods ended September 30, 2009 was in the 4th quartile of the Fund's peer group. The Board took into account that the Sub-Advisor had assumed management of the Fund on April 22, 2009 after the prior sub-advisor had been replaced. The Board noted management's explanation for the Fund's underperformance. Based upon their review, the Trustees concluded that the Fund's performance was being addressed and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone International Growth Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were at and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund's advisory fee. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund's performance for the six- and thirty-six-month periods ended September 30, 2009 was in the 3rd quartile of the Fund's peer group, and in the 4th quartile of the Fund's peer group for the twelve-month period ended September 30, 2009. The Board noted management's explanation for the Fund's underperformance. Based upon their review, the Trustees concluded that the Fund's performance was being addressed and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Mid Cap Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was currently waiving the Fund's entire advisory fee. The Fund's performance for the six-month period ended September 30, 2009 was in the 2nd quartile of the Fund's peer group, and in the 4th quartile for the twelve- and thirty-six month periods ended September 30, 2009. The Board noted management's discussion regarding the Fund's performance. Based upon their review, the Trustees concluded that the Fund's performance was being addressed and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Premium Yield Equity Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund's advisory fee. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Board noted that the Fund had commenced operations on December 3, 2007. The Fund's performance for the six-month period ended September 30, 2009 was in the 3rd quartile of the Fund's peer group, and in the 4th quartile for the twelve-month period ended September 30, 2009. The Board took into account that the Sub-Advisor had assumed management of the Fund on May 23, 2008 after the prior sub-advisor had been replaced. Based upon their review, the Trustees concluded that the Fund's performance was being addressed and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.


                                      152
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Other Items (Continued)
--------------------------------------------------------------------------------

Touchstone Sands Capital Select Growth Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were above the median of its peer group. The Board took into account management's discussion of the Fund's expenses and noted that the Advisor was currently waiving a portion of the Fund's advisory fee. The Fund's performance for the six-, twelve- and thirty-six month periods ended September 30, 2009 was in the 1st quartile of the Fund's peer group. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Short Duration Fixed Income Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund's advisory fee. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund's performance for the six-month period ended September 30, 2009 was in the 1st quartile of the Fund's peer group, in the 2nd quartile for the twelve-month period ended September 30, 2009, and in the 3rd quartile for the thirty-six month period ended September 30, 2009. The Board also took into account that the Sub-Advisor had assumed management of the Fund in February 2009, after the prior sub-advisor had been replaced. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Small Cap Value Opportunities Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median and above the median, respectively, of its peer group. The Board took into account management's discussion of the Fund's expenses and noted that the Advisor was currently waiving a portion of the Fund's advisory fee. The Board also noted that the Sub-Advisor had assumed responsibility for managing the Fund's entire portfolio on June 16, 2008. The Fund's performance for the six-month period ended September 30, 2009 was in the 3rd quartile of the Fund's peer group, and in the 4th quartile of the Fund's peer group for the twelve- and thirty-six month periods ended September 30, 2009. The Board noted management's discussion regarding the Fund's performance. Based upon their review, the Trustees concluded that the Fund's performance over time was being addressed and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Ultra Short Duration Fixed Income Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund's advisory fee. The Fund's performance for the six-month period ended September 30, 2009 was in the 3rd quartile of the Fund's peer group, in the 1st quartile of the Fund's peer group for the twelve-month period ended September 30, 2009, and in the 2nd quartile of the Fund's peer group for the thirty-six month period ended September 30, 2009. The Board noted that the Sub-Advisor had assumed management of the Fund on October 1, 2008 after the prior sub-advisor had been replaced. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund's current size and potential growth on its performance and expenses. The Board took into account management's discussion of the Fund's advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. With the exception of the Touchstone Premium Yield Equity Fund which has breakpoints in its advisory fee schedule, the Board determined that adding breakpoints at specified levels to the advisory fee schedule of each Fund was not appropriate at that time. The Board noted that the Touchstone Premium Yield Equity Fund currently was not realizing economies of scale in its advisory fee. The Board also noted that if a Fund's assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a Fund was reduced by the total sub-advisory fee paid by the Advisor to the Fund's Sub-Advisor.


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Other Items (Continued)
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Conclusion. In considering the renewal of the Funds' Investment Advisory
Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds' Investment Advisory Agreement with the Advisor, among others: (a) the Advisor had demonstrated that it possessed the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory in relation to the performance of funds with similar investment objectives and to relevant indices or, as discussed above, is being addressed; and (d) each Fund's advisory fee is reasonable in relation to those of similar funds and to the services to be provided by the Advisor. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds' respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor's compensation; (3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by each Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Advisor to certain of the Funds with the Advisor, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisors to discuss their respective performance and investment processes and strategies. The Board considered each Sub-Advisor's level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Advisor's brokerage practices. The Board also considered each Sub-Advisor's regulatory and compliance history. The Board noted that the Advisor's compliance monitoring processes includes quarterly reviews of compliance reports and annual compliance visits to the Sub-Advisors and that compliance issues, if any, are reported to the Board.

Sub-Advisor's Compensation. The Board also took into consideration the financial condition of each Sub-Advisor and any indirect benefits derived by each Sub-Advisor and its affiliates from the Sub-Advisor's relationship with the Funds. In considering the profitability to each Sub-Advisor of its relationship with the Funds, the Board noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisors, are negotiated at arm's-length. As a consequence, the profitability to each Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board's deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Advisor's management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for each of Touchstone International Growth Fund, Touchstone Premium Yield Equity Fund and Touchstone Sands Capital Select Growth Fund contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund's assets increased.


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Other Items (Continued)
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Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor. The Board also compared the sub-advisory fees paid by the Advisor to fees charged by the Sub-Advisor to manage comparable institutional separate accounts. The Board considered the amount retained by the Advisor and the sub-advisory fee paid to each Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisors at arm's-length. The Board compared the sub-advisory fee for each Fund with various comparative data, if available, including the median and average sub-advisory fees of each Fund's peer group, and found considered the following information:

Touchstone Healthcare and Biotechnology Fund. The Fund's sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund's sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Intermediate Fixed Income Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund's sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone International Growth Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund's sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Mid Cap Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund's sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Premium Yield Equity Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund's sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Sands Capital Select Growth Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund's sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Short Duration Fixed Income Fund. The Fund's sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund's sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Small Cap Value Opportunities Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund's sub-advisory fees were reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Ultra Short Duration Fixed Income Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund's sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.


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Other Items (Continued)
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As noted above, the Board considered each Fund's performance during the six-, twelve- and thirty-six month periods ended September 30, 2009, as applicable, as compared to each Fund's peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Advisor. The Board was mindful of the Advisor's focus on each Sub-Advisor's performance and the Advisor's ways of addressing underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor was qualified to manage each Fund's assets in accordance with the Fund's investment objectives and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and to relevant indices or, as discussed above, is being addressed; (d) each Fund's advisory fees are reasonable relative to those of similar funds and to the services to be provided by the Advisor and the Sub-Advisor; and (e) the Sub-Advisor's investment strategies are appropriate for pursuing the investment objectives of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

BASIS FOR BOARD'S APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At meetings held on May 20-21, 2009, and August 19-20, 2009, the Board of Trustees (the "Board" or "Trustees") of the Touchstone Funds Group Trust (the "Trust"), and by a separate vote, the Independent Trustees of the Trust, approved amendments to the Investment Advisory Agreement between the Trust and the Advisor adding the Touchstone Emerging Markets Equity Fund, the Touchstone Capital Appreciation Fund, the Touchstone Mid Cap Value Fund, the Touchstone Large Cap Relative Value Fund, the Touchstone International Fixed Income Fund, the Touchstone Global Equity Fund, the Touchstone Core Plus Fixed Income Fund, the Touchstone Global Real Estate Fund, the Touchstone Market Neutral Equity Fund, the Touchstone Small Cap Core Fund, and the Touchstone Focused Equity Fund (collectively, the "New Funds") and also initially approved the Sub-Advisory Agreements between the Advisors and the respective Sub-Advisors.

In determining whether to approve the amendment to the Investment Advisory Agreement and approve the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the amendment to the Investment Advisory Agreement and the approval of the Sub-Advisory Agreements was in the best interests of each of the New Funds and its respective shareholders. The information provided to the Board included: (1) a comparison of each New Fund's proposed advisory fee and other fees and anticipated expense ratios with those of comparable funds; (2) performance information of a comparable investment product; (3) the Advisor's and its affiliates' estimated revenues and costs of providing services to the New Funds; and (4) information about the Advisor's and Sub-Advisors' personnel. Prior to voting, the Independent Trustees reviewed the proposed amendment to the Investment Advisory Agreement and approval of the Sub-Advisory Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the Investment Advisory Agreement and of the Sub-Advisory Agreements with respect to each New Fund. The Independent Trustees also reviewed the proposed amendment to the Investment Advisory Agreement and approval of the Sub-Advisory Agreements with respect to each of the New Funds in private sessions with independent legal counsel at which no representatives of management were present.


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Other Items (Continued)
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In approving the amendment to the Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services to be provided to the New Funds, including the personnel that will provide such services; (2) the Advisor's anticipated compensation and profitability; (3) a comparison of fees of comparable funds; (4) anticipated economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. The Board discussed the Advisor's effectiveness in monitoring the performance of sub-advisors, including those that were affiliates of the Advisor, and the Advisor's timeliness in responding to performance issues. In evaluating the quality of services to be provided by the Advisor, the Board took into account its familiarity with the Advisor's senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor's compliance policies and procedures. The quality of administrative and other services of comparable funds managed by the Advisor, including the Advisor's role in coordinating the activities of those Funds' other service providers, was also considered. The Board also considered the Advisor's relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to each New Fund by the Advisor under the Investment Advisory Agreement.

Advisor's Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including one of the Sub-Advisors) and the direct and indirect benefits to be derived by the Advisor and its affiliates from the Advisor's relationship with the New Funds. The information considered by the Board included operating profit margin information for the Advisor's business as a whole. The Board noted that the Advisor will waive advisory fees for certain New Funds. The Board also noted that the Advisor will pay the Sub-Advisors' sub-advisory fees out of the advisory fees the Advisor receives from the New Funds. The Board reviewed the anticipated profitability of the Advisor's relationship with the New Funds and whether the Advisor has the financial wherewithal to provide a high level of services to the New Funds, noting the commitment of the Advisor's parent company with respect to providing support and resources as needed. The Board also considered that the New Funds' prospective distributor, an affiliate of the Advisor, will receive Rule 12b-1 distribution fees from the New Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor will derive benefits to its reputation and other benefits from its association with the New Funds. The Board also considered that affiliates of the Advisor may benefit from certain indirect tax benefits, including those relating to dividend received deductions.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each New Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor's and its affiliates' level of profitability, if any, to be derived from their relationship with each New Fund would be reasonable and not excessive.

Expenses and Performance. The Board compared each New Fund's proposed advisory fees and total expense ratios with those of comparable funds.

With respect to the Global Real Estate Fund, the Board noted that the Fund's estimated total expenses after estimated reimbursements would be below the median of the peer group.

With respect to the Capital Appreciation Fund, the Board noted that the Fund's estimated total expenses after estimated reimbursements would be below the median of the peer group.


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Other Items (Continued)
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With respect to the Mid Cap Value Fund, the Board noted that the Fund's estimated total expenses after estimated reimbursements would be below the median of the peer group.

With respect to the Emerging Markets Equity Fund, the Board noted that the Fund's estimated total expenses after estimated reimbursements would be below the median of the peer group.

With respect to the International Fixed Income Fund, the Board noted that the Fund's estimated total expenses after estimated reimbursements would be below the median of the peer group.

With respect to the Global Equity Fund, the Board noted that the Fund's estimated total expenses after estimated reimbursements would be below the median the of the peer group.

With respect to the Core Plus Fixed Fund, the Board noted that the Fund's estimated total expenses after estimated reimbursements would be above the median of the peer group.

With respect to the Market Neutral Equity Fund, the Board noted that the Fund's estimated total expenses after estimated reimbursements would be above the median of the peer group.

With respect to the Small Cap Core Fund, the Board noted that the Fund's estimated total expenses after estimated reimbursements would be below the median of the peer group.

With respect to the Large Cap Relative Value Fund, the Board noted that the Fund's estimated total expenses after estimated reimbursements would be below the median of the peer group.

With respect to the Focused Equity Fund, the Board noted that the Fund's proposed advisory fee was below the median of the peer group.

The Board took into account that the Advisor had contractually agreed to limit each New Fund's net operating expenses until January 31, 2011. The Board also considered the performance results of comparable investment products managed by the respective Sub-Advisors.

The Board also considered the effect of each New Fund's potential growth and size on its performance and expenses. The Board further noted that the Advisor anticipates waiving a portion of its advisory fees for certain New Funds in order to reduce the Fund's respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each New Fund will be paid by the Advisor out of the advisory fees it receives from the New Fund and the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the proposed expense ratios and noting the performance of comparable investment products, the Board also took into account the nature, extent and quality of the services to be provided to the New Funds by the Advisor and its affiliates.

Economies of Scale. The Board considered the effect of each New Fund's current size and potential growth on its performance and expenses. The Board took into account management's discussion of each New Fund's advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of a New Fund increase. The Board noted that the advisory fee schedule for each New Fund, except Touchstone Global Real Estate Fund, the Touchstone Market Neutral Fund, and the Touchstone Small Cap Core Fund, contains breakpoints that would reduce the applicable advisory fee rate on assets above specified levels as the applicable New Fund's assets increased. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of the Touchstone Global Real Estate Fund, the Touchstone Market Neutral Fund, and the Touchstone Small Cap Core Fund would not be appropriate at this time. The Board also noted that if a New Fund's assets increase over time, the New Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a New Fund will be reduced by the total sub-advisory fee paid by the Advisor to the New Fund's Sub-Advisor.


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Other Items (Continued)
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Conclusion. In considering the amendment to the New Funds' Investment Advisory
Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a New Fund-by-New Fund basis, and their determinations were made separately with respect to each New Fund. The Board reached the following conclusions regarding the New Funds' Investment Advisory Agreement with the Advisor, among others: (a) the Advisor had demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) each New Fund's proposed advisory fee is reasonable in relation to those of similar funds and to the services to be provided by the Advisor. Based on their conclusions, the Trustees determined with respect to each New Fund that approval of the amendments to the Investment Advisory Agreement was in the best interests of the New Fund and its shareholders.

In approving the New Funds' respective Sub-Advisory Agreements, the Board considered various factors with respect to each New Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services to be provided to the New Fund, including the personnel providing such services; (2) the Sub-Advisor's compensation; (3) a comparison of the proposed sub-advisory fee and performance of a comparable investment product managed by the Sub-Advisor against recognized indices; and (4) the terms of the Sub-Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services to be provided by each Sub-Advisor. The Board noted the affiliation of the Fort Washington Investment Advisors, Inc. ("FWIA") with the Advisor, noting any potential conflicts of interest. The Board considered each Sub-Advisor's level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who will be responsible for managing the investment of portfolio securities with respect to the New Funds. The Board also noted each Sub-Advisor's brokerage practices. The Board also noted its familiarity with FWIA, owing to FWIA's management of other Touchstone funds. The Board also considered each Sub-Advisor's regulatory and compliance history. The Board noted that the Advisor's compliance monitoring processes includes quarterly reviews of compliance reports and annual compliance visits to the Sub-Advisors and that compliance issues, if any, are reported to the Board.

Sub-Advisor's Compensation. The Board also took into consideration the financial condition of each Sub-Advisor and any indirect benefits to be derived by each Sub-Advisor and its affiliates from the Sub-Advisor's relationship with the New Funds. In considering the anticipated profitability to each Sub-Advisor of its relationship with the New Funds, the Board noted the undertakings of the Advisor to maintain expense limitations for the New Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements will be paid by the Advisor out of the advisory fees that it will receive under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisors, are negotiated at arm's-length. As a consequence, the anticipated profitability to each Sub-Advisor of its relationship with a New Fund was not a substantial factor in the Board's deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Advisor's management of the applicable New Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for each New Fund, except the Touchstone Global Real Estate Fund and Touchstone Small Cap Core Fund contains breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable New Fund's assets increased.


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Other Items (Continued)
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Sub-Advisory Fees and Fund Performance. The Board considered that each New Fund will pay an advisory fee to the Advisor and that the Advisor will pay the sub-advisory fee to the Sub-Advisor. The Board also compared the sub-advisory fees paid by the Advisor to fees charged by the Sub-Advisor to manage comparable institutional separate accounts. The Board considered the amount to be retained by the Advisor and the sub-advisory fee to be paid to each Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisors at arm's-length. The Board compared the proposed sub-advisory fee for each New Fund with various comparative data, including the median and average sub-advisory fees of each New Fund's peer group, and found that each New Fund's sub-advisory fee was reasonable and appropriate under the facts and circumstances.

The Board considered the Sub-Advisors' long-term performance record with comparable investment products that have similar investment strategies that would be utilized in managing the respective New Funds. The Board noted that the comparable performance of these products were satisfactory. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Advisor. The Board was mindful of the Advisor's focus on each Sub-Advisor's performance and the Advisor's ways of addressing underperformance.

Conclusion. In considering the approval of the Sub-Advisory Agreement with respect to each New Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisors are qualified to manage each New Fund's assets in accordance with the New Fund's investment objectives and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) each New Fund's proposed advisory fees are reasonable in relation to those of similar funds and to the services to be provided by the Advisor and the Sub-Advisors; and (d) each Sub-Advisor's investment strategies are appropriate for pursuing the investment objectives of each New Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each New Fund was in the best interests of the New Fund and its shareholders.


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                                      162
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PRIVACY PROTECTION POLICY

WE RESPECT YOUR PRIVACY

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today's world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

OUR PLEDGE TO OUR CLIENTS

o We collect only the information we need to service your account and administer our business.

o We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

o     We make every effort to ensure the accuracy of your information.

WE COLLECT THE FOLLOWING NONPUBLIC PERSONAL INFORMATION ABOUT YOU:

o Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

o Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

CATEGORIES OF INFORMATION WE DISCLOSE AND PARTIES TO WHOM WE DISCLOSE

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

WE PLACE STRICT LIMITS AND CONTROLS ON THE USE AND SHARING OF YOUR INFORMATION

o We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

o We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

o We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

o     We will not sell your personal information to anyone.

WE MAY PROVIDE INFORMATION TO SERVICE YOUR ACCOUNT

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* Capital Analysts Incorporated and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group(R)

      THE PRIVACY PROTECTION POLICY IS NOT PART OF THE SEMI-ANNUAL REPORT.

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       303 Broadway, Suite 1100
       Cincinnati, OH 45202-4203


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TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203 800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203

TRANSFER AGENT
JPMorgan Chase Bank, N.A.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

* A Member of Western & Southern Financial Group

                                                            TSF-56-TFGT-SAR-1003

Item 2. Code of Ethics.

Not required in semi-annual report filing.

Item 3. Audit Committee Financial Expert.

Not required in semi-annual report filing.

Item 4. Principal Accountant Fees and Services.

Not required in semi-annual report filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made to the procedures by which shareholders may recommend nominees to its Board of Trustees.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) Not applicable in semiannual filing.

(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b) Certification required by Item 11(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Funds Group Trust

By (Signature and Title)

/s/ Jill T. McGruder
------------------------------------
Jill T. McGruder
President

Date: June 2, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
-------------------------------------
Jill T. McGruder
President

Date: June 2, 2010

/s/ Terrie A. Wiedenheft
-------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date: June 2, 2010